UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

(Name and Address of Agent for Service)	Copy to:

Ryan M. Louvar, Esq. State Street Bank and Trust Company One Lincoln Street/CPH0326 Boston, MA 02111	W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, N.W. Washington, DC 20004
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: September 30
Date of reporting period: September 30, 2010

Item 1. Reports to Shareholders.

SPDR Index Shares Funds

Annual Report September 30, 2010

SPDR
STATE STREET GLOBAL ADVISORS

Precise in a world that isn't.[SM]

President’s Letter to Shareholders	1
Management’s Discussions of Fund Performance and Portfolio Summaries	2
SPDR® STOXX Europe 50® ETF (FEU)	2
SPDR® EURO STOXX 50® ETF (FEZ)	6
SPDR® S&P® Emerging Asia Pacific ETF (GMF)	10
SPDR® S&P® Russia ETF (RBL)	14
SPDR® S&P® China ETF (GXC)	18
SPDR® S&P® Emerging Markets ETF (GMM)	22
SPDR® S&P® BRIC 40 ETF (BIK)	26
SPDR® S&P® Emerging Europe ETF (GUR)	30
SPDR® S&P® Emerging Latin America ETF (GML)	34
SPDR® S&P® Emerging Middle East & Africa ETF (GAF)	38
SPDR® S&P® World ex-US ETF (GWL)	42
SPDR® S&P® International Small Cap ETF (GWX)	46
SPDR® Dow Jones International Real Estate ETF (RWX)	50
SPDR® FTSE/Macquarie Global Infrastructure 100 ETF (GII)	55
SPDR® MSCI ACWI ex-US ETF (CWI)	59
SPDR® Russell/Nomura PRIMEtm Japan ETF (JPP)	63
SPDR® Russell/Nomura Small Captm Japan ETF (JSC)	67
SPDR® S&P® International Dividend ETF (DWX)	71
SPDR® S&P® International Mid Cap ETF (MDD)	75
SPDR® S&P® Emerging Markets Small Cap ETF (EWX)	79
SPDR® Dow Jones Global Real Estate ETF (RWO)	83
SPDR® S&P® Global Natural Resources ETF (GNR)	88
SPDR® S&P® International Consumer Discretionary Sector ETF (IPD)	89
SPDR® S&P® International Consumer Staples Sector ETF (IPS)	93
SPDR® S&P® International Energy Sector ETF (IPW)	97
SPDR® S&P® International Financial Sector ETF (IPF)	101
SPDR® S&P® International Health Care Sector ETF (IRY)	105
SPDR® S&P® International Industrial Sector ETF (IPN)	109
SPDR® S&P® International Materials Sector ETF (IRV)	113
SPDR® S&P® International Technology Sector ETF (IPK)	117
SPDR® S&P® International Telecommunications Sector ETF (IST)	121
SPDR® S&P® International Utilities Sector ETF (IPU)	125
Schedules of Investments
SPDR® STOXX Europe 50® ETF (FEU)	129
SPDR® EURO STOXX 50® ETF (FEZ)	130
SPDR® S&P® Emerging Asia Pacific ETF (GMF)	131
SPDR® S&P® Russia ETF (RBL)	134
SPDR® S&P® China ETF (GXC)	135
SPDR® S&P® Emerging Markets ETF (GMM)	138
SPDR® S&P® BRIC 40 ETF (BIK)	145

SPDR® S&P® Emerging Europe ETF (GUR)	146
SPDR® S&P® Emerging Latin America ETF (GML)	148
SPDR® S&P® Emerging Middle East & Africa ETF (GAF)	150
SPDR® S&P® World ex-US ETF (GWL)	152
SPDR® S&P® International Small Cap ETF (GWX)	159
SPDR® Dow Jones International Real Estate ETF (RWX)	167
SPDR® FTSE/Macquarie Global Infrastructure 100 ETF (GII)	169
SPDR® MSCI ACWI ex-US ETF (CWI)	171
SPDR® Russell/Nomura PRIME Japan ETF (JPP)	178
SPDR® Russell/Nomura Small Cap Japan ETF (JSC)	183
SPDR® S&P® International Dividend ETF (DWX)	188
SPDR® S&P® International Mid Cap ETF (MDD)	190
SPDR® S&P® Emerging Markets Small Cap ETF (EWX)	195
SPDR® Dow Jones Global Real Estate ETF (RWO)	203
SPDR® S&P® Global Natural Resources ETF (GNR)	206
SPDR® S&P® International Consumer Discretionary Sector ETF (IPD)	208
SPDR® S&P® International Consumer Staples Sector ETF (IPS)	210
SPDR® S&P® International Energy Sector ETF (IPW)	212
SPDR® S&P® International Financial Sector ETF (IPF)	213
SPDR® S&P® International Health Care Sector ETF (IRY)	215
SPDR® S&P® International Industrial Sector ETF (IPN)	217
SPDR® S&P® International Materials Sector ETF (IRV)	219
SPDR® S&P® International Technology Sector ETF (IPK)	221
SPDR® S&P® International Telecommunications Sector ETF (IST)	223
SPDR® S&P® International Utilities Sector ETF (IPU)	225
Financial Statements	226
Financial Highlights	250
Notes to Financial Statements	268
Report of Independent Registered Public Accounting Firm	289
Other Information	290

President’s Letter to Shareholders

Dear Shareholders:

Enclosed please find a copy of the annual report for the SPDR Index Shares Funds for the period ended September 30, 2010. My colleagues and I take great pride in State Street’s heritage as the pioneer of Exchange Traded Funds (ETFs). We hope you will find this information helpful as you review your portfolio.

More than a year since the global recovery began; world governments continue to work to boost economic activity through stimulus programs and new regulation. Yet, with issues ranging from high unemployment in the United States and Europe’s sovereign debt crisis to a greater than anticipated economic slowdown in China and prospects for deflation in the industrial world dominating headlines, today’s consumer remains tentative. Accordingly, the pace of recovery remains slow with deteriorating forward-looking indicators suggesting ongoing challenges for the global equity markets.

In such a transitioning market, the benefits of ETFs — low costs, flexibility, transparency, tax efficiency and access to hard to reach asset classes — continue to resonate with investors. In fact, according to an October 13, 2010 Morningstar press release, year-to-date inflows into US ETFs through September 30, 2010 already exceed $60 billion. The SPDR Index Shares Funds continue to allow investors to precisely target their investments across a spectrum of global market benchmarks and industries.

Although rebounding financial markets will likely remain fragile across the globe, ETFs will continue to be solid building blocks to help investors construct and rebalance their portfolios.

We thank you for the confidence you have placed in the SPDR Index Shares Funds and pledge to continue to support you with the exceptional products and services you need to achieve your investment goals.

Sincerely,

James Ross
President

SPDR STOXX Europe 50 ETF —
Management’s Discussion of Fund Performance

The SPDR® STOXX Europe 50 ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the price and yield performance of the STOXX Europe 50 Index (the “Index”). In seeking this objective, the Fund uses a replication strategy designed to track the price and yield performance of the STOXX Europe 50 Index.

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was −2.52%, and the total return for the Index was −2.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs, securities lending income, differences in application of tax rates and tax reclaims and slight variations between the Fund’s holdings and the Index constituents.

Developed market equities outside of the United States did not perform as well as other regions of the world. European stocks suffered due to significant budget deficits, rising funding costs, fears of defaults and a possible breakdown of the Euro. Unprecedented action by European nations prevented (at least for now) any actual collapse, but markets failed to fully recover. The United Kingdom, Switzerland and Sweden boosted the Fund’s performance.

Consumer oriented stocks performed well across the globe, and Europe was no exception. Consumer staples and consumer discretionary sectors within the Fund both gained as consumer spending increased from the depressed levels of the recession. Materials stocks also rose sharply within the Fund. Financial firms in Europe suffered during the sovereign debt crisis and the sector fell as a result. This is the largest sector in the Index, so the impact more than offset the gains in both consumer sectors.

Nineteen of the twenty financial firms in the Index lost value during the year, reflecting the widespread difficulty in the sector. Another large and notable underperformer was BP PLC. The oil spill in the Gulf of Mexico resulted in a sharp decline in the stock price. Rio Tinto PLC, the large mining firm, was the Fund’s best performer during the Reporting Period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR STOXX Europe 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/15/02, 10/21/02, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR STOXX Europe 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.29%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	STOXX EUROPE	NET ASSET	MARKET	STOXX EUROPE
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

ONE YEAR	−2.52%	−2.95%	−2.51%	−2.52%	−2.95%	−2.51%

THREE YEARS	−30.57%	−30.88%	−30.70%	−11.45%	−11.58%	−11.51%

FIVE YEARS	1.25%	1.00%	1.43%	0.25%	0.20%	0.29%

SINCE INCEPTION (1)	69.60%	69.19%	70.97%	6.86%	6.83%	6.97%

(1)	For the period October 15, 2002 to September 30, 2010.

SPDR STOXX Europe 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR STOXX Europe 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

		HSBC HOLDINGS		VODAFONE
DESCRIPTION	NESTLE SA	PLC	NOVARTIS AG	GROUP PLC	BP PLC

MARKET VALUE	$2,062,278	1,986,446	1,567,671	1,451,699	1,404,821

% OF NET ASSETS	5.4	5.2	4.1	3.8	3.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	18.1%
Pharmaceuticals	15.8
Oil, Gas & Consumable Fuels	13.3
Food Products	6.7
Metals & Mining	6.0
Diversified Telecommunication Services	5.3
Capital Markets	4.2
Wireless Telecommunication Services	3.8
Insurance	3.4
Industrial Conglomerates	2.7
Beverages	2.5
Tobacco	2.2
Communications Equipment	2.0
Electric Utilities	1.7
Chemicals	1.7
Automobiles	1.6
Food & Staples Retailing	1.6
Electrical Equipment	1.4
Multi-Utilities	1.4
Software	1.3
Diversified Financial Services	1.2
Specialty Retail	1.0
Short Term Investments	0.1
Other Assets and Liabilities	1.0

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR EURO STOXX 50 ETF —
Management’s Discussion of Fund Performance

The SPDR® EURO STOXX 50 ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the price and yield performance of the EURO STOXX 50 Index (the “Index”). In seeking this objective, the Fund uses a replication strategy designed to track the price and yield performance of the EURO STOXX 50 Index.

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was −7.48%, and the total return for the Index was −7.81%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs, securities lending income, differences in application of tax rates and tax reclaims and slight variations between the Fund’s holdings and the Index constituents.

Developed market equities outside of the United States did not perform as well as other regions of the world. European stocks, and particularly Eurozone stocks (which are the focus of this Fund), suffered due to significant budget deficits, rising funding costs, fears of defaults and a possible breakdown of the Euro. Unprecedented action by European nations prevented (at least for now) any actual collapse, but markets failed to fully recover. Peripheral nations such as Greece, Ireland, Portugal and even Italy and Spain bore much of the brunt. The coordinated efforts of these nations prevented any further damage but the situation still bears watching.

As in other parts of the world, consumer stocks performed well during the Reporting Period, Consumer discretionary and consumer staples stocks within the Fund both gained significantly. Consumer spending across the globe rose during the last year, albeit from depressed levels of the hard recession. Financial stocks in the Fund fell as the financial issues in Europe weighed heavily on banks and financial institutions. Utilities also fell sharply during the Reporting Period. This sector is usually viewed as defensive and may reflect investor sentiment shifting toward more cyclical names.

Financials represent a large portion of the Fund’s benchmark and the issues in the sector weighed on the Fund. Eighteen of the nineteen financials stocks in the Index lost ground during the year, reflecting the widespread difficulty. On the positive side, Anheuser-Busch Inbev NV, the large brewer, and LVMH Moet Hennessy Louis Vuitton SA, a very large distiller, both posted significant gains.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR EURO STOXX 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/15/02, 10/21/02, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR EURO STOXX 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.29%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	EURO STOXX	NET ASSET	MARKET	EURO STOXX
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

ONE YEAR	−7.48%	−8.10%	−7.81%	−7.48%	−8.10%	−7.81%

THREE YEARS	−32.77%	−33.06%	−33.42%	−12.40%	−12.52%	−12.68%

FIVE YEARS	6.85%	6.68%	5.54%	1.33%	1.30%	1.08%

SINCE INCEPTION (1)	94.63%	93.89%	92.20%	8.72%	8.67%	8.55%

(1)	For the period October 15, 2002 to September 30, 2010.

SPDR EURO STOXX 50 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR EURO STOXX 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

		BANCO
DESCRIPTION	TOTAL SA	SANTANDER SA	TELEFONICA SA	SIEMENS AG	SANOFI-AVENTIS

MARKET VALUE	$8,810,791	7,974,601	7,586,620	7,013,692	5,738,547

% OF NET ASSETS	5.4	4.9	4.7	4.3	3.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	17.2%
Diversified Telecommunication Services	9.2
Oil, Gas & Consumable Fuels	8.9
Insurance	6.4
Pharmaceuticals	6.3
Electric Utilities	5.9
Industrial Conglomerates	5.8
Chemicals	4.4
Food Products	3.9
Automobiles	3.7
Multi-Utilities	3.6
Diversified Financial Services	2.5
Software	2.2
Electrical Equipment	2.1
Beverages	2.1
Textiles, Apparel & Luxury Goods	1.8
Communications Equipment	1.8
Capital Markets	1.8
Media	1.6
Food & Staples Retailing	1.5
Metals & Mining	1.4
Personal Products	1.3
Construction & Engineering	1.2
Real Estate Investment Trusts	1.0
Building Products	0.9
Construction Materials	0.5
Short Term Investments	1.7
Other Assets and Liabilities	(0.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P Emerging Asia Pacific ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P Emerging Asia Pacific ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the emerging markets of the Asia Pacific Region. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the S&P Asia Pacific Emerging BMI Index (the “Index”). The Fund also employs futures to maintain market exposure for cash and receivables as well as for market access where direct access is more limited.

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 20.85%, and the total return for the Index was 22.99%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

Given the strong growth dynamic in Asia and the improved resiliency of many Asian countries to global shocks, it is not surprising that the region was a strong performer during this period. In the region, the focus is increasingly on China, which recently surpassed Japan as the world’s second largest economy in nominal GDP terms. China is the largest market in Asia Pacific and some of its banks rank the highest in the world in terms of stock market capitalization. IPO activity in China has been strong in recent months notably bringing the largest IPO (Agriculture Bank of China) to market in July 2010.

Baidu, Inc. was the largest contributor to the Index return due to the company’s ability to beat earnings forecasts in both the first and second quarter of 2010. One of the main drivers is their adoption of Phoenix Nest back in December of 2009, a program to enhance sales relating to keyword searches online.

Reliance Communications, Ltd. was the largest detractor to the Fund’s return. There was negative news surrounding allegations of a special government appointed auditor that found the company had overstated revenues and underpaid license fees in the fiscal year ending March 2008.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P Emerging Asia Pacific ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Asia Pacific ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P ASIA PACIFIC			S&P ASIA PACIFIC
	NET ASSET	MARKET	EMERGING BMI	NET ASSET	MARKET	EMERGING BMI
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	20.85%	20.61%	22.99%	20.85%	20.61%	22.99%

THREE YEARS	−1.59%	−1.59%	−1.40%	−0.53%	−0.53%	−0.47%

SINCE INCEPTION (1)	42.71%	42.78%	44.97%	10.59%	10.60%	11.07%

(1)	For the period March 20, 2007 to September 30, 2010.

SPDR S&P Emerging Asia Pacific ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Emerging Asia Pacific ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

			TAIWAN
			SEMICONDUCTOR		RELIANCE
	CHINA	BAIDU, INC.	MANUFACTURING	CNOOC,	INDUSTRIES, LTD.
DESCRIPTION	MOBILE, LTD.	ADR	CO., LTD. ADR	LTD.	GDR

MARKET VALUE	$21,887,189	19,053,045	18,578,478	15,596,541	14,659,039

% OF NET ASSETS	3.1	2.7	2.6	2.2	2.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	13.3%
Oil, Gas & Consumable Fuels	11.5
Semiconductors & Semiconductor Equipment	6.7
Wireless Telecommunication Services	5.5
Internet Software & Services	4.7
Automobiles	4.3
Electronic Equipment, Instruments & Components	4.3
Insurance	3.6
Computers & Peripherals	3.4
Chemicals	3.2
IT Services	3.0
Metals & Mining	3.0
Real Estate Management & Development	2.6
Construction & Engineering	2.4
Transportation Infrastructure	2.2
Diversified Telecommunication Services	2.0
Hotels, Restaurants & Leisure	2.0
Food Products	1.9
Electrical Equipment	1.8
Capital Markets	1.4
Thrifts & Mortgage Finance	1.4
Construction Materials	1.3
Communications Equipment	1.2
Diversified Financial Services	1.2
Marine	1.2
Independent Power Producers & Energy Traders	1.0
Industrial Conglomerates	1.0
Electric Utilities	0.9
Energy Equipment & Services	0.9
Airlines	0.8
Textiles, Apparel & Luxury Goods	0.8
Household Products	0.7
Machinery	0.6
Beverages	0.5
Food & Staples Retailing	0.5
Gas Utilities	0.4
Health Care Providers & Services	0.4
Media	0.4
Pharmaceuticals	0.4
Building Products	0.3
Tobacco	0.1
Health Care Equipment & Supplies	0.1
Household Durables	0.1
Paper & Forest Products	0.1
Short Term Investments	6.4
Other Assets and Liabilities	(5.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P Russia ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P Russia ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an equity index based upon the Russian equity market. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the S&P Russia Capped BMI Index (the “Index”).

For the period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 0.72%, and the total return for the Index was 2.47%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs, depository receipt substitutions for certain securities and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

Global markets started 2010 in a cautious stance, as investors were digesting the previous months of aftershocks from the global financial crisis. In the third quarter of the year, it was clear that the aftershocks were still reverberating through the markets and that the related issues of “global imbalances” were still very much alive. Investors were still concerned about the likelihood of a double dip recession and what that would mean for the markets. In the third quarter of 2010, emerging market equities rose significantly and continued to outperform their developed market counterparts both in the third quarter and on a calendar year to date basis. Given the strong performance of other emerging market regions, the Russian market was a bit lackluster. The Russian energy stocks posted only modest rises. During the Reporting Period, the finance minister announced his forecasts of economic growth for the next 3 years will be between 3.8% and 4% annually. In addition, Putin announced an extension on the ban of wheat exports through late 2011 due to the current drought conditions. Global wheat prices are expected to continue to increase in response to a supply shortage. The Russian people did not appear to believe that the crisis is over, which resulted in unstable market returns.

The best performing sector in the Fund was consumer staples, dominated by impressive returns of OJSC Magnit. The main lagging sector in the Fund was energy. Over 40% of the Fund’s holdings are invested in the energy sector, which underperformed the overall benchmark significantly for the Reporting Period. On a security level, the main contributors to the Fund’s positive performance were OJSC Mobile TeleSystems, OJSC Magnit, and RusHydro.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P Russia ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/10/10, 3/11/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Russia ETF as stated in the Fees and Expenses table of the prospectus dated March 10, 2010 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P RUSSIA	NET ASSET	MARKET	S&P RUSSIA
	VALUE	VALUE	CAPPED BMI INDEX	VALUE	VALUE	CAPPED BMI INDEX

SINCE INCEPTION (1)	0.72%	0.32%	2.47%	N/A	N/A	N/A

(1)	For the period March 10, 2010 to September 30, 2010.

SPDR S&P Russia ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Russia
	Russia ETF	Capped BMI
	(a)	Index (b)
3/10/10	10000	10000
3/31/10	10283	10399
4/30/10	10230	10347
5/31/10	9093	9213
6/30/10	8784	8879
7/31/10	9760	9812
8/31/10	9475	9473
9/30/10	10072	10247

SPDR S&P Russia ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

				OJSC MOBILE	JSC MMC
	OAO GAZPROM	SBERBANK	LUKOIL	TELESYSTEMS	NORILSK
DESCRIPTION	ADR	GDR	ADR	ADR	NICKEL ADR

MARKET VALUE	$926,645	537,240	535,283	387,405	352,628

% OF NET ASSETS	15.4	8.9	8.9	6.5	5.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	41.1%
Metals & Mining	16.0
Commercial Banks	11.6
Wireless Telecommunication Services	8.6
Food & Staples Retailing	6.4
Diversified Telecommunication Services	4.1
Electric Utilities	3.4
Food Products	2.0
Chemicals	1.7
Pharmaceuticals	1.1
Media	0.9
Energy Equipment & Services	0.9
Household Durables	0.4
Short Term Investments	0.5
Other Assets and Liabilities	1.3

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P China ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P China ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Chinese equity market. In seeking this objective, the Fund uses sampling strategy designed to track the total return performance of the S&P China BMI Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 15.87%, and the total return for the Index was 18.32%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

Emerging market stocks posted strong gains during the Reporting Period. The S&P Emerging Market Index gained 23.17%, easily beating the Dow Jones U.S. Total Market Index gain of 11.33%. Chinese stocks did not perform quite as well as emerging markets as a whole, but the S&P China BMI Index still posted a strong 18.32% gain. The gains in China reflect the continued impact of government stimulus, but the government’s efforts to cool the property market helped subdue the market in the latter part of the Reporting Period.

Consumer Stocks performed very well in most parts of the world. This was particularly true in the Fund as the consumer staples and consumer discretionary sectors each gained more than 40%. Information technology also rose more than 40%. Healthcare and utilities (the smallest sectors in the Fund) were the only two sectors to lose ground during the Reporting Period.

Baidu, Inc. was a strong performer for the Fund, while China Life Insurance Co., Ltd. was one of the Fund’s largest detractors.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P China ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P China ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P CHINA	NET ASSET	MARKET	S&P CHINA
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

ONE YEAR	15.87%	15.74%	18.32%	15.87%	15.74%	18.32%

THREE YEARS	−15.60%	−14.98%	−15.30%	−5.50%	−5.27%	−5.38%

SINCE INCEPTION (1)	52.45%	52.73%	54.89%	12.67%	12.73%	13.19%

(1)	For the period March 20, 2007 to September 30, 2010.

SPDR S&P China ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P China
	China ETF	BMI Index
	(a)	(b)
3/20/07	10000	10000
3/31/07	10354	10373
4/30/07	10718	10820
5/31/07	11549	11742
6/30/07	12837	12985
7/31/07	14139	14345
8/31/07	15072	15260
9/30/07	18062	18288
10/31/07	21099	21241
11/30/07	18484	18548
12/31/07	17665	17839
1/31/08	13857	14020
2/29/08	15214	15336
3/31/08	13298	13441
4/30/08	15517	15470
5/31/08	14889	14883
6/30/08	13088	13030
7/31/08	13344	13279
8/31/08	12440	12240
9/30/08	9888	9751
10/31/08	7646	7479
11/30/08	7839	7687
12/31/08	8712	8523
1/31/09	7945	7836
2/28/09	7688	7623
3/31/09	8831	8746
4/30/09	9920	9833
5/31/09	11667	11626
6/30/09	12021	12075
7/31/09	13450	13438
8/31/09	12510	12481
9/30/09	13157	13092
10/31/09	13899	13803
11/30/09	14316	14308
12/31/09	14410	14458
1/31/10	13151	13231
2/28/10	13580	13662
3/31/10	14289	14409
4/30/10	14297	14417
5/31/10	13465	13573
6/30/10	13607	13681
7/31/10	14310	14456
8/31/10	13890	14082
9/30/10	15245	15489

SPDR S&P China ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

		CHINA CONSTRUCTION	INDUSTRIAL & COMMERCIAL	CHINA LIFE
DESCRIPTION	CHINA MOBILE, LTD.	BANK CORP.	BANK OF CHINA	INSURANCE CO., LTD.	CNOOC, LTD.

MARKET VALUE	$48,150,802	48,053,293	33,641,220	27,688,125	27,342,918

% OF NET ASSETS	7.1	7.1	5.0	4.1	4.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	20.1%
Oil, Gas & Consumable Fuels	13.7
Internet Software & Services	8.0
Wireless Telecommunication Services	7.1
Insurance	7.1
Real Estate Management & Development	5.2
Food Products	4.1
Metals & Mining	3.0
Automobiles	2.5
Transportation Infrastructure	2.4
Diversified Telecommunication Services	2.3
Construction & Engineering	2.2
Industrial Conglomerates	1.8
Independent Power Producers & Energy Traders	1.5
Hotels, Restaurants & Leisure	1.4
Machinery	1.3
Construction Materials	1.3
Textiles, Apparel & Luxury Goods	1.2
Marine	1.2
Food & Staples Retailing	0.9
Electrical Equipment	0.9
Electronic Equipment, Instruments & Components	0.9
Communications Equipment	0.8
Multiline Retail	0.8
Chemicals	0.8
Paper & Forest Products	0.7
Airlines	0.7
Health Care Equipment & Supplies	0.6
Computers & Peripherals	0.6
Energy Equipment & Services	0.5
Diversified Consumer Services	0.5
Specialty Retail	0.5
Beverages	0.4
Semiconductors & Semiconductor Equipment	0.4
Media	0.4
Water Utilities	0.3
Health Care Providers & Services	0.3
Gas Utilities	0.3
Software	0.2
IT Services	0.2
Auto Components	0.2
Pharmaceuticals	0.2
Road & Rail	0.1
Commercial Services & Supplies	0.0 ***
Short Term Investments	12.1
Other Assets and Liabilities	(11.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for China Milk Products Group, Ltd., which was Level 3 and part of the Food Products Industry, representing less than 0.05% of net assets. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P Emerging Markets ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P Emerging Markets ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the emerging markets of the world. In seeking this objective, the Fund uses a sampling strategy to track the total return performance of the S&P Emerging BMI Index (the “Index”). The Fund also employs futures to maintain market exposure for cash and receivables as well as for market access where direct access is more limited.

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 20.25%, and the total return for the Index was 23.17%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

The prior twelve months represented a period of strong relative emerging market stock performance. The Index had a return of 23.17% for this period which far outpaced other widely followed benchmarks such as the S&P 500 and MSCI EAFE. One of the factor’s fueling these comparably outsized returns for the Index was the higher realized recent GDP growth in many of the emerging countries and the sentiment that GDP growth in these markets was likely to continue to outpace their developed market counterparts. Another factor was the growing middle class constituencies in many of the countries and the accompanying growing consumer demand associated with this market segment. A third factor behind the solid returns in many cases were the relatively better balance sheets for both sovereign entities and consumers. Additionally, a continued rise in commodity prices also helped, as many emerging market economies are more dependent on commodity exports. There continue to be many positive signs in the emerging markets but concerns ranging from a spillover from developed market sovereign debt issues to currency devaluation “wars” continue to linger and could possibly influence future emerging market returns.

For the prior twelve months, all sectors in the Index had positive returns. With regard to the underlying sectors, consumer discretionary and consumer staples were the two best performing sectors. The two laggards were energy and telecommunications services.

There were a number of stocks that made significant contributions to the Fund’s return. One of these was Baidu Inc., an internet search service provider that has been helped by the growing Chinese middle class population. Another strong performer, and one of the Fund’s largest holdings, was Vale SA. Higher commodity prices played a big part in both Vale SA’s and OGX Petroleo e Gas Participacoes SA’s returns. Infosys Technologies, Ltd. was another of the Fund’s larger holdings which was able to post a strong return.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P Emerging Markets ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P EMERGING BMI	NET ASSET	MARKET	S&P EMERGING BMI
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	20.25%	19.92%	23.17%	20.25%	19.92%	23.17%

THREE YEARS	−0.31%	−0.37%	1.27%	−0.10%	−0.12%	0.42%

SINCE INCEPTION (1)	34.78%	34.97%	37.47%	8.81%	8.86%	9.42%

(1)	For the period March 20, 2007 to September 30, 2010.

SPDR S&P Emerging Markets ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Emerging
	Emerging Markets	BMI Index
	ETF (a)	(b)
3/20/07	10000	10000
3/31/07	10338	10389
4/30/07	10818	10863
5/31/07	11292	11357
6/30/07	11823	11927
7/31/07	12305	12467
8/31/07	12155	12226
9/30/07	13520	13574
10/31/07	15145	15077
11/30/07	14084	14145
12/31/07	14134	14293
1/31/08	12447	12515
2/29/08	13328	13473
3/31/08	12706	12785
4/30/08	13773	13743
5/31/08	14123	14065
6/30/08	12779	12675
7/31/08	12301	12202
8/31/08	11497	11337
9/30/08	9494	9237
10/31/08	6968	6706
11/30/08	6536	6276
12/31/08	6946	6652
1/31/09	6403	6197
2/28/09	6196	6003
3/31/09	6976	6771
4/30/09	8174	7889
5/31/09	9622	9464
6/30/09	9462	9347
7/31/09	10421	10279
8/31/09	10393	10276
9/30/09	11208	11160
10/31/09	11267	11257
11/30/09	11859	11813
12/31/09	12296	12281
1/31/10	11531	11635
2/28/10	11615	11689
3/31/10	12523	12620
4/30/10	12600	12745
5/31/10	11477	11678
6/30/10	11424	11588
7/31/10	12415	12557
8/31/10	12130	12384
9/30/10	13478	13747

SPDR S&P Emerging Markets ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

				ITAU UNIBANCO
		PETROLEO	OAO GAZPROM	HOLDING SA	AMERICA MOVIL
DESCRIPTION	VALE SA ADR	BRASILEIRO SA	ADR	PREFERENCE SHARES ADR	SAB DE CV

MARKET VALUE	$6,626,984	5,824,930	5,745,013	3,752,567	3,474,817

% OF NET ASSETS	3.1	2.7	2.7	1.7	1.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

	PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	15.7%
Commercial Banks	14.5
Metals & Mining	10.2
Wireless Telecommunication Services	6.4
Semiconductors & Semiconductor Equipment	3.8
Beverages	2.2
Internet Software & Services	2.1
Insurance	2.0
Real Estate Management & Development	1.9
Food Products	1.9
Diversified Financial Services	1.8
IT Services	1.7
Industrial Conglomerates	1.7
Construction & Engineering	1.6
Diversified Telecommunication Services	1.6
Automobiles	1.6
Chemicals	1.5
Electronic Equipment, Instruments & Components	1.4
Electric Utilities	1.3
Food & Staples Retailing	1.3
Media	1.2
Multiline Retail	1.2
Construction Materials	1.2
Computers & Peripherals	1.1
Hotels, Restaurants & Leisure	1.1
Specialty Retail	1.0
Independent Power Producers & Energy Traders	0.9
Pharmaceuticals	0.9
Communications Equipment	0.8
Transportation Infrastructure	0.8
Thrifts & Mortgage Finance	0.7
Household Durables	0.6
Electrical Equipment	0.6
Capital Markets	0.6
Machinery	0.6
Airlines	0.5
Household Products	0.5
Tobacco	0.4
Marine	0.4
Gas Utilities	0.4
Paper & Forest Products	0.3
Leisure Equipment & Products	0.3
Personal Products	0.3
Energy Equipment & Services	0.3
Textiles, Apparel & Luxury Goods	0.2
Health Care Providers & Services	0.2
Water Utilities	0.2
Aerospace & Defense	0.1
Road & Rail	0.1
Trading Companies & Distributors	0.1
Distributors	0.1
Health Care Equipment & Supplies	0.1
Professional Services	0.1
Building Products	0.0	***
Software	0.0	***
Air Freight & Logistics	0.0	***
Biotechnology	0.0	***
Auto Components	0.0	***
Short Term Investments	11.5
Other Assets and Liabilities	(5.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for BF Investment, Ltd., which was Level 2 and part of the Independent Power Producers & Energy Traders Industry, representing less than 0.05% of net assets. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P BRIC 40 ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P BRIC 40 ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the emerging markets of Brazil, Russia, India and China. In seeking this objective, the Fund uses a replication strategy designed to track the total return performance of the S&P BRIC 40 Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 13.98%, and the total return for the Index was 14.76%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs, uninvested cash, compounding differences resulting from performance volatility, dividend accrual differences and slight variations between the Fund’s holdings and the Index constituents.

The Fund derived essentially all of its gains during the Reporting Period based on its performances in the “bookends” of the twelve months. In the fourth quarter of 2009, Brazil benefitted from a boost in materials prices, China benefitted from upward revised growth estimates for 2010, India benefited from the “domestic demand” and outsourcing/technology themes as well as a fairly low level of external indebtedness, while the Russian market was helped by firming global oil demand.

In the third quarter of 2010, China managed to attain the status as the world’s second-largest economy. In Brazil, the Central Bank raised the benchmark rate during the quarter to 10.75%, while Petrobras completed a $70 billion secondary offering, which was the largest in history. The IMF has revised India’s growth projection upwards for 2010 to 9.7%. Russia was a bit of a laggard here, as Russian energy names were only able to post modest gains.

India was the best performing country in the Reporting Period and contributed significantly to overall Fund return. Information technology firm Infosys Technologies, Ltd. which is the largest weight Indian stock in the Index, surged. Along those same lines, the best performing sector for the period was information technology. Notables here were Infosys Technologies, Ltd. (mentioned previously) as well as Chinese names Tencent Holdings, Ltd. & Baidu, Inc. The latter company was actually the best performing stock for the period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P BRIC 40 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/07, 6/22/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P BRIC 40 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P BRIC	NET ASSET	MARKET	S&P BRIC
	VALUE	VALUE	40 INDEX	VALUE	VALUE	40 INDEX

ONE YEAR	13.98%	13.14%	14.76%	13.98%	13.14%	14.76%

THREE YEARS	−9.09%	−8.84%	−7.81%	−3.13%	−3.04%	−2.68%

SINCE INCEPTION (1)	13.99%	14.03%	15.73%	4.07%	4.08%	4.55%

(1)	For the period June 19, 2007 to September 30, 2010.

SPDR S&P BRIC 40 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P BRIC
	BRIC 40	40 Index
	ETF (a)	(b)
6/19/07	10000	10000
6/30/07	9954	9955
7/31/07	10544	10542
8/31/07	10727	10732
9/30/07	12538	12554
10/31/07	14703	14711
11/30/07	13469	13499
12/31/07	13469	13504
1/31/08	11350	11379
2/29/08	12339	12375
3/31/08	11530	11565
4/30/08	13090	13139
5/31/08	13661	13731
6/30/08	12418	12473
7/31/08	11671	11722
8/31/08	10591	10639
9/30/08	8464	8510
10/31/08	6165	6173
11/30/08	5882	5893
12/31/08	6058	6073
1/31/09	5624	5640
2/28/09	5560	5576
3/31/09	6316	6344
4/30/09	7313	7350
5/31/09	8821	8870
6/30/09	8576	8625
7/31/09	9280	9339
8/31/09	9111	9173
9/30/09	10001	10086
10/31/09	10361	10454
11/30/09	10852	10954
12/31/09	10976	11073
1/31/10	10065	10166
2/28/10	10240	10344
3/31/10	10967	11089
4/30/10	10984	11110
5/31/10	10157	10290
6/30/10	10080	10206
7/31/10	10892	11039
8/31/10	10455	10600
9/30/10	11399	11573

SPDR S&P BRIC 40 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

				ITAU UNIBANCO
				HOLDING SA
	OAO GAZPROM	CHINA		PREFERENCE	PETROLEO BRASILEIRO
DESCRIPTION	ADR	MOBILE, LTD.	VALE SA ADR	SHARES ADR	SA ADR

MARKET VALUE	$37,783,945	30,845,824	25,304,434	23,619,024	22,919,702

% OF NET ASSETS	8.2	6.7	5.5	5.1	5.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	32.7%
Commercial Banks	26.5
Wireless Telecommunication Services	9.9
Metals & Mining	9.8
Internet Software & Services	6.0
Insurance	4.9
IT Services	3.7
Diversified Telecommunication Services	2.3
Beverages	2.1
Real Estate Management & Development	0.9
Electric Utilities	0.6
Short Term Investments	14.6
Other Assets and Liabilities	(14.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P Emerging Europe ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P Emerging Europe ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon European emerging markets. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the S&P European Emerging Capped BMI Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 16.74%, and the total return for the Index was 21.19%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs, cash drag, compounding, optimization, liquidity constraints and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

The 12-month period ended September 30, 2010 brought mostly positive performance for the Emerging Europe region. At the end of 2009, the region saw positive performance, led by the Russian market, which was helped by firming global oil demand. The Russian economy stabilized during this time, following a sharp drop in output in the beginning of 2009. This trend continued in the beginning of 2010, but reverted a bit in the third quarter of the Reporting Period. Currency weakness was a major contributor to that decline. Given their trade and financing links with Western Europe, the Czech Republic, Hungary and Poland are inevitably impacted by developments in the Western European finance sector. However, the region finished out the period strongly as Emerging Europe finished out the last 3 months as a top performer. Currency strength was a major contributor to the region’s overall performance. Given the strong performance of the region, the Russian market was a bit lackluster to end the period. The Russian energy names posted only modest rises. During the last quarter of the Reporting Period, the finance minister announced his forecasts of economic growth for the next 3 years will be between 3.8% and 4% annually. In addition, Putin announced an extension on the ban of wheat exports through late 2011 due to the current drought conditions. Global wheat prices are expected to continue to increase in response to a supply shortage. The Turkish market was a strong performer at the end of the period, driven by strong growth, reduced political risk and an improved fiscal outlook.

Turkiye Garanti Bankasi AS, the largest Turkish stock in the Fund and Index, was a top contributor to return this year. OAO Gazprom was the largest detractor to the Fund’s performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P Emerging Europe ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Europe ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EUROPEAN			S&P EUROPEAN
	NET ASSET	MARKET	EMERGING CAPPED	NET ASSET	MARKET	EMERGING CAPPED
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

ONE YEAR	16.74%	14.50%	21.19%	16.74%	14.50%	21.19%

THREE YEARS	−26.33%	−26.76%	−25.29%	−9.69%	−9.86%	−9.26%

SINCE INCEPTION (1)	−12.53%	−12.82%	−9.94%	−3.72%	−3.81%	−2.92%

(1) For the period March 20, 2007 to September 30, 2010.

SPDR S&P Emerging Europe ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Emerging Europe ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

	OAO GAZPROM	LUKOIL		JSC MMC NORILSK	TURKIYE GARANTI
DESCRIPTION	ADR	ADR	SBERBANK	NICKEL ADR	BANKASI AS

MARKET VALUE	$33,332,760	14,779,587	13,395,300	8,903,953	8,588,105

% OF NET ASSETS	14.3	6.4	5.8	3.8	3.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	35.3%
Commercial Banks	23.2
Metals & Mining	10.6
Wireless Telecommunication Services	6.3
Diversified Telecommunication Services	5.0
Electric Utilities	3.7
Industrial Conglomerates	1.8
Household Durables	1.6
Chemicals	1.4
Media	1.3
Pharmaceuticals	1.3
Airlines	1.3
Beverages	1.1
Insurance	0.9
Diversified Financial Services	0.9
Food & Staples Retailing	0.9
Distributors	0.7
Real Estate Management & Development	0.5
Construction & Engineering	0.5
Energy Equipment & Services	0.3
Software	0.3
Hotels, Restaurants & Leisure	0.2
Building Products	0.2
Biotechnology	0.1
Short Term Investments	2.9
Other Assets and Liabilities	(2.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P Emerging Latin America ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P Emerging Latin America ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Latin American emerging markets. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the S&P Latin America BMI Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 23.73%, and the total return for the Index was 24.10%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

The Fund derived essentially all of the gains it made during the Reporting Period, based on its performance in the “bookends” of the twelve months. In the fourth quarter of 2009, every market except Peru rose in double digits. Commodity stocks continued to rise during the quarter and the stabilization of expectations regarding the US economy most likely benefited Mexico. Brazil, led by the materials sector, also had a strong quarter. Estimates of Brazil’s recently discovered oil reserves continue to rise. Chilean stocks, led by the consumer discretionary sector also rose substantially. A big winner was the department store SACI Falabella. Post Nafta, the Mexican business cycle is increasingly integrated with that of the US. The Mexican brewer, Grupo Modelo SAB had significant gains.

In the third quarter of 2010, the Central Bank of Brazil raised the benchmark interest rate and has kept it there, and Brazil’s government imposed a new investment tax to help curb the Real’s appreciation with the announcement in October of an increase in the tax on financial transactions (IOF tax) from 2% to 6% for fixed income investments. One of the major highlights of the quarter in terms of corporate activity was the much anticipated US$70 billion secondary offering from Petrobras, which was the largest in history. The Mexican market was the laggard in the region, although it still rose positively during the quarter. Mexico continues to suffer due to its high correlation with the US market. The domestic economic data has been decelerating as of late, with the July GDP coming in at the lowest number since February 2010 along with July IP and retail sales coming in below consensus. The Chilean market rallied in the third quarter of 2010, helped by the strong Peso and the rebound in copper prices. Peru also had a strong third quarter.

Chile was the best performing country this period. Cencosud SA. in particular, a hypermarket retailer, surged during the period. This stock was also the single best performing stock for the entire Fund for the period ending September 30, 2010. The best performing sector for the Fund for the Reporting Period was industrials. Notables here included airlines Lan Airlines SA & TAM SA, both of which returned strong performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P Emerging Latin America ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Latin America ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.60%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P LATIN AMERICA	NET ASSET	MARKET	S&P LATIN AMERICA
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

ONE YEAR	23.73%	23.44%	24.10%	23.73%	23.44%	24.10%

THREE YEARS	15.49%	15.65%	17.31%	4.92%	4.97%	5.47%

SINCE INCEPTION (1)	57.62%	57.66%	62.47%	13.74%	13.75%	14.72%

(1)	For the period March 20, 2007 to September 30, 2010.

SPDR S&P Emerging Latin America ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Emerging Latin America ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

			ITAU UNIBANCO
			HOLDING SA
	PETROLEO BRASILEIRO		PREFERENCE SHARES	AMERICA MOVIL	BANCO BRADESCO
DESCRIPTION	SA ADR	VALE SA ADR	ADR	SAB DE CV	SA ADR

MARKET VALUE	$25,588,149	22,861,445	12,158,841	11,863,788	8,846,347

% OF NET ASSETS	12.1	10.8	5.8	5.6	4.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	22.5%
Commercial Banks	18.4
Oil, Gas & Consumable Fuels	13.7
Wireless Telecommunication Services	6.7
Beverages	4.5
Food & Staples Retailing	3.4
Electric Utilities	3.1
Industrial Conglomerates	2.7
Multiline Retail	2.7
Food Products	2.3
Household Durables	2.1
Paper & Forest Products	2.1
Diversified Financial Services	1.7
Independent Power Producers & Energy Traders	1.7
Diversified Telecommunication Services	1.7
Media	1.4
Transportation Infrastructure	1.3
Airlines	1.2
Construction Materials	0.8
Household Products	0.8
Tobacco	0.8
Personal Products	0.6
Chemicals	0.6
Road & Rail	0.6
Water Utilities	0.5
Construction & Engineering	0.5
IT Services	0.4
Aerospace & Defense	0.4
Internet & Catalog Retail	0.3
Real Estate Management & Development	0.2
Short Term Investments	17.9
Other Assets and Liabilities	(17.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P Emerging Middle East & Africa ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P Emerging Middle East & Africa ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Middle Eastern and African emerging markets. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the S&P Mid-East & Africa BMI Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 23.91%, and the total return for the Index was 25.10%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs, optimization, liquidity constraints, cash drag, compounding and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

The 12-month period ended September 30, 2010 brought mostly positive performance for the Emerging Middle East and Africa region. At the end of 2009, the region saw positive performance, led by South Africa (the region’s largest country by market capitalization), which was aided by continued strong gold prices and a pick-up in industrial production. This trend continued in the beginning of 2010 although we saw much of this erased in the third quarter of the Reporting Period as South Africa fell in almost double digits. Economic data at the time in South Africa suggested that its economy was slowing. However, the region finished out the last 3 months as a top performer. South Africa was up significantly, helped by financials which did well, as did the consumer names, helped by the Wal-Mart Stores, Inc.’s bid for Massmart Holdings, Ltd in the retail space. The deal had been rumored for two years and it helped add some global confidence in the South African consumer market. With the movement in gold and the strength in the Rand, some of the resource names struggled, in particular some of the gold and platinum stocks. A significant Index event occurred in September, when S&P reclassified Israel from emerging to developed market status.

Teva Pharmaceutical Industries Ltd., the largest name in the Index prior to the reclassification of Israel, was a top contributor to return this Reporting Period. Orascom Telecom Holding SAE was the largest detractor to performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P Emerging Middle East & Africa ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Middle East & Africa ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MID-EAST &	NET ASSET	MARKET	S&P MID-EAST &
	VALUE	VALUE	AFRICA BMI INDEX	VALUE	VALUE	AFRICA BMI INDEX

ONE YEAR	23.91%	21.84%	25.10%	23.91%	21.84%	25.10%

THREE YEARS	13.93%	12.93%	18.08%	4.44%	4.14%	5.70%

SINCE INCEPTION (1)	31.97%	31.27%	37.59%	8.17%	8.00%	9.45%

(1)	For the period March 20, 2007 to September 30, 2010.

SPDR S&P Emerging Middle East & Africa ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P Emerging Middle East & Africa ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

				ANGLOGOLD	STANDARD BANK
DESCRIPTION	MTN GROUP, LTD.	SASOL, LTD.	NASPERS, LTD.	ASHANTI, LTD.	GROUP, LTD.

MARKET VALUE	$8,753,950	8,579,111	8,155,540	6,976,067	6,258,100

% OF NET ASSETS	6.1	6.0	5.7	4.9	4.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	19.8%
Commercial Banks	13.6
Wireless Telecommunication Services	7.9
Diversified Financial Services	7.3
Oil, Gas & Consumable Fuels	6.0
Media	5.9
Food & Staples Retailing	4.5
Real Estate Management & Development	4.1
Construction & Engineering	3.2
Specialty Retail	3.2
Industrial Conglomerates	2.9
Insurance	2.8
Food Products	2.6
Pharmaceuticals	2.3
Construction Materials	1.6
Health Care Providers & Services	1.5
Multiline Retail	1.5
Paper & Forest Products	1.2
Capital Markets	1.1
Household Durables	1.1
Distributors	0.7
Diversified Telecommunication Services	0.7
Hotels, Restaurants & Leisure	0.6
Chemicals	0.5
Tobacco	0.5
Containers & Packaging	0.5
Electronic Equipment, Instruments & Components	0.4
Real Estate Investment Trusts	0.4
Marine	0.3
Electrical Equipment	0.2
Trading Companies & Distributors	0.1
Energy Equipment & Services	0.1
IT Services	0.1
Auto Components	0.1
Commercial Services & Supplies	0.1
Professional Services	0.1
Textiles, Apparel & Luxury Goods	0.0 ***
Short Term Investments	2.6
Other Assets and Liabilities	(2.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P World ex-US ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P World ex-US ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the developed world (ex-US) equity markets. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the S&P Developed Ex-U.S. BMI Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 4.99%, and the total return for the Index was 6.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The Fund is highly optimized, holding only a small subset of the Index, which contributed most significantly to performance deviation. The difference in the Fund’s performance relative to the Index during the Reporting Period can also be attributed to Fund expenses, transaction costs, uninvested cash and compounding differences resulting from performance volatility.

Through the first half of the period, global financial markets enjoyed some recovery time as credit conditions began to improve, major central banks became more accommodating and corporate earnings reports were improving. Unfortunately, inflation was simmering in Asia causing risk appetites in that region to become more restrictive. Sovereign debt worries continued to plague several eurozone countries, including Greece, Spain and Portugal, putting additional pressure on the region and the Euro currency as well.

During the second quarter of 2010, global equity markets suffered a devastating quarter as concern came back about the likelihood of and economic recovery. Credit conditions worsened in May and June across the globe, as fiscal retrenchment weighed on the UK and the Eurozone and regulatory challenges loomed large for many US businesses. The disastrous oil spill in the Gulf of Mexico and the expiration of subsidies to US home buyers had a trickle effect and further contributed to a disheartening weak ending for the global markets as a whole.

Fortunately, the end of the period enjoyed the arrival of robust second-quarter earnings reports in July. Better economic performance in Europe gave a nice boost to the euro in early August and helped ebb credit concerns in southern Europe. During the first half of September, the MSCI World index of developed markets equities gained in value on every trading day save one. The pace of the rally moderated a bit thereafter, but foreign exchange intervention in Japan and strong statements from the US FOMC kept investors focused on potential increase in liquidity. As a result, many equity markets around the world, climbed into positive return territory for the year.

As stated above, the Fund is an optimized fund that holds a subset of the broader Index and therefore does not necessarily hold the stocks in the same proportion as the Index. Contributing most significantly to the Fund underperforming the Index was the positive Index performance of country mis-weights in South Korea, Spain and Canada. The Fund performance was helped by its country weight difference in Sweden, the United Kingdom, France, and Hong Kong. Specifically, the Fund’s performance during the Reporting Period was most positively impacted by Kinnevik Investment AB, Nestle SA and Novartis AG, while BP PLC, National Bank of Greece SA, and E.ON AG were the three names to have a negative impact.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P World ex-US ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P World ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.34%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P DEVELOPED EX-US	NET ASSET	MARKET	S&P DEVELOPED EX-U.S.
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

ONE YEAR	4.99%	4.15%	6.01%	4.99%	4.15%	6.01%

THREE YEARS	−23.22%	−23.40%	−22.18%	−8.43%	−8.50%	−8.02%

SINCE INCEPTION (1)	−19.73%	−19.89%	−18.30%	−6.17%	−6.23%	−5.70%

(1)	For the period April 20, 2007 to September 30, 2010.

SPDR S&P World ex-US ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P World ex-US ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

	SAMSUNG ELECTRONICS		HSBC		BHP
DESCRIPTION	CO., LTD. GDR	NESTLE SA	HOLDINGS PLC	NOVARTIS AG	BILLITON, LTD.

MARKET VALUE	$1,498,224	1,389,945	1,276,964	1,046,537	1,023,958

% OF NET ASSETS	1.4	1.3	1.2	1.0	1.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	13.0%
Oil, Gas & Consumable Fuels	7.8
Metals & Mining	6.9
Pharmaceuticals	6.1
Insurance	4.0
Chemicals	3.4
Diversified Telecommunication Services	2.9
Machinery	2.8
Food Products	2.6
Real Estate Management & Development	2.6
Automobiles	2.4
Food & Staples Retailing	2.3
Wireless Telecommunication Services	2.1
Semiconductors & Semiconductor Equipment	2.1
Electric Utilities	1.9
Industrial Conglomerates	1.9
Capital Markets	1.9
Electrical Equipment	1.7
Beverages	1.6
Trading Companies & Distributors	1.6
Construction & Engineering	1.5
Electronic Equipment, Instruments & Components	1.3
Specialty Retail	1.3
Media	1.3
Textiles, Apparel & Luxury Goods	1.3
Multi-Utilities	1.2
Health Care Equipment & Supplies	1.2
Road & Rail	1.2
Diversified Financial Services	1.2
Real Estate Investment Trusts	1.1
Hotels, Restaurants & Leisure	1.0
Household Durables	0.9
Building Products	0.8
Energy Equipment & Services	0.8
Communications Equipment	0.8
Tobacco	0.8
Auto Components	0.7
Commercial Services & Supplies	0.7
Professional Services	0.6
Marine	0.6
Software	0.6
Transportation Infrastructure	0.6
Aerospace & Defense	0.6
Multiline Retail	0.5
Computers & Peripherals	0.5
Gas Utilities	0.5
IT Services	0.5
Office Electronics	0.5
Household Products	0.4
Health Care Providers & Services	0.4
Construction Materials	0.3
Air Freight & Logistics	0.3
Paper & Forest Products	0.3
Distributors	0.2
Personal Products	0.2
Biotechnology	0.2
Leisure Equipment & Products	0.2
Life Sciences Tools & Services	0.2
Consumer Finance	0.1
Independent Power Producers & Energy Traders	0.1
Airlines	0.1
Containers & Packaging	0.1
Short Term Investments	10.5
Other Assets and Liabilities	(9.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Anglo Irish Bank Corp. PLC, which was Level 2 and part of the Commercial Banks Industry, representing less than 0.05% of net assets. (Note 2)

SPDR S&P International Small Cap ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P International Small Cap ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the developed world (ex-US) small cap equity markets. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the S&P Developed Ex-US Under USD2 Billion Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 11.54%, and the total return for the Index was 10.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs, optimization, liquidity constraints, uninvested cash, compounding differences resulting from performance volatility, securities lending income and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

International small cap stocks have become an attractive investment for many. Among non-U.S. small caps, we see cheaper forward valuations and higher returns on equity. An investor may therefore be getting more at a reduced cost relative to U.S. small caps. An uncharacteristically ebullient September brought considerable relief to long-term investors, as many asset classes swung back into positive return territory. Smaller cap stocks performed particularly well. While the global economic backdrop certainly showed measurable improvement during the summer, the challenges to recapturing robust growth in developed markets remain substantial, suggesting that the recent resurgence of equities may have more to do with positioning than underlying fundamentals.

Giordano International, Ltd. was a top contributor to return this Reporting Period, while Shochiku Co., Ltd. was the largest detractor to performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P International Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P DEVELOPED EX-U.S. UNDER USD2	NET ASSET	MARKET	S&P DEVELOPED EX-U.S. UNDER USD2
	VALUE	VALUE	BILLION INDEX	VALUE	VALUE	BILLION INDEX

ONE YEAR	11.54%	11.14%	10.49%	11.54%	11.14%	10.49%

THREE YEARS	−18.48%	−18.83%	−20.34%	−6.58%	−6.72%	−7.30%

SINCE INCEPTION (1)	−15.91%	−15.82%	−18.03%	−4.90%	−4.87%	−5.60%

(1)	For the period April 20, 2007 to September 30, 2010.

SPDR S&P International Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

SPDR S&P International Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

	HONG LEONG	BELIMO		SSL	CAFE DE CORAL
DESCRIPTION	FINANCE, LTD.	HOLDING AG	RUBIS	INTERNATIONAL PLC	HOLDINGS, LTD.

MARKET VALUE	$3,588,858	3,542,497	3,505,042	3,163,215	3,152,381

% OF NET ASSETS	0.6	0.6	0.6	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	6.9%
Machinery	5.8
Oil, Gas & Consumable Fuels	4.9
Commercial Banks	4.7
Electronic Equipment, Instruments & Components	3.8
Real Estate Management & Development	3.8
Real Estate Investment Trusts	3.6
Chemicals	3.5
Capital Markets	3.2
Hotels, Restaurants & Leisure	3.2
Specialty Retail	3.2
Commercial Services & Supplies	2.8
Construction & Engineering	2.7
Media	2.6
Food Products	2.4
Health Care Equipment & Supplies	2.3
Pharmaceuticals	2.2
Auto Components	1.9
Professional Services	1.9
Energy Equipment & Services	1.7
Software	1.7
Household Durables	1.7
Textiles, Apparel & Luxury Goods	1.7
Insurance	1.5
Electrical Equipment	1.4
Building Products	1.4
IT Services	1.4
Industrial Conglomerates	1.3
Trading Companies & Distributors	1.3
Semiconductors & Semiconductor Equipment	1.3
Biotechnology	1.0
Beverages	1.0
Health Care Providers & Services	0.9
Distributors	0.9
Paper & Forest Products	0.8
Road & Rail	0.8
Transportation Infrastructure	0.8
Communications Equipment	0.8
Gas Utilities	0.8
Diversified Financial Services	0.8
Marine	0.8
Consumer Finance	0.8
Multiline Retail	0.7
Construction Materials	0.6
Containers & Packaging	0.6
Diversified Consumer Services	0.6
Aerospace & Defense	0.5
Internet Software & Services	0.5
Automobiles	0.4
Food & Staples Retailing	0.4
Airlines	0.4
Thrifts & Mortgage Finance	0.3
Electric Utilities	0.3
Leisure Equipment & Products	0.3
Computers & Peripherals	0.2
Life Sciences Tools & Services	0.1
Internet & Catalog Retail	0.1
Health Care Technology	0.1
Air Freight & Logistics	0.1
Wireless Telecommunication Services	0.1
Independent Power Producers & Energy Traders	0.1
Household Products	0.1
Diversified Telecommunication Services	0.1
Short Term Investments	8.8
Other Assets and Liabilities	(7.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Carnegie Investment Bank AB, which was Level 2 and part of the Capital Markets Industry, Connaught PLC, which was Level 2 and part of the Commercial Services & Supplies and Peace Mark (Holdings), Ltd., which was Level 3 and part of the Textiles, Apparel & Luxury Goods Industry, each representing less than 0.08% of net assets. (Note 2)

SPDR Dow Jones International Real Estate ETF —
Management’s Discussion of Fund Performance

The SPDR® Dow Jones International Real Estate ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of an equity index based upon the international real estate market. In seeking this objective, the Fund uses a sampling strategy designed to track the price and yield performance of the Dow Jones Global ex-U.S. Select Real Estate Securities Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 12.15%, and the total return for the Index was 12.90%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs, uninvested cash, differences in application of tax rates and tax reclaims and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

The global publically traded real estate market is in the second year of a recovery rally. This rally, originally induced by valuations of real estate securities and magnified by short-covering, turned into a prolonged and sustained global trend over the last 18 months. During the Reporting Period, the global ex-US real estate securities market substantially outperformed many broader equity indexes.

Underpinning this strong performance were the following:

•	Reopening of public equity and debt markets led to elimination of bankruptcy concerns and refinancing risks among public property companies.

•	Continuous tightening of debt spreads and declining cost of capital provided public real estate companies with opportunities to strengthen balance sheets, accumulate cash and position for external growth.

•	Improving private real estate valuations globally moved closer to public real estate valuations, providing support for and reducing significant price to Net Asset Value (NAV) premiums of the public markets.

•	Macroeconomic overhang from the European sovereign debt crisis and tightening measures in Asian and emerging market countries did have a temporary impact in the second quarter of 2010; however, the impact was offset by evidence of stabilization in operating fundamentals and lack of excess supply.

•	Capital flows to real estate were strong as investors were attracted to its relatively high yield in the current low interest rate environment.

From a regional perspective, the Asian publically traded real estate market posted a positive return and outperformed the global universe defying the impact of the ongoing austerity measures. The countries of the emerging markets performed even stronger during the Reporting Period, while the UK and Europe lagged providing smaller, but still positive returns.

Hotels and apartment REITs posted the best 1 year performance for the Reporting Period. This is consistent with the expectation that sectors with short-lease durations outperform in this stage of the economic recovery. This expectation is embedded in an ability to generate internal growth from rental rate and occupancy improvements quickly and early in the cycle. Office and Mixed Office / Industrial sectors underperformed. Operating fundamentals in those sectors are slower to turn; occupancies have largely stabilized but rental rates continued to fall during the Reporting Period. The exceptions were a handful of commercial office markets, such as London and Hong Kong, where global tenant demand coupled with significant prior rental rate declines led to notable market strength.

At the individual security level, several hotel REITs were the best performing stocks globally. For instance, benefiting from both the return of liquidity and strong recovery in operating fundamentals, was the stock of

SPDR Dow Jones International Real Estate ETF —
Management’s Discussion of Fund Performance (continued)

Japan Hotel & Resort, Inc. Singapore diversified REIT, CapitaCommercial Trust and regional mall, Suntec REIT were the top performers. On the opposite side of the return spectrum were a number of European firms, namely IVG Immobilien AG and Grainger PLC.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR Dow Jones International Real Estate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/06, 12/20/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones International Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES GLOBAL			DOW JONES GLOBAL
			EX-U.S. SELECT REAL			EX-U.S. SELECT REAL
	NET ASSET	MARKET	ESTATE SECURITIES	NET ASSET	MARKET	ESTATE SECURITIES
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	12.15%	12.43%	12.90%	12.15%	12.43%	12.90%

THREE YEARS	−31.94%	−31.95%	−31.50%	−12.04%	−12.04%	−11.85%

SINCE INCEPTION (1)	−26.43%	−26.18%	−25.33%	−7.77%	−7.69%	−7.41%

(1)	For the period December 15, 2006 to September 30, 2010.

SPDR Dow Jones International Real Estate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Dow Jones
	SPDR Dow	Global Ex-US
	Jones International	Select Real
	Real Estate	Estate Securities
	ETF (a)	Index (b)
12/15/2006	10000	10000
12/31/2006	10401	10397
1/31/2007	10546	10576
2/28/2007	10836	10871
3/31/2007	11150	11207
4/30/2007	11391	11448
5/31/2007	11606	11670
6/30/2007	10859	10949
7/31/2007	10298	10383
8/31/2007	10271	10341
9/30/2007	10810	10901
10/31/2007	11010	11113
11/30/2007	10175	10275
12/31/2007	9683	9786
1/31/2008	9172	9258
2/29/2008	9208	9285
3/31/2008	9033	9098
4/30/2008	9452	9510
5/31/2008	9251	9313
6/30/2008	8218	8250
7/31/2008	8103	8145
8/31/2008	7736	7770
9/30/2008	6661	6680
10/1/2008	4963	4954
11/2/2008	4534	4530
12/3/2008	4733	4734
1/9/2009	4281	4288
2/9/2009	3682	3691
3/9/2009	3935	3950
4/30/2009	4471	4495
5/31/2009	5141	5163
6/30/2009	5229	5255
7/9/2009	5724	5771
8/31/2009	6220	6263
9/30/2009	6560	6613
10/31/2009	6508	6557
11/30/2009	6470	6539
12/31/2009	6564	6632
1/31/2010	6297	6351
2/28/2010	6331	6398
3/31/2010	6623	6684
4/30/2010	6710	6778
5/31/2010	5988	6080
6/30/2010	5999	6076
7/31/2010	6627	6723
8/31/2010	6708	6801
9/30/2010	7357	7467

SPDR Dow Jones International Real Estate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

				BROOKFIELD ASSET
	WESTFIELD		MITSUI FUDOSAN CO.,	MANAGEMENT, INC.	HANG LUNG
DESCRIPTION	GROUP	UNIBAIL-RODAMCO SE	LTD.	(CLASS A)	PROPERTIES, LTD.

MARKET VALUE	$122,410,341	95,993,506	70,248,312	68,765,985	42,340,454

% OF NET ASSETS	9.3	7.3	5.4	5.2	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Real Estate Management & Development	34.2%
Retail REITs	32.7
Diversified REITs	14.5
Office REITs	12.4
Industrial REITs	4.3
Specialized REITs	0.6
Residential REITs	0.6
Diversified Capital Markets	0.4
Short Term Investments	8.5
Other Assets and Liabilities	(8.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing less than 0.05% of net assets. (Note 2)

SPDR FTSE/Macquarie Global Infrastructure 100 ETF —
Management’s Discussion of Fund Performance

The SPDR® FTSE/Macquarie Global Infrastructure 100 ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the global infrastructure industry market. In seeking this objective, the Fund uses a sampling strategy to track the total return performance of the Macquarie Global Infrastructure 100 Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 1.63%, and the total return for the Index was 2.63%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs, depository receipt substitutions for certain securities and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

Developed market equities outside of the United States did not perform as well as other regions of the world. The Index invests more than half its assets outside the United States and the relative weakness of those markets dragged on the performance of the Fund. The Index is also heavily weighted in utilities companies and this sector represented the majority of the Index during the Reporting Period. Utilities were one of the weaker performing sectors during this time period and this also weighed on the Fund and Index returns.

European utilities were particularly hard hit during the Reporting Period. European markets in general struggled through a sovereign debt crisis where investors feared default by certain European nations and even expressed concern that some nations might leave the Euro. This set a difficult tone for equity markets and large Index names such as E.On AG and GDF Suez had a strong negative impact on overall returns. Other European utilities such as RWE AG, Iberdrola SA, EDF SA, and Enel SpA also lost ground and dragged on the return.

North American utility firms fared better and helped offset the difficulties in Europe. Dominion Resources, Inc., The Southern Co., and TransCanada Corp. all posted strong returns helping support the overall Fund and Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR FTSE/Macquarie Global Infrastructure 100 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/25/07, 1/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR FTSE/Macquarie Global Infrastructure 100 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.59%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MACQUARIE GLOBAL			MACQUARIE GLOBAL
	NET ASSET	MARKET	INFRASTRUCTURE 100	NET ASSET	MARKET	INFRASTRUCTURE 100
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	1.63%	1.20%	2.63%	1.63%	1.20%	2.63%

THREE YEARS	−20.13%	−20.62%	−18.25%	−7.22%	−7.41%	−6.50%

SINCE INCEPTION (1)	−8.61%	−9.01%	−5.93%	−2.42%	−2.53%	−1.64%

(1)	For the period January 25, 2007 to September 30, 2010.

SPDR FTSE/Macquarie Global Infrastructure 100 ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR FTSE/Macquarie
	Global Infrastructure	Macquarie Global
	100 ETF	Infrastructure 100
	Fund (a)	Index (b)
1/25/2007	10000	10000
1/31/2007	10089	10089
2/28/2007	10274	10277
3/31/2007	10684	10692
4/30/2007	11113	11125
5/31/2007	11383	11425
6/30/2007	11079	11120
7/31/2007	10714	10754
8/31/2007	10893	10949
9/30/2007	11442	11508
10/31/2007	12133	12217
11/30/2007	12293	12386
12/31/2007	12244	12343
1/31/2008	11363	11453
2/29/2008	11312	11411
3/31/2008	11244	11348
4/30/2008	11652	11778
5/31/2008	12074	12219
6/30/2008	11615	11756
7/31/2008	11175	11313
8/31/2008	10799	10933
9/30/2008	9505	9614
10/31/2008	8163	8251
11/30/2008	8014	8108
12/31/2008	8385	8500
1/31/2009	7857	7968
2/28/2009	6946	7044
3/31/2009	6988	7085
4/30/2009	7367	7484
5/31/2009	7955	8099
6/30/2009	8019	8161
7/31/2009	8373	8526
8/31/2009	8697	8861
9/30/2009	8993	9166
10/31/2009	8598	8780
11/30/2009	9006	9198
12/31/2009	9312	9528
1/31/2010	8841	9048
2/28/2010	8732	8940
3/31/2010	8998	9221
4/30/2010	8889	9122
5/31/2010	8186	8388
6/30/2010	8138	8351
7/31/2010	8802	9040
8/31/2010	8784	9023
9/30/2010	9139	9407

SPDR FTSE/Macquarie Global Infrastructure 100 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

					THE SOUTHERN
DESCRIPTION	GDF SUEZ	E.ON AG	IBERDROLA SA	ENEL SPA	CO.

MARKET VALUE	$2,824,635	2,801,237	1,965,331	1,777,116	1,466,399

% OF NET ASSETS	5.3	5.3	3.7	3.3	2.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Electric Utilities	47.5%
Multi-Utilities	30.4
Oil, Gas & Consumable Fuels	8.1
Gas Utilities	4.9
Independent Power Producers & Energy Traders	4.2
Transportation Infrastructure	2.6
Water Utilities	1.3
Road & Rail	0.4
Short Term Investments	15.8
Other Assets and Liabilities	(15.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR MSCI ACWI ex-US ETF —
Management’s Discussion of Fund Performance

The SPDR® MSCI ACWI ex-US ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon broad based world ex-US equity markets. In seeking this objective, the Fund uses a sampling strategy to track the total return performance of the MSCI All Country World Index ex USA (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 7.13%, and the total return for the Index was 8.00%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs, depository receipt substitutions for certain securities and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

Consumer stocks performed well outside the United States during the past twelve months. The consumer staples and consumer discretionary sectors of the Fund both gained more than 20%. The sectors benefitted from increased consumer spending as the global economy attempted to emerge from the harsh downturn. Materials stocks also posted strong gains, aided by higher commodity prices. At the other end of the spectrum, financials posted a slight loss for the Reporting Period as uncertainty over increased regulation and a sovereign debt crisis in Europe weighed on the sector. Utilities was the weakest sector, possibly reflecting a change in investor sentiment towards more cyclical stocks and away from defensive positions.

Tata Motors, Ltd. and Kia Motors Corp. were notable positive performers during the Reporting Period. The companies benefited from improving economic conditions in the world (and their home markets of India and Korea) and improved demand for cars. Conversely, National Bank of Greece SA lost value as investor fears over the Greek debt issues weighed very heavily on the company, and BP PLC also fell after a massive oil leak on the Gulf of Mexico.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR MSCI ACWI ex-US ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/10/07, 1/17/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI ACWI ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.34%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MSCI ALL COUNTRY	NET ASSET	MARKET	MSCI ALL COUNTRY
	VALUE	VALUE	WORLD INDEX EX USA	VALUE	VALUE	WORLD INDEX EX USA

ONE YEAR	7.13%	6.24%	8.00%	7.13%	6.24%	8.00%

THREE YEARS	−18.92%	−19.55%	−19.51%	−6.75%	−6.99%	−6.98%

SINCE INCEPTION (1)	−3.06%	−3.55%	−2.51%	−0.83%	−0.97%	−0.69%

(1)	For the period January 10, 2007 to September 30, 2010.

SPDR MSCI ACWI ex-US ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR MSCI	MSCI All
	ACWI ex-US	Country World
	ETF Fund	Index ex
	(a)	USA (b)
1/10/2007	10000	10000
1/31/2007	10306	10315
2/28/2007	10362	10378
3/31/2007	10657	10671
4/30/2007	11140	11166
5/31/2007	11421	11472
6/30/2007	11494	11569
7/31/2007	11402	11537
8/31/2007	11228	11359
9/30/2007	11955	12111
10/31/2007	12607	12787
11/30/2007	12042	12213
12/31/2007	11861	12036
1/31/2008	10763	10871
2/29/2008	11010	11186
3/31/2008	10783	10944
4/30/2008	11457	11617
5/31/2008	11658	11818
6/30/2008	10709	10849
7/31/2008	10296	10461
8/31/2008	9838	9974
9/30/2008	8424	8479
10/31/2008	6670	6613
11/30/2008	6266	6233
12/31/2008	6608	6590
1/31/2009	6028	6009
2/28/2009	5457	5450
3/31/2009	5911	5890
4/30/2009	6749	6700
5/31/2009	7671	7617
6/30/2009	7572	7536
7/31/2009	8310	8275
8/31/2009	8614	8583
9/30/2009	9049	9026
10/31/2009	8915	8915
11/30/2009	9189	9173
12/31/2009	9388	9368
1/31/2010	8908	8911
2/28/2010	8896	8912
3/31/2010	9496	9522
4/30/2010	9415	9445
5/31/2010	8421	8462
6/30/2010	8315	8355
7/31/2010	9071	9112
8/31/2010	8797	8863
9/30/2010	9694	9749

SPDR MSCI ACWI ex-US ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

		ROYAL DUTCH			VODAFONE
DESCRIPTION	NESTLE SA	SHELL PLC	BHP BILLITON LTD.	HSBC HOLDINGS PLC	GROUP PLC

MARKET VALUE	$5,847,425	5,270,401	5,172,655	4,763,166	3,698,892

% OF NET ASSETS	1.5	1.3	1.3	1.2	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	15.3%
Oil, Gas & Consumable Fuels	10.4
Metals & Mining	7.4
Pharmaceuticals	5.5
Insurance	3.6
Diversified Telecommunication Services	3.5
Automobiles	3.1
Wireless Telecommunication Services	2.8
Chemicals	2.8
Machinery	2.7
Food Products	2.4
Electric Utilities	2.2
Food & Staples Retailing	2.0
Real Estate Management & Development	2.0
Beverages	1.9
Semiconductors & Semiconductor Equipment	1.8
Media	1.7
Electronic Equipment, Instruments & Components	1.7
Capital Markets	1.6
Industrial Conglomerates	1.5
Road & Rail	1.3
Multi-Utilities	1.2
Electrical Equipment	1.1
Trading Companies & Distributors	1.1
Diversified Financial Services	1.1
Textiles, Apparel & Luxury Goods	1.1
Real Estate Investment Trusts	0.9
Tobacco	0.9
Construction & Engineering	0.9
Household Durables	0.9
Hotels, Restaurants & Leisure	0.7
Auto Components	0.7
Transportation Infrastructure	0.7
Communications Equipment	0.6
IT Services	0.6
Building Products	0.6
Specialty Retail	0.6
Gas Utilities	0.5
Independent Power Producers & Energy Traders	0.5
Construction Materials	0.5
Multiline Retail	0.5
Aerospace & Defense	0.5
Health Care Equipment & Supplies	0.5
Marine	0.5
Commercial Services & Supplies	0.4
Office Electronics	0.4
Software	0.4
Professional Services	0.4
Air Freight & Logistics	0.4
Computers & Peripherals	0.3
Internet Software & Services	0.3
Energy Equipment & Services	0.3
Household Products	0.3
Airlines	0.2
Personal Products	0.2
Paper & Forest Products	0.2
Health Care Providers & Services	0.2
Consumer Finance	0.2
Distributors	0.2
Biotechnology	0.2
Containers & Packaging	0.1
Water Utilities	0.1
Leisure Equipment & Products	0.1
Short Term Investments	11.5
Other Assets and Liabilities	(10.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR Russell/Nomura PRIME Japan ETF —
Management’s Discussion of Fund Performance

The SPDR® Russell/Nomura PRIME Japan ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Japanese equity market. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the Russell/Nomura PRIME Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was −0.14%, and the total return for the Index was 0.03%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

During the first half of the year, global financial markets were able to finally start feeling a bit of relief from the major credit concerns across the globe. Japan was no exception as it was able to finish off the first quarter of 2010 in positive territory. Although there was a great deal of focus on sovereign debt concerns in parts of Europe, as well as continued credit concerns in the US, Asian markets did not go unnoticed. Increased reserve requirements in China and actual rate hikes in other Pacific countries spread concern across Asia that this would hinder liquidity. Healthy export performance across the region encouraged equity buyers, and Asian markets began to march steadily higher in March. Unfortunately, the following quarter erased these gains amid growing concerns that the pace of the economic recovery was faltering, and lowered confidence in western governments’ ability to foster economic growth. As a result, the first half of 2010 finished on a distinctly downbeat note. The arrival of robust second-quarter earnings reports helped the gloom to dissipate during July. The rally went into full gear in September, thanks to foreign exchange intervention in Japan and an accommodative meeting statement from the US FOMC. As a result, many equity markets around the world climbed into positive return territory for the year.

On an individual security basis, the largest positive contributors to the Fund’s performance in the industrials sector were Fanuc, Ltd., Mitsubishi Corp. and Komatsu, Ltd. Also contributing to the Fund’s positive performance were securities from the consumer discretionary sector such as Honda Motor Co., Ltd., Nissan Motor Co., Ltd. and Fast Retailing Co., Ltd.

The prominent detractors to the relative performance of the Fund during this period included securities from the financials sector which included Sumitomo Mitsui Financial Group, Inc., Mizuho Financial Group, Inc. and Mitsubishi UFJ Financial Group, Inc. In the energy sector, prominent detractors to the performance of the Fund were Cosmo Oil Co., Ltd., Nippon Oil Corp. and Inpex Holdings, Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR Russell/Nomura PRIME Japan ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell/Nomura PRIME Japan ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	RUSSELL/NOMURA	NET ASSET	MARKET	RUSSELL/NOMURA
	VALUE	VALUE	PRIME INDEX	VALUE	VALUE	PRIME INDEX

ONE YEAR	−0.14%	0.83%	0.03%	−0.14%	0.83%	0.03%

THREE YEARS	−26.16%	−25.77%	−25.26%	−9.62%	−9.46%	−9.25%

SINCE INCEPTION (1)	−21.59%	−21.63%	−20.31%	−6.06%	−6.07%	−5.67%

(1)	For the period November 9, 2006 to September 30, 2010.

SPDR Russell/Nomura PRIME Japan ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Russell/Nomura
	PRIME Japan	Russell/ Nomura
	ETF Fund(a)	PRIME Index(b)
11/9/2006	10000	10000
11/30/2006	10321	10323
12/31/2006	10515	10520
1/31/2007	10606	10611
2/28/2007	11003	11025
3/31/2007	10859	10886
4/30/2007	10657	10688
5/31/2007	10800	10822
6/30/2007	10766	10803
7/31/2007	10718	10771
8/31/2007	10422	10451
9/30/2007	10619	10661
10/31/2007	10604	10666
11/30/2007	10408	10483
12/31/2007	9988	9921
1/31/2008	9546	9591
2/29/2008	9600	9650
3/31/2008	9284	9329
4/30/2008	9897	9944
5/31/2008	10161	10204
6/30/2008	9462	9520
7/31/2008	9152	9206
8/31/2008	8782	8844
9/30/2008	7807	7870
10/31/2008	6714	6767
11/30/2008	6691	6732
12/31/2008	7243	7322
1/31/2009	6746	6790
2/28/2009	5898	5943
3/31/2009	6037	6078
4/30/2009	6548	6609
5/31/2009	7239	7297
6/30/2009	7399	7467
7/31/2009	7654	7749
8/31/2009	7973	8074
9/30/2009	7852	7965
10/31/2009	7619	7741
11/30/2009	7531	7641
12/31/2009	7552	7693
1/31/2010	7698	7819
2/28/2010	7804	7923
3/31/2010	8189	8315
4/30/2010	8198	8329
5/31/2010	7552	7669
6/30/2010	7447	7553
7/31/2010	7675	7793
8/31/2010	7503	7626
9/30/2010	7841	7969

SPDR Russell/Nomura PRIME Japan ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

	TOYOTA MOTOR	MITSUBISHI UFJ	CANON,	HONDA MOTOR	NIPPON TELEGRAPH &
DESCRIPTION	CORP.	FINANCIAL GROUP, INC.	INC.	CO., LTD.	TELEPHONE CORP.

MARKET VALUE	$483,649	409,302	357,049	307,650	274,880

% OF NET ASSETS	3.2	2.7	2.4	2.0	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	8.3%
Automobiles	7.3
Electronic Equipment, Instruments & Components	5.3
Machinery	5.3
Pharmaceuticals	4.9
Chemicals	4.4
Trading Companies & Distributors	4.3
Electric Utilities	4.2
Road & Rail	3.9
Household Durables	3.6
Office Electronics	3.1
Metals & Mining	3.0
Wireless Telecommunication Services	2.7
Auto Components	2.6
Real Estate Management & Development	2.5
Electrical Equipment	2.4
Insurance	1.8
Diversified Telecommunication Services	1.8
Computers & Peripherals	1.6
Food & Staples Retailing	1.6
Software	1.6
Specialty Retail	1.5
Semiconductors & Semiconductor Equipment	1.5
Building Products	1.4
Beverages	1.2
Capital Markets	1.2
Leisure Equipment & Products	1.2
Commercial Services & Supplies	1.1
Oil, Gas & Consumable Fuels	1.1
Construction & Engineering	1.1
Personal Products	1.0
Food Products	1.0
Gas Utilities	0.9
Tobacco	0.7
Multiline Retail	0.7
Health Care Equipment & Supplies	0.7
IT Services	0.6
Textiles, Apparel & Luxury Goods	0.6
Consumer Finance	0.6
Marine	0.6
Media	0.5
Industrial Conglomerates	0.4
Health Care Providers & Services	0.4
Internet & Catalog Retail	0.4
Air Freight & Logistics	0.3
Paper & Forest Products	0.3
Transportation Infrastructure	0.3
Household Products	0.3
Airlines	0.3
Hotels, Restaurants & Leisure	0.3
Internet Software & Services	0.2
Diversified Consumer Services	0.2
Independent Power Producers & Energy Traders	0.2
Containers & Packaging	0.1
Professional Services	0.1
Distributors	0.1
Construction Materials	0.1
Communications Equipment	0.0 ***
Short Term Investments	28.7
Other Assets and Liabilities	(28.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR Russell/Nomura Small Cap Japan ETF —
Management’s Discussion of Fund Performance

The SPDR® Russell/Nomura Small Cap Japan ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the total return performance of an equity index based upon the Japanese small cap equity market. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the float-adjusted Russell/Nomura Japan Small Cap Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was −0.41%, and the total return for the Index was −1.29%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The Fund is highly optimized, holding only a small subset of the Index, which contributed most significantly to performance deviation. The difference in the Fund’s performance relative to the Index during the Reporting Period can also be attributed to Fund expenses and transaction costs.

During the first half of the year, global financial markets were able to finally start feeling a bit of relief from the major credit concerns across the globe. Japan was no exception as it was able to finish off the first quarter of 2010 in positive territory. Although there was a great deal of focus on sovereign debt concerns in parts of Europe, as well as continued credit concerns in the US, Asian markets did not go unnoticed. Increased reserve requirements in China and actual rate hikes in other Pacific countries spread concern across Asia that this would hinder liquidity. Healthy export performance across the region encouraged equity buyers, and Asian markets began to march steadily higher in March. Unfortunately, the following quarter erased these gains amid growing concerns that the pace of the economic recovery was faltering, and lowered confidence in western governments’ ability to foster economic growth. As a result, the first half of 2010 finished on a distinctly downbeat note. The arrival of robust second-quarter earnings reports helped the gloom to dissipate during July. The rally went into full gear in September, thanks to foreign exchange intervention in Japan and an accommodative meeting statement from the US FOMC. As a result, many equity markets around the world climbed into positive return territory for the year.

On an individual security basis, the largest positive contributors to the Fund’s performance in the materials sector were Zeon Corp., Toho Titanium Co., Ltd. and OSAKA Titanium Technologies Co. Also contributing to the Fund’s performance were securities from the health care sector such as Sawai Pharmaceutical Co., Ltd., Sysmex Corp. and Paramount Bed Co., Ltd.

The prominent detractors to the relative performance of the Fund during this period included securities from the information technology sector which included INES Corp., Access Co., Ltd. and Wacom Co., Ltd. In the consumer staples sector, prominent detractors to the performance of the fund were Takara Holdings, Inc., Izumiya Co., Ltd. and Matsumotokiyoshi Holdings Co., Ltd.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR Russell/Nomura Small Cap Japan ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell/Nomura Small Cap Japan ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.55%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	RUSSELL/NOMURA JAPAN	NET ASSET	MARKET	RUSSELL/NOMURA JAPAN
	VALUE	VALUE	SMALL CAP INDEX	VALUE	VALUE	SMALL CAP INDEX

ONE YEAR	−0.41%	0.48%	−1.29%	−0.41%	0.48%	−1.29%

THREE YEARS	−12.93%	−11.99%	−11.92%	−4.51%	−4.17%	−4.14%

SINCE INCEPTION (1)	−13.42%	−13.40%	−12.60%	−3.63%	−3.63%	−3.40%

(1)	For the period November 9, 2006 to September 30, 2010.

SPDR Russell/Nomura Small Cap Japan ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR Russell/
	Nomura Small	Russell/ Nomura
	Cap Japan	Japan Small
	ETF Fund(a)	Cap Index(b)
11/09/2007	10000	10000
11/30/2006	10421	10352
12/31/2006	10437	10359
1/31/2007	10616	10518
2/28/2007	11009	10854
3/31/2007	10935	10738
4/30/2007	10680	10511
5/31/2007	10437	10302
6/30/2007	10449	10378
7/31/2007	10447	10379
8/31/2007	9970	9893
9/30/2007	9943	9923
10/31/2007	10046	10088
11/30/2007	9760	9806
12/31/2007	9229	9164
1/31/2008	8783	8903
2/29/2008	8869	8995
3/31/2008	8927	9026
4/30/2008	9077	9166
5/31/2008	9384	9429
6/30/2008	8852	8897
7/31/2008	8560	8648
8/31/2008	8245	8304
9/30/2008	7472	7533
10/31/2008	6769	6800
11/30/2008	7049	7079
12/31/2008	7582	7681
1/31/2009	7138	7209
2/28/2009	6186	6248
3/31/2009	6434	6503
4/30/2009	6812	6899
5/31/2009	7652	7764
6/30/2009	8131	8246
7/31/2009	8316	8437
8/31/2009	8799	8933
9/30/2009	8694	8855
10/31/2009	8344	8541
11/30/2009	8080	8243
12/31/2009	7968	8131
1/31/2010	8180	8297
2/28/2010	8340	8467
3/31/2010	8717	8867
4/30/2010	8938	9159
5/31/2010	8276	8526
6/30/2010	8448	8557
7/31/2010	8520	8628
8/31/2010	8311	8405
9/30/2010	8658	8740

SPDR Russell/Nomura Small Cap Japan ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

		ASAHI DIAMOND		PARAMOUNT BED
DESCRIPTION	DENA CO., LTD.	INDUSTRIAL CO., LTD.	THE AWA BANK, LTD.	CO., LTD.	KAKAKU.COM, INC.

MARKET VALUE	$557,018	519,232	408,212	390,280	364,622

% OF NET ASSETS	0.8	0.8	0.6	0.6	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	8.7%
Chemicals	7.5
Machinery	7.2
Electronic Equipment, Instruments & Components	5.2
Auto Components	5.0
Food Products	4.8
Specialty Retail	4.1
Construction & Engineering	3.8
Metals & Mining	3.2
Pharmaceuticals	2.9
Building Products	2.9
Hotels, Restaurants & Leisure	2.9
Textiles, Apparel & Luxury Goods	2.7
Commercial Services & Supplies	2.5
Food & Staples Retailing	2.3
Trading Companies & Distributors	2.2
Media	2.0
Household Durables	2.0
IT Services	2.0
Electrical Equipment	1.8
Health Care Equipment & Supplies	1.8
Internet Software & Services	1.6
Capital Markets	1.5
Road & Rail	1.4
Personal Products	1.2
Real Estate Management & Development	1.1
Internet & Catalog Retail	1.1
Leisure Equipment & Products	1.0
Software	1.0
Transportation Infrastructure	1.0
Diversified Financial Services	1.0
Semiconductors & Semiconductor Equipment	0.9
Consumer Finance	0.9
Communications Equipment	0.8
Computers & Peripherals	0.7
Beverages	0.7
Distributors	0.7
Multiline Retail	0.7
Household Products	0.6
Containers & Packaging	0.6
Construction Materials	0.5
Electric Utilities	0.4
Gas Utilities	0.3
Professional Services	0.3
Paper & Forest Products	0.3
Air Freight & Logistics	0.3
Oil, Gas & Consumable Fuels	0.2
Marine	0.2
Office Electronics	0.2
Industrial Conglomerates	0.2
Insurance	0.2
Energy Equipment & Services	0.2
Biotechnology	0.0 ***
Short Term Investments	26.6
Other Assets and Liabilities	(25.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Suruga Corp., which was Level 2 and part of the Real Estate Management & Development Industry and K.K. daVinci Holdings, which was Level 3 and part of the Real Estate Management & Development Industry, each representing less than 0.05% of net assets. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P International Dividend ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P International Dividend ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the price and yield performance of an index that tracks exchange-listed common stocks of companies domiciled in countries outside the United States that offer high dividend yields. In seeking this objective, the Fund uses a sampling strategy designed to track the price and yield performance of the S&P International Dividend Opportunities Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 7.34%, and the total return for the Index was 8.61%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs, foreign dividend taxes, uninvested cash and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

Boosting investor spirits throughout the fourth quarter of 2009 were solid earnings reports and ongoing improvement in 2010 profit expectations. Although financial markets had reached the midpoint of 2010 in a cautious mood, weighed down by sovereign concerns in peripheral Europe and policy uncertainty in Japan, the arrival of robust second quarter earnings reports helped the mood to lighten marginally. Both gold and the Euro appreciated nicely into the end of the third quarter of 2010, and many equity markets around the world climbed into positive return territory for the year. Aided most notably by the latest pressures on the US dollar and with emerging markets clearly retaining their economic growth, industrials and energy stocks witnessed improved performance and became the main sectors that were able to contribute to the positive performance of the Fund.

On an underlying constituent level, the top three contributors were Tam SA, Orion Oyj and Konecranes Oyj. Tam SA, one of the leading domestic carriers in Brazil, witnessed improved profitability as they benefitted from raising fares and a higher demand in both domestic and international markets. Orion Oyj also observed a robust increase in its operating results as it was fueled by solid sales in domestic confectionary markets and aided by its ongoing expansion in China. The top detractors to Fund performance were Koninklike BAM Groep, Koor Industries, Ltd. and Banco Popular.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P International Dividend ETF —
Performance Summary

The following Performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/12/08, 2/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.46%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P INTERNATIONAL DIVIDEND	NET ASSET	MARKET	S&P INTERNATIONAL DIVIDEND
	VALUE	VALUE	OPPORTUNITIES INDEX	VALUE	VALUE	OPPORTUNITIES INDEX

ONE YEAR	7.34%	6.77%	8.61%	7.34%	6.77%	8.61%

SINCE INCEPTION (1)	−10.69%	−10.76%	−8.57%	−4.20%	−4.23%	−3.34%

(1)	For the period February 12, 2008 to September 30, 2010.

SPDR S&P International Dividend ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P International
	International Dividend	Dividend Opportunities
	ETF	Index
	10000	10000
02/12/08	10577	10510
03/31/08	10431	10373
04/30/08	10433	10393
05/31/08	10267	10264
06/30/08	9265	9239
07/31/08	8833	8827
08/31/08	8777	8776
09/30/08	7307	7289
10/31/08	5256	5236
11/30/08	4889	4870
12/31/08	5261	5246
01/31/09	4577	4577
02/28/09	4093	4084
03/31/09	4642	4626
04/30/09	5828	5840
05/31/09	6734	6768
06/30/09	6623	6661
07/31/09	7306	7370
08/31/09	7784	7859
09/30/09	8320	8418
10/31/09	8254	8354
11/30/09	8522	8629
12/31/09	8704	8821
01/31/10	8351	8473
02/28/10	8255	8378
03/31/10	8712	8855
04/30/10	8589	8740
05/31/10	7585	7724
06/30/10	7528	7670
07/31/10	8248	8428
08/31/10	8029	8209
09/30/10	8931	9143

SPDR S&P International Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

	OESTERREICHISCHE		METROPOLE	YELLOW PAGES	KONECRANES
DESCRIPTION	POST AG	IBERDROLA SA	TELEVISION SA	INCOME FUND	OYJ

MARKET VALUE	$8,335,655	8,087,756	7,294,571	6,536,131	5,707,067

% OF NET ASSETS	3.2	3.1	2.8	2.5	2.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Electric Utilities	10.7%
Commercial Banks	7.9
Construction & Engineering	7.9
Media	7.3
Insurance	7.3
Diversified Telecommunication Services	5.6
Machinery	4.3
Oil, Gas & Consumable Fuels	4.1
Road & Rail	3.4
Air Freight & Logistics	3.2
Pharmaceuticals	2.9
Diversified Financial Services	2.7
Gas Utilities	2.2
Real Estate Investment Trusts	2.1
Professional Services	2.1
Real Estate Management & Development	2.0
Wireless Telecommunication Services	1.9
Airlines	1.9
Multi-Utilities	1.8
Metals & Mining	1.8
Transportation Infrastructure	1.8
Chemicals	1.7
Industrial Conglomerates	1.7
Multiline Retail	1.1
IT Services	1.1
Food Products	1.1
Health Care Providers & Services	1.1
Food & Staples Retailing	1.0
Independent Power Producers & Energy Traders	1.0
Capital Markets	0.9
Specialty Retail	0.9
Office Electronics	0.9
Communications Equipment	0.9
Software	0.8
Construction Materials	0.6
Hotels, Restaurants & Leisure	0.1
Short Term Investments	8.8
Other Assets and Liabilities	(8.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Mid Cap ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P International Mid Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the mid capitalization segment of global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the S&P Developed Ex-U.S. Between USD2 Billion and USD5 Billion Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 11.11%, and the total return for the Index was 11.07%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

Although the pace of worldwide economic growth seemed to ebb as 2009 drew to a close, relative value considerations kept equities buoyant. The global economic backdrop certainly showed measurable improvement and mid cap stocks, that saw high volatility trading through the middle of summer, turned in solid outperformance in the third quarter of 2010. The unaccustomed bit of weakness for the stalwart US dollar that gave a nice boost to the Euro, along with a recent resurgence in consumer demand and overall better economic performance in Europe, brought considerable relief to long-term investors and helped in regaining confidence. As growth worries ebbed and market sentiment improved, materials and industrial shares surged substantially and other asset classes also swung back into positive return territory on a calendar year-to-date basis.

On an individual constituent level, the top contributors to the Fund were Kinnevik Investment AB, Aggreko PLC and Fraser and Neave, Ltd. Kinnevik Investment AB invested in online and micro-financing over the last few quarters and reported solid earnings and a more positive outlook. With a strong global positioning and increasing demand for power services, Aggreko PLC witnessed tremendous financial growth and encouraging future prospects. The top three detractors to the Fund performance were The Governor & Co. of the Bank of Ireland, Showa Shell Sekiyu K.K. and Allied Irish Banks PLC.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P International Mid Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Mid Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.45%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED EX-U.S.			S&P DEVELOPED EX-U.S.
			BETWEEN USD2 BILLION			BETWEEN USD2 BILLION
	NET ASSET	MARKET	AND USD5 BILLION	NET ASSET	MARKET	AND USD5 BILLION
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	11.11%	13.03%	11.07%	11.11%	13.03%	11.07%

SINCE INCEPTION (1)	−12.77%	−12.37%	−11.81%	−5.53%	−5.35%	−5.10%

(1)	For the period May 7, 2008 to September 30, 2010.

SPDR S&P International Mid Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
		Ex U.S.
	SPDR S&P	Between USD2
	International Mid	Billion and
	Cap ETF	USD5 Billion
	(a)	Index (b)
	10000	10000
5/07/08	10042	10041
6/30/08	9351	9309
7/31/08	8917	8876
8/31/08	8587	8572
9/30/08	7346	7241
10/31/08	5570	5462
11/30/08	5400	5254
12/31/08	5775	5632
1/31/09	5371	5217
2/28/09	4901	4693
3/31/09	5258	5103
4/30/09	5924	5836
5/31/09	6611	6536
6/30/09	6717	6622
7/31/09	7159	7132
8/31/09	7561	7577
9/30/09	7851	7940
10/31/09	7582	7681
11/30/09	7680	7820
12/31/09	7847	7968
1/31/10	7664	7776
2/28/10	7688	7776
3/31/10	8279	8342
4/30/10	8399	8444
5/31/10	7457	7520
6/30/10	7428	7486
7/31/10	8041	8104
8/31/10	7868	7932
9/30/10	8723	8819

SPDR S&P International Mid Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

	BASELLANDSCHAFTLICHE	SINGAPORE PRESS	PSP SWISS	DAVIDE CAMPARI-MILANO	KURARAY
DESCRIPTION	KANTONALBANK	HOLDINGS, LTD.	PROPERTY AG	SPA	CO., LTD.

MARKET VALUE	$374,717	336,032	285,261	268,392	258,643

% OF NET ASSETS	1.2	1.1	0.9	0.9	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	6.7%
Chemicals	6.5
Machinery	5.6
Metals & Mining	5.2
Construction & Engineering	4.4
Real Estate Investment Trusts	3.8
Media	3.6
Oil, Gas & Consumable Fuels	3.0
Food Products	2.7
Real Estate Management & Development	2.7
Diversified Financial Services	2.5
Multiline Retail	2.5
IT Services	2.3
Auto Components	2.2
Insurance	2.2
Food & Staples Retailing	2.2
Capital Markets	2.1
Health Care Equipment & Supplies	2.0
Energy Equipment & Services	2.0
Hotels, Restaurants & Leisure	2.0
Industrial Conglomerates	1.8
Health Care Providers & Services	1.8
Diversified Telecommunication Services	1.7
Road & Rail	1.6
Leisure Equipment & Products	1.4
Aerospace & Defense	1.4
Electric Utilities	1.3
Trading Companies & Distributors	1.3
Commercial Services & Supplies	1.2
Electrical Equipment	1.2
Professional Services	1.2
Pharmaceuticals	1.1
Software	1.1
Electronic Equipment, Instruments & Components	0.9
Beverages	0.9
Transportation Infrastructure	0.9
Automobiles	0.9
Office Electronics	0.9
Semiconductors & Semiconductor Equipment	0.8
Construction Materials	0.8
Air Freight & Logistics	0.7
Computers & Peripherals	0.6
Independent Power Producers & Energy Traders	0.6
Marine	0.6
Water Utilities	0.6
Airlines	0.6
Paper & Forest Products	0.6
Internet Software & Services	0.4
Containers & Packaging	0.4
Personal Products	0.4
Biotechnology	0.4
Internet & Catalog Retail	0.4
Textiles, Apparel & Luxury Goods	0.3
Household Durables	0.3
Consumer Finance	0.3
Gas Utilities	0.3
Specialty Retail	0.2
Building Products	0.2
Diversified Consumer Services	0.2
Wireless Telecommunication Services	0.1
Communications Equipment	0.1
Short Term Investments	12.9
Other Assets and Liabilities	(11.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P Emerging Markets Small Cap ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P Emerging Markets Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the small capitalization segment of global emerging market countries. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the S&P Emerging Markets Under USD2 Billion Index (the “Index”). The Fund also employs futures to maintain market exposure for cash and receivables as well as for market access where direct access is more limited.

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 27.05%, and the total return for the Index was 31.74%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs, optimization, compounding differences resulting from performance volatility and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

At the end of 2009, economic data tended to confirm that the US economy was recovering from the “Great Recession.” Emerging markets benefited from these positive revisions, as well as from low interest rates in the developed world and a developing consensus that the medium-term fiscal dynamics in many emerging markets were more favorable than in developed markets. The momentum of small cap equities continued as the Index closed out the last quarter of 2009 up about 12%. 2010 started out with growing concern about Greece’s fiscal condition and its ability to refinance roughly $70 billion in debt this year. But as the official support for Greece became evident, and as global economic data generally surprised to the upside, risk appetite grew. Smaller issues tend to fare well with increased risk appetites and the Index managed to outperform large and mid cap emerging market stocks by over 6% through the first 7 months of the Reporting Period.

Investor sentiment fluctuated again as credit conditions worsened through May and June. Confirming the May malaise and exacerbating the June jitters were a number of additional factors that dented investor confidence. Chinese authorities had already raised reserve requirements twice during the first quarter of 2010, but they moved again in early May, reinforcing an aggressive set of policies designed to curb real estate speculation. The Index was down about 10% in May, the worst month of the Reporting period. Equities started to regain traction in June when strong data on Chinese trade and constructive comments from the European Central Bank kicked off a steady rebound in the Euro. China also announced that it would allow for greater currency flexibility. Global markets started the 2nd half of 2010 in a cautious stance, as investors were digesting the previous six months of aftershocks from the global financial crisis. By the time September rolled around though, we saw overall improvements in global equities with risk appetite growing as well commodity prices rising. The Index had a strong finish to the last quarter of the Reporting period, gaining about 20% that quarter. Small cap stocks outperformed the large and mid cap stocks in the S&P Emerging Markets indices in the Reporting Period.

Taiwan, the largest country weight in the Index, returned about 11% in the Reporting period. With slowing macro indicators and below-seasonal shipment in technology, the market could be facing increasing headwinds. Taiwan is heavy in technology companies, which was the worst performing sector in the Reporting period. The Fund’s relative overweight to Novatek Microelectronics Corp., Ltd., had a negative impact on performance.

Led by Brilliance China Automotive Holdings, Ltd., the consumer discretionary sector was one of the best performing sectors in the Index during the Reporting period. Brilliance China Automotive Holdings, Ltd., the Chinese partner of BMW and Toyota, advanced strongly as the demand for luxury sedans accelerated and its long term growth prospects flourished. The Fund’s relative overweight to the name also contributed to performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P Emerging Markets Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/08, 5/16/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.66%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

		CUMULATIVE TOTAL RETURN		AVERAGE ANNUAL TOTAL RETURN

			S&P EMERGING			S&P EMERGING
	NET ASSET	MARKET	MARKETS UNDER USD2	NET ASSET	MARKET	MARKETS UNDER USD2
	VALUE	VALUE	BILLION INDEX	VALUE	VALUE	BILLION INDEX

ONE YEAR	27.05%	26.94%	31.74%	27.05%	26.94%	31.74%

SINCE INCEPTION (1)	7.59%	7.96%	16.43%	3.11%	3.26%	6.59%

(1)	For the period May 12, 2008 to September 30, 2010.

SPDR S&P Emerging Markets Small Cap ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Emerging
	Emerging Markets	Markets Under
	Small Cap	USD2 Billion
	ETF (a)	Index (b)
	10000	10000
5/29/08	9836	9863
6/30/08	8629	8648
7/31/08	8394	8454
8/31/08	7948	7961
9/30/08	6252	6372
10/31/08	4594	4696
11/30/08	4320	4380
12/31/08	4681	4795
1/31/09	4357	4473
2/28/09	4267	4369
3/31/09	4809	4906
4/30/09	5785	5893
5/31/09	7034	7211
6/30/09	7021	7239
7/31/09	7878	8144
8/31/09	7828	8150
9/30/09	8468	8839
10/31/09	8472	8863
11/30/09	8820	9291
12/31/09	9389	9941
1/31/10	8962	9512
2/28/10	8947	9484
3/31/10	9656	10347
4/30/10	9894	10597
5/31/10	8905	9534
6/30/10	9031	9593
7/31/10	9760	10401
8/31/10	9705	10439
9/30/10	10759	11643

SPDR S&P Emerging Markets Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

			HOME INNS & HOTELS
	THANACHART	EMPRESAS LA	MANAGEMENT,	LEWIS	BEC
DESCRIPTION	CAPITAL PCL	POLAR SA	INC. ADR	GROUP, LTD.	WORLD PCL

MARKET VALUE	$10,332,308	7,031,625	6,941,969	6,588,058	5,987,142

% OF NET ASSETS	1.3	0.9	0.9	0.8	0.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Real Estate Management & Development	7.1%
Electronic Equipment, Instruments & Components	6.5
Semiconductors & Semiconductor Equipment	6.4
Metals & Mining	4.9
Food Products	4.7
Construction & Engineering	4.4
Chemicals	3.8
Computers & Peripherals	3.5
Commercial Banks	3.5
Machinery	2.7
Electrical Equipment	2.4
Industrial Conglomerates	2.4
Hotels, Restaurants & Leisure	2.3
Media	2.2
Specialty Retail	2.0
Textiles, Apparel & Luxury Goods	2.0
Transportation Infrastructure	1.9
Capital Markets	1.9
Pharmaceuticals	1.9
Household Durables	1.8
Multiline Retail	1.8
Construction Materials	1.7
Communications Equipment	1.6
Auto Components	1.6
Consumer Finance	1.4
Software	1.4
Diversified Financial Services	1.4
Marine	1.3
Oil, Gas & Consumable Fuels	1.3
IT Services	1.2
Independent Power Producers & Energy Traders	1.1
Paper & Forest Products	0.8
Food & Staples Retailing	0.8
Energy Equipment & Services	0.8
Insurance	0.8
Commercial Services & Supplies	0.7
Diversified Telecommunication Services	0.7
Beverages	0.7
Health Care Providers & Services	0.7
Leisure Equipment & Products	0.7
Diversified Consumer Services	0.7
Health Care Equipment & Supplies	0.6
Electric Utilities	0.6
Real Estate Investment Trusts	0.5
Air Freight & Logistics	0.5
Personal Products	0.5
Internet Software & Services	0.4
Biotechnology	0.4
Tobacco	0.4
Gas Utilities	0.4
Building Products	0.4
Containers & Packaging	0.4
Water Utilities	0.3
Household Products	0.3
Airlines	0.3
Automobiles	0.2
Trading Companies & Distributors	0.2
Office Electronics	0.2
Internet & Catalog Retail	0.1
Wireless Telecommunication Services	0.1
Thrifts & Mortgage Finance	0.1
Distributors	0.1
Short Term Investments	1.8
Other Assets and Liabilities	(0.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for OGK-2 OAO, which was Level 2 and part of the Independent Power Producers & Energy Traders and North-West Telecom, which was Level 2 and part of the Diversified Telecommunication Services, both representing 0.08% of net assets. (Note 2)

SPDR Dow Jones Global Real Estate ETF —
Management’s Discussion of Fund Performance

The SPDR® Dow Jones Global Real Estate ETF (the “Fund”) seeks to replicate as closely as possible, before expenses, the price and yield performance of an index based upon the global real estate market. In seeking this objective, the Fund uses a sampling strategy designed to track the price and yield performance of the Dow Jones Global Select Real Estate Securities Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 19.71%, and the total return for the Index was 19.50%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs, uninvested cash, differences in application of tax rates and tax reclaims and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

The global publically traded real estate market is in the second year of a recovery rally. This rally, originally induced by valuations of real estate securities and magnified by short-covering, turned into a prolonged and sustained global trend over the last 18 months. During the Reporting Period, the global real estate securities market substantially outperformed many broader equity indexes.

Underpinning this strong performance were the following:

•	Reopening of public equity and debt markets led to elimination of bankruptcy concerns and refinancing risks among public property companies.
•	Continuous tightening of debt spreads and declining cost of capital provided public real estate companies with opportunities to strengthen balance sheets, accumulate cash and position for external growth.
•	Improving private real estate valuations globally moved closer to public real estate valuations, providing support for and reducing significant price to Net Asset Value (NAV) premiums of the public markets.
•	Macroeconomic overhang from the European sovereign debt crisis and tightening measures in Asian and emerging market countries did have a temporary impact in the second quarter of 2010; however, the impact was offset by evidence of stabilization in operating fundamentals and lack of excess supply.
•	Capital flows to real estate were strong as investors were attracted to its relatively high yield in the current low interest rate environment.

From a regional perspective, the US publically traded real estate market outperformed the global universe. The region benefitted from a “flight to quality” trade that transpired in the first half of 2010, as investors sought shelter from sovereign debt crisis in Europe and ongoing austerity measures in Asia. The countries of the emerging markets also performed well during the Reporting Period, but the UK and Europe lagged providing smaller, but still positive returns.

From a real estate sub sector perspective, apartment REITs posted the best 1 year performance for the Reporting Period. This is consistent with the expectation that sectors with short-lease durations outperform in this stage of the economic recovery. This expectation is embedded in an ability to generate internal growth from rental rate and occupancy improvements quickly and early in the cycle. Office and Mixed Office/Industrial sectors underperformed. Operating fundamentals in those sectors are slower to turn; occupancies have largely stabilized but rental rates continued to fall during the Reporting Period. The exceptions were a handful of commercial office markets, such as London and New York, where global tenant demand coupled with significant prior rental rate declines led to notable market strength.

At the individual security level, several hotel REITs were the best performing stocks globally. Benefiting from both the return of liquidity and strong recovery in operating fundamentals, hotel REIT Ashford Hospitality Trust, Japan Hotel & Resort, Inc. and Hersha Hospitality Trust were the top performers during the Reporting

SPDR Dow Jones Global Real Estate ETF —
Management’s Discussion of Fund Performance (continued)

Period. On the opposite side of the return spectrum were a number of European firms, namely IVG Immobilien AG and Grainger PLC.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR Dow Jones Global Real Estate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Global Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

		CUMULATIVE TOTAL RETURN		AVERAGE ANNUAL TOTAL RETURN

			DOW JONES GLOBAL			DOW JONES GLOBAL
	NET ASSET	MARKET	SELECT REAL ESTATE	NET ASSET	MARKET	SELECT REAL ESTATE
	VALUE	VALUE	SECURITIES INDEX	VALUE	VALUE	SECURITIES INDEX

ONE YEAR	19.71%	19.05%	19.50%	19.71%	19.05%	19.50%

SINCE INCEPTION (1)	−19.42%	−19.24%	−20.40%	−8.59%	−8.51%	−9.07%

(1)	For the period May 7, 2008 to September 30, 2010

SPDR Dow Jones Global Real Estate ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		Dow Jones
	SPDR Dow	Global Select
	Jones Global	Real Estate
	Real Estate	Securities Index
	ETF (a)	(b)
	10000	10000
5/7/08	9840	9836
6/30/08	8746	8722
7/31/08	8791	8769
8/31/08	8670	8637
9/30/08	8011	7955
10/31/08	5669	5618
11/30/08	4734	4689
12/31/08	5217	5160
1/31/09	4510	4463
2/28/09	3726	3687
3/31/09	3930	3886
4/30/09	4771	4719
5/31/09	5216	5156
6/30/09	5187	5131
7/31/09	5700	5648
8/31/09	6339	6271
9/30/09	6732	6660
10/31/09	6557	6486
11/30/09	6732	6665
12/31/09	6997	6919
1/31/10	6662	6580
2/28/10	6857	6776
3/31/10	7354	7258
4/30/10	7655	7554
5/31/10	7037	6954
6/30/10	6844	6753
7/31/10	7537	7444
8/31/10	7528	7430
9/30/10	8058	7960

SPDR Dow Jones Global Real Estate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

	SIMON PROPERTY	WESTFIELD	UNIBAIL-RODAMCO	VORNADO REALTY	MITSUI FUDOSAN
DESCRIPTION	GROUP, INC.	GROUP	SE	TRUST	CO., LTD.

MARKET VALUE	$6,953,831	6,611,033	5,184,421	3,941,479	3,792,195

% OF NET ASSETS	5.0	4.7	3.7	2.8	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Retail REITs	28.1%
Real Estate Management & Development	18.3
Office REITs	14.8
Specialized REITs	12.9
Diversified REITs	11.7
Residential REITs	8.9
Industrial REITs	4.8
Diversified Capital Markets	0.2
Short Term Investments	20.7
Other Assets and Liabilities	(20.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing less than 0.05% of net assets. (Note 2)

SPDR S&P Global Natural Resources ETF —
Portfolio Summary

The Fund commenced operations during the reporting period and therefore is not required to present its performance history.

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

			POTASH CORP. OF	WILMAR
DESCRIPTION	BHP BILLITON, LTD.	EXXON MOBIL CORP.	SASKATCHEWAN, INC.	INTERNATIONAL, LTD.	CHEVRON CORP.

MARKET VALUE	$377,952	356,590	255,095	246,733	229,209

% OF NET ASSETS	5.0	4.7	3.4	3.2	3.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	34.4%
Oil, Gas & Consumable Fuels	33.1
Chemicals	16.5
Food Products	9.0
Paper & Forest Products	5.7
Real Estate Investment Trusts	1.1
Short Term Investments	0.2
Other Assets and Liabilities	0.0 ***

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P International Consumer Discretionary Sector ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P International Consumer Discretionary Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the consumer discretionary sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the S&P Developed Ex-U.S. BMI Consumer Discretionary Sector Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 13.12%, and the total return for the Index was 14.14%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

Although financial markets had reached the midpoint of 2010 in a cautious mood, weighed down by sovereign concerns in Europe and policy uncertainty in Japan, not to mention financial reform initiatives in the US, the arrival of robust second-quarter earnings reports helped the mood lighten during the third quarter. Better economic performance in Europe gave a nice boost to the Euro into early August, but a stark upturn in US initial jobless claims soon put equity investors on the defensive again, especially as consumer confidence seemed to be faltering anew. European and Asian developed markets benefited significantly from currency appreciation during the third quarter, as the Euro, Australian Dollar, and Swiss Franc all enjoyed sizable one-month and three-month gains. As the economy continued to show signs of recovery, cyclical sectors such as the consumer discretionary sector, which encompass industries most sensitive to economic cycles, performed well. Increasing prosperity within the middle and upper classes in the emerging markets has created a huge demand for luxury goods which helped the solid performance of the consumer discretionary sector.

The top three contributors to the Fund’s performance were Daimler AG, LVMH Moet Hennessy Louis Vuitton SA and The Swatch Group AG. The three largest detractors from the Fund’s performance were Toyota Motor Corp., Volkswagen AG and Panasonic Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P International Consumer Discretionary Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Discretionary Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED EX-U.S.			S&P DEVELOPED EX-U.S.
	NET ASSET	MARKET	BMI CONSUMER DISCRETIONARY	NET ASSET	MARKET	BMI CONSUMER DISCRETIONARY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	13.12%	13.52%	14.14%	13.12%	13.52%	14.14%

SINCE INCEPTION (1)	9.52%	9.73%	8.96%	4.20%	4.29%	3.31%

(1)	For the period July 16, 2008 to September 30, 2010.

SPDR S&P International Consumer Discretionary Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Developed
	International Consumer	Ex-U.S. BMI
	Discretionary Sector	Consumer Discertionary
	ETF	Sector Index
	10000	10000
7/16/08	10235	10251
8/31/08	10027	10047
9/30/08	8771	8725
10/31/08	7407	7187
11/30/08	6560	6384
12/31/08	6969	6788
1/31/09	6485	6309
2/28/09	6029	5887
3/31/09	6455	6289
4/30/09	7801	7543
5/31/09	8238	8058
6/30/09	8221	8065
7/31/09	9099	8966
8/31/09	9376	9222
9/30/09	9682	9545
10/31/09	9537	9448
11/30/09	9573	9476
12/31/09	9918	9796
1/31/10	9636	9529
2/28/10	9475	9384
3/31/10	10245	10128
4/30/10	10330	10277
5/31/10	9334	9278
6/30/10	9285	9197
7/31/10	10042	9949
8/31/10	9753	9682
9/30/10	10952	10896

SPDR S&P International Consumer Discretionary Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

	TOYOTA MOTOR		HONDA MOTOR	LVMH MOET HENNESSY
DESCRIPTION	CORP.	DAIMLER AG	CO., LTD.	LOUIS VUITTON SA	VIVENDI SA

MARKET VALUE	$1,245,279	760,873	695,174	484,315	443,732

% OF NET ASSETS	6.6	4.0	3.7	2.6	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Automobiles	26.8%
Media	18.1
Hotels, Restaurants & Leisure	10.0
Textiles, Apparel & Luxury Goods	9.4
Specialty Retail	9.2
Household Durables	8.1
Auto Components	7.7
Multiline Retail	4.5
Distributors	2.2
Leisure Equipment & Products	1.8
Internet & Catalog Retail	0.8
Diversified Consumer Services	0.7
Containers & Packaging	0.1
Energy Equipment & Services	0.0 ***
Short Term Investments	0.2
Other Assets and Liabilities	0.4

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P International Consumer Staples Sector ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P International Consumer Staples Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the consumer staples sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the S&P Developed Ex-U.S. BMI Consumer Staples Sector Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 15.87%, and the total return for the Index was 17.00%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

Although financial markets had reached the midpoint of 2010 in a cautious mood, weighed down by sovereign concerns in Europe and policy uncertainty in Japan, not to mention financial reform initiatives in the US, the arrival of robust second-quarter earnings reports helped the mood lighten during July. Better economic performance in Europe gave a nice boost to the Euro into early August, but a stark upturn in US initial jobless claims soon put equity investors on the defensive again, especially as consumer confidence seemed to be faltering anew. European and Asian developed markets benefited significantly from currency appreciation during the third quarter, as the Euro, Australian Dollar, and Swiss Franc all enjoyed sizable one-month and three-month gains. The consumer staples sector usually performs well during economic uncertainty. Volume growth in emerging and developing markets, where many of the largest multinational consumer corporations have vast geographical footprints and diverse portfolios of business, were the key drivers behind the solid performance of the consumer staples sector.

The best performing industry within the sector was beverages, which was lifted by strong returns from Anheuser-Busch InBev NV and SABMiller PLC. The top three contributors to the Fund’s performance were Nestle SA, British American Tobacco, and Wesfarmers, Ltd. The three largest detractors from the Fund’s performance were SOS Corporation Alimentaria SA, Seven & I Holdings Co., Ltd., and Kao Corp.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P International Consumer Staples Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Staples Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
			CONSUMER STAPLES			CONSUMER STAPLES
	NET ASSET	MARKET	SECTOR	NET ASSET	MARKET	SECTOR
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	15.87%	15.78%	17.00%	15.87%	15.78%	17.00%

SINCE INCEPTION (1)	14.16%	14.16%	18.75%	6.17%	6.17%	6.75%

(1)	For the period July 16, 2008 to September 30, 2010.

SPDR S&P International Consumer Staples Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Developed
	International Consumer	Ex-U.S. BMI
	Staples Sector	Consumer Staples
	ETF	Sector Index
	10000	10000
7/16/08	10258	10267
8/31/08	10127	10158
9/30/08	9430	9468
10/31/08	8001	8060
11/30/08	7752	7755
12/31/08	8171	8240
1/31/09	7562	7669
2/28/09	6954	7044
3/31/09	7070	7180
4/30/09	7456	7597
5/31/09	8354	8508
6/30/09	8504	8696
7/31/09	9175	9408
8/31/09	9443	9685
9/30/09	9852	10149
10/31/09	10126	10423
11/30/09	10361	10669
12/31/09	10599	10890
1/31/10	10396	10676
2/28/10	10475	10738
3/31/10	10835	11137
4/30/10	10677	11005
5/31/10	9734	10076
6/30/10	9987	10346
7/31/10	10540	10927
8/31/10	10540	10939
9/30/10	11416	11875

SPDR S&P International Consumer Staples Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

		BRITISH AMERICAN			ANHEUSER-BUSCH
DESCRIPTION	NESTLE SA	TOBACCO PLC	UNILEVER NV	TESCO PLC	INBEV NV

MARKET VALUE	$2,272,546	857,457	628,932	628,552	572,119

% OF NET ASSETS	15.3	5.8	4.2	4.2	3.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Food Products	33.4%
Food & Staples Retailing	25.2
Beverages	19.0
Tobacco	10.7
Personal Products	6.6
Household Products	4.5
Short Term Investments	0.2
Other Assets and Liabilities	0.4

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Energy Sector ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P International Energy Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the energy sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the S&P Developed Ex-U.S. BMI Energy Sector Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was −1.18%, and the total return for the Index was 0.65%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

Global financial markets enjoyed impressive resilience at both the beginning and the end of the first quarter of 2010, but there was no shortage of drama along the way. Keeping the underpinnings firm were ongoing accommodation from major central banks, continued healing of credit conditions, ample indications that economic recovery is still progressing nicely, and plenty of solid reports on corporate earnings. Weak product pricing hurt a number of companies focused in natural gas, but rising crude prices boosted prospects for many oil service firms. In April, the devastating explosion and fire on the drilling rig Deepwater Horizon in the Gulf of Mexico weighed on a number of energy companies. The Index performed poorly in May and June as the uncertainty of the oil spill loomed. Crude oil retreated steeply as lackluster western demand and an abundance of inventories offset potential longer term concerns related to restrictions on deep water drilling. Energy came to life in September after ample supplies weighed on oil and natural gas prices during August; heating oil prices climbed to their best levels since early May. Nevertheless, energy was one of the bottom three performing sectors during the Reporting Period.

BP PLC, the largest weight in the Index, hit a 14 year low in late June when the estimated clean-up costs of the Gulf of Mexico oil spill reached over $2 billion. The stock displayed a volatile rally in July on speculation that the company was looking for international investors and also on the hopeful attempts to plug the well. Transocean (who owned the deep drilling rig that BP licensed) was also directly affected by the oil spill disaster and lost a third of its value in the Reporting Period. On the other end of the spectrum, Provident Energy Trust was one of the top contributors to performance during the Reporting Period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P International Energy Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Energy Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

		CUMULATIVE TOTAL RETURN		AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI ENERGY	NET ASSET	MARKET	EX-U.S. BMI ENERGY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	−1.18%	−0.95%	0.65%	−1.18%	−0.95%	0.65%

SINCE INCEPTION (1)	−17.22%	−17.18%	−14.96%	−8.19%	−8.17%	−5.98%

(1)	For the period July 16, 2008 to September 30, 2010.

SPDR S&P International Energy Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Energy	Energy Sector
	Sector ETF	Index
	10000	10000
7/16/08	9937	9918
8/31/08	9760	9686
9/30/08	7972	7830
10/31/08	6535	6403
11/30/08	6353	6197
12/31/08	6234	6138
1/31/09	5961	5862
2/28/09	5634	5541
3/31/09	5993	5924
4/30/09	6519	6497
5/31/09	7785	7778
6/30/09	7317	7352
7/31/09	7622	7681
8/31/09	7860	7945
9/30/09	8377	8449
10/31/09	8404	8509
11/30/09	8598	8701
12/31/09	8859	8995
1/31/10	8276	8431
2/28/10	8163	8310
3/31/10	8668	8832
4/30/10	8645	8833
5/31/10	7563	7702
6/30/10	7021	7139
7/31/10	7784	7952
8/31/10	7454	7624
9/30/10	8278	8504

SPDR S&P International Energy Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

	ROYAL DUTCH			BG GROUP
DESCRIPTION	SHELL PLC	BP PLC	TOTAL SA	PLC	Eni SpA

MARKET VALUE	$1,832,365	1,253,237	1,200,068	601,482	595,149

% OF NET ASSETS	14.9	10.2	9.8	4.9	4.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	90.8%
Energy Equipment & Services	8.9
Short Term Investments	0.0 ***
Other Assets and Liabilities	0.3

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P International Financial Sector ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P International Financial Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the financial sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the S&P Developed Ex-U.S. BMI Financials Sector Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was −5.60%, and the total return for the Index was −4.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The Fund is highly optimized, holding only a small subset of the Index, which contributed most significantly to performance deviation. The difference in the Fund’s performance relative to the Index during the Reporting Period can also be attributed to Fund expenses, transaction costs, uninvested cash and raising funds for the distribution.

Most equity markets worldwide finished December with modest gains that boosted their total returns for the first quarter of fiscal year ended September 30, 2010. Into the second fiscal quarter simmering inflation and signs of a shift to tighter policies in Asia gave risk appetites a mild hiccup, and also in Europe, where sovereign debt worries afflicted several Mediterranean nations and dimmed the outlook for growth in the eurozone.

By the third fiscal quarter, financial markets had reached the midpoint of the 2010 calendar year in a dour mood, besieged by sovereign concerns in Europe and policy uncertainty in Japan, not to mention controversial reform initiatives in the US, the arrival of robust earnings reports in the third fiscal quarter helped the gloom to dissipate a bit in July. While worldwide markets began a run of resiliency, financial stocks continued to post modest declines throughout the fiscal year.

The Fund’s underperformance was largely driven by its relative overweight to large European Financials including HSBC Holdings, PLC, UniCredit SpA, Banco Santander SA and Banco Bilbao Vizcaya Argentaria SA.

On the positive side, the Fund benefitted most significantly from holding Canadian Banks, Bank of Nova Scotia and Toronto-Dominion Bank. These top contributors benefitted from a strong retail banking presence and growth in lending it the U.S. retail segment, respectively.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P International Financial Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Financial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	FINANCIALS SECTOR	NET ASSET	MARKET	FINANCIALS SECTOR
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	−5.60%	−5.84%	−4.60%	−5.60%	−5.84%	−4.60%

SINCE INCEPTION (1)	−15.01%	−15.14%	−14.72%	−7.09%	−7.16%	−5.87%

(1)	For the period July 16, 2008 to September 30, 2010.

SPDR S&P International Financial Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Financial	Financials Sector
	Sector ETF	Index
	10000	10000
7/16/08	10608	10703
8/31/08	9988	10146
9/30/08	8797	8960
10/31/08	6409	6466
11/30/08	5791	5875
12/31/08	6129	6097
1/31/09	5292	5311
2/28/09	4443	4446
3/31/09	5057	4998
4/30/09	6233	6126
5/31/09	7169	7066
6/30/09	7121	7030
7/31/09	7981	7909
8/31/09	8728	8581
9/30/09	9004	8939
10/31/09	8675	8620
11/30/09	8747	8675
12/31/09	8671	8599
1/31/10	8137	8089
2/28/10	8175	8102
3/31/10	8725	8684
4/30/10	8581	8551
5/31/10	7480	7440
6/30/10	7318	7306
7/31/10	8293	8291
8/31/10	7827	7855
9/30/10	8499	8528

SPDR S&P International Financial Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

	HSBC	BANCO	BNP	COMMONWEALTH	WESTPAC
DESCRIPTION	HOLDINGS PLC	SANTANDER SA	PARIBAS	BANK OF AUSTRALIA	BANKING CORP.

MARKET VALUE	$490,643	299,482	217,656	211,509	209,067

% OF NET ASSETS	5.6	3.4	2.5	2.4	2.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	56.0%
Insurance	16.6
Real Estate Management & Development	8.5
Capital Markets	8.3
Real Estate Investment Trusts	4.2
Diversified Financial Services	4.1
Consumer Finance	1.3
Short Term Investments	0.7
Other Assets and Liabilities	0.3

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Health Care Sector ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P International Health Care Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the health care sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the S&P Developed Ex-US BMI Health Care Sector Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 5.71%, and the total return for the Index was 7.26%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

Despite a volatile market, health care and pharmaceutical companies had positive returns for the Reporting Period. Health care reform in the United States is one of the challenges facing companies in the Fund. The new legislation’s impact is not yet fully known and brings quite a bit of uncertainty to many of the Fund’s constituents. Additionally, competition in mature markets from lower priced generic drugs results in reduced revenues. Finally, many emerging markets present opportunities for new and higher revenues for many of these companies.

The best performing stock in terms of contribution to the Fund’s return was Novo-Nordisk A/S. The Danish company is well positioned in the protein field with little exposure to risk from generic drugs. Novartis AG was another strong contributor to the Fund’s return. The acquisition of eye-care giant, Alcon, Inc., resulted in synergies that will generate increased sales and revenues in a field that is complementary to Novartis AG’s current product offerings. Anglo-Swedish drug maker AstraZeneca PLC also performed well during the period. It was helped by strong sales in emerging markets which outweighed declining sales in the US, where competition comes from generic drugs. The company’s Nexium and Crestor drugs also helped buoy the bottom line.

One of the poorer performing stocks during the Reporting Period was Roche Holding AG. The company’s performance was hurt by poor trial results for its cancer-fighting drug, Avastin. Nobel Biocare Holding AG had a negative return for the period and was one of the largest detractors to the Fund’s performance. Weak demand in the dental implant market was a factor in the company’s negative performance. Another Swiss company, Actelion, Ltd.,was the third largest detractor from Fund return. The company had a negative return for the period due in part to the failure of its Clazosentan drug in late-stage trials.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P International Health Care Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Health Care Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI HEALTH	NET ASSET	MARKET	EX-U.S. BMI HEALTH
	VALUE	VALUE	CARE SECTOR INDEX	VALUE	VALUE	CARE SECTOR INDEX

ONE YEAR	5.71%	5.31%	7.26%	5.71%	5.31%	7.26%

SINCE INCEPTION (1)	−1.09%	−1.23%	2.25%	−0.50%	−0.56%	0.84%

(1)	For the period July 16, 2008 to September 30, 2010.

SPDR S&P International Health Care Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

	SPDR S&P	S&P Developed
	International Health	Ex-U.S. BMI
	Care Sector	Health Care
	ETF	Sector Index
	10000	10000
7/16/08	10163	10204
8/31/08	10042	10044
9/30/08	9103	9082
10/31/08	8048	8070
11/30/08	7602	7615
12/31/08	8235	8237
1/31/09	7708	7708
2/28/09	6852	6852
3/31/09	7028	7099
4/30/09	7216	7282
5/31/09	7897	7978
6/30/09	7972	8094
7/31/09	8604	8741
8/31/09	8948	9086
9/30/09	9356	9533
10/31/09	9267	9476
11/30/09	9605	9799
12/31/09	9741	9946
1/31/10	9557	9767
2/28/10	9557	9784
3/31/10	9781	9999
4/30/10	9462	9686
5/31/10	8606	8836
6/30/10	8909	9101
7/31/10	9151	9302
8/31/10	9268	9513
9/30/10	9891	10225

SPDR S&P International Health Care Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

					ASTRAZENECA
DESCRIPTION	NOVARTIS AG	GLAXOSMITHKLINE PLC	ROCHE HOLDING AG	SANOFI-AVENTIS	PLC

MARKET VALUE	$1,238,552	849,232	797,823	621,469	603,086

% OF NET ASSETS	12.0	8.2	7.7	6.0	5.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Pharmaceuticals	72.0%
Health Care Equipment & Supplies	14.6
Biotechnology	5.3
Health Care Providers & Services	5.1
Chemicals	0.6
Life Sciences Tools & Services	0.5
Health Care Technology	0.4
Capital Markets	0.3
Short Term Investments	0.1
Other Assets and Liabilities	1.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Industrial Sector ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P International Industrial Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the industrial sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the S&P Developed Ex-US BMI Industrial Sector Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 11.94%, and the total return for the Index was 12.92%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period was within expectations, and the performance differential can be attributed primarily to Fund expenses, transaction costs and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

Despite market volatility and general uncertainty in the overall economy, the industrials sector had positive returns for the Reporting Period. Many companies were forced to slash costs and downsize amid the recession in 2008. These measures (including reducing workforces and shutting down expensive manufacturing facilities) resulted in many companies becoming much leaner and more efficient with lower cost bases and, consequently, well positioned as the global economy begins its recovery. Additionally, many manufacturers maintained research and development spending during the recession, giving themselves strong product pipelines.

German industrial conglomerate Siemens AG was the strongest contributor to Fund performance due in part to increased profits in all three of its core areas — industry, health care and energy. Bekaert NV was another strong contributor to Fund performance as the Dutch company far exceeded expectations with sales increasing year over year by a significant amount. Canadian National Railway Co. was another strong performer in terms of contribution to the Fund’s return. The company saw carloads up significantly from the prior year as well as good growth in transporting merchandise (petroleum and chemical products, metals and minerals and automotives) as well as bulk goods (grain and coal).

Vestas Wind Systems A/S was one of the poorest contributors to Fund return. The Danish company was hurt by continued depressed demand for its wind turbine products. Yamato Holdings Co., Ltd. of Japan was another negative performer in the fund as a result of lower prices (despite higher volumes) in its Takkyubin parcel delivery business. Alstom SA also performed poorly during the Reporting Period. The French company lost a core power contract, a high-speed rail contract and faced growing competition from Chinese companies in the high-speed rail market in Asia.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P International Industrial Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Industrial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED EX-U.S.			S&P DEVELOPED EX-U.S.
	NET ASSET	MARKET	BMI INDUSTRIAL	NET ASSET	MARKET	BMI INDUSTRIAL
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	11.94%	11.72%	12.92%	11.94%	11.72%	12.92%

SINCE INCEPTION (1)	−2.36%	−2.17%	−2.88%	−1.07%	−0.99%	−1.11%

(1) For the period July 16, 2008 to September 30, 2010.

SPDR S&P International Industrial Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Industrial	Industrial Sector
	Sector ETF	Index
	10000	10000
7/16/08	10237	10271
8/31/08	9847	9763
9/30/08	8051	8028
10/31/08	6121	5996
11/30/08	6008	5836
12/31/08	6505	6396
1/31/09	5857	5783
2/28/09	5276	5155
3/31/09	5622	5534
4/30/09	6534	6469
5/31/09	7261	7186
6/30/09	7228	7141
7/31/09	7830	7756
8/31/09	8331	8215
9/30/09	8723	8599
10/31/09	8517	8373
11/30/09	8708	8506
12/31/09	8907	8738
1/31/10	8746	8566
2/28/10	8708	8564
3/31/10	9410	9268
4/30/10	9451	9350
5/31/10	8458	8337
6/30/10	8391	8285
7/31/10	9079	8982
8/31/10	8687	8613
9/30/10	9764	9712

SPDR S&P International Industrial Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

			CANADIAN	MITSUBISHI	SCHNEIDER
DESCRIPTION	SIEMENS AG	ABB, LTD.	NATIONAL RAILWAY CO.	CORP.	ELECTRIC SA

MARKET VALUE	$885,406	491,363	355,218	353,327	324,808

% OF NET ASSETS	4.9	2.7	2.0	2.0	1.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Machinery	19.8%
Industrial Conglomerates	13.5
Electrical Equipment	10.1
Trading Companies & Distributors	9.6
Construction & Engineering	6.7
Road & Rail	5.8
Professional Services	5.7
Commercial Services & Supplies	5.1
Aerospace & Defense	4.9
Building Products	4.2
Marine	3.9
Transportation Infrastructure	3.7
Air Freight & Logistics	2.9
Airlines	2.7
Short Term Investments	0.5
Other Assets and Liabilities	0.9

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Materials Sector ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P International Materials Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the materials sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the S&P Developed Ex-U.S. BMI Materials Sector Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 15.53%, and the total return for the Index was 19.39%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The Fund is highly optimized, holding only a small subset of the Index, which contributed most significantly to performance deviation. The difference in the Fund’s performance relative to the Index during the Reporting Period can also be attributed to Fund expenses, transaction costs, uninvested cash and raising funds for the distribution.

The Materials sector was one of the strongest performers over the Reporting Period, with consistent gains each fiscal quarter. Over the period miners did well on resilient metals prices, but forest products firms were also strong gainers, particularly in the first calendar quarter of 2010. The sector finished out the year ended September 30, 2010 posting strong gains not only for the fiscal quarter but for the year as a whole as a result of strong trading in both industrial and precious metals.

The Fund’s Performance over the Reporting Period was most positively impacted by its relative overweight to Rio Tinto, Ltd., BHP Billiton, Ltd., and Potash Corp. of Saskatchewan, Inc. BHP Billiton, Ltd. and Rio Tinto, Ltd. both benefited from high production levels and Australian expansion plans for iron ore.

Similarly, the Fund’s underperformance was largely a factor of underexposure to a number of smaller players within the materials space that achieved significant positive returns over the period, and the cumulative impact of a small overweight to several underperformers.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P International Materials Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Materials Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI MATERIALS	NET ASSET	MARKET	EX-U.S. BMI MATERIALS
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	15.53%	15.50%	19.39%	15.53%	15.50%	19.39%

SINCE INCEPTION (1)	−13.76%	−13.63%	−7.36%	−6.48%	−6.41%	−2.86%

(1) For the period July 16, 2008 to September 30, 2010.

SPDR S&P International Materials Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Material	Material Sector
	Sector ETF	Index
	10000	10000
7/16/08	9968	9987
8/31/08	9185	9147
9/30/08	6856	6920
10/31/08	4931	4926
11/30/08	4711	4686
12/31/08	5116	5124
1/31/09	4662	4709
2/28/09	4375	4415
3/31/09	4839	4945
4/30/09	5455	5618
5/31/09	6478	6667
6/30/09	6254	6428
7/31/09	6978	7193
8/31/09	7105	7355
9/30/09	7465	7760
10/31/09	7406	7699
11/30/09	8090	8425
12/31/09	8325	8686
1/31/10	7639	7968
2/28/10	7778	8138
3/31/10	8528	8934
4/30/10	8340	8839
5/31/10	7399	7851
6/30/10	7174	7686
7/31/10	7815	8343
8/31/10	7651	8232
9/30/10	8624	9264

SPDR S&P International Materials Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

					ANGLO AMERICAN
DESCRIPTION	BHP BILLITON, LTD.	RIO TINTO PLC	BHP BILLITON PLC	BASF SE	PLC

MARKET VALUE	$1,803,823	1,124,395	1,005,898	753,664	741,973

% OF NET ASSETS	8.1	5.0	4.5	3.4	3.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	62.5%
Chemicals	29.1
Construction Materials	4.5
Paper & Forest Products	3.0
Containers & Packaging	0.4
Short Term Investments	0.1
Other Assets and Liabilities	0.4

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Technology Sector ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P International Technology Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the technology sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the S&P Developed Ex-U.S. BMI Information Technology Sector Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 1.86%, and the total return for the Index was 2.58%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The Fund is highly optimized, holding only a small subset of the Index, which contributed most significantly to performance deviation. The difference in the Fund’s performance relative to the Index during the Reporting Period can also be attributed to Fund expenses, transaction costs, uninvested cash and raising funds for the distribution.

The start of calendar year 2010 proved strong, with information technology taking strength from many sources. In addition to ongoing gains for device maker Nokia, semiconductors rallied nicely, but by the second quarter of calendar year 2010, information technology had begun a slump, due in part to weakness in the hardware arena. While semiconductor issuers bounced back nicely from weakness earlier in the quarter, technology was a significant laggard of EAFE for the third quarter as a whole.

Among the stocks that contributed most significantly to the relative underperformance of the Fund versus the Index over the Reporting Period were Nokia Oyj and Research In Motion, Ltd. Shares of Finnish phone maker Nokia Oyj plunged in the second quarter of 2010 as the company reported a sizable loss and investors worried that its market share in smart phones would continue to erode. Research In Motion, Ltd., which is known for its BlackBerry smartphones, also lost market share versus competitors Apple and Motorola in the smartphone market.

On the positive side, ARM Holdings PLC and Canon, Inc. both helped the performance of the Fund over the Reporting Period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P International Technology Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Technology Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.51%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

		CUMULATIVE TOTAL RETURN		AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED EX-U.S.			S&P DEVELOPED EX-U.S.
			BMI INFORMATION			BMI INFORMATION
	NET ASSET	MARKET	TECHNOLOGY SECTOR	NET ASSET	MARKET	TECHNOLOGY SECTOR
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	1.86%	1.49%	2.58%	1.86%	1.49%	2.58%

SINCE INCEPTION (1)	−8.67%	−8.93%	−8.36%	−4.02%	−4.14%	−3.26%

(1) For the period July 16, 2008 to September 30, 2010.

SPDR S&P International Technology Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Technology	Information Technology
	Sector ETF	Sector Index
	(a)	(b)
	10000	10000
7/16/08	10238	10224
8/31/08	9838	9824
9/30/08	8019	8021
10/31/08	6327	6322
11/30/08	5895	5880
12/31/08	6275	6274
1/31/09	5996	5988
2/28/09	5349	5310
3/31/09	6000	5937
4/30/09	6919	6870
5/31/09	7454	7445
6/30/09	7544	7508
7/31/09	8281	8183
8/31/09	8572	8532
9/30/09	8967	8933
10/31/09	8474	8482
11/30/09	8434	8425
12/31/09	8933	8882
1/31/10	9006	8956
2/28/10	8867	8866
3/31/10	9763	9738
4/30/10	9954	9960
5/31/10	8713	8735
6/30/10	8406	8469
7/31/10	8951	8974
8/31/10	8244	8296
9/30/10	9133	9164

SPDR S&P International Technology Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

	SAMSUNG ELECTRONICS				TELEFONAKTIEBOLAGET
DESCRIPTION	CO., LTD. GDR	CANON, INC.	SAP AG	NOKIA OYJ	LM ERICSSON (CLASS B)

MARKET VALUE	$3,035,207	1,352,107	1,146,023	977,417	872,282

% OF NET ASSETS	14.4	6.4	5.5	4.6	4.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Semiconductors & Semiconductor Equipment	24.9%
Electronic Equipment, Instruments & Components	21.4
Software	14.6
Communications Equipment	13.4
Office Electronics	9.0
IT Services	7.4
Computers & Peripherals	6.7
Internet Software & Services	2.0
Short Term Investments	1.0
Other Assets and Liabilities	(0.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Telecommunications Sector ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P International Telecommunications Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the telecommunications sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the S&P Developed Ex-U.S. BMI Telecommunication Services Sector Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was 8.09%, and the total return for the Index was 8.55%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

Amid growing concern that the pace of recovery was faltering and that western governments lacked the policies to foster economic resilience, global equity markets suffered a difficult second quarter of 2010. Sector performance showed a clear bias to defensive areas, such as telecommunication services, healthcare and utilities, during June. Despite losing value through the first several months of the Reporting period, the Index reached a turning point in June and posted positive gains for each of the remaining months in the Reporting period. The Index rallied over 11% in July on solid earnings reports and constructive dividend news from telecom names. A stark upturn in US initial jobless claims soon put equity investors back on the defensive again in August resulting in a modest monthly gain for the Index. September was a terrific month for equities in general around the world as economic indicators came in better than feared. In September, telecommunication services was one of the worst performing sectors, but still posted positive returns.

The top contributor to performance of the Fund was the relative underweight to Hellenic Telecommunications Organization SA, which lost over half of its value amid the sovereign debt woes in Greece. At the other end of the spectrum, two if the largest detractors from performance were due to the Fund’s relative underweight to Millicom International Cellular SA and Softbank Corp., which both returned a significant amount during the Reporting period. Despite a challenging environment, Millicom International Cellular SA continually posted strong results due to efficient cost controls and strong subscriber growth in less penetrated areas. Softbank Corp., the exclusive provider of Apple’s iPhone and iPad, also performed well as the company benefited from the demand driven by the new iPhone4 released over the summer.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P International Telecommunications Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Telecommunications Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
			TELECOMMUNICATION			TELECOMMUNICATION
	NET ASSET	MARKET	SERVICES SECTOR	NET ASSET	MARKET	SERVICES SECTOR
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

ONE YEAR	8.09%	7.60%	8.55%	8.09%	7.60%	8.55%

SINCE INCEPTION (1)	−0.68%	−0.88%	0.98%	−0.31%	−0.40%	0.36%

(1) For the period July 16, 2008 to September 30, 2010.

SPDR S&P International Telecommunications Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Telecommunications	Telecommunication Services
	Sector ETF	Sector Index
	(a)	(b)
	10000	10000
7/16/08	9771	9788
8/31/08	9437	9466
9/30/08	8455	8456
10/31/08	7129	7133
11/30/08	7423	7451
12/31/08	8061	8094
1/31/09	7185	7195
2/28/09	6770	6795
3/31/09	6831	6871
4/30/09	6951	7014
5/31/09	7642	7711
6/30/09	7796	7882
7/31/09	8460	8553
8/31/09	8779	8884
9/30/09	9189	9303
10/31/09	9111	9231
11/30/09	9454	9573
12/31/09	9349	9485
1/31/10	8873	8978
2/28/10	8783	8888
3/31/10	9074	9183
4/30/10	8842	8945
5/31/10	8109	8191
6/30/10	8303	8417
7/31/10	9263	9402
8/31/10	9328	9466
9/30/10	9932	10098

SPDR S&P International Telecommunications Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

	VODAFONE		FRANCE	DEUTSCHE	SOFTBANK
DESCRIPTION	GROUP PLC	TELEFONICA SA	TELECOM SA	TELEKOM AG	CORP.

MARKET VALUE	$2,934,011	2,297,219	914,895	759,612	693,048

% OF NET ASSETS	18.6	14.5	5.8	4.8	4.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Diversified Telecommunication Services	63.6%
Wireless Telecommunication Services	36.0
Short Term Investments	0.5
Other Assets and Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Utilities Sector ETF —
Management’s Discussion of Fund Performance

The SPDR® S&P International Utilities Sector ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the utilities sector of developed global markets outside the United States. In seeking this objective, the Fund uses a sampling strategy designed to track the total return performance of the S&P Developed Ex-U.S. BMI Utilities Sector Index (the “Index”).

For the 12-month period ended September 30, 2010 (the “Reporting Period”), the total return for the Fund was −6.71%, and the total return for the Index was −5.88%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in the Fund’s performance relative to the Index during the Reporting Period can be attributed primarily to Fund expenses, transaction costs and variations between the Fund’s holdings and the Index constituents due to the Fund’s sampling methodology.

Amid growing concern that the pace of recovery was faltering and that western governments lacked the policies to foster economic resilience, global equity markets suffered a difficult second quarter of 2010. May was the worst month across the board. In June, sector performance showed a clear bias to defensive areas, such as telecommunication services, healthcare and utilities. The Index was only slightly down in June but it had already lost about 16% of its value through the first 8 months of the Reporting Period. The arrival of robust second-quarter earnings reports helped the gloom to dissipate during July and equities rebounded from their 2010 lows. The Index surged over 8% in July but a stark upturn in US initial jobless claims soon put equity investors back on the defensive again in August. September was a terrific month for equities in general around the world as economic indicators came in better than feared. Utilities, however, was the weakest group in September and overall was the worst performing sector during the Reporting Period.

APA Group in Australia was the top contributor to the Fund during the Reporting Period. APA Group closed the Reporting period at its 52 week high as the company benefited from its extensive pipeline network and strong gas transportation and distribution revenue as well as appreciation of the Australian Dollar. The Fund’s relative overweight to APA Group also contributed to performance. RWE AG, down considerably during the Reporting Period, was one of the largest detractors from performance due to the implementation of a German nuclear fuel tax as well as potential further claw-backs of nuclear life extensions.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

SPDR S&P International Utilities Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Utilities Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2010 is 0.50%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED EX-U.S.			S&P DEVELOPED EX-U.S.
	NET ASSET	MARKET	BMI UTILITIES	NET ASSET	MARKET	BMI UTILITIES
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

ONE YEAR	−6.71%	−6.86%	−5.88%	−6.71%	−6.86%	−5.88%

SINCE INCEPTION (1)	−23.63%	−23.56%	−22.83%	−11.48%	−11.44%	−9.36%

(1)	For the period July 16, 2008 to September 30, 2010.

SPDR S&P International Utilities Sector ETF —
Performance Summary (continued)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT (BASED ON NET ASSET VALUE)

		S&P Developed
	SPDR S&P	Ex-U.S. BMI
	International Utililies	Utilities Sector
	Sector ETF	Index
	10000	10000
7/16/08	10214	10188
8/31/08	9762	9715
9/30/08	8613	8555
10/31/08	7312	7257
11/30/08	7146	7086
12/31/08	7771	7738
1/31/09	7027	7001
2/28/09	6253	6216
3/31/09	6173	6148
4/30/09	6630	6571
5/31/09	7249	7230
6/30/09	7148	7127
7/31/09	7405	7401
8/31/09	7891	7888
9/30/09	8186	8200
10/31/09	7747	7780
11/30/09	8060	8090
12/31/09	8190	8215
1/31/10	7739	7802
2/28/10	7635	7700
3/31/10	7851	7927
4/30/10	7569	7649
5/31/10	6868	6925
6/30/10	6832	6893
7/31/10	7416	7485
8/31/10	7339	7407
9/30/10	7637	7717

SPDR S&P International Utilities Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2010

DESCRIPTION	E.ON AG	GDF SUEZ	ENEL SPA	IBERDROLA SA	RWE AG

MARKET VALUE	$748,390	597,192	466,664	441,344	424,612

% OF NET ASSETS	9.1	7.3	5.7	5.4	5.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2010*

PERCENT OF
INDUSTRY**	NET ASSETS

Electric Utilities	54.6%
Multi-Utilities	28.7
Gas Utilities	9.7
Independent Power Producers & Energy Traders	4.8
Water Utilities	1.6
Short Term Investments	0.7
Other Assets and Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 98.8%
BELGIUM — 1.3%
Anheuser-Busch InBev NV	8,298	$488,822

FINLAND — 1.1%
Nokia Oyj	41,768	420,250

FRANCE — 12.3%
AXA SA	20,417	357,475
BNP Paribas	11,075	788,789
France Telecom SA	21,292	460,726
GDF Suez	14,870	533,092
Sanofi-Aventis	12,419	828,648
Societe Generale	8,257	476,262
Total SA	24,655	1,272,479

		4,717,471

GERMANY — 14.3%
Allianz SE	5,046	571,082
BASF SE	10,195	643,787
Bayer AG	9,216	643,554
Daimler AG (a)	9,887	627,105
Deutsche Bank AG	6,926	379,586
Deutsche Telekom AG	33,252	455,545
E.ON AG	22,198	655,491
SAP AG	10,312	510,819
Siemens AG	9,582	1,012,889

		5,499,858

ITALY — 3.8%
Eni SpA	27,186	587,520
Intesa Sanpaolo SpA	119,130	387,481
UniCredit SpA	189,518	484,602

		1,459,603

NETHERLANDS — 2.5%
Fortis VVPR Strip (a)	33,296	46
ING Groep NV (a)	43,083	447,597
Unilever NV	17,324	518,542

		966,185

SPAIN — 7.3%
Banco Bilbao Vizcaya Argentaria SA	41,812	565,395
Banco Santander SA	90,547	1,151,719
Telefonica SA	44,181	1,095,639

		2,812,753

SWEDEN — 1.9%
Hennes & Mauritz AB (Class B)	10,900	395,316
Telefonaktiebolaget LM Ericsson (Class B)	32,236	354,423

		749,739

SWITZERLAND — 17.8%
ABB, Ltd. (a)	25,913	549,320
Credit Suisse Group AG	12,280	527,929
Nestle SA	38,486	2,062,278
Novartis AG	27,179	1,567,671
Roche Holding AG	7,800	1,071,457
UBS AG (a)	39,765	678,930
Zurich Financial Services AG	1,639	386,367

		6,843,952

UNITED KINGDOM — 36.5%
Anglo American PLC	14,980	596,157
AstraZeneca PLC	15,958	813,116
Barclays PLC	124,099	585,884
BG Group PLC	37,194	655,556
BHP Billiton PLC	24,758	790,027
BP PLC	208,391	1,404,821
British American Tobacco PLC	22,469	840,731
Diageo PLC	27,904	481,924
GlaxoSmithKline PLC	58,137	1,149,277
HSBC Holdings PLC	195,441	1,986,446
Rio Tinto PLC	15,660	918,232
Royal Dutch Shell PLC (Class A)	39,668	1,201,695
Standard Chartered PLC	18,736	539,112
Tesco PLC	89,021	594,784
Vodafone Group PLC	586,407	1,451,699

		14,009,461

TOTAL COMMON STOCKS —
(Cost $54,566,672)		37,968,094

RIGHTS — 0.1%
GERMANY — 0.1%
Deutsche Bank AG (expiring 10/5/10) (a) (Cost $0)	6,926	33,567

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.26% (b)(c) (Cost $28,224)	28,224	28,224

TOTAL INVESTMENTS — 99.0%
(Cost $54,594,896)		38,029,885
OTHER ASSETS AND LIABILITIES — 1.0%		377,281

NET ASSETS — 100.0%		$38,407,166

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 98.9%
BELGIUM — 2.1%
Anheuser-Busch InBev NV	57,127	$3,365,261

FINLAND — 1.8%
Nokia Oyj	287,582	2,893,515

FRANCE — 35.7%
Air Liquide SA	21,603	2,639,278
Alstom SA	16,002	817,475
AXA SA	140,498	2,459,937
BNP Paribas	76,725	5,464,548
Carrefour SA	46,784	2,517,418
Cie de Saint-Gobain	33,576	1,495,693
Credit Agricole SA	84,690	1,325,570
Danone SA	47,047	2,818,030
France Telecom SA	146,588	3,171,935
GDF Suez	102,385	3,670,520
L’Oreal SA	18,458	2,078,403
LVMH Moet Hennessy Louis Vuitton SA	19,781	2,905,742
Sanofi-Aventis	86,004	5,738,547
Schneider Electric SA	20,737	2,633,129
Societe Generale	56,825	3,277,651
Total SA	170,714	8,810,791
Unibail-Rodamco SE	6,996	1,553,461
Vinci SA	39,755	1,995,639
Vivendi SA	95,525	2,614,737

		57,988,504

GERMANY — 27.6%
Allianz SE	34,752	3,933,062
BASF SE	70,619	4,459,403
Bayer AG	63,533	4,436,511
Bayerische Motoren Werke AG	24,892	1,748,064
Daimler AG (a)	68,488	4,344,004
Deutsche Bank AG (b)	47,679	2,613,094
Deutsche Boerse AG	15,173	1,013,856
Deutsche Telekom AG	228,789	3,134,361
E.ON AG	153,750	4,540,129
Muenchener Rueckversicherungs- Gesellschaft AG	13,428	1,862,523
RWE AG	32,018	2,165,880
SAP AG	71,003	3,517,227
Siemens AG	66,350	7,013,692

		44,781,806

IRELAND — 0.5%
CRH PLC	55,081	905,367

ITALY — 9.8%
Assicurazioni Generali SpA	103,456	2,086,088
Enel SpA	489,282	2,611,756
Eni SpA	187,215	4,045,927
Intesa Sanpaolo SpA	819,906	2,666,819
Telecom Italia SpA	807,364	1,129,769
UniCredit SpA	1,304,844	3,336,514

		15,876,873

LUXEMBOURG — 1.4%
ArcelorMittal (b)	70,911	2,338,875

NETHERLANDS — 5.6%
Fortis VVPR Strip (a)	129,370	177
ING Groep NV (a)	296,592	3,081,347
Koninklijke Philips Electronics NV	76,355	2,403,251
Unilever NV	119,280	3,570,292

		9,055,067

SPAIN — 14.4%
Banco Bilbao Vizcaya Argentaria SA	287,937	3,893,574
Banco Santander SA	626,955	7,974,601
Iberdrola SA	310,383	2,391,137
Repsol YPF SA	60,663	1,564,831
Telefonica SA	305,926	7,586,620

		23,410,763

TOTAL COMMON STOCKS —
(Cost $228,161,893)		160,616,031

RIGHTS — 0.1%
GERMANY — 0.1%
Deutsche Bank AG (expiring 10/5/10) (a)(b) (Cost $0)	47,679	231,074

SHORT TERM INVESTMENTS — 1.7%
UNITED STATES — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,638,555	2,638,555
State Street Institutional Liquid Reserves Fund 0.26% (d)(e)	35,491	35,491

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,674,046)		2,674,046

TOTAL INVESTMENTS — 100.7%
(Cost $230,835,939)		163,521,151
OTHER ASSETS AND LIABILITIES — (0.7)%		(1,120,745)

NET ASSETS — 100.0%		$162,400,406

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at September 30, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.1%
CHINA — 27.8%
Air China, Ltd. (a)	2,223,414	$3,070,254
Aluminum Corp. of China, Ltd. (a)(b)	2,238,304	2,110,520
Angang Steel Co., Ltd. (b)	877,244	1,407,984
Anhui Conch Cement Co., Ltd.	1,023,500	4,647,359
Baidu, Inc. ADR (a)	185,666	19,053,045
Bank of China, Ltd.	9,660,382	5,064,632
Bank of Communications Co., Ltd.	3,483,631	3,764,899
China CITIC Bank (b)	2,723,285	1,736,431
China Communications Construction Co., Ltd.	1,382,000	1,313,783
China Construction Bank Corp.	11,977,768	10,491,656
China COSCO Holdings Co., Ltd. (a)	2,074,032	2,343,011
China Life Insurance Co., Ltd.	3,346,708	13,213,185
China Mengniu Dairy Co., Ltd.	683,390	2,112,706
China Merchants Bank Co., Ltd. (b)	1,940,380	4,998,918
China Merchants Property Development Co., Ltd.	701,000	1,344,534
China Oilfield Services, Ltd. (b)	3,220,557	5,036,269
China Petroleum & Chemical Corp. (b)	8,245,462	7,307,396
China Railway Construction Corp. (b)	475,500	639,455
China Shenhua Energy Co., Ltd.	1,697,556	7,019,212
China Shipping Container Lines Co., Ltd. (a)(b)	8,988,339	3,311,347
China Shipping Development Co., Ltd.	1,367,215	1,880,907
China Telecom Corp., Ltd.	8,073,930	4,430,511
Ctrip.com International, Ltd. ADR (a)	109,071	5,208,140
Dongfeng Motor Group Co., Ltd.	2,992,763	6,121,841
Focus Media Holding, Ltd. ADR (a)(b)	49,849	1,211,331
Guangzhou Automobile Group Co., Ltd.	1,808,032	3,111,514
Guangzhou R&F Properties Co., Ltd. (b)	1,261,376	1,771,048
Huaneng Power International, Inc. (b)	2,740,472	1,705,029
Industrial & Commercial Bank of China (b)	15,660,180	11,659,604
Inner Mongolia Yitai Coal Co., Ltd.	441,364	2,508,713
Jiangsu Expressway Co. (b)	2,654,060	2,779,461
Jiangxi Copper Co., Ltd. (b)	1,205,578	3,053,079
Lenovo Group, Ltd. (b)	4,219,703	2,603,614
Maanshan Iron & Steel (b)	2,062,971	1,288,825
Mindray Medical International, Ltd. ADR (b)	23,064	682,002
NetEase.com ADR (a)	76,625	3,022,090
PetroChina Co., Ltd. (b)	9,873,379	11,484,518
Ping An Insurance Group Co. of China, Ltd.	700,364	7,145,099
Samling Global, Ltd.	4,420,707	353,055
Semiconductor Manufacturing International Corp. (a)	15,468,837	1,115,848
Shanghai Electric Group Co., Ltd. (b)	3,731,179	2,071,489
SINA Corp. (a)(b)	30,827	1,559,230
Sinopec Shanghai Petrochemical Co., Ltd. (b)	2,709,252	1,116,757
Sohu.com, Inc. (a)	7,952	458,194
Suntech Power Holdings Co., Ltd. ADR (a)(b)	58,780	566,639
Tencent Holdings, Ltd.	440,794	9,629,877
Tingyi Cayman Islands Holding Corp. (b)	1,364,383	3,761,052
Yanzhou Coal Mining Co., Ltd.	1,538,882	3,774,257
Zijin Mining Group Co., Ltd. (b)	2,239,790	1,904,191

		197,964,511

HONG KONG — 7.8%
Agile Property Holdings, Ltd. (b)	2,558,088	2,899,729
China Merchants Holdings International Co., Ltd. (b)	712,238	2,587,221
China Mobile, Ltd.	2,138,636	21,887,189
China Overseas Land & Investment, Ltd. (b)	2,063,084	4,363,644
China Resources Enterprise, Ltd. (b)	854,746	3,870,095
China Unicom (Hong Kong), Ltd. (b)	1,898,172	2,777,622
CNOOC, Ltd.	8,050,470	15,596,541
COSCO Pacific, Ltd.	1,038,143	1,561,922

		55,543,963

INDIA — 20.0%
Anant Raj Industries, Ltd.	131,196	409,486
Apollo Hospitals Enterprise, Ltd.	293,048	2,973,849
Axis Bank, Ltd.	53,276	1,815,960
Bharat Heavy Electricals, Ltd.	95,463	5,281,429
Bharti Airtel, Ltd.	880,630	7,158,120
Cipla, Ltd.	387,636	2,773,450
Godrej Industries, Ltd.	41,824	200,115
Gujarat Mineral Development Corp., Ltd.	98,534	287,697
HDFC Bank, Ltd.	125,274	6,936,279
Hero Honda Motors, Ltd.	140,665	5,853,868
Hindustan Construction Co.	82,066	107,479
Hindustan Unilever, Ltd.	704,474	4,831,060
Hindustan Zinc, Ltd.	82,178	1,975,491
Housing Development & Infrastructure, Ltd. (a)	22,959	132,205
Housing Development Finance Corp., Ltd.	596,482	9,680,969
ICICI Bank, Ltd.	268	6,668
ICICI Bank, Ltd. ADR	119,831	5,973,575
Idea Cellular, Ltd. (a)	1,079,052	1,780,610
IFCI, Ltd.	19,680	26,716
India Infoline, Ltd.	246,288	633,328
Indiabulls Financial Services, Ltd.	197,826	621,412
Indiabulls Real Estate, Ltd. (a)	37,859	146,094
Indiabulls Securities, Ltd.	222,529	135,444
Indian Hotels Co., Ltd.	1,266,559	2,787,642
Infosys Technologies, Ltd. ADR (b)	190,577	12,827,738
ITC, Ltd. GDR	450,690	1,800,507
IVRCL Infrastructures & Projects, Ltd.	93,205	332,497
JAI Corp., Ltd.	41,683	232,928
Jaiprakash Associates, Ltd.	46,936	126,179
Jindal Steel & Power, Ltd.	53,438	842,569
KEC International, Ltd.	7,239	80,864
Lanco Infratech, Ltd. (a)	437,345	695,898
Larsen & Toubro, Ltd. GDR	145,223	6,607,646

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Mahindra & Mahindra, Ltd.	238,112	$3,670,109
Mercator Lines, Ltd.	504,034	628,710
Oil & Natural Gas Corp., Ltd.	181,255	5,642,361
Patel Engineering, Ltd.	12,029	100,253
Reliance Capital, Ltd.	74,353	1,289,326
Reliance Communications, Ltd.	439,208	1,642,570
Reliance Industries, Ltd. GDR (c)	328,678	14,659,039
Reliance Infrastructure, Ltd.	158,320	3,755,850
Satyam Computer Services, Ltd. ADR (a)(b)	129,350	503,171
Siemens India, Ltd.	163,313	2,999,493
State Bank of India	26,889	1,926,840
Steel Authority of India, Ltd.	498,921	2,265,047
Sterlite Industries India, Ltd.	384,667	1,424,043
Suzlon Energy, Ltd. (a)	297,453	349,516
Tata Consultancy Services, Ltd.	198,191	4,057,766
Tata Motors, Ltd.	186,135	4,535,215
Unitech, Ltd.	291,587	572,337
United Spirits, Ltd.	23,992	840,935
Wipro, Ltd. ADR (b)	253,203	3,661,315
Zee Entertainment Enterprises, Ltd.	272,200	1,830,013

		142,429,681

INDONESIA — 4.4%
Astra International Tbk PT	1,533,720	9,743,633
Bakrieland Development Tbk PT	7,249,000	125,081
Bank Central Asia Tbk PT	9,486,296	7,121,365
Bank Rakyat Indonesia Tbk PT	4,524,148	5,069,073
Bumi Resources Tbk PT	7,855,964	1,870,468
Indosat Tbk PT	1,405,248	865,979
Perusahaan Gas Negara Tbk PT	6,696,140	2,888,531
Telekomunikasi Indonesia Tbk PT	3,503,594	3,611,548

		31,295,678

MALAYSIA — 5.8%
Alliance Financial Group Bhd	3,047,100	3,050,061
Bintulu Port Holdings Bhd	1,057,906	2,254,947
Bursa Malaysia Bhd	828,707	2,182,503
Carlsberg Brewery Malay Bhd	1,783,003	2,991,887
Ecm Libra Financial Group Bhd	6,613,028	1,488,842
Genting Bhd	1,710,200	5,495,686
IJM Corp. Bhd	1,871,040	3,145,675
IOI Corp. Bhd	2,306,396	4,086,811
Landmarks Bhd	2,128,800	910,274
Lingkaran Trans Kota Holdings Bhd	3,860,500	4,251,927
Malaysian Airline System Bhd (a)	3,326,866	2,511,046
Naim Holdings Bhd	2,306,413	2,629,924
OSK Holdings Bhd	3,007,825	1,315,375
OSK Ventures International Bhd (a)	387,864	55,912
Star Publications Malaysia Bhd	118,400	138,076
Tan Chong Motor Holdings Bhd	917,900	1,772,168
Uchi Technologies Bhd	2,927,800	1,299,348
Wah Seong Corp Bhd	2,255,606	1,578,267
Zelan Bhd (a)	2,313,700	513,406

		41,672,135

PHILIPPINES — 1.7%
Ayala Land, Inc.	9,654,158	3,871,783
First Gen Corp. (a)	9,012,843	2,719,153
First Philippine Holdings Corp.	1,747,563	2,743,696
Philippine Long Distance Telephone Co.	49,594	2,956,315

		12,290,947

TAIWAN — 28.1%
Acer, Inc.	1,476,456	3,752,400
Advanced Semiconductor Engineering, Inc.	3,408,656	2,754,943
Asia Cement Corp.	2,092,747	2,133,508
Asustek Computer, Inc.	275,310	1,973,959
AU Optronics Corp. ADR (a)(b)	378,822	3,962,478
Catcher Technology Co., Ltd.	549,539	1,266,482
Cathay Financial Holding Co., Ltd.	2,524,995	3,859,242
Chang Hwa Commercial Bank	4,758,000	3,183,016
Chimei Innolux Corp. (a)	341,643	464,761
China Development Financial Holding Corp.	7,077,168	2,052,371
China Steel Chemical Corp.	1,897,877	6,560,847
China Steel Corp.	4,302,417	4,448,188
Chinatrust Financial Holding Co., Ltd.	5,030,437	3,172,050
Chunghwa Picture Tubes, Ltd. (a)	2,892,368	417,540
Chunghwa Telecom Co., Ltd.	1,536,086	3,441,769
Compal Electronics, Inc.	3,119,431	3,729,358
Delta Electronics, Inc.	960,893	4,013,781
Epistar Corp.	431,170	1,363,558
Everlight Electronics Co., Ltd.	349,996	984,737
Far Eastern New Century Corp.	2,955,940	4,068,480
First Financial Holding Co., Ltd	3,521,540	2,333,303
Formosa Chemicals & Fibre Corp.	1,607,390	3,884,511
Formosa Plastics Corp.	2,368,940	5,815,908
Foxconn Technology Co., Ltd.	670,752	2,125,520
Fubon Financial Holding Co., Ltd.	3,284,849	4,042,778
High Tech Computer Corp.	389,296	8,834,751
Hon Hai Precision Industry Co., Ltd.	3,067,732	11,537,811
Hua Nan Financial Holdings Co., Ltd.	3,252,626	2,113,481
King Yuan Electronics Co., Ltd. (a)	4,331,898	1,962,017
Largan Precision Co., Ltd.	88,710	1,689,498
Lite-On Technology Corp.	1,325,050	1,671,078
Macronix International Co., Ltd.	3,073,411	1,913,411
MediaTek, Inc.	501,219	7,043,040
Mega Financial Holding Co., Ltd.	3,956,000	2,659,155
Motech Industries, Inc.	196,354	732,207
Nan Ya Plastics Corp.	2,414,960	5,287,303
Novatek Microelectronics Corp., Ltd.	341,062	966,150
Pegatron Corp. (a)	700,630	916,113
Polaris Securities Co., Ltd.	9,749,150	4,836,894
Powerchip Semiconductor Corp. (a)	3,186,555	882,278
Powertech Technology, Inc.	741,744	2,386,098
ProMOS Technologies, Inc. (a)	3,431,000	168,027
Quanta Computer, Inc.	2,083,194	3,380,694
Realtek Semiconductor Corp.	684,527	1,581,961
Shin Kong Financial Holding Co., Ltd. (a)	4,487,926	1,608,910
Siliconware Precision Industries Co.	1,629,745	1,711,046
SinoPac Financial Holdings Co., Ltd.	5,064,000	1,896,477
Tainan Enterprises Co., Ltd.	4,098,567	5,995,375
Taishin Financial Holdings Co., Ltd. (a)	4,826,341	2,162,789
Taiwan Cement Corp.	2,406,322	2,572,577
Taiwan Fu Hsing Industrial Co., Ltd.	3,256,000	2,084,407

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,832,197	$18,578,478
Tatung Co., Ltd. (a)	3,643,000	718,304
Tripod Technology Corp.	781,839	2,990,566
Uni-President Enterprises Corp.	2,797,543	3,631,079
United Integrated Services Co., Ltd.	2,413,000	3,209,198
United Microelectronics Corp. ADR (b)	1,290,338	3,587,140
Via Technologies, Inc. (a)	702,981	573,789
Walsin Lihwa Corp. (a)	8,549,000	5,089,749
Wistron Corp.	1,373,979	2,506,820
Yageo Corp. (a)	6,914,000	2,976,595
Yuanta Financial Holding Co., Ltd.	2,755,000	1,675,496

		199,936,250

THAILAND — 3.5%
Advanced Info Service PCL	973,323	3,046,645
Bangkok Expressway PCL	3,694,165	2,276,141
Electricity Generating PCL (Foreign ownership limit)	938,196	2,874,867
IRPC PCL	6,274,539	860,036
Kasikornbank PCL	1,368,098	5,274,052
PTT Exploration & Production PCL	818,905	4,155,235
PTT PCL	521,836	5,089,405
Thai Oil PCL	980,591	1,704,322

		25,280,703

TOTAL COMMON STOCKS —
(Cost $583,201,562)		706,413,868

PREFERRED STOCK — 0.0% (d)
MALAYSIA — 0.0% (d)
Malaysian Airline System Bhd, 30.00% (Cost $1,144)	5,292	1,423

WARRANTS — 0.0% (d)
MALAYSIA — 0.0% (d)
IJM Land Bhd (expiring 9/11/13) (a) (Cost $0)	27,580	9,292

SHORT TERM INVESTMENTS — 6.4%
UNITED STATES — 6.4%
MONEY MARKET FUNDS — 6.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	39,876,959	39,876,959
State Street Institutional Liquid Reserves Fund 0.26% (f)(g)	5,262,887	5,262,887

TOTAL SHORT TERM INVESTMENTS —
(Cost $45,139,846)		45,139,846

TOTAL INVESTMENTS — 105.5%
(Cost $628,342,552)		751,564,429
OTHER ASSETS AND LIABILITIES — (5.5)%		(38,956,365)

NET ASSETS — 100.0%		$712,608,064

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at September 30, 2010.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 2.1% of net assets as of September 30, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 98.2%
RUSSIA — 98.2%
CHEMICALS — 1.7%
Uralkali GDR	4,716	$103,516

COMMERCIAL BANKS — 11.6%
Sberbank GDR	1,749	537,240
VTB Bank OJSC GDR	27,809	160,041

		697,281

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.1%
Comstar United Telesystems GDR (a)	10,117	65,254
Rostelecom ADR	2,299	60,250
Vimpel-Communications ADR (a)	7,968	118,325

		243,829

ELECTRIC UTILITIES — 3.4%
RusHydro ADR (a)	40,164	206,845

ENERGY EQUIPMENT & SERVICES — 0.9%
Integra Group Holdings GDR (a)	7,039	18,301
OAO TMK GDR (a)	2,038	35,156

		53,457

FOOD & STAPLES RETAILING — 6.4%
OJSC Magnit GDR	10,971	276,469
X5 Retail Group N.V. GDR (a)	2,694	107,760

		384,229

FOOD PRODUCTS — 2.0%
Wimm-Bill-Dann Foods OJSC ADR	5,284	119,524

HOUSEHOLD DURABLES — 0.4%
PIK Group GDR (a)	6,307	23,651

MEDIA — 0.9%
CTC Media, Inc.	2,471	54,214

METALS & MINING — 16.0%
Evraz Group SA GDR (a)	3,364	100,415
JSC MMC Norilsk Nickel ADR	20,682	352,628
Magnitogorsk Iron & Steel Works GDR	4,256	55,200
Mechel OAO ADR	3,860	96,114
Novolipetsk Steel GDR	1,922	69,192
Polymetal GDR (a)	6,307	97,128
Polyus Gold Co. ADR	3,988	103,489
Severstal GDR (a)	5,617	83,132

		957,298

OIL, GAS & CONSUMABLE FUELS — 41.1%
Gazprom Neft ADR	5,037	95,955
LUKOIL ADR	9,424	535,283
OAO Gazprom ADR	44,147	926,645
OAO NOVATEK GDR	2,244	192,760
Rosneft Oil Co. GDR	34,211	228,187
Surgutneftegaz ADR	16,751	160,475
Surgutneftegaz ADR Preference Shares	14,578	68,225
Tatneft ADR	8,363	261,678

		2,469,208

PHARMACEUTICALS — 1.1%
Pharmstandard GDR (a)	3,067	68,548

WIRELESS TELECOMMUNICATION SERVICES — 8.6%
JSFC Sistema GDR	4,708	127,116
OJSC Mobile TeleSystems ADR	18,248	387,405

		514,521

TOTAL COMMON STOCKS —
(Cost $5,848,503)		5,896,121

SHORT TERM INVESTMENT — 0.5%
UNITED STATES — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Liquid Reserves Fund 0.26% (b)(c) (Cost $27,492)	27,492	27,492

TOTAL INVESTMENTS — 98.7%
(Cost $5,875,995)		5,923,613
OTHER ASSETS AND LIABILITIES — 1.3%		79,312

NET ASSETS — 100.0%		$6,002,925

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.6%
CHINA — 99.6%
AIRLINES — 0.7%
Air China, Ltd. (a)	2,384,000	$3,292,003
China Eastern Airlines Corp., Ltd. (a)	2,340,000	1,428,741

		4,720,744

AUTO COMPONENTS — 0.2%
Minth Group, Ltd.	532,000	1,060,820

AUTOMOBILES — 2.5%
AviChina Industry & Technology Co. (a)(b)	1,504,000	745,878
Brilliance China Automotive Holdings, Ltd. (a)(b)	4,082,000	3,039,206
Byd Co., Ltd. (b)	486,000	3,903,300
Dongfeng Motor Group Co., Ltd. (b)	3,062,300	6,264,082
Guangzhou Automobile Group Co., Ltd.	1,774,637	3,054,044

		17,006,510

BEVERAGES — 0.4%
Tsingtao Brewery Co., Ltd. (b)	530,000	3,051,706

CHEMICALS — 0.8%
China Bluechemical, Ltd.	2,840,000	2,063,273
Fufeng Group, Ltd.	706,000	501,090
Sinopec Shanghai Petrochemical Co., Ltd.	3,696,000	1,523,495
Yingde Gases (a)	1,144,000	1,080,163

		5,168,021

COMMERCIAL BANKS — 20.1%
Agricultural Bank of China, Ltd. (a)	10,788,000	5,586,325
Bank of China, Ltd.	51,931,000	27,225,779
Bank of Communications Co., Ltd.	5,042,750	5,449,901
China CITIC Bank	5,064,393	3,229,177
China Construction Bank Corp.	54,859,900	48,053,293
China Merchants Bank Co., Ltd. (b)	3,924,760	10,111,191
China Minsheng Banking Corp., Ltd. (b)	2,975,500	2,663,815
Industrial & Commercial Bank of China (b)	45,184,000	33,641,220

		135,960,701

COMMERCIAL SERVICES & SUPPLIES — 0.0% (c)
Bio-Treat Technology, Ltd. (a)	15	1

COMMUNICATIONS EQUIPMENT — 0.8%
AAC Acoustic Technology Holdings, Inc.	1,072,000	2,336,439
China All Access Holdings, Ltd.	2,412,000	515,756
ZTE Corp. (b)	715,466	2,847,782

		5,699,977

COMPUTERS & PERIPHERALS — 0.6%
Lenovo Group, Ltd. (b)	5,122,000	3,160,343
TPV Technology, Ltd.	1,382,000	907,899

		4,068,242

CONSTRUCTION & ENGINEERING — 2.2%
China Communications Construction Co., Ltd.	4,941,394	4,697,481
China Railway Construction Corp. (b)	2,780,000	3,738,561
China Railway Group, Ltd. (b)	5,295,000	4,146,950
Metallurgical Corp. of China, Ltd. (a)	4,708,000	2,450,062

		15,033,054

CONSTRUCTION MATERIALS — 1.3%
Anhui Conch Cement Co., Ltd.	1,058,000	4,804,011
China National Building Material Co., Ltd.	1,250,000	2,927,272
China Shanshui Cement Group, Ltd.	1,338,000	820,394

		8,551,677

DIVERSIFIED CONSUMER SERVICES — 0.5%
New Oriental Education & Technology Group, Inc. ADR (a)(b)	33,089	3,228,825

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
China Telecom Corp., Ltd.	14,970,000	8,214,680
China Unicom (Hong Kong), Ltd. (b)	4,866,492	7,121,206

		15,335,886

ELECTRICAL EQUIPMENT — 0.9%
China BAK Battery, Inc. (a)	10	18
China High Speed Transmission Equipment Group Co., Ltd. (b)	984,000	2,134,501
Shanghai Electric Group Co., Ltd.	4,988,000	2,769,255
Zhuzhou CSR Times Electric Co., Ltd.	361,000	1,157,886

		6,061,660

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Catic Shenzhen Holdings, Ltd. (a)	1,584,000	769,230
Digital China Holdings, Ltd.	715,000	1,245,208
Kingboard Chemical Holdings, Ltd.	799,500	4,047,345

		6,061,783

ENERGY EQUIPMENT & SERVICES — 0.5%
China Oilfield Services, Ltd.	2,129,900	3,330,712

FOOD & STAPLES RETAILING — 0.9%
China Resources Enterprise, Ltd.	1,404,000	6,356,992

FOOD PRODUCTS — 4.1%
Chaoda Modern Agriculture Holdings, Ltd. (b)	2,508,254	2,077,503
China Agri-Industries Holdings, Ltd. (b)	1,090,000	1,544,466
China Mengniu Dairy Co., Ltd.	1,598,000	4,940,231
China Milk Products Group, Ltd. (a)(d)	15,000	0
China Yurun Food Group, Ltd. (b)	1,070,000	3,969,497
Tingyi Cayman Islands Holding Corp. (b)	2,494,000	6,874,949
Want Want China Holdings, Ltd. (b)	8,991,000	8,338,726

		27,745,372

GAS UTILITIES — 0.3%
China Resources Gas Group, Ltd.	1,232,000	1,812,325

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Mindray Medical International, Ltd. ADR	77,183	2,282,301
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	704,000	2,004,122

		4,286,423

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Sinopharm Group Co.	505,200	$2,085,694

HOTELS, RESTAURANTS & LEISURE — 1.4%
China Travel International Investment Hong Kong, Ltd. (a)	3,698,000	871,721
Ctrip.com International, Ltd. ADR (a)	131,381	6,273,443
Home Inns & Hotels Management, Inc. ADR (a)	23,641	1,168,811
Shanghai Jin Jiang International Hotels Group Co., Ltd.	4,946,000	1,235,990

		9,549,965

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.5%
China Longyuan Power Group Corp. (a)(b)	1,548,000	1,535,398
China Resources Power Holdings Co., Ltd. (b)	1,784,000	3,833,100
Datang International Power Generation Co., Ltd. (b)	4,944,000	2,063,396
Huaneng Power International, Inc. (b)	4,946,000	3,077,234

		10,509,128

INDUSTRIAL CONGLOMERATES — 1.8%
Beijing Enterprises Holdings, Ltd. (b)	668,500	4,753,349
Citic Pacific, Ltd.	1,564,000	3,565,901
Shanghai Industrial Holdings, Ltd.	800,000	4,039,571

		12,358,821

INSURANCE — 7.1%
China Life Insurance Co., Ltd.	7,013,000	27,688,125
China Taiping Insurance Holdings Co., Ltd. (a)	841,000	2,822,038
PICC Property & Casualty Co., Ltd. (a)(b)	2,501,600	3,383,502
Ping An Insurance Group Co. of China, Ltd.	1,376,800	14,046,084

		47,939,749

INTERNET SOFTWARE & SERVICES — 8.0%
Alibaba.com, Ltd. (a)(b)	1,369,500	2,850,773
Baidu, Inc. ADR (a)	253,505	26,014,683
NetEase.com ADR (a)	77,138	3,042,323
SINA Corp. (a)(b)	58,908	2,979,566
Sohu.com, Inc. (a)	39,622	2,283,020
Tencent Holdings, Ltd. (b)	790,500	17,269,786

		54,440,151

IT SERVICES — 0.2%
Travelsky Technology, Ltd.	1,315,000	1,326,315

MACHINERY — 1.3%
China Infrastructure Machinery Holdings, Ltd.	1,116,000	1,127,040
China National Materials Co., Ltd.	1,038,000	863,752
Weichai Power Co., Ltd.	355,300	3,752,911
Yangzijiang Shipbuilding Holdings, Ltd. (b)	2,235,000	2,990,535

		8,734,238

MARINE — 1.2%
China COSCO Holdings Co., Ltd. (a)	3,038,175	3,432,192
China Shipping Container Lines Co., Ltd. (a)(b)	6,028,500	2,220,928
China Shipping Development Co., Ltd.	1,745,800	2,401,735

		8,054,855

MEDIA — 0.4%
Focus Media Holding, Ltd. ADR (a)(b)	117,124	2,846,113

METALS & MINING — 3.0%
Aluminum Corp. of China, Ltd. (a)(b)	4,818,000	4,542,941
Angang Steel Co., Ltd. (b)	1,411,720	2,265,822
China Molybdenum Co., Ltd.	1,343,000	963,586
Hidili Industry International Development, Ltd. (b)	606,000	594,822
Jiangxi Copper Co., Ltd.	1,873,000	4,743,299
Maanshan Iron & Steel (b)	2,872,000	1,794,260
Zhaojin Mining Industry Co., Ltd. (b)	448,500	1,380,764
Zijin Mining Group Co., Ltd.	4,426,500	3,763,255

		20,048,749

MULTILINE RETAIL — 0.8%
Golden Eagle Retail Group, Ltd.	977,000	2,768,704
Parkson Retail Group, Ltd. (b)	1,431,000	2,488,471

		5,257,175

OIL, GAS & CONSUMABLE FUELS — 13.7%
China Coal Energy Co.	3,885,013	6,425,645
China Petroleum & Chemical Corp. (b)	16,338,500	14,479,710
China Shenhua Energy Co., Ltd.	3,151,200	13,029,874
CNOOC, Ltd. (b)	14,113,600	27,342,918
Kunlun Energy Co., Ltd.	2,837,400	3,662,246
PetroChina Co., Ltd. (b)	19,883,200	23,127,743
Yanzhou Coal Mining Co., Ltd. (b)	1,951,900	4,787,224

		92,855,360

PAPER & FOREST PRODUCTS — 0.7%
Lee & Man Paper Manufacturing, Ltd.	2,239,000	1,975,622
Nine Dragons Paper Holdings, Ltd.	1,610,000	2,787,304

		4,762,926

PHARMACEUTICALS — 0.2%
WuXi PharmaTech Cayman, Inc. ADR (a)(b)	61,557	1,056,318

REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.2%
Agile Property Holdings, Ltd. (b)	2,106,000	2,387,263
China Overseas Land & Investment, Ltd. (b)	4,273,680	9,039,291
China Resources Land, Ltd. (b)	1,768,000	3,593,755
China South City Holdings, Ltd.	6,200,000	958,368
Country Garden Holdings Co. (b)	7,618,058	2,482,699
E-House China Holdings, Ltd. (b)	38,258	721,928
Evergrande Real Estate Group, Ltd.	3,441,000	1,161,302
Guangzhou R&F Properties Co., Ltd. (b)	1,456,000	2,044,311
Poly Hong Kong Investments, Ltd.	1,153,000	1,235,697
Renhe Commercial Holdings Co., Ltd. (b)	11,908,000	2,224,160
Shimao Property Holdings, Ltd. (b)	1,688,000	2,804,926
Sino-Ocean Land Holdings, Ltd. (b)	3,822,000	2,653,620
Yanlord Land Group, Ltd.	1,422,000	1,891,892

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Yuexiu Property Co., Ltd. (a)(b)	5,690,000	$1,407,255
Yuzhou Properties Co.	1,746,000	553,272

		35,159,739

ROAD & RAIL — 0.1%
Guangshen Railway Co., Ltd. (b)	2,630,000	979,068

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Actions Semiconductor Co., Ltd. ADR (a)(b)	5,000	10,150
Semiconductor Manufacturing International Corp. (a)	20,619,000	1,487,356
Suntech Power Holdings Co., Ltd. ADR (a)(b)	140,792	1,357,235

		2,854,741

SOFTWARE — 0.2%
Shanda Interactive Entertainment, Ltd. ADR (a)(b)	38,449	1,505,278

SPECIALTY RETAIL — 0.5%
Hengdeli Holdings, Ltd. (b)	3,791,360	1,753,269
Zhongsheng Group Holdings, Ltd. (a)	557,000	1,343,137

		3,096,406

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Anta Sports Products, Ltd.	518,000	1,199,717
China Dongxiang Group Co.	4,353,000	2,500,822
Li Ning Co., Ltd. (b)	1,071,000	3,248,924
Ports Design, Ltd. (b)	490,500	1,355,269

		8,304,732

TRANSPORTATION INFRASTRUCTURE — 2.4%
Anhui Expressway Co., Ltd. (b)	1,758,000	1,177,556
Beijing Capital International Airport Co., Ltd. (b)	2,696,000	1,416,900
China Merchants Holdings International Co., Ltd. (b)	1,242,682	4,514,071
COSCO Pacific, Ltd.	1,600,083	2,407,380
GZI Transportation, Ltd.	217	116
Jiangsu Expressway Co. (b)	2,488,000	2,605,554
Shenzhen Expressway Co., Ltd.	2,488,000	1,301,175
Zhejiang Expressway Co., Ltd.	2,844,000	2,681,636

		16,104,388

WATER UTILITIES — 0.3%
Guangdong Investment, Ltd.	4,056,000	2,115,983

WIRELESS TELECOMMUNICATION SERVICES — 7.1%
China Mobile, Ltd.	4,704,900	48,150,802

TOTAL COMMON STOCKS —
(Cost $564,897,182)		674,638,125

WARRANTS(c) — 0.0%
CHINA(c) — 0.0%
Kingboard Chemical Holdings, Ltd. (expiring 10/31/12) (a) (Cost $0)	74,400	46,385

SHORT TERM INVESTMENTS — 12.1%
UNITED STATES — 12.1%
MONEY MARKET FUNDS — 12.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	81,587,164	81,587,164
State Street Institutional Liquid Reserves Fund 0.26% (f)(g)	581,308	581,308

TOTAL SHORT TERM INVESTMENTS —
(Cost $82,168,472)		82,168,472

TOTAL INVESTMENTS — 111.7%
(Cost $647,065,654)		756,852,982
OTHER ASSETS AND LIABILITIES — (11.7)%		(79,173,022)

NET ASSETS — 100.0%		$677,679,960

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at September 30, 2010.
(c)	Amount represents less than 0.05% of net assets.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (Note 2)
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 94.1%
BRAZIL — 16.0%
All America Latina Logistica SA	10,800	$109,071
Banco Bradesco SA ADR (a)	128,193	2,612,573
Banco do Brasil SA	26,305	498,867
BM&FBOVESPA SA	57,224	477,936
BR Malls Participacoes SA	30,408	253,789
Bradespar SA Preference Shares	21,490	513,720
Brasil Brokers Participacoes SA	8,341	36,925
Brasil Telecom SA ADR (a)(b)	5,262	45,358
Brasil Telecom SA Preference Shares ADR (a)(b)	9,277	184,148
Braskem SA Preference Shares ADR (a)(b)	8,877	182,245
BRF — Brasil Foods SA ADR (a)	24,260	376,758
Centrais Eletricas Brasileiras SA ADR (a)	28,427	359,909
Cia Hering	700	30,079
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (a)	5,619	387,823
Companhia de Bebidas das Americas Preference Shares ADR (a)	14,700	1,819,566
Companhia de Saneamento Basico do Estado de Sao Paulo	11,278	252,294
Companhia Energetica de Minas Gerais ADR (a)	34,389	563,636
Companhia Siderurgica Nacional SA ADR (a)	72,706	1,284,715
Cosan SA Industria e Comercio	8,499	126,115
Cyrela Brazil Realty SA	23,953	338,611
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,247	16,963
Diagnosticos da America SA	9,800	118,003
Duratex SA	12,115	131,218
Empresa Brasileira de Aeronautica SA	36,577	254,972
Fibria Celulose SA ADR (a)(b)	13,985	241,801
Gafisa SA	5,807	44,730
Gerdau SA ADR (a)	54,143	736,886
Hypermarcas SA (b)	2,217	34,403
Investimentos Itau SA	39,422	299,469
Investimentos Itau SA Preference Shares	206,505	1,574,811
Itau Unibanco Holding SA Preference Shares ADR	155,193	3,752,567
LLX Logistica SA (b)	4,118	22,508
Lojas Americanas SA Preference Shares	21,052	192,353
Lojas Renner SA	15,496	530,406
Metalurgica Gerdau SA Preference Shares	26,693	430,441
MMX Mineracao e Metalicos SA (b)	9,994	75,684
MRV Engenharia e Participacoes SA	4,646	44,041
Natura Cosmeticos SA	13,089	351,523
OGX Petroleo e Gas Participacoes SA (b)	29,700	386,545
PDG Realty SA Empreendimentos e Participacoes	15,415	183,339
Petroleo Brasileiro SA ADR (a)	98,422	3,230,210
Petroleo Brasileiro SA ADR (a)	71,539	2,594,720
Redecard SA	4,012	62,162
Souza Cruz SA	8,642	431,335
Tam SA ADR (a)	6,761	155,976
Tim Participacoes SA ADR	6,698	220,967
Tractebel Energia SA ADR (a)	11,409	168,853
Usinas Siderurgicas de Minas Gerais SA ADR (a)	21,272	569,530
Vale SA ADR	90,355	2,825,401
Vale SA ADR Preference Shares (a)	136,994	3,801,583
Vivo Participacoes SA ADR (a)	5,914	160,683
Vivo Participacoes SA Preference Shares	13,977	381,146
Weg SA	21,241	231,943

		34,711,310

CHILE — 2.3%
Antarchile SA	15,223	336,784
Cementos Bio-Bio SA	71,465	209,869
Companhia General de Electricidad	34,268	232,614
Cuprum AFP	5,040	248,245
Empresa Nacional de Electricidad SA ADR	8,372	452,339
Empresas COPEC SA	35,051	657,569
Enersis SA ADR	20,455	480,897
Lan Airlines SA ADR (a)	13,478	396,792
Parque Arauco SA	196,001	383,322
SACI Falabella	106,237	1,034,667
Vina Concha y Toro SA ADR (a)	5,490	263,081
Vina San Pedro SA	24,524,385	228,393

		4,924,572

CHINA — 14.0%
AAC Acoustic Technology Holdings, Inc.	124,000	270,260
Air China, Ltd. (b)	186,000	256,843
Aluminum Corp. of China, Ltd. (a)(b)	310,000	292,302
Angang Steel Co., Ltd. (a)	64,640	103,748
Anhui Conch Cement Co., Ltd.	124,000	563,041
Baidu, Inc. ADR (b)	19,378	1,988,570
Bank of China, Ltd.	1,540,000	807,373
Bank of Communications Co., Ltd. (a)	450,150	486,495
Beijing Capital International Airport Co., Ltd.	186,000	97,754
Brilliance China Automotive Holdings, Ltd. (a)(b)	138,000	102,746
Byd Co., Ltd. (a)	8,000	64,252
China CITIC Bank	347,000	221,255
China Coal Energy Co.	310,000	512,727
China Communications Construction Co., Ltd.	284,000	269,981
China Construction Bank Corp.	2,324,000	2,035,655
China COSCO Holdings Co., Ltd. (b)	223,925	252,966
China High Speed Transmission Equipment Group Co., Ltd.	48,000	104,122
China Life Insurance Co., Ltd.	531,000	2,096,449
China Mengniu Dairy Co., Ltd.	93,000	287,510
China Merchants Bank Co., Ltd. (a)	268,145	690,810
China National Building Material Co., Ltd.	26,000	60,887

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

China National Materials Co., Ltd.	55,000	$45,767
China Oilfield Services, Ltd.	248,000	387,819
China Petroleum & Chemical Corp.	1,216,000	1,077,659
China Railway Construction Corp.	155,000	208,445
China Railway Group, Ltd.	279,000	218,508
China Shenhua Energy Co., Ltd.	248,000	1,025,453
China Shipping Container Lines Co., Ltd. (b)	500,350	184,331
China Shipping Development Co., Ltd.	124,000	170,589
China Telecom Corp., Ltd.	1,118,000	613,494
China Wireless Technologies, Ltd.	60,000	27,901
China Yurun Food Group, Ltd.	12,000	44,518
Chongqing Machinery & Electric Co., Ltd.	44,000	13,546
Ctrip.com International, Ltd. ADR (b)	12,634	603,273
Datang International Power Generation Co., Ltd. (a)	372,000	155,256
Dongfang Electric Corp., Ltd. (a)	12,400	58,221
Dongfeng Motor Group Co., Ltd.	310,000	634,120
First Tractor Co., Ltd.	16,000	12,531
Focus Media Holding, Ltd. ADR (a)(b)	7,042	171,121
Great Wall Motor Co., Ltd. (a)	20,000	54,101
Guangshen Railway Co., Ltd. (a)	248,000	92,323
Guangzhou Automobile Group Co., Ltd.	152,636	262,677
Guangzhou R&F Properties Co., Ltd. (a)	111,600	156,693
Harbin Power Equipment Co., Ltd.	62,000	77,069
Huadian Power International Co.	372,000	92,962
Huaneng Power International, Inc.	310,000	192,871
Industrial & Commercial Bank of China	2,811,000	2,092,897
Jiangsu Expressway Co.	188,000	196,883
Jiangxi Copper Co., Ltd.	64,000	162,077
Kunlun Energy Co., Ltd.	310,000	400,119
Lenovo Group, Ltd. (a)	434,000	267,784
Li Ning Co., Ltd. (a)	62,000	188,080
Maanshan Iron & Steel (a)	186,000	116,202
NetEase.com ADR (b)	7,449	293,789
Nine Dragons Paper Holdings, Ltd.	93,000	161,006
Parkson Retail Group, Ltd. (a)	77,134	134,134
PetroChina Co., Ltd.	1,364,000	1,586,578
PICC Property & Casualty Co., Ltd. (a)(b)	248,000	335,429
Pine Agritech, Ltd. (b)	251,000	38,165
Ping An Insurance Group Co. of China, Ltd.	87,000	887,572
Semiconductor Manufacturing International Corp. (b)	1,054,000	76,031
Shandong Weigao Group Medical Polymer Co., Ltd.	40,000	113,871
Shanghai Electric Group Co., Ltd.	310,000	172,107
Shenzhen Expressway Co., Ltd.	248,000	129,699
SINA Corp. (a)(b)	3,582	181,178
Sinopec Shanghai Petrochemical Co., Ltd.	248,000	102,226
Sinotrans, Ltd.	310,000	83,857
Suntech Power Holdings Co., Ltd. ADR (a)(b)	6,066	58,476
Tencent Holdings, Ltd.	93,000	2,031,739
Tingyi Cayman Islands Holding Corp.	186,000	512,727
Travelsky Technology, Ltd.	155,000	156,334
Want Want China Holdings, Ltd. (a)	343,000	318,116
Weiqiao Textile Co.	78,000	63,901
Yanzhou Coal Mining Co., Ltd.	186,000	456,183
Zhejiang Expressway Co., Ltd.	248,000	233,842
Zhuzhou CSR Times Electric Co., Ltd.	21,000	67,356
Zijin Mining Group Co., Ltd.	250,000	212,541
ZTE Corp. (a)	67,928	270,375

		30,248,268

CZECH REPUBLIC — 0.5%
CEZ AS	13,030	585,049
Komercni Banka AS	1,372	300,086
Telefonica O2 Czech Republic AS	9,156	196,394
Unipetrol (b)	9,280	107,778

		1,189,307

EGYPT — 0.7%
Commercial International Bank Egypt SAE	71,861	536,465
Egyptian Co. for Mobile Services	5,727	181,980
Egyptian Financial Group-Hermes Holding	22,430	114,258
Egyptian Kuwait Holding Co.	32,707	53,312
Orascom Construction Industries	9,034	396,414
Orascom Telecom Holding SAE (b)	41,339	36,525
Orascom Telecom Holding SAE GDR (b)(c)	25,013	108,581
Orascom Telecom Holding SAE GDR (b)(c)	1,621	7,037
Orascom Telecom Holding SAE GDR (d)	980	4,254

		1,438,826

HONG KONG — 4.5%
Agile Property Holdings, Ltd. (a)	186,000	210,841
Chaoda Modern Agriculture Holdings, Ltd.	184,550	152,857
China Lilang, Ltd. (a)	25,000	41,864
China Merchants Holdings International Co., Ltd. (a)	63,998	232,474
China Mobile, Ltd.	336,500	3,443,802
China Overseas Land & Investment, Ltd.	251,200	531,315
China Power International Development, Ltd. (a)	310,000	68,683
China Resources Enterprise, Ltd.	62,000	280,722
China Resources Land, Ltd. (a)	124,000	252,051
China Resources Power Holdings Co., Ltd.	129,600	278,458
China Travel International Investment Hong Kong, Ltd. (b)	310,000	73,076
China Unicom (Hong Kong), Ltd. (a)	253,668	371,196
Citic Pacific, Ltd.	62,000	141,359
CNOOC, Ltd.	1,018,000	1,972,218

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Comba Telecom Systems Holdings, Ltd. (a)	30,800	$34,437
COSCO Pacific, Ltd.	124,691	187,602
Digital China Holdings, Ltd.	33,000	57,471
Guangdong Investment, Ltd.	250,000	130,423
GZI Transportation, Ltd.	25,258	13,535
Hengdeli Holdings, Ltd. (a)	744,000	344,054
Ju Teng International Holdings, Ltd.	38,000	19,090
Kingboard Chemical Holdings, Ltd.	46,500	235,399
Kingboard Laminates Holdings, Ltd.	40,000	40,602
KWG Property Holding, Ltd.	56,000	42,920
Ruinian International, Ltd.	21,000	17,583
Shimao Property Holdings, Ltd. (a)	93,000	154,537
Sino Biopharmaceutical	112,000	45,157
Sino-Ocean Land Holdings, Ltd.	205,500	142,679
Tianneng Power International, Ltd.	28,000	10,928
TPV Technology, Ltd.	66,000	43,358
VODone, Ltd. (a)	98,000	28,277
Wasion Group Holdings, Ltd.	18,000	13,796
Yuexiu Property Co., Ltd. (a)(b)	434,000	107,337

		9,720,101

HUNGARY — 0.7%
FHB Mortgage Bank NyRt (b)	21,210	124,609
MOL Hungarian Oil and Gas NyRt (a)(b)	4,352	457,539
OTP Bank NyRt (a)(b)	17,606	462,417
Richter Gedeon NyRt	1,500	348,058
Tiszai Vegyi Kominat NyRt (b)	2,190	36,869

		1,429,492

INDIA — 9.6%
Adani Enterprises, Ltd.	845	12,637
Ambuja Cements, Ltd.	13,957	43,671
Ambuja Cements, Ltd. GDR	17,217	54,354
Amtek Auto, Ltd.	6,863	25,201
Anant Raj Industries, Ltd.	47,196	147,307
Apollo Hospitals Enterprise, Ltd.	4,223	42,855
Ashok Leyland, Ltd.	12,670	20,471
Aurobindo Pharma, Ltd.	1,373	31,777
Bajaj Holdings & Investment, Ltd.	2,634	49,756
BF Investment, Ltd. (e)	7,339	32,423
BF Utilities, Ltd. (b)	10,841	256,676
Bharat Heavy Electricals, Ltd.	10,957	606,189
Bharti Airtel, Ltd.	107,166	871,089
Biocon, Ltd.	1,900	15,323
Cipla, Ltd.	37,391	267,524
Core Projects & Technologies, Ltd.	8,024	53,392
Coromandel International, Ltd.	1,373	18,761
Dish TV India, Ltd. (b)	9,819	12,215
Dr. Reddy’s Laboratories, Ltd. ADR (a)	11,590	373,430
Era Infra Engineering, Ltd.	2,851	14,618
Fortis Healthcare, Ltd. (b)	3,695	12,951
Gail India, Ltd.	41,145	434,479
Gammon India, Ltd.	2,534	12,209
Godrej Industries, Ltd.	20,098	96,163
Grasim Industries, Ltd.	400	19,765
Grasim Industries, Ltd. GDR	731	36,375
GTL, Ltd.	1,795	16,933
Gujarat NRE Coke, Ltd.	11,719	16,130
Havells India, Ltd.	633	11,284
HCL Technologies, Ltd.	10,517	99,330
HDFC Bank, Ltd.	15,149	838,783
Hero Honda Motors, Ltd.	11,967	498,015
Hindalco Industries, Ltd.	38,114	166,163
Hindustan Construction Co.	12,881	16,870
Hindustan Unilever, Ltd.	95,006	651,521
Housing Development & Infrastructure, Ltd. (b)	10,875	62,622
Housing Development Finance Corp., Ltd.	81,301	1,319,524
ICICI Bank, Ltd. ADR	17,995	897,051
India Infoline, Ltd.	147,238	378,621
Indiabulls Real Estate, Ltd. (b)	15,626	60,299
Indian Hotels Co., Ltd.	51,431	113,197
Infosys Technologies, Ltd. ADR (a)	31,331	2,108,890
Infrastructure Development Finance Co., Ltd.	4,646	21,196
IRB Infrastructure Developers, Ltd.	3,379	19,570
ITC, Ltd.	5,853	23,153
ITC, Ltd. GDR (c)(d)	44,342	175,949
ITC, Ltd. GDR (c)	400	1,540
ITC, Ltd. GDR (c)	5,222	20,862
IVRCL Infrastructures & Projects, Ltd.	13,198	47,082
JAI Corp., Ltd.	46,973	262,489
Jain Irrigation Systems, Ltd.	1,795	47,620
Jaiprakash Associates, Ltd.	48,250	129,712
Jet Airways India, Ltd. (b)	845	15,362
Jindal Steel & Power, Ltd.	4,434	69,912
JSW Steel, Ltd.	950	28,330
Lanco Infratech, Ltd. (b)	26,923	42,840
Larsen & Toubro, Ltd. GDR	12,824	583,492
Mahindra & Mahindra, Ltd. GDR	21,980	340,470
Maruti Suzuki India, Ltd.	9,026	289,250
Mercator Lines, Ltd.	124,654	155,488
Monnet Ispat, Ltd. (b)	4,740	54,330
MRF, Ltd.	106	20,735
Nagarjuna Construction Co., Ltd.	8,869	30,988
Oil & Natural Gas Corp., Ltd.	26,768	833,272
OnMobile Global, Ltd. (b)	1,373	10,627
Opto Circuits India, Ltd.	3,273	21,509
Patni Computer Systems, Ltd.	3,379	31,207
Punj Lloyd, Ltd.	9,608	26,984
Rajesh Exports, Ltd.	5,807	12,742
REI Agro, Ltd.	32,624	14,992
Reliance Capital, Ltd.	4,734	82,090
Reliance Communications, Ltd.	58,251	217,850
Reliance Industries, Ltd. GDR (d)	49,673	2,215,416
Reliance Infrastructure, Ltd.	13,918	330,179
Reliance MediaWorks, Ltd. (b)	43,133	202,538
Rolta India, Ltd.	4,434	15,985
Satyam Computer Services, Ltd. (b)	33,891	67,955
Sesa Goa, Ltd.	19,532	142,094
Siemens India, Ltd.	12,688	233,035
Sintex Industries, Ltd.	4,857	41,550
State Bank of India GDR	2,911	417,146
Sun TV Network, Ltd.	4,223	48,879

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Suzlon Energy, Ltd. (b)	259,101	$304,452
Tata Consultancy Services, Ltd.	25,806	528,353
Tata Motors, Ltd. ADR (a)	15,021	383,186
Tata Power Co., Ltd.	11,495	346,884
Tata Steel, Ltd.	20,176	292,751
Ultratech Cement, Ltd, GDR	323	15,276
Unitech, Ltd.	88,293	173,305
United Breweries Holdings, Ltd.	8,560	56,959
United Breweries, Ltd.	2,956	27,064
United Spirits, Ltd.	1,900	66,596
Wipro, Ltd. ADR (a)	31,452	454,796
Zee Entertainment Enterprises, Ltd.	11,614	78,081

		20,890,967

INDONESIA — 2.6%
Astra International Tbk PT	187,000	1,188,000
Bank Central Asia Tbk PT	1,108,500	832,151
Bank Danamon Indonesia Tbk PT	232,710	151,229
Bank Mandiri Tbk PT	586,000	472,740
Bank Rakyat Indonesia Tbk PT	505,500	566,387
Barito Pacific Tbk PT (b)	528,000	74,541
Bumi Resources Tbk PT	954,000	227,143
Indofood Sukses Makmur Tbk PT	698,500	426,535
Indosat Tbk PT	139,500	85,966
Kalbe Farma Tbk PT	769,000	219,714
Medco Energi Internasional Tbk PT	365,000	135,981
Perusahaan Gas Negara Tbk PT	800,000	345,098
Telekomunikasi Indonesia Tbk PT	403,000	415,417
United Tractors Tbk PT	203,000	465,137

		5,606,039

JORDAN — 0.1%
Arab Bank PLC	12,435	184,352

MALAYSIA — 2.7%
Aeon Co. (M) Bhd	222,900	433,958
Alliance Financial Group Bhd	240,800	241,034
Berjaya Sports Toto Bhd	117,200	157,937
Bintulu Port Holdings Bhd	102,294	218,042
Bursa Malaysia Bhd	49,293	129,819
Carlsberg Brewery Malay Bhd	358,197	601,056
Dialog Group Bhd	515,708	187,105
Digi.Com Bhd	31,000	244,023
Genting Bhd	188,200	604,776
Genting Malaysia Bhd	24,800	27,234
IGB Corp. Bhd	253,300	148,517
IOI Corp. Bhd	297,160	526,552
KFC Holdings Bhd (b)	490,800	496,047
KNM Group Bhd (b)	603,650	88,973
Malaysian Airline System Bhd (b)	278,200	209,979
Malaysian Resources Corp. Bhd	338,900	230,544
Multi-Purpose Holdings Bhd	179,560	129,130
Naim Holdings Bhd	152,187	173,534
OSK Holdings Bhd	289,550	126,625
OSK Property Holdings Bhd	20,764	4,103
OSK Ventures International Bhd (b)	34,500	4,973
SP Setia Bhd	152,200	221,373
Sunrise Bhd	252,876	172,844
TA Enterprise Bhd	305,900	63,915
TA Global Bhd	123,540	15,808
Tebrau Teguh Bhd (b)	21,700	5,553
UEM Land Holdings Bhd (b)	83,987	63,664
Unisem M Bhd	19,000	12,187
WCT Bhd	281,700	278,324

		5,817,629

MEXICO — 4.9%
Alfa SAB de CV	33,208	258,378
America Movil SAB de CV (a)	1,292,863	3,474,817
Axtel SAB de CV (b)	101,711	60,388
Cemex SAB de CV (a)(b)	562,197	483,183
Coca-Cola Femsa SAB de CV	40,639	318,789
Consorcio ARA SAB de CV	101,062	66,374
Corporacion GEO SAB de CV (b)	42,911	123,550
Desarrolladora Homex SAB de CV (b)	18,867	102,486
Empresas ICA SAB de CV (b)	41,433	101,176
Fomento Economico Mexicano SAB de CV (a)	139,210	711,981
Grupo Aeroportuario del Sureste SAB de CV	40,039	190,750
Grupo Bimbo SAB de CV	49,627	364,345
Grupo Elektra SA de CV	5,900	207,398
Grupo Financiero Banorte SAB de CV	97,315	371,206
Grupo Mexico SAB de CV	289,894	840,219
Grupo Modelo SAB de CV	51,687	287,489
Grupo Televisa SA de CV (Series CPO) (a)	118,062	450,439
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (a)(b)	105,210	128,456
Industrias CH SAB, Series B (b)	27,036	93,527
Industrias Penoles SA de CV	9,374	228,231
Kimberly-Clark de Mexico SAB de CV	54,489	351,557
Sare Holding SAB de CV (Class B) (b)	120,168	26,563
Telefonos de Mexico SA de CV	408,089	307,096
TV Azteca SAB de CV (a)	232,493	158,815
Urbi Desarrollos Urbanos SA de CV (b)	45,281	95,359
Wal-Mart de Mexico SAB de CV	357,737	904,962

		10,707,534

MOROCCO — 0.5%
Banque Marocaine du Commerce Exterieur	16,454	468,034
Banque Marocaine pour le Commerce et l’Industrie SA (c)	1,446	175,248
Douja Promotion Groupe Addoha SA	9,995	124,415
Holcim Maroc SA	880	271,497

		1,039,194

PERU — 1.0%
Compania de Minas Buenaventura SA	16,757	761,053
Credicorp, Ltd.	6,057	689,892
Southern Copper Corp. (a)	15,747	553,035
Volcan Compania Minera SAA (Class B)	161,308	205,433

		2,209,413

PHILIPPINES — 0.6%
Ayala Land, Inc.	809,380	324,600
Banco de Oro Universal Bank, Inc.	139,700	191,954
Bank of the Philippine Islands	258,528	321,061

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Filinvest Land, Inc.	3,717,000	$111,802
Philippine Long Distance Telephone Co.	6,230	371,373

		1,320,790

POLAND — 1.3%
Asseco Poland SA	4,534	81,750
Bank BPH SA (b)	1,039	20,161
Bank Pekao SA	8,930	527,504
Bioton SA (b)	205,336	14,809
BRE Bank SA (b)	1,442	127,969
Cersanit SA (b)	15,339	55,577
Getin Holding SA (b)	17,479	64,832
Globe Trade Centre SA (b)	10,963	83,961
Grupa Lotos SA (b)	6,675	71,524
KGHM Polska Miedz SA	9,574	385,689
Orbis SA (b)	4,573	65,177
PBG SA	1,228	103,115
Polimex- Mostostal SA	42,825	64,419
Polski Koncern Naftowy Orlen GDR (b)	13,377	367,532
Powszechna Kasa Oszczednosci Bank Polski SA (b)	28,561	431,983
Telekomunikacja Polska SA	58,594	361,817

		2,827,819

RUSSIA — 8.6%
Comstar United Telesystems GDR (a)(b)	27,674	178,497
Comstar United Telesystems GDR (b)	7,700	49,665
Evraz Group SA GDR (b)	4,400	131,340
Gazprom OAO ADR	52,800	1,106,160
Integra Group Holdings GDR (b)	7,000	18,200
LSR Group, GDR (b)	7,100	60,350
LUKOIL ADR	53,455	3,036,244
Mechel OAO ADR	16,654	414,685
MMC Norilsk Nickel ADR	58,491	997,271
NovaTek OAO, GDR	5,900	506,810
Novolipet Steel, GDR	1,800	64,800
Novorossiysk Commercial Sea Port PJSC, GDR	3,900	36,972
OAO Gazprom ADR	221,003	4,638,853
OAO NOVATEK GDR	7,201	618,566
OJSC Mobile TeleSystems ADR	51,160	1,086,127
Pharmstandard GDR (b)	3,700	82,695
Polymetal GDR (b)	6,500	94,250
Polyus Gold Co. ADR	11,894	305,676
Rosneft Oil Co. GDR	175,330	1,169,451
Rostelecom ADR (a)	5,781	151,502
Severstal GDR (b)	29,715	439,782
Sistema JSFC, GDR	7,900	213,300
Surgutneftegaz ADR	155,378	1,488,521
Tatneft ADR	18,099	566,318
TMK OAO, GDR (b)	2,700	46,575
Vimpel-Communications ADR (b)	31,391	466,156
VTB Bank OJSC GDR (d)	44,258	254,705
Wimm-Bill-Dann Foods OJSC ADR	10,488	237,239
X5 Retail Group NV, GDR (b)	2,200	88,000

		18,548,710

SOUTH AFRICA — 9.0%
ABSA Group, Ltd.	21,161	406,575
Adcock Ingram Holdings, Ltd.	6,603	60,119
Adcorp Holdings, Ltd.	29,819	110,993
Afgri, Ltd.	157,051	154,252
African Bank Investments, Ltd.	84,712	435,445
African Rainbow Minerals, Ltd.	10,393	250,351
Allied Electronics Corp., Ltd. Preference Shares	36,380	135,624
Anglo Platinum, Ltd. (a)(b)	3,808	360,909
AngloGold Ashanti, Ltd.	15,711	728,410
Aquarius Platinum, Ltd.	26,090	140,030
ArcelorMittal South Africa, Ltd.	12,203	144,071
Aspen Pharmacare Holdings, Ltd. (b)	33,964	457,769
Aveng, Ltd.	35,202	219,561
Avusa, Ltd.	6,099	18,583
Barloworld, Ltd.	15,065	101,091
Bidvest Group, Ltd.	22,082	465,937
Business Connexion Group, Ltd.	129,613	115,223
Cadiz Holdings	84,816	38,916
Coronation Fund Managers, Ltd.	121,151	256,918
Discovery Holdings, Ltd.	19,844	111,308
Eqstra Holdings, Ltd. (b)	19,413	16,645
FirstRand, Ltd.	280,555	863,271
Foschini, Ltd.	19,852	236,227
Freeworld Coatings, Ltd.	17,674	29,143
Gold Fields, Ltd.	45,076	682,509
Grindrod, Ltd.	59,256	142,738
Group Five, Ltd.	16,819	88,022
Harmony Gold Mining Co., Ltd.	14,171	158,487
Impala Platinum Holdings, Ltd.	34,328	885,973
Imperial Holdings, Ltd.	11,621	189,037
Investec, Ltd.	12,843	109,513
Invicta Holdings, Ltd.	35,940	167,222
JD Group, Ltd.	12,648	86,577
Kagiso Media, Ltd.	65,939	141,724
Kumba Iron Ore, Ltd.	3,675	191,240
Lewis Group, Ltd.	15,220	153,197
Massmart Holdings, Ltd.	20,227	428,652
Metorex, Ltd. (b)	43,891	25,488
MTN Group, Ltd.	91,309	1,649,619
Murray & Roberts Holdings, Ltd.	31,147	200,522
Mvelaphanda Resources, Ltd. (b)	16,259	103,742
Naspers, Ltd.	26,386	1,289,355
Nedbank Group, Ltd.	24,290	513,676
Netcare, Ltd. (b)	132,514	262,965
Pretoria Portland Cement Co., Ltd.	12,903	59,129
PSG Group, Ltd.	26,258	139,492
Reinet Investments SCA ADR (b)	10,595	18,397
Remgro, Ltd.	27,191	425,275
RMB Holdings, Ltd.	56,970	309,997
Sanlam, Ltd.	128,537	484,711
Sappi, Ltd. (b)	17,895	92,063
Sasol, Ltd.	28,887	1,295,924
Shoprite Holdings, Ltd.	45,308	642,821
Standard Bank Group, Ltd.	55,233	879,065
Steinhoff International Holdings, Ltd. (b)	102,566	301,920
Sun International, Ltd. (a)	10,473	146,562

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Super Group, Ltd. (b)	82,721	$6,998
Telkom SA, Ltd.	16,947	93,552
Tiger Brands, Ltd.	12,370	336,285
Trans Hex Group, Ltd. (b)	1,591	776
Truworths International, Ltd.	39,322	394,669
Wilson Bayly Holmes-Ovcon, Ltd.	14,578	261,281
Woolworths Holdings, Ltd.	80,804	313,285

		19,529,831

TAIWAN — 10.4%
Acer, Inc.	158,758	403,482
Advanced Semiconductor Engineering, Inc.	345,779	279,465
Asustek Computer, Inc.	28,689	205,699
AU Optronics Corp. ADR (b)	69,740	729,480
Cathay Financial Holding Co., Ltd.	257,127	392,997
Chang Hwa Commercial Bank	344,000	230,130
Chimei Innolux Corp. (b)	132,874	180,758
China Development Financial Holding Corp.	752,255	218,153
China Steel Chemical Corp.	241,345	834,315
China Steel Corp.	452,335	467,661
Chinatrust Financial Holding Co., Ltd.	499,324	314,860
Chipbond Technology Corp. (b)	15,000	23,046
Chunghwa Telecom Co., Ltd.	193,322	433,159
CMC Magnetics Corp. (b)	189,000	50,333
Compal Electronics, Inc.	324,774	388,276
Delta Electronics, Inc.	123,340	515,208
Elite Semiconductor Memory Technology, Inc.	98,750	167,842
Epistar Corp.	34,850	110,212
Etron Technology, Inc. (b)	15,000	11,523
Far Eastern New Century Corp.	313,204	431,086
Formosa Chemicals & Fibre Corp.	159,460	385,360
Formosa Epitaxy, Inc.	18,000	24,429
Formosa Plastics Corp.	251,610	617,720
Foxconn Technology Co., Ltd.	69,902	221,510
Fubon Financial Holding Co., Ltd.	362,983	446,736
Giant Manufacturing Co., Ltd.	182,802	687,523
Grape King, Inc.	160,000	252,997
High Tech Computer Corp.	52,856	1,199,523
Hon Hai Precision Industry Co., Ltd.	277,271	1,042,823
Hotai Motor Co., Ltd.	93,000	266,127
Hua Nan Financial Holdings Co., Ltd.	334,521	217,364
Lite-On Technology Corp.	160,009	201,794
MediaTek, Inc.	31,329	440,230
Mosel Vitelic, Inc. (b)	6,827	3,802
Nan Ya Plastics Corp.	247,690	542,291
National Petroleum Co., Ltd.	345,000	383,744
Neo Solar Power Corp. (b)	15,000	34,089
Novatek Microelectronics Corp., Ltd.	31,225	88,453
Pan Jit International, Inc. (b)	13,000	15,979
Pegatron Corp. (b)	55,686	72,813
Pou Chen Corp.	233,531	204,442
Powerchip Semiconductor Corp. (b)	260,189	72,040
Powertech Technology, Inc.	61,714	198,526
Precision Silicon Corp. (b)	30,098	32,948
ProMOS Technologies, Inc. (b)	397,000	19,442
Quanta Computer, Inc.	216,664	351,611
Raydium Semiconductor Corp.	12,000	62,609
Shin Kong Financial Holding Co., Ltd. (b)	224,368	80,435
Siliconware Precision Industries Co.	157,578	165,439
SinoPac Financial Holdings Co., Ltd.	499,000	186,876
Solar Applied Materials Technology Corp.	122,733	269,497
Solartech Energy Corp.	7,000	18,530
Taishin Financial Holdings Co., Ltd. (b)	446,832	200,235
Taiwan Cement Corp.	247,681	264,793
Taiwan Semiconductor Manufacturing Co., Ltd.	1,078,000	2,139,334
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	325,280	3,298,339
Taiwan Tea Corp.	98,913	62,847
Tatung Co., Ltd. (b)	382,000	75,320
Tripod Technology Corp.	61,244	234,261
United Microelectronics Corp. ADR (a)	236,356	657,070
Unity Opto Technology Co., Ltd.	14,000	22,316
Visual Photonics Epitaxy Co., Ltd.	112,552	229,128
Wistron Corp.	128,248	233,988

		22,613,018

THAILAND — 1.9%
Advanced Info Service PCL	113,415	355,006
Bangkok Expressway PCL	325,959	200,838
Banpu PCL	12,808	303,847
Electricity Generating PCL (Foreign ownership limit)	73,674	225,755
IRPC PCL	831,858	114,021
Kasikornbank PCL	53,100	204,702
PTT Exploration & Production PCL	101,098	512,985
PTT PCL	68,224	665,381
Siam Commercial Bank PCL	107,302	365,923
Thai Oil PCL	102,495	178,142
The Siam Cement PCL	36,900	404,866
The Siam Cement PCL	300	3,637
Tisco Financial Group PCL	149,253	195,480
TMB Bank PCL (b)	4,163,917	337,504

		4,068,087

TURKEY — 2.1%
Akbank TAS	94,262	576,735
Anadolu Efes Biracilik Ve Malt Sanayii AS	20,265	316,630
Dogan Sirketler Grubu Holdings AS	136,400	99,015
Dogan Yayin Holding AS (b)	53,386	51,672
Eregli Demir ve Celik Fabrikalari TAS (b)	63,720	226,871
Haci Omer Sabanci Holding AS	50,287	260,743
KOC Holding AS	71,864	342,813
Migros Ticaret AS	794	16,880
Tupras-Turkiye Petrol Rafinerileri AS	11,424	308,020
Turkcell Iletisim Hizmetleri AS	43,328	292,058
Turkiye Garanti Bankasi AS	202,328	1,174,984
Turkiye Is Bankasi (c)	117,741	500,610
Ulker Biskuvi Sanayi AS	47,866	142,958

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Yapi ve Kredi Bankasi AS (b)	75,746	$261,834

		4,571,823

UNITED KINGDOM — 0.1%
British American Tobacco PLC	6,758	256,297

TOTAL COMMON STOCKS —
(Cost $179,647,260)		203,853,379

PREFERRED STOCK — 0.0% (f)
MALAYSIA — 0.0% (f)
TA Global Bhd, 0.00% (Cost $0)	123,540	13,407

WARRANTS — 0.0% (f)
HONG KONG — 0.0% (f)
Kingboard Chemical Holdings, Ltd. (expiring 10/31/12) (b)	3,450	2,151

MALAYSIA — 0.0% (f)
KFC Holdings Malaysia Bhd (b)	19,632	7,822

TOTAL WARRANTS —
(Cost $0)		9,973

SHORT TERM INVESTMENTS — 11.5%
UNITED STATES — 11.5%
MONEY MARKET FUNDS — 11.5%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	16,982,427	16,982,427
State Street Institutional Liquid Reserves Fund 0.26% (h)(i)(j)	7,924,744	7,924,744

TOTAL SHORT TERM INVESTMENTS —
(Cost $24,907,171)		24,907,171

TOTAL INVESTMENTS — 105.6%
(Cost $204,554,431)		228,783,930
OTHER ASSETS AND LIABILITIES — (5.6)%		(12,122,717)

NET ASSETS — 100.0%		$216,661,213

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.2% of net assets as of September 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.
(j)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

At September 30, 2010, open futures contracts purchased were as follows:

	Expiration		Aggregate		Unrealized
Futures	Date	Contracts	Face Value	Value	Appreciation

MSCI Taiwan Index Futures	10/28/2010	345	$9,981,046	$10,039,500	$58,454

See accompanying notes to financial statements.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BRAZIL — 26.4%
Banco Bradesco SA ADR (a)	909,697	$18,539,625
Banco Santander Brazil SA ADS	292,903	4,033,274
Companhia de Bebidas das Americas Preference Shares ADR (a)	79,261	9,810,927
Companhia Energetica de Minas Gerais ADR (a)	174,550	2,860,875
Companhia Siderurgica Nacional SA ADR (a)	437,288	7,726,879
Gerdau SA ADR (a)	333,033	4,532,579
Itau Unibanco Holding SA Preference Shares ADR	976,800	23,619,024
Petroleo Brasileiro SA ADR (a)	631,919	22,919,702
Tele Norte Leste Participacoes SA ADR	135,525	1,908,192
Vale SA ADR (a)	809,224	25,304,434

		121,255,511

CHINA — 31.4%
Baidu, Inc. ADR (b)	189,132	19,408,726
Bank of China, Ltd.	33,793,000	17,716,600
Bank of Communications Co., Ltd. (a)	3,210,150	3,469,337
China Construction Bank Corp.	18,543,000	16,242,323
China Life Insurance Co., Ltd. (a)	3,861,000	15,243,669
China Merchants Bank Co., Ltd. (a)	2,051,936	5,286,315
China Petroleum & Chemical Corp.	9,302,000	8,243,735
China Shenhua Energy Co., Ltd. (a)	1,534,500	6,344,993
China Telecom Corp., Ltd. (a)	7,848,000	4,306,533
Industrial & Commercial Bank of China (a)	25,806,000	19,213,556
PetroChina Co., Ltd. (a)	11,672,000	13,576,638
Ping An Insurance Group Co. of China, Ltd. (a)	698,500	7,126,082
Tencent Holdings, Ltd. (a)	383,100	8,369,456

		144,547,963

HONG KONG — 12.3%
China Mobile, Ltd.	3,014,000	30,845,824
China Overseas Land & Investment, Ltd.	1,898,560	4,015,658
China Unicom (Hong Kong), Ltd. (a)	3,084,000	4,512,861
CNOOC, Ltd.	8,831,000	17,108,697

		56,483,040

INDIA — 8.5%
HDFC Bank, Ltd. ADR (a)	31,968	5,893,940
ICICI Bank, Ltd. ADR	153,296	7,641,806
Infosys Technologies, Ltd. ADR (a)	253,652	17,073,316
Reliance Industries, Ltd. GDR (b)(c)(d)	189,878	8,468,559
Reliance Industries, Ltd. GDR (b)(c)(d)	1,142	50,933

		39,128,554

RUSSIA — 20.8%
Gazprom OAO ADR	10,151	212,664
JSC MMC Norilsk Nickel ADR	2,834	48,320
LUKOIL ADR	260,134	14,775,611
MMC Norilsk Nickel ADR	445,619	7,597,804
NovaTek OAO, GDR	457	39,256
OAO Gazprom ADR	1,789,961	37,571,281
OAO NOVATEK GDR	66,483	5,710,890
OJSC Mobile TeleSystems ADR	571,483	12,132,584
Rosneft Oil Co. GDR (d)	921,153	6,144,091
Rosneft Oil Co. GDR (b)(d)	5,891	39,293
Surgutneftegaz ADR	542,419	5,196,374
Tatneft ADR (d)	120,298	3,764,124
Tatneft ADR (d)	2,196	68,713
Vimpel-Communications ADR (b)	160,933	2,389,855

		95,690,860

TOTAL COMMON STOCKS —
(Cost $429,442,317)		457,105,928

SHORT TERM INVESTMENTS — 14.6%
UNITED STATES — 14.6%
MONEY MARKET FUNDS — 14.6%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	66,514,013	66,514,013
State Street Institutional Liquid Reserves Fund 0.26% (f)(g)	721,997	721,997

TOTAL SHORT TERM INVESTMENTS —
(Cost $67,236,010)		67,236,010

TOTAL INVESTMENTS — 114.0%
(Cost $496,678,327)		524,341,938
OTHER ASSETS AND LIABILITIES — (14.0)%		(64,351,004)

NET ASSETS — 100.0%		$459,990,934

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.9% of net assets as of September 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.4%
CZECH REPUBLIC — 4.2%
CEZ AS	128,185	$5,755,521
Komercni Banka AS	8,717	1,906,594
Telefonica O2 Czech Republic AS	52,755	1,131,585
Unipetrol (a)	86,427	1,003,764

		9,797,464

HUNGARY — 4.7%
Magyar Telekom Telecommunications PLC	511,446	1,679,126
MOL Hungarian Oil and Gas NyRt (a)(b)	26,465	2,782,347
OTP Bank NyRt (a)(b)	147,953	3,885,950
Richter Gedeon NyRt	11,323	2,627,369

		10,974,792

POLAND — 13.5%
Agora SA	77,693	752,449
Asseco Poland SA	37,152	669,865
Bank Pekao SA	55,840	3,298,525
Bank Zachodni WBK SA	16,191	1,196,635
Bioton SA (a)	1,849,623	133,398
BRE Bank SA (a)	9,171	813,870
Cersanit SA (a)	111,000	402,181
Echo Investment SA (a)	230,208	418,237
Getin Holding SA (a)	138,832	514,943
Globe Trade Centre SA (a)	92,688	709,863
ING Bank Slaski SA (a)	4,391	1,244,123
KGHM Polska Miedz SA	62,990	2,537,555
Lubelski Wegiel Bogdanka SA (a)	18,808	561,640
Netia SA (a)	988,423	1,890,793
Orbis SA (a)	34,078	485,700
PBG SA	7,556	634,478
Polimex- Mostostal SA	307,329	462,300
Polska Grupa Energetyczna SA	182,520	1,473,073
Polski Koncern Naftowy Orlen SA (a)	110,314	1,515,432
Powszechna Kasa Oszczednosci Bank Polski SA (a)	269,651	4,078,451
Powszechny Zaklad Ubezpieczen SA	10,820	1,523,551
Tauron Polska Energia SA (a)	700,857	1,470,674
Telekomunikacja Polska SA	544,351	3,361,357
TVN SA	142,024	848,218
Zaklad Przetworstwa Hutniczego Stalprodukt SA	2,463	344,274

		31,341,585

RUSSIA — 56.8%
Comstar United Telesystems GDR (a)(b)(c)	176,689	1,139,644
Comstar United Telesystems GDR (a)(c)	23,554	151,923
Evraz Group SA GDR (a)(c)	51,060	1,524,141
Evraz Group SA GDR (a)(c)	30,251	902,992
Gazprom Neft ADR (c)	100,854	1,921,269
Gazprom Neft JSC ADR (c)	1,254	24,077
Gazprom OAO ADR	17,577	368,238
Integra Group Holdings GDR (a)(c)	97,823	254,340
Integra Group Holdings GDR (a)(c)	187,906	488,556
JSC MMC Norilsk Nickel ADR	522,226	8,903,953
LUKOIL ADR	260,204	14,779,587
Mechel OAO ADR	63,825	1,589,242
Novolipet Steel, GDR	20,729	746,244
OAO Gazprom ADR	1,570,487	32,964,522
OAO NOVATEK GDR	90,491	7,773,177
OJSC Mobile TeleSystems ADR	302,251	6,416,789
Pharmstandard GDR (a)	19,617	438,440
PIK Group GDR (a)	158,589	594,709
Polymetal GDR (a)(c)	103,588	1,595,255
Polymetal GDR (a)(c)	1,525	22,113
Polyus Gold Co. ADR (c)	91,276	2,345,793
Polyus Gold Co. ADR (c)	353	9,160
Rosneft Oil Co. GDR (c)	1,034,160	6,897,847
Rosneft Oil Co. GDR (a)(c)	103,373	689,498
Rostelecom ADR (b)	64,315	1,685,497
Sberbank	4,775,508	13,395,300
Severstal GDR (a)(c)	157,913	2,337,112
Sistema JSFC, GDR	66,334	1,791,018
Surgutneftegaz ADR	745,865	7,145,387
Tatneft ADR (b)	82,538	2,582,614
Uralkali GDR	102,494	2,249,743
Uralkali GDR (a)	1,147	25,177
Vimpel-Communications ADR (a)(b)	236,025	3,504,971
VTB Bank OJSC GDR	669,397	3,852,380
X5 Retail Group NV, GDR (a)	19,314	772,560

		131,883,268

TURKEY — 20.2%
Akbank TAS	735,152	4,497,974
Anadolu Anonim Turk Sigorta	799,432	685,330
Anadolu Efes Biracilik Ve Malt Sanayii AS	169,942	2,655,252
Arcelik AS	438,679	2,411,074
Asya Katilim Bankasi AS	240,563	578,768
BIM Birlesik Magazalar AS	42,571	1,228,760
Dogan Sirketler Grubu Holdings AS	823,491	597,785
Dogan Yayin Holding AS (a)	863,674	835,939
Dogus Otomotiv Servis ve Ticaret AS (a)	233,151	1,515,171
Enka Insaat ve Sanayi AS	280,803	1,223,035
Eregli Demir ve Celik Fabrikalari TAS (a)	487,303	1,735,014
Haci Omer Sabanci Holding AS	389,060	2,017,318
Hurriyet Gazetecilik ve Matbaacilik AS	613,622	657,551
KOC Holding AS	500,276	2,386,466
Tupras-Turkiye Petrol Rafinerileri AS	72,383	1,951,631
Turk Hava Yollari Anonim Ortakligi (a)	748,134	3,051,603
Turk Telekomunikasyon AS	128,118	575,732
Turkcell Iletisim Hizmetleri AS	448,289	3,021,755
Turkiye Garanti Bankasi AS	1,478,841	8,588,105
Turkiye Halk Bankasi AS	98,288	910,546
Turkiye Is Bankasi (c)	624,977	2,657,270
Vestel Elektronik Sanayi (a)	416,646	694,194
Yapi ve Kredi Bankasi AS (a)	692,655	2,394,327

		46,870,600

TOTAL COMMON STOCKS —
(Cost $229,885,103)		230,867,709

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 2.9%
UNITED STATES — 2.9%
MONEY MARKET FUNDS — 2.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	5,750,349	$5,750,349
State Street Institutional Liquid Reserves Fund 0.26% (e)(f)	1,082,787	1,082,787

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,833,136)		6,833,136

TOTAL INVESTMENTS — 102.3%
(Cost $236,718,239)		237,700,845
OTHER ASSETS AND LIABILITIES — (2.3)%		(5,376,021)

NET ASSETS — 100.0%		$232,324,824

(a)	Non-income producing security
(b)	Security, or portion thereof, was on loan at September 30, 2010.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 67.0%
AES Tiete SA Preference Shares	53,682	$715,781
All America Latina Logistica SA	128,000	1,292,693
B2W Companhia Global Do Varejo	33,211	613,566
Banco Bradesco SA ADR (a)	434,070	8,846,347
Banco do Brasil SA	127,184	2,412,007
Banco do Brasil SA, ADR	48,600	934,578
Banco Santander Brazil SA ADS	135,355	1,863,838
BM&FBOVESPA SA	433,631	3,621,697
Bradespar SA Preference Shares	74,710	1,785,949
Brasil Telecom SA ADR (b)	17,542	151,212
Brasil Telecom SA Preference Shares ADR (b)	30,924	613,841
Braskem SA Preference Shares ADR (a)(b)	33,989	697,794
BRF — Brasil Foods SA	44,789	680,744
BRF — Brasil Foods SA ADR	84,138	1,306,663
Centrais Eletricas Brasileiras SA	10,097	128,492
Centrais Eletricas Brasileiras SA ADR	74,540	943,736
Cielo SA	52,048	452,525
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (a)	21,952	1,515,127
Companhia de Bebidas das Americas Preference Shares ADR (a)	41,559	5,144,173
Companhia de Concessoes Rodoviarias	46,623	1,201,212
Companhia de Saneamento Basico do Estado de Sao Paulo	43,751	978,729
Companhia Energetica de Minas Gerais ADR (a)	110,915	1,817,897
Companhia Energetica de Sao Paulo Preference Shares	65,999	985,583
Companhia Paranaense de Energia Preference Shares	36,109	793,921
Companhia Siderurgica Nacional SA ADR (a)	200,848	3,548,984
Cosan SA Industria e Comercio	42,779	634,792
Cyrela Brazil Realty SA	89,371	1,263,390
Cyrela Commercial Properties SA Empreendimentos e Participacoes	69,859	527,386
Duratex SA	121,121	1,311,870
Empresa Brasileira de Aeronautica SA	127,787	890,783
Fertilizantes Heringer SA (b)	5,133	21,723
Fibria Celulose SA ADR (b)	73,174	1,265,179
Gafisa SA	63,084	485,920
Gerdau SA ADR (a)	123,392	1,679,365
Gerdau SA Preference Shares	23,991	321,447
Gol Linhas Aereas Inteligentes SA Preference Shares	40,990	627,842
Investimentos Itau SA	111,763	849,008
Investimentos Itau SA Preference Shares	627,159	4,782,726
Itau Unibanco Holding SA Preference Shares ADR	502,847	12,158,841
JBS SA	198,802	857,775
LLX Logistica SA (b)	116,780	638,285
Lojas Americanas SA Preference Shares	176,103	1,609,063
Lojas Renner SA	40,190	1,375,645
Metalurgica Gerdau SA Preference Shares	107,304	1,730,342
MMX Mineracao e Metalicos SA (b)	23,224	175,873
MRV Engenharia e Participacoes SA	3,736	35,415
Natura Cosmeticos SA	51,120	1,372,896
NET Servicos de Comunicacao SA Preference Shares (b)	67,314	878,078
OGX Petroleo e Gas Participacoes SA (b)	161,946	2,107,726
OGX Petroleo e Gas Participacoes SA ADR (a)(b)	127,239	1,673,193
PDG Realty SA Empreendimentos e Participacoes	117,343	1,395,621
Petroleo Brasileiro SA ADR (a)	314,502	11,406,988
Petroleo Brasileiro Sponsored ADR (a)	432,089	14,181,161
Redecard SA	30,678	475,326
Souza Cruz SA	33,435	1,668,790
Tam SA ADR (a)	21,828	503,572
Tele Norte Leste Participacoes SA ADR	55,915	787,283
Tele Norte Leste Participacoes SA Preference Shares	3,782	54,022
Tim Participacoes SA Preference Shares	43,982	141,484
Tim Participacoes SA ADR	25,959	856,387
Tractebel Energia SA ADR (a)	6,644	98,331
Ultrapar Participacoes SA ADR	20,000	1,224,000
Usinas Siderurgicas de Minas Gerais SA Preference Shares	37,036	496,233
Usinas Siderurgicas de Minas Gerais SA ADR (a)	64,872	1,736,864
Vale SA ADR (a)	312,486	9,771,437
Vale SA ADR Preference Shares (a)	471,712	13,090,008
Vivo Participacoes SA Preference Shares	46,470	1,267,214

		141,476,373

CHILE — 10.2%
Almendral SA	4,265,614	516,605
Antarchile SA	65,980	1,459,698
Banco de Chile ADR	10,500	943,530
Banco de Credito e Inversiones	25,032	1,502,438
Banco Santander Chile ADR (a)	5,105	492,888
CAP SA	33,085	1,641,925
Cencosud SA ADR (c)	17,596	1,788,915
Companhia General de Electricidad	177,482	1,204,762
Empresa Nacional de Electricidad SA ADR	32,187	1,739,064
Empresas CMPC SA	33,555	1,819,414
Empresas COPEC SA	124,882	2,342,830
Enersis SA ADR	66,754	1,569,387
Lan Airlines SA ADR (a)	45,145	1,329,069
SACI Falabella	272,435	2,653,309
Sociedad Quimica y Minera de Chile SA ADR	12,413	598,803

		21,602,637

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

MEXICO — 18.6%
Alfa SAB de CV	125,576	$977,054
America Movil SAB de CV (a)	4,414,118	11,863,788
Cemex SAB de CV (a)(b)	2,051,374	1,763,063
Corporacion GEO SAB de CV (b)	167,005	480,843
Desarrolladora Homex SAB de CV (b)	82,271	446,899
Empresas ICA SAB de CV (b)	149,737	365,644
Fomento Economico Mexicano SAB de CV (a)	602,781	3,082,884
Grupo Aeroportuario del Sureste SAB de CV	176,178	839,331
Grupo Bimbo SAB de CV (a)	196,302	1,441,185
Grupo Carso SA de CV (a)	194,039	984,812
Grupo Financiero Banorte SAB de CV	427,375	1,630,213
Grupo Financiero Inbursa SA	315,400	1,250,908
Grupo Mexico SAB de CV	938,422	2,719,890
Grupo Modelo SAB de CV	220,952	1,228,961
Grupo Televisa SA de CV (Series CPO) (a)	383,851	1,464,498
Grupo Televisa SA de CV ADR	3,029	57,309
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (a)(b)	485,962	593,337
Kimberly-Clark de Mexico SAB de CV	267,627	1,726,702
Telefonos de Mexico SA de CV	1,844,279	1,387,860
TV Azteca SAB de CV (a)	872,468	595,978
Urbi Desarrollos Urbanos SA de CV (b)	202,014	425,430
Wal-Mart de Mexico SAB de CV	1,518,423	3,841,133

		39,167,722

PERU — 3.9%
Compania de Minas Buenaventura SA ADR, Series B	58,459	2,641,178
Compania Minera Milpo SA	227,155	598,956
Credicorp, Ltd.	18,397	2,095,418
Minsur SA	231,433	693,261
Southern Copper Corp.	49,326	1,732,329
Volcan Compania Minera SAA (Class B)	448,254	570,871

		8,332,013

TOTAL COMMON STOCKS —
(Cost $195,341,903)		210,578,745

SHORT TERM INVESTMENTS — 17.9%
UNITED STATES — 17.9%
MONEY MARKET FUNDS — 17.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	37,791,628	37,791,628
State Street Institutional Liquid Reserves Fund 0.26% (e)(f)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $37,791,728)		37,791,728

TOTAL INVESTMENTS — 117.6%
(Cost $233,133,631)		248,370,473
OTHER ASSETS AND LIABILITIES — (17.6)%		(37,176,229)

NET ASSETS — 100.0%		$211,194,244

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of September 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.5%
EGYPT — 6.7%
Arab Cotton Ginning (a)	56,430	$54,121
Commercial International Bank Egypt SAE	299,660	2,237,054
Eastern Tobacco	32,833	732,442
Egyptian Co. for Mobile Services	12,302	390,907
Egyptian Financial Group-Hermes Holding	100,846	513,707
Egyptian International Pharmaceutical Industrial Co.	15,349	97,033
Egyptian Kuwait Holding Co.	208,610	340,034
ElSwedy Electric Co. (a)	19,042	236,746
Ezz Steel (a)	86,451	293,080
Juhayna Food Industries (a)	125,049	125,203
Maridive & Oil Services SAE	49,998	142,494
Orascom Construction Industries	36,078	1,583,110
Orascom Telecom Holding SAE GDR (a)	186,187	808,238
Palm Hills Developments SAE (a)	151,684	157,199
Sidi Kerir Petrochemicals Co.	94,055	212,297
Six of October Development & Investment Co. (a)	16,110	264,302
Suez Cement Co.	49,324	363,887
Talaat Moustafa Group (a)	430,223	535,795
Telecom Egypt	153,383	471,493

		9,559,142

MOROCCO — 5.1%
Attijariwafa Bank	60,275	2,403,263
Banque Centrale Populaire	18,099	820,642
Banque Marocaine du Commerce Exterieur	75,321	2,142,506
Banque Marocaine pour le Commerce et l’Industrie SA	4,924	596,765
Ciments du Maroc	6,070	870,684
Douja Promotion Groupe Addoha SA	31,296	389,564

		7,223,424

SOUTH AFRICA — 87.7%
ABSA Group, Ltd.	98,567	1,893,807
Acucap Properties, Ltd.	44,242	228,242
Adcock Ingram Holdings, Ltd.	70,795	644,578
Adcorp Holdings, Ltd.	23,249	86,538
Afgri, Ltd.	162,518	159,622
African Bank Investments, Ltd.	300,684	1,545,606
African Oxygen, Ltd.	44,467	132,936
African Rainbow Minerals, Ltd.	39,988	963,249
Allied Electronics Corp., Ltd.	89,047	331,965
Allied Technologies, Ltd.	21,218	173,381
Anglo Platinum, Ltd. (a)(c)	20,532	1,945,952
AngloGold Ashanti, Ltd.	150,466	6,976,067
Aquarius Platinum, Ltd.	153,772	825,322
ArcelorMittal South Africa, Ltd.	55,438	654,512
Aspen Pharmacare Holdings, Ltd. (a)	172,703	2,327,701
Assore, Ltd.	21,550	481,872
Astral Foods, Ltd.	17,493	279,665
Aveng, Ltd.	162,288	1,012,220
AVI, Ltd.	107,556	419,626
Avusa, Ltd.	76,688	233,661
Barloworld, Ltd.	93,109	624,794
Basil Read Holdings, Ltd.	60,493	105,125
Bidvest Group, Ltd.	117,545	2,480,238
Blue Label Telecoms, Ltd.	107,782	97,361
Business Connexion Group, Ltd.	125,613	111,667
Capital Property Fund (c)	173,579	206,574
Cipla Medpro South Africa, Ltd. (a)	163,421	166,366
City Lodge Hotels, Ltd.	11,060	125,121
Clicks Group, Ltd.	127,532	808,241
Coronation Fund Managers, Ltd.	81,485	172,801
DataTec, Ltd. (c)	119,923	627,273
Discovery Holdings, Ltd.	148,956	835,519
Distribution and Warehousing Network, Ltd. (a)	62,186	66,873
DRDGOLD, Ltd.	197,505	103,647
Emira Property Fund	93,110	174,223
Eqstra Holdings, Ltd. (a)	162,064	138,959
Esorfranki, Ltd.	177,304	55,930
Evraz Highveld Steel and Vanadium, Ltd. (a)(c)	9,593	116,916
Exxaro Resources, Ltd.	74,626	1,288,297
FirstRand, Ltd.	1,539,902	4,738,296
Foschini, Ltd.	78,805	937,732
Fountainhead Property Trust	721,438	715,821
Freeworld Coatings, Ltd. (c)	144,707	238,609
Gold Fields, Ltd.	292,261	4,425,213
Gold Reef Resorts, Ltd. (c)	84,081	214,594
Grindrod, Ltd.	204,789	493,305
Group Five, Ltd.	44,467	232,718
Growthpoint Properties, Ltd.	489,687	1,204,154
Harmony Gold Mining Co., Ltd.	154,591	1,728,933
Hudaco Industries, Ltd.	10,157	107,770
Hyprop Investments, Ltd.	97,692	747,997
Illovo Sugar, Ltd.	81,711	295,244
Impala Platinum Holdings, Ltd.	200,781	5,181,965
Imperial Holdings, Ltd.	64,914	1,055,947
Investec, Ltd.	71,645	610,918
JD Group, Ltd.	59,740	408,928
JSE, Ltd.	31,714	334,451
Kumba Iron Ore, Ltd.	33,061	1,720,435
Lewis Group, Ltd.	36,002	362,379
Liberty Holdings, Ltd. (c)	44,580	452,876
Life Healthcare Group Holdings, Ltd.	339,710	703,356
Massmart Holdings, Ltd.	78,326	1,659,892
Medi-Clinic Corp., Ltd.	114,666	436,350
Merafe Resources, Ltd.	683,820	142,170
Metorex, Ltd. (a)	290,985	168,976
Metropolitan Holdings, Ltd.	203,488	478,500
Mondi, Ltd.	66,023	539,597
Mr. Price Group, Ltd.	111,732	881,129
MTN Group, Ltd.	484,545	8,753,950
Murray & Roberts Holdings, Ltd.	118,351	761,935
Mvelaphanda Resources, Ltd. (a)	73,774	470,720
Nampak, Ltd.	241,634	656,895
Naspers, Ltd.	166,899	8,155,540
Nedbank Group, Ltd.	142,480	3,013,116
Netcare, Ltd. (a)(c)	527,704	1,047,191
Northam Platinum, Ltd. (c)	61,848	407,839
Omnia Holdings, Ltd. (a)	20,202	185,095

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Petmin, Ltd.	236,668	$95,016
Pick n Pay Stores, Ltd. (c)	136,502	845,908
Pick’n Pay Holdings, Ltd.	97,285	246,899
Pioneer Foods, Ltd.	37,018	252,650
Pretoria Portland Cement Co., Ltd.	231,246	1,059,694
Raubex Group, Ltd.	56,205	183,742
Redefine Properties, Ltd.	1,068,787	1,241,297
Remgro, Ltd.	153,846	2,406,194
Resilient Property Income Fund, Ltd.	94,351	423,438
Reunert, Ltd.	72,083	640,905
RMB Holdings, Ltd.	266,097	1,447,942
SA Corporate Real Estate Fund	782,348	346,623
Sanlam, Ltd.	605,250	2,282,390
Sappi, Ltd. (a)	225,973	1,162,541
Sasol, Ltd.	191,234	8,579,111
Shoprite Holdings, Ltd.	190,539	2,703,330
Simmer & Jack Mines, Ltd. (a)	384,290	52,897
Standard Bank Group, Ltd.	393,206	6,258,100
Steinhoff International Holdings, Ltd. (a)(c)	508,829	1,497,822
Sun International, Ltd. (c)	33,765	472,515
Super Group, Ltd. (a)	1,172,619	99,199
Telkom SA, Ltd.	88,644	489,339
The Spar Group, Ltd.	72,005	959,131
Tiger Brands, Ltd.	63,889	1,736,856
Tongaat Hulett, Ltd. (a)	35,551	507,194
Truworths International, Ltd.	180,709	1,813,749
Vodacom Group (Pty), Ltd. (c)	108,910	1,081,401
Wilson Bayly Holmes-Ovcon, Ltd.	33,184	594,755
Woolworths Holdings, Ltd.	336,495	1,304,621

		125,078,242

TOTAL COMMON STOCKS —
(Cost $133,927,040)		141,860,808

SHORT TERM INVESTMENTS — 2.6%
UNITED STATES — 2.6%
MONEY MARKET FUNDS — 2.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,556,136	3,556,136
State Street Institutional Liquid Reserves Fund 0.26% (e)(f)	180,865	180,865

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,737,001)		3,737,001

TOTAL INVESTMENTS — 102.1%
(Cost $137,664,041)		145,597,809
OTHER ASSETS AND LIABILITIES — (2.1)%		(2,933,485)

NET ASSETS — 100.0%		$142,664,324

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Security, or portion thereof, was on loan at September 30, 2010.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 7.9%
Abacus Property Group	305,593	$128,712
Alumina, Ltd.	52,891	92,693
Amcor, Ltd.	10,513	66,267
AMP, Ltd.	20,447	101,167
Ansell, Ltd.	13,368	172,797
APA Group (a)	55,899	219,203
Aristocrat Leisure, Ltd. (a)	19,295	65,949
Australia & New Zealand Banking Group, Ltd.	16,725	383,474
BHP Billiton, Ltd.	27,179	1,023,958
Billabong International, Ltd. (a)	10,880	83,960
BlueScope Steel, Ltd.	25,388	54,080
Brambles, Ltd.	17,978	109,143
Bunnings Warehouse Property Trust	141,594	252,947
Commonwealth Bank of Australia	10,493	519,879
Computershare, Ltd.	10,887	102,778
ConnectEast Group	207,505	87,399
CSL, Ltd.	6,344	203,012
CSR, Ltd. (a)	54,218	94,494
DUET Group	77,427	130,446
Envestra, Ltd.	240,871	118,944
Foster’s Group, Ltd.	21,671	128,625
GWA International, Ltd. (a)	43,997	133,338
Harvey Norman Holdings, Ltd. (a)	32,827	119,829
Hills Industries, Ltd. (a)	37,714	81,797
Insurance Australia Group, Ltd.	24,784	87,349
Lend Lease Group	13,971	102,944
Macquarie Group, Ltd.	3,429	120,421
MAp Group	35,633	100,745
National Australia Bank, Ltd.	13,118	321,856
Newcrest Mining, Ltd. (a)	9,046	347,461
Origin Energy, Ltd.	10,118	155,279
OZ Minerals, Ltd.	66,609	93,839
Perpetual, Ltd. (a)	2,758	81,154
QBE Insurance Group, Ltd.	8,584	143,456
Rio Tinto, Ltd. (a)	3,945	293,242
Santos, Ltd.	9,933	123,202
Sonic Healthcare, Ltd. (a)	10,042	106,955
Suncorp-Metway, Ltd.	14,760	128,622
Tatts Group, Ltd.	43,396	100,423
Toll Holdings, Ltd.	10,793	68,972
Wesfarmers, Ltd.	10,070	320,687
Westfield Group	13,244	157,216
Westpac Banking Corp.	16,782	377,631
Woodside Petroleum, Ltd.	5,915	251,310
Woolworths, Ltd.	11,839	330,596
WorleyParsons, Ltd.	3,248	69,974

		8,358,225

AUSTRIA — 0.3%
Erste Group Bank AG	2,155	86,407
OMV AG	2,295	86,036
Voestalpine AG	2,435	89,821

		262,264

BELGIUM — 1.2%
Ageas	30,343	86,991
Anheuser-Busch InBev NV	5,812	342,376
Bekaert NV	935	247,059
Delhaize Group	1,648	119,692
Dexia SA (a)(b)	11,216	49,489
Fortis VVPR Strip (b)	592	1
Gimv NV	1,818	93,693
KBC Groep NV (b)	1,760	79,063
UCB SA (a)	2,215	76,853
Umicore	3,230	139,828

		1,235,045

CANADA — 8.4%
AGF Management, Ltd.	4,352	68,132
Agnico-Eagle Mines, Ltd. (a)	1,840	131,204
Agrium, Inc.	2,461	185,202
Bank of Montreal (a)	3,940	228,446
Bank of Nova Scotia (a)	5,871	314,310
Barrick Gold Corp.	7,871	364,835
Bombardier, Inc. (Class B)	19,360	95,304
Brookfield Asset Management, Inc. (Class A)	4,744	134,387
Cameco Corp. (a)	5,184	144,526
Canadian Imperial Bank of Commerce (a)	2,904	211,321
Canadian National Railway Co. (a)	4,525	290,242
Canadian Natural Resources, Ltd.	9,906	343,671
Canadian Oil Sands Trust	4,526	112,328
Canadian Pacific Railway, Ltd.	2,323	142,344
Canadian Western Bank	5,503	133,250
Cenovus Energy, Inc.	5,023	144,885
CGI Group, Inc. (Class A) (b)	9,687	146,271
Crescent Point Energy Corp. (a)	4,646	171,692
EnCana Corp. (a)	6,160	186,688
Fairfax Financial Holdings, Ltd.	281	114,772
First Quantum Minerals, Ltd. (a)	1,143	87,186
Gildan Activewear, Inc. (a)(b)	3,274	92,362
Goldcorp, Inc.	6,556	285,669
Husky Energy, Inc. (a)	4,515	110,119
IAMGOLD Corp.	5,518	98,005
Imperial Oil, Ltd.	3,931	149,407
Kinross Gold Corp.	7,164	134,781
Magna International, Inc. (Class A)	1,847	152,013
Manulife Financial Corp. (a)	13,570	171,700
MDS, Inc. (b)	7,204	72,823
Nexen, Inc.	6,453	130,211
Potash Corp. of Saskatchewan, Inc. (a)	2,740	393,939
Research In Motion, Ltd. (b)	4,222	206,192
Richelieu Hardware, Ltd.	6,200	169,226
Rogers Communications, Inc. (Class B) (a)	4,917	184,582
Royal Bank of Canada (a)	9,244	482,903
Russel Metals, Inc.	6,087	125,437
Shaw Communications, Inc. (a)	5,322	117,558
Sherritt International Corp. (a)	10,632	83,016
Sino-Forest Corp. (b)	3,679	61,469
Sun Life Financial, Inc. (a)	5,047	132,442
Suncor Energy, Inc.	14,211	464,072
Talisman Energy, Inc.	11,240	197,222
Teck Resources, Ltd. (Class B)	5,241	216,210
TELUS Corp. (Non-Voting) (a)	2,430	103,302
TMX Group, Inc.	2,687	82,848

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Toronto-Dominion Bank (a)	5,838	$423,687
TransCanada Corp. (a)	5,788	215,361
Yamana Gold, Inc.	8,775	100,337

		8,907,889

CHINA — 0.7%
Chong Hing Bank, Ltd.	48,000	117,354
Dah Sing Banking Group, Ltd.	76,470	144,012
Dah Sing Financial Holdings, Ltd.	11,617	89,785
Hongkong Land Holdings, Ltd. (a)	25,000	155,250
Sino Land Co., Ltd.	54,559	112,868
Transport International Holdings, Ltd.	40,800	130,863

		750,132

DENMARK — 1.1%
A P Moller — Maersk A/S	22	184,183
Danske Bank A/S (b)	4,905	118,521
DSV A/S	5,967	121,992
FLSmidth & Co. A/S (a)	1,535	112,312
GN Store Nord A/S (b)	14,057	108,414
Novo-Nordisk A/S (Class B)	3,633	361,057
SimCorp A/S	438	69,888
Vestas Wind Systems A/S (b)	2,089	78,835

		1,155,202

FINLAND — 1.9%
Amer Sports Oyj (Class A)	9,776	120,516
Elisa Oyj (b)	3,621	83,296
Fortum Oyj	2,937	76,944
Kemira Oyj	4,798	66,092
Kesko Oyj (Class B)	2,309	108,500
Kone Oyj (Class B)	3,165	163,761
Konecranes Oyj (a)	2,802	104,928
Lassila & Tikanoja Oyj	4,830	91,590
Metso Oyj	2,398	110,064
Neste Oil Oyj (a)	3,804	59,514
Nokia Oyj	28,450	286,250
Pohjola Bank PLC	5,951	72,509
Sampo Oyj (Class A)	3,974	107,475
Sanoma Oyj (a)	4,002	84,794
Stockmann Oyj Abp (Class B)	2,567	100,123
Stora Enso Oyj	7,804	77,242
Tikkurila Oy (b)	1,198	25,988
UPM-Kymmene Oyj	5,685	97,558
Wartsila Oyj (a)	1,716	112,144
YIT Oyj	3,528	83,758

		2,033,046

FRANCE — 7.8%
Accor SA	2,217	81,069
Air Liquide SA	1,767	215,878
Alcatel-Lucent (a)(b)	25,931	87,441
Alstom SA	2,005	102,427
AXA SA	14,445	252,913
BNP Paribas	6,406	456,251
Bourbon SA (a)	1,774	72,523
Bouygues SA	2,458	105,653
Cap Gemini SA	1,859	93,395
Carrefour SA	5,034	270,876
Casino Guichard-Perrachon SA	1,036	94,988
Cie de Saint-Gobain	3,999	178,141
Compagnie Generale de Geophysique-Veritas (b)	2,878	63,258
Compagnie Generale des Etablissements Michelin (a)	1,490	113,526
Credit Agricole SA	7,877	123,291
Danone SA	5,234	313,507
Edenred (b)	2,217	43,977
EDF SA	1,986	85,785
Essilor International SA	2,741	188,859
France Telecom SA	13,572	293,677
GDF Suez	9,810	351,690
Guyenne et Gascogne SA	1,060	112,875
Hermes International	971	222,040
L’Oreal SA	1,904	214,394
Lafarge SA	1,521	87,212
Lagardere SCA	2,020	79,022
LVMH Moet Hennessy Louis Vuitton SA	1,623	238,412
Nexans SA	1,105	80,496
Pernod — Ricard SA (a)	2,050	171,418
Peugeot SA (b)	1,960	65,998
PPR	885	143,474
Publicis Groupe SA (a)	2,603	123,808
Renault SA (b)	1,780	91,723
Sanofi-Aventis	7,620	508,438
Schneider Electric SA	2,196	278,842
Societe Generale	4,915	283,496
Sodexo	1,506	97,865
Technip SA	1,587	127,806
Total SA	16,919	873,214
Unibail-Rodamco SE	632	140,336
Valeo SA (b)	1,895	87,921
Vallourec SA	1,318	131,117
Veolia Environnement	4,363	115,077
Vinci SA	4,230	212,339
Vivendi SA	7,940	217,336

		8,293,784

GERMANY — 6.6%
Adidas AG	2,518	156,100
Allianz SE	3,404	385,248
BASF SE	6,612	417,530
Bayer AG	6,082	424,706
Bayerische Motoren Werke AG	2,858	200,706
Bilfinger Berger AG	1,363	94,080
Commerzbank AG (a)(b)	9,092	75,467
Daimler AG (b)	7,804	494,986
Deutsche Bank AG	4,755	260,603
Deutsche Boerse AG	1,904	127,225
Deutsche Post AG	7,743	140,644
Deutsche Telekom AG	21,952	300,738
E.ON AG	13,210	390,082
Fresenius Medical Care AG & Co. KGaA	2,264	140,029
Fresenius SE Preference Shares	1,530	123,738
GEA Group AG	4,391	109,911
Henkel AG & Co. KGaA Preference Shares	2,912	156,633
Hochtief AG	1,128	97,817
Infineon Technologies AG (b)	16,918	117,353

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

K+S AG	1,734	$103,958
Lanxess AG	2,348	128,829
Linde AG	1,180	153,812
MAN SE	1,329	145,076
Merck KGaA	1,048	88,162
Muenchener Rueckversicherungs- Gesellschaft AG	1,694	234,965
Porsche Automobil Holding SE Preference Shares	973	48,252
Puma AG Rudolf Dassler Sport	260	85,898
Rheinmetall AG	1,578	104,483
RWE AG	3,427	231,822
Salzgitter AG	674	43,721
SAP AG	7,190	356,166
Siemens AG	6,682	706,338
ThyssenKrupp AG	3,383	110,474
Volkswagen AG (a)	737	81,327
Volkswagen AG Preference Shares	1,177	142,254
Wincor Nixdorf AG	1,457	95,129

		7,074,262

GREECE — 0.1%
Hellenic Telecommunications Organization SA ADR (a)	15,029	53,052
National Bank of Greece SA ADR (a)(b)	41,748	94,768

		147,820

HONG KONG — 2.5%
Bank of East Asia, Ltd.	32,775	138,688
CLP Holdings, Ltd.	18,500	147,629
Esprit Holdings, Ltd.	19,949	108,184
Giordano International, Ltd.	304,000	179,349
Hang Lung Group, Ltd.	26,000	169,634
Hang Lung Properties, Ltd.	38,000	185,516
Hong Kong Exchanges and Clearing, Ltd.	12,200	240,128
Hopewell Holdings	26,500	85,680
Hysan Development Co., Ltd.	45,343	162,373
Li & Fung, Ltd.	44,000	247,398
New World Development Co., Ltd.	64,357	129,656
Pacific Basin Shipping, Ltd.	112,000	80,791
Sun Hung Kai Properties, Ltd.	11,000	189,870
Swire Pacific, Ltd.	15,000	206,551
The Link REIT	51,949	153,909
Wheelock & Co., Ltd.	43,000	143,736
Wing Hang Bank, Ltd.	9,000	107,874

		2,676,966

IRELAND — 0.5%
Anglo Irish Bank Corp. PLC (b)(c)	5,635	0
C&C Group PLC	65	286
CRH PLC	6,429	105,674
DCC PLC	4,694	134,637
Grafton Group PLC	15,757	65,610
Kingspan Group PLC	9,715	73,795
United Drug PLC	27,845	94,997
Willis Group Holdings PLC (a)	3,108	95,788

		570,787

ISRAEL — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	14,000	738,500

ITALY — 2.5%
Assicurazioni Generali SpA	9,304	187,606
Atlantia SpA	4,755	98,671
Banca Piccolo Credito Valtellinese Scarl (a)	9,844	45,290
Banca Popolare dell’Etruria e del Lazio Scrl (b)	15,391	69,339
Banca Popolare di Milano Scarl	10,418	49,779
Banco Popolare Societa Cooperativa Scarl	10,149	60,825
Davide Campari-Milano SpA	24,448	146,439
Enel SpA	28,721	153,311
Eni SpA	18,481	399,395
Fiat SpA	8,663	133,879
Finmeccanica SpA	5,045	60,024
Intesa Sanpaolo SpA	79,011	256,990
Parmalat SpA	38,957	100,093
Pirelli & C. SpA	12,580	102,530
Saipem SpA	3,982	159,716
Societa Cattolica di Assicurazioni Scrl	2,829	73,690
Telecom Italia SpA	116,083	162,439
UBI Banca ScpA	7,500	72,799
UniCredit SpA	134,617	344,219

		2,677,034

JAPAN — 17.8%
Advantest Corp. (a)	3,900	77,542
Aeon Co., Ltd. (a)	8,620	92,453
Aoyama Trading Co., Ltd. (a)	6,800	109,725
Asahi Breweries, Ltd.	7,936	158,644
Asahi Kasei Corp. (a)	21,550	118,662
Astellas Pharma, Inc. (a)	4,310	155,550
Bridgestone Corp.	6,465	117,707
Canon, Inc.	8,416	392,391
Casio Computer Co., Ltd. (a)	11,000	81,506
Central Japan Railway Co. (a)	22	161,695
Chubu Electric Power Co., Inc. (a)	6,465	159,652
Chugai Pharmaceutical Co., Ltd. (a)	4,580	84,100
Chuo Mitsui Trust Holdings, Inc.	21,550	71,455
Credit Saison Co., Ltd.	6,800	90,840
Daiichi Sankyo Co., Ltd. (a)	6,465	131,405
Daikin Industries, Ltd.	4,310	161,999
Daito Trust Construction Co., Ltd.	2,155	128,722
Daiwa Securities Group, Inc. (a)	21,550	86,933
Denso Corp. (a)	4,310	127,690
East Japan Railway Co. (a)	2,300	138,760
Eisai Co., Ltd. (a)	2,251	78,653
Fanuc, Ltd.	2,155	274,212
Fast Retailing Co., Ltd. (a)	1,000	140,771
FUJIFILM Holdings Corp. (a)	4,310	142,652
Fujitsu, Ltd.	25,513	178,964
Fukuoka Financial Group, Inc. (a)	21,550	86,159
Furukawa Electric Co., Ltd. (a)	20,550	77,241
Hankyu Hanshin Holdings, Inc. (a)	22,513	108,065
Hitachi, Ltd. (a)	38,475	168,104
Honda Motor Co., Ltd. (a)	10,375	367,981

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Hoya Corp.	5,806	$141,432
Ibiden Co., Ltd. (a)	2,600	65,949
Isuzu Motors, Ltd. (a)	28,000	107,924
ITOCHU Corp. (a)	21,550	197,082
Japan Digital Laboratory Co., Ltd. (a)	13,120	131,294
Japan Tobacco, Inc.	40	133,062
JFE Holdings, Inc. (a)	4,310	131,715
JSR Corp.	4,400	74,843
JX Holdings, Inc.	43,700	253,182
Kajima Corp. (a)	36,475	87,760
KDDI Corp. (a)	22	105,207
Kintetsu Corp. (a)	37,101	125,239
Kirin Holdings Co., Ltd.	7,000	99,294
Kiyo Holdings, Inc.	64,651	90,545
Komatsu, Ltd.	8,320	193,011
Konica Minolta Holdings, Inc.	10,775	104,990
Kubota Corp. (a)	17,550	160,500
Kurita Water Industries, Ltd.	2,910	80,709
Kyocera Corp. (a)	2,155	203,531
Marubeni Corp.	23,550	133,057
MEDIPAL HOLDINGS Corp. (a)	6,999	88,891
MISUMI Group, Inc. (a)	6,657	139,451
Mitsubishi Corp. (a)	12,338	292,573
Mitsubishi Electric Corp. (a)	21,550	185,215
Mitsubishi Estate Co., Ltd.	7,925	128,826
Mitsubishi Heavy Industries, Ltd. (a)	43,101	158,907
Mitsubishi Motors Corp. (a)(b)	63,613	83,000
Mitsubishi UFJ Financial Group, Inc. (a)	83,024	386,597
Mitsui & Co., Ltd. (a)	18,626	276,915
Mitsui Chemicals, Inc. (a)	21,550	58,041
Mitsui OSK Lines, Ltd. (a)	18,550	116,576
Mizuho Financial Group, Inc.	105,600	154,216
MS&AD Insurance Group Holdings, Inc. (a)	4,599	105,534
Murata Manufacturing Co., Ltd. (a)	2,200	115,873
NGK Insulators, Ltd. (a)	3,000	49,808
Nidec Corp. (a)	2,200	195,403
Nikon Corp. (a)	4,000	74,120
Nintendo Co., Ltd.	300	74,910
Nippon Steel Corp. (a)	43,101	146,525
Nippon Telegraph & Telephone Corp.	2,500	109,079
Nippon Yusen KK (a)	21,550	88,222
Nissan Motor Co., Ltd. (a)	17,141	149,579
Nitto Denko Corp. (a)	3,600	140,699
NKSJ Holdings, Inc. (b)	19,000	119,176
Nomura Holdings, Inc.	27,385	132,434
NTT Data Corp. (a)	23	72,656
NTT DoCoMo, Inc. (a)	145	241,262
Obayashi Corp. (a)	21,550	85,643
Olympus Corp. (a)	3,000	78,501
ORIX Corp. (a)	851	64,991
Panasonic Corp.	17,450	236,246
Resona Holdings, Inc. (a)	6,500	58,277
Rohm Co., Ltd. (a)	2,200	135,624
Rohto Pharmaceutical Co., Ltd. (a)	7,701	95,871
Sanyo Electric Co., Ltd. (a)(b)	37,000	61,120
Secom Co., Ltd.	2,348	105,961
Seven & I Holdings Co., Ltd.	8,128	190,308
Sharp Corp. (a)	8,000	79,579
Shimizu Corp.	22,513	83,272
Shin-Etsu Chemical Co., Ltd. (a)	4,117	200,330
Softbank Corp. (a)	7,936	259,435
Sony Corp. (a)	8,320	257,050
Stanley Electric Co., Ltd. (a)	3,873	61,660
Sumitomo Chemical Co., Ltd. (a)	21,550	94,413
Sumitomo Corp. (a)	12,775	164,543
Sumitomo Electric Industries, Ltd.	8,320	101,386
Sumitomo Metal Industries, Ltd. (a)	42,101	106,336
Sumitomo Metal Mining Co., Ltd. (a)	5,000	76,311
Sumitomo Mitsui Financial Group, Inc. (a)	6,500	189,227
Sumitomo Realty & Development Co., Ltd. (a)	4,000	82,595
T&D Holdings, Inc. (a)	3,355	69,879
Taisei Corp. (a)	44,438	91,493
Taiyo Yuden Co., Ltd. (a)	6,000	71,966
Takeda Pharmaceutical Co., Ltd. (a)	6,465	296,783
Takeuchi Manufacturing Co., Ltd. (b)	8,300	80,377
TDK Corp. (a)	2,155	120,080
Teijin, Ltd. (a)	25,550	84,412
Terumo Corp. (a)	2,348	124,511
The Akita Bank, Ltd. (a)	21,550	71,971
The Aomori Bank, Ltd.	43,101	108,862
The Awa Bank, Ltd. (a)	21,550	149,101
The Bank of Iwate, Ltd.	2,155	94,671
The Bank of Okinawa, Ltd. (a)	2,155	80,355
The Bank of Yokohama, Ltd. (a)	21,550	100,605
The Chiba Bank, Ltd. (a)	17,550	102,308
The Daisan Bank, Ltd.	64,651	195,021
The Daishi Bank, Ltd.	38,176	128,411
The Eighteenth Bank, Ltd.	39,251	108,065
The Higo Bank, Ltd. (a)	21,550	112,987
The Hokkoku Bank, Ltd. (a)	21,550	85,901
The Hyakugo Bank, Ltd. (a)	21,550	92,608
The Musashino Bank, Ltd. (a)	2,155	66,373
The Nanto Bank, Ltd. (a)	19,550	113,968
The Ogaki Kyoritsu Bank, Ltd.	21,550	66,038
The San-In Godo Bank, Ltd. (a)	16,550	118,469
The Shiga Bank, Ltd.	21,550	125,885
The Shikoku Bank, Ltd.	38,101	123,598
The Sumitomo Trust & Banking Co., Ltd. (a)	21,550	107,827
The Toho Bank, Ltd.	43,101	121,760
The Tokyo Electric Power Co., Inc. (a)	8,975	218,735
The Yamagata Bank, Ltd. (a)	29,176	139,000
The Yamanashi Chuo Bank, Ltd. (a)	21,550	86,417
Tokio Marine Holdings, Inc. (a)	6,465	174,278
Tokyo Electron, Ltd. (a)	2,155	107,956
Tokyo Gas Co., Ltd. (a)	23,475	106,500
Tokyu Corp.	21,550	95,187
Toray Industries, Inc. (a)	21,550	119,952
Toshiba Corp. (a)	36,513	176,577
Toyota Motor Corp.	17,788	638,358
USS Co., Ltd.	1,891	141,021
Yamada Denki Co., Ltd. (a)	1,498	92,885

		18,954,877

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

LUXEMBOURG — 0.5%
ArcelorMittal (a)	6,588	$217,293
Millicom International Cellular SA	1,226	117,635
Tenaris SA	5,028	96,580
Ternium SA ADR (a)	1,961	64,027

		495,535

NETHERLANDS — 3.1%
Aegon NV (b)	15,964	95,785
Akzo Nobel NV	2,741	169,345
ASML Holding NV	5,213	155,929
European Aeronautic Defence and Space Co. NV (b)	4,443	110,970
Fugro NV	1,703	112,143
Heineken NV	2,741	142,346
ING Groep NV (b)	29,489	306,366
Koninklijke (Royal) KPN NV	11,753	182,033
Koninklijke Ahold NV	12,362	166,876
Koninklijke DSM NV	2,929	150,270
Koninklijke Philips Electronics NV	9,085	285,948
Royal Dutch Shell PLC (Class A)	26,826	809,940
SBM Offshore NV	3,727	70,725
TNT NV	4,318	116,189
Unilever NV	12,721	380,765
Wolters Kluwer NV	4,050	85,148

		3,340,778

NEW ZEALAND — 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	78,440	171,359
Port of Tauranga, Ltd.	33,232	168,662

		340,021

NORWAY — 0.8%
DnB NOR ASA	10,851	148,325
Norsk Hydro ASA	13,150	79,715
Orkla ASA	12,602	116,633
StatoilHydro ASA	8,887	186,202
Storebrand ASA (b)	9,207	56,583
Telenor ASA	7,317	115,074
Yara International ASA	3,253	147,757

		850,289

PORTUGAL — 0.3%
Banco Comercial Portugues SA (a)	47,468	41,409
Mota — Engil, SGPS SA (a)	18,700	54,454
Portugal Telecom, SGPS SA	11,019	147,273
Teixeira Duarte SA	56,777	65,110

		308,246

SINGAPORE — 1.5%
Ascendas REIT	80,000	133,197
CapitaLand, Ltd.	40,000	123,465
City Developments, Ltd. (a)	22,000	213,419
Cosco Corp. Singapore, Ltd. (a)	91,000	122,454
Flextronics International, Ltd. (a)(b)	15,551	93,928
Genting Singapore PLC (b)	88,400	125,004
K-Green Trust (b)	4,995	4,139
Keppel Corp., Ltd.	24,978	170,527
SembCorp Industries, Ltd.	50,000	165,735
Singapore Exchange, Ltd.	20,000	137,150
UOL Group, Ltd.	53,000	186,559
Wilmar International, Ltd. (a)	19,000	86,813

		1,562,390

SOUTH KOREA — 3.3%
Hyundai Securities Co., Ltd.	5,720	80,263
KIWOOM Securities Co., Ltd.	2,319	102,298
Korea Electric Power Corp. ADR (a)(b)	15,534	200,855
KT Corp. ADR (a)	16,308	333,662
LG Display Co., Ltd. ADR (a)	13,978	243,776
LG Electronics, Inc.	695	58,574
POSCO ADR	5,183	590,758
Samsung Electronics Co., Ltd. GDR	4,368	1,498,224
SK Energy Co., Ltd.	906	115,609
SK Telecom Co., Ltd. ADR	19,346	337,975

		3,561,994

SPAIN — 3.8%
Abertis Infraestructuras SA	7,751	144,652
Acciona SA	688	58,196
Acerinox SA (a)	4,167	74,267
ACS, Actividades de Construccion y Servicios SA (a)	2,773	138,651
Banco Bilbao Vizcaya Argentaria SA	21,983	297,261
Banco de Sabadell SA (a)	15,833	79,414
Banco de Valencia SA (a)	10,854	61,939
Banco Popular Espanol SA (a)	13,463	85,466
Banco Santander SA	50,018	636,208
Ebro Puleva SA (a)	7,121	142,616
Enagas	6,303	127,911
Faes Farma SA	15,855	70,131
Ferrovial SA	6,576	61,577
Gamesa Corp. Tecnologica SA (a)(b)	4,831	33,867
Gestevision Telecinco SA (a)	9,022	99,520
Iberdrola SA	33,200	255,767
Iberia Lineas Aereas de Espana (b)	26,037	100,630
Indra Sistemas SA (a)	5,936	113,373
Industria de Diseno Textil SA	2,904	231,014
NH Hoteles SA (a)(b)	14,031	63,595
Red Electrica Corporacion SA	2,746	129,316
Repsol YPF SA	9,019	232,649
Sacyr Vallehermoso SA (a)(b)	4,786	28,684
Telefonica SA	30,234	749,769

		4,016,473

SWEDEN — 2.5%
Alfa Laval AB	7,331	128,636
Assa Abloy AB (Class B)	6,299	159,100
Atlas Copco AB (Class B)	13,860	244,229
Boliden AB	4,938	74,908
Electrolux AB	4,743	116,980
Hennes & Mauritz AB (Class B)	6,688	242,557
Investor AB	2,438	49,589
Kinnevik Investment AB (Class B)	5,604	118,815
Nordea Bank AB	16,458	171,658
Sandvik AB	10,094	154,922
Scania AB (Class B)	6,108	135,037
Securitas AB (Class B)	8,998	97,058
Skandinaviska Enskilda Banken AB (Class C)	14,594	106,898

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Skanska AB (Class B)	7,631	$140,022
Tele2 AB (Class B)	6,081	127,844
Telefonaktiebolaget LM Ericsson (Class B)	27,160	298,614
TeliaSonera AB	16,623	134,850
Volvo AB ADR (Class A) (b)	14,758	206,442

		2,708,159

SWITZERLAND — 6.8%
ABB, Ltd. (b)	17,844	378,268
Adecco SA	1,969	103,494
Alcon, Inc.	769	128,262
Bachem Holding AG (Class B)	1,845	104,436
Clariant AG (b)	6,774	99,639
Compagnie Financiere Richemont SA	2,536	122,809
Credit Suisse Group AG	7,863	338,038
Geberit AG	651	116,613
Holcim, Ltd.	2,323	150,040
Julius Baer Group, Ltd.	1,964	71,910
Kuehne & Nagel International AG	1,208	145,907
Lonza Group AG	1,094	94,008
Nestle SA	25,939	1,389,945
Nobel Biocare Holding AG	2,767	49,990
Novartis AG	18,144	1,046,537
PSP Swiss Property AG (b)	2,099	156,090
Roche Holding AG	5,630	773,372
SGS SA	82	133,288
STMicroelectronics NV	14,186	108,551
Sulzer AG	805	93,935
Swiss Life Holding AG (b)	557	63,799
Swiss Reinsurance Co., Ltd.	3,557	156,887
Syngenta AG	912	227,965
The Swatch Group AG	503	190,347
UBS AG (b)	26,955	460,217
Xstrata PLC	15,634	300,067
Zurich Financial Services AG	1,108	261,193

		7,265,607

UNITED KINGDOM — 16.4%
3i Group PLC	13,578	61,300
AMEC PLC	7,139	110,921
Anglo American PLC	10,430	415,081
AstraZeneca PLC	12,079	615,468
Aviva PLC	22,176	139,395
BAE Systems PLC	28,623	154,391
Balfour Beatty PLC	19,850	83,673
Barclays PLC	86,801	409,796
Barratt Developments PLC (b)	12,174	18,944
BG Group PLC	28,833	508,191
BHP Billiton PLC	17,760	566,721
BP PLC	144,791	976,076
British American Tobacco PLC	12,733	476,436
British Land Co. PLC	10,651	78,045
British Sky Broadcasting Group PLC	13,175	146,470
BT Group PLC	61,732	136,188
Burberry Group PLC	8,596	140,874
Cable & Wireless Communications PLC	29,574	26,447
Cable & Wireless Worldwide PLC (a)	29,574	34,276
Cairn Energy PLC (b)	17,000	121,513
Capita Group PLC	12,748	157,894
Carnival PLC	2,886	113,785
Centrica PLC	39,582	201,778
Compass Group PLC	22,432	187,523
Diageo PLC	17,651	304,846
Experian PLC	13,934	152,163
FirstGroup PLC	10,016	57,262
G4S PLC	23,447	94,069
GlaxoSmithKline PLC	40,911	808,746
Hays PLC	44,317	78,983
HSBC Holdings PLC	125,637	1,276,964
ICAP PLC	10,442	71,001
Imperial Tobacco Group PLC	8,482	253,552
Informa PLC	14,447	95,365
Intercontinental Hotels Group PLC	7,838	140,309
International Power PLC	18,357	112,237
Invensys PLC	14,405	67,758
J Sainsbury PLC	15,216	93,680
Kingfisher PLC	29,313	108,180
Land Securities Group PLC	7,991	80,653
Legal & General Group PLC	62,984	102,724
Lloyds Banking Group PLC (b)	260,713	304,509
Lonmin PLC (b)	2,197	57,781
Man Group PLC	17,882	61,739
Marks & Spencer Group PLC	18,805	115,005
Mondi PLC	9,647	78,213
National Grid PLC	30,683	261,092
Next PLC	3,020	105,458
Old Mutual PLC	54,785	119,826
Pearson PLC	9,343	145,092
Persimmon PLC (b)	8,247	51,905
Prudential PLC	21,655	217,199
Randgold Resources, Ltd.	1,349	135,411
Reckitt Benckiser Group PLC	5,504	303,649
Rentokil Initial PLC (b)	45,073	73,157
Resolution, Ltd.	13,204	50,977
Rio Tinto PLC	10,733	629,335
Rolls-Royce Group PLC (b)	18,410	175,078
Royal Bank of Scotland Group PLC (b)	153,318	114,059
Royal Dutch Shell PLC (Class B)	20,664	604,683
RSA Insurance Group PLC	37,604	77,448
SABMiller PLC	7,752	248,649
Scottish & Southern Energy PLC	7,749	136,518
Serco Group PLC	13,422	130,075
Shire PLC	6,968	157,456
Smith & Nephew PLC	13,588	124,297
Smiths Group PLC	6,386	122,669
Standard Chartered PLC	11,931	343,304
Standard Life PLC	26,538	96,685
Tate & Lyle PLC	11,481	84,452
Tesco PLC	61,596	411,547
The Sage Group PLC	23,385	101,817
Tullow Oil PLC	9,760	195,939
Unilever PLC	11,174	324,163
Vodafone Group PLC	409,695	1,014,234
William Hill PLC	34,027	89,009
William Morrison Supermarkets PLC	27,389	127,623
Wolseley PLC (b)	3,996	100,687

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

WPP PLC	12,539	$139,202

		17,409,620

TOTAL COMMON STOCKS —
(Cost $96,022,937)		105,694,945

RIGHTS — 0.0% (d)
FRANCE — 0.0% (d)
Cie Generale des Etablissements Michelin (expiring 10/13/10) (a)(b)	1,490	4,166

GERMANY — 0.0% (d)
Deutsche Bank AG (expiring 10/05/10) (b)	4,755	23,045

TOTAL RIGHTS —
(Cost $0)		27,211

SHORT TERM INVESTMENTS — 10.5%
UNITED STATES — 10.5%
MONEY MARKET FUNDS — 10.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	11,131,537	11,131,537
State Street Institutional Liquid Reserves Fund 0.26% (f)(g)	15,399	15,399

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,146,936)		11,146,936

TOTAL INVESTMENTS — 109.8%
(Cost $107,169,873)		116,869,092
OTHER ASSETS AND LIABILITIES — (9.8)%		(10,415,982)

NET ASSETS — 100.0%		$106,453,110

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 98.6%
AUSTRALIA — 9.0%
Adelaide Brighton, Ltd.	566,934	$1,888,333
Aristocrat Leisure, Ltd.	118,841	406,189
Atlas Iron, Ltd. (a)	179,781	403,849
Ausenco, Ltd. (b)	119,121	327,563
Austar United Communications, Ltd. (a)(b)	854,571	781,929
Austereo Group, Ltd.	1,097,238	1,715,777
AWB, Ltd. (a)	324,376	464,834
AWE, Ltd. (a)	944,654	1,417,725
Bank of Queensland, Ltd.	71,081	770,831
Beach Energy, Ltd.	1,451,542	955,710
Billabong International, Ltd.	61,752	476,537
Boart Longyear Group	169,021	517,149
Campbell Brothers, Ltd.	85,597	2,740,819
Centennial Coal Co., Ltd. (b)	464,570	2,775,389
Challenger Financial Services Group, Ltd.	120,159	492,135
Charter Hall Office REIT	165,483	390,959
Citadel Resource Group, Ltd. (a)	1,304,402	498,880
Coal of Africa, Ltd. (a)	251,368	337,091
Commonwealth Property Office Fund	556,886	496,069
ConnectEast Group	1,664,268	700,971
Consolidated Media Holdings, Ltd.	54,587	174,946
Dart Energy, Ltd. (a)(b)	454,270	519,019
Downer EDI, Ltd.	100,486	478,694
Eastern Star Gas, Ltd. (a)(b)	409,166	348,634
Extract Resources, Ltd. (a)(b)	46,907	277,502
FKP Property Group (b)	334,131	274,994
Fleetwood Corp., Ltd. (b)	188,549	2,004,537
Goodman Fielder, Ltd.	939,827	1,187,534
GrainCorp, Ltd.	69,560	487,625
Infigen Energy	674,003	479,664
ING Industrial Fund	943,725	447,743
ING Office Fund	942,743	547,687
Invocare, Ltd. (b)	439,525	2,766,206
IOOF Holdings, Ltd. (b)	351,927	2,293,270
JB Hi-Fi, Ltd.	142,266	2,845,896
Karoon Gas Australia, Ltd. (a)(b)	60,358	441,234
Kingsgate Consolidated, Ltd.	38,328	430,489
Linc Energy, Ltd. (a)	161,489	277,542
Lynas Corp., Ltd. (a)	584,873	773,004
Mirabela Nickel, Ltd. (a)(b)	205,355	340,008
Monadelphous Group, Ltd.	123,018	1,912,942
Mount Gibson Iron, Ltd. (a)	430,239	729,013
Nufarm, Ltd. (b)	102,007	356,554
Oakton, Ltd.	201,396	546,005
Pacific Brands, Ltd. (a)	1,063,909	1,153,746
PanAust, Ltd. (a)	1,818,837	1,144,708
PaperlinX, Ltd. (a)	598,705	255,066
Perpetual, Ltd. (b)	16,428	483,396
Perseus Mining, Ltd. (a)	129,994	365,013
Platinum Australia, Ltd. (a)	481,039	309,734
Primary Health Care, Ltd.	109,309	372,551
Prime Infrastructure Group	100,995	429,291
Programmed Maintenance Services, Ltd. (b)	249,076	429,279
Regis Resources, Ltd. (a)	205,538	292,548
Resolute Mining, Ltd. (a)	274,995	362,119
Riversdale Mining, Ltd. (a)	130,412	1,319,536
Roc Oil Co., Ltd. (a)(b)	889,243	327,184
SAI Global, Ltd.	740,514	3,133,302
Sigma Pharmaceuticals, Ltd.	1,779,997	827,272
Silex Systems, Ltd. (a)	23,162	113,479
Spark Infrastructure Group (c)	1,180,087	1,262,594
Spark Infrastructure Group (a)	334,052	357,408
Spotless Group, Ltd.	353,959	822,530
St Barbara, Ltd. (a)	878,728	331,823
STW Communications Group, Ltd.	687,345	542,400
Transfield Services, Ltd.	177,183	617,607
White Energy Co., Ltd. (a)	112,248	423,868
WHK Group, Ltd. (b)	763,383	798,277

		55,974,212

AUSTRIA — 0.8%
Atrium European Real Estate, Ltd.	72,097	401,188
bwin Interactive Entertainment AG	18,870	980,090
BWT AG	30,325	790,735
Intercell AG (a)(b)	27,275	618,860
Schoeller-Bleckmann Oilfield Equipment AG	22,494	1,471,413
Wienerberger AG (a)	38,075	627,139

		4,889,425

BELGIUM — 1.0%
AGFA-Gevaert NV (a)	108,496	801,323
Barco NV (a)	34,141	1,561,878
EVS Broadcast Equipment SA	17,355	1,066,188
KBC Ancora (a)	10,263	225,158
Nyrstar (b)	17,420	232,824
RHJ International (a)	160,273	1,323,769
Tessenderlo Chemie NV (b)	34,684	1,082,435

		6,293,575

BERMUDA — 0.3%
Catlin Group, Ltd.	153,999	826,297
Golden Ocean Group, Ltd.	175,515	244,262
Miclyn Express Offshore, Ltd. (a)	331,372	561,489
Ship Finance International, Ltd. (b)	25,438	494,261

		2,126,309

CANADA — 11.2%
Advantage Oil & Gas, Ltd. (a)	67,127	425,331
Alamos Gold, Inc.	37,318	638,064
AltaGas, Ltd. (b)	91,105	1,900,519
Angle Energy, Inc. (a)	43,603	321,332
Anvil Mining, Ltd. (a)	136,861	457,604
Aurizon Mines, Ltd. (a)	58,733	406,496
Bankers Petroleum, Ltd. (a)	83,318	660,306
Birchcliff Energy, Ltd. (a)	46,950	400,918
BlackPearl Resources, Inc. (a)	101,198	375,849
Calfrac Well Services, Ltd. (b)	11,965	298,819
Canadian Western Bank (b)	94,466	2,287,406
Celestica, Inc. (a)	64,388	542,294
Colossus Minerals, Inc. (a)	29,711	232,278
Consolidated Thompson Iron Mines, Ltd. (a)	48,266	414,979
Corus Entertainment, Inc. (Class B)	133,961	2,820,644
Cott Corp. (a)	41,818	329,375

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Crew Energy, Inc. (a)	21,903	$388,803
Daylight Energy, Ltd. (b)	105,955	1,017,358
Denison Mines Corp. (a)	199,331	326,438
Dundee Corp. (Class A) (a)	82,344	1,094,067
Dundee Real Estate Investment Trust	72,907	1,996,352
DundeeWealth, Inc. (b)	82,981	1,167,243
Eastern Platinum, Ltd. (a)	300,143	415,463
Ensign Energy Services, Inc. (b)	53,235	655,416
European Goldfields, Ltd. (a)	44,615	474,049
Exeter Resource Corp. (a)	42,182	275,909
FirstService Corp. (a)	59,649	1,433,879
Freehold Royalty Trust	76,697	1,337,534
Fronteer Gold, Inc. (a)	40,669	292,178
Gabriel Resources, Ltd. (a)	79,395	461,270
Gammon Gold, Inc. (a)	98,689	689,770
GMP Capital, Inc.	89,648	933,314
Golden Star Resources, Ltd. (a)(b)	322,398	1,593,369
Gran Tierra Energy, Inc. (a)	88,218	682,800
Great Basin Gold, Ltd. (a)(b)	151,694	369,679
Great Canadian Gaming Corp. (a)(b)	109,552	765,695
Guardian Capital Group, Ltd.	240,412	1,917,015
Guyana Goldfields, Inc. (a)	31,838	324,013
Harry Winston Diamond Corp. (a)	34,071	397,553
Home Capital Group, Inc.	49,700	2,155,435
Ivanhoe Energy, Inc. (a)(b)	78,666	167,937
Jaguar Mining, Inc. (a)(b)	46,421	300,921
Kinross Gold Corp.	7,494	140,990
Kirkland Lake Gold, Inc. (a)	37,213	314,507
Lake Shore Gold Corp. (a)	83,552	293,208
Legacy Oil + Gas, Inc. (a)	50,396	554,142
Linamar Corp.	68,361	1,270,794
Lions Gate Entertainment Corp. (a)	57,292	421,096
MacDonald, Dettwiler & Associates, Ltd. (a)	51,457	2,282,296
MAG Silver Corp. (a)	45,833	350,276
Major Drilling Group International, Inc.	29,404	849,000
Martinrea International, Inc. (a)	90,003	666,786
Methanex Corp. (b)	34,481	847,698
Minefinders Corp. (a)	35,692	349,666
Mullen Group, Ltd.	33,765	474,293
Nevsun Resources, Ltd. (a)	65,706	320,892
North American Palladium, Ltd. (a)	90,145	373,462
Northern Dynasty Minerals, Ltd. (a)	50,193	426,654
Northgate Minerals Corp. (a)	118,372	358,860
Novagold Resources, Inc. (a)	154,880	1,348,227
NuVista Energy, Ltd. (b)	127,981	1,301,206
OceanaGold Corp. (a)	76,759	283,586
Oilsands Quest, Inc. (a)	586,596	303,857
Pace Oil and Gas, Ltd. (a)	46,542	352,972
Pason Systems, Inc.	36,098	430,354
Peyto Energy Trust	99,031	1,500,162
Polymet Mining Corp. (a)	182,823	372,472
Precision Drilling Corp. (a)	104,353	714,099
Provident Energy Trust	53,538	380,979
Quadra FNX Mining, Ltd. (a)(b)	127,240	1,872,909
Questerre Energy Corp. (a)	126,852	315,321
Ritchie Bros Auctioneers, Inc. (b)	42,285	877,150
Rubicon Minerals Corp. (a)	73,788	304,258
Russel Metals, Inc.	76,146	1,569,164
Savanna Energy Services Corp.	97,139	518,908
Seabridge Gold, Inc. (a)	18,430	525,314
ShawCor, Ltd. (Class A) (b)	20,807	608,481
Sherritt International Corp. (b)	95,167	743,079
Silver Standard Resources, Inc. (a)(b)	23,007	459,759
Silvercorp Metals, Inc. (b)	57,549	474,596
Stantec, Inc. (a)	65,252	1,734,583
Tanzanian Royalty Exploration Corp. (a)	61,246	441,800
Tesco Corp. (a)(b)	30,000	360,900
The Forzani Group, Ltd.	73,155	1,162,379
Thompson Creek Metals Co., Inc. (a)(b)	50,479	545,706
TMX Group, Inc.	16,630	512,752
Uni-Select, Inc. (b)	86,474	2,221,173
Uranium One, Inc. (a)(b)	260,549	881,323
UTS Energy Corp. (a)	196,307	688,897
Western Coal Corp. (a)	69,502	397,696
WestJet Airlines, Ltd. (a)	78,950	919,679

		69,564,035

CHINA — 3.0%
Allied Properties HK, Ltd.	3,602,791	775,023
Cafe de Coral Holdings, Ltd.	1,109,867	3,152,381
China Gas Holdings, Ltd.	1,060,000	569,379
Chow Sang Sang Holding International, Ltd.	728,939	1,690,141
Daphne International Holdings, Ltd.	364,000	429,962
Far East Consortium International, Ltd.	3,189,836	945,051
G-Resources Group, Ltd. (a)	7,311,000	489,710
Hi Sun Technology China, Ltd. (a)(b)	1,023,000	412,457
HKR International, Ltd.	2,427,179	1,094,282
Integrated Distribution Services Group, Ltd.	379,953	1,235,807
Jinhui Shipping & Transportation, Ltd. (a)	59,422	232,363
K Wah International Holdings, Ltd.	2,329,814	921,338
Midland Holdings, Ltd.	375,790	347,559
Road King Infrastructure, Ltd.	1,063,544	948,027
Shun Tak Holdings, Ltd. (b)	598,000	383,610
Techtronic Industries Co., Ltd. (b)	1,329,500	1,306,689
Texwinca Holdings, Ltd.	1,892,050	2,156,925
Xinyi Glass Holdings Co., Ltd.	2,851,618	1,759,487

		18,850,191

DENMARK — 1.1%
Amagerbanken A/S (a)	234,943	132,994
Bang & Olufsen A/S (a)(b)	30,120	320,032
D/S Norden A/S	12,668	502,199
East Asiatic Co., Ltd. A/S (b)	32,393	851,557
Genmab A/S (a)(b)	36,668	413,789
GN Store Nord A/S (a)	182,247	1,405,573
IC Companys A/S	23,950	1,031,061
NeuroSearch A/S (a)(b)	30,558	461,838
SimCorp A/S	7,754	1,237,242
Sydbank A/S (a)	23,321	544,286

		6,900,571

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

FINLAND — 2.2%
Amer Sports Oyj (Class A)	151,060	$1,862,232
Atria PLC	54,868	810,481
Citycon Oyj	235,317	1,005,528
Cramo Oyj (a)	52,353	987,033
HKScan Oyj	114,532	1,221,165
Kemira Oyj	22,059	303,860
Lassila & Tikanoja Oyj	74,042	1,404,032
Outotec Oyj	10,425	442,053
Poyry Oyj	78,159	1,189,735
Talvivaara Mining Co. PLC (a)	75,644	586,569
Tieto Oyj	64,275	1,281,125
Vacon Oyj	38,110	1,823,575
Vaisala Oyj (Class A)	38,769	1,089,247

		14,006,635

FRANCE — 2.9%
Canal +	35,907	262,258
Carbone Lorraine SA	31,551	1,365,213
CFAO	9,279	369,897
Club Mediterranee SA (a)	31,302	561,946
Etablissements Maurel et Prom	26,263	361,769
GL Events SA	29,277	926,881
Groupe Steria SCA	30,581	915,560
IMS International Metal Service (a)	35,972	589,308
Ingenico SA	46,927	1,372,588
IPSOS	52,654	2,408,090
Nexans SA	5,728	417,268
Rubis	34,214	3,505,042
Saft Groupe SA	42,116	1,644,408
Sequana	74,445	1,011,242
Societe de la Tour Eiffel	11,346	901,028
SOITEC (a)(b)	89,305	850,387
UbiSoft Entertainment SA (a)(b)	31,476	350,902

		17,813,787

GERMANY — 2.9%
Aurubis AG	12,629	602,663
Demag Cranes AG (a)	27,732	1,065,184
Deutsche Wohnen AG (a)	133,344	1,588,675
Dialog Semiconductor PLC (a)	18,811	307,271
DIC Asset AG	43,182	431,470
Draegerwerk AG & Co. KGaA Preference Shares	12,986	1,187,987
Draegerwerk AG & Co., KGaA	4,395	313,503
Freenet AG	46,389	546,477
Gerresheimer AG (a)	22,013	882,031
Gildemeister AG (b)	57,781	844,439
Indus Holding AG	62,486	1,629,770
Jenoptik AG (a)	138,898	807,797
Kloeckner & Co. SE (a)	25,353	571,270
Kontron AG	78,545	682,839
KUKA AG (a)(b)	47,105	900,309
Leoni AG (a)	39,840	1,352,941
MLP AG	57,820	590,204
Nordex SE (a)	26,989	248,706
Patrizia Immobilien AG (a)(b)	108,859	481,511
Pfleiderer AG (a)(b)	50,452	266,554
Solar Millennium AG (a)(b)	19,952	520,391
Solarworld AG (b)	34,880	438,087
Stada Arzneimittel AG	19,123	549,808
Wincor Nixdorf AG	9,835	642,134
Wirecard AG (b)	34,794	474,533

		17,926,554

GIBRALTAR — 0.1%
PartyGaming PLC (a)	74,629	323,989

GREECE — 0.8%
Alapis Holding Industrial and Commercial SA	103,393	223,020
Diana Shipping, Inc. (a)(b)	28,555	362,649
DryShips, Inc. (a)(b)	115,950	557,719
Ellaktor SA	112,986	450,406
Fourlis Holdings SA	48,790	394,320
Hellenic Exchanges SA	78,114	559,867
Intracom Holdings SA (a)	407,298	316,945
Marfin Investment Group SA (a)	340,700	367,448
Michaniki SA	39,434	22,611
Piraeus Bank SA (a)	153,600	761,192
Titan Cement Co. SA	24,700	502,772
TT Hellenic Postbank SA (a)	82,300	460,660

		4,979,609

HONG KONG — 0.7%
Champion REIT	189	97
China Grand Forestry Green Resources Group, Ltd. (a)	11,405,416	433,403
China Mining Resources Group, Ltd. (a)	16,206,000	507,273
China Oil and Gas Group, Ltd. (a)	3,140,000	364,025
Giordano International, Ltd.	2,682,000	1,582,280
Pacific Basin Shipping, Ltd.	1,294,000	933,430
Peace Mark (Holdings), Ltd. (a)(d)	504,228	0
Sino Union Energy Investment Group, Ltd. (a)	3,820,000	324,763
Skyworth Digital Holdings, Ltd. (b)	590,000	411,158

		4,556,429

IRELAND — 0.8%
Allied Irish Banks PLC (a)	385,319	266,701
C&C Group PLC	245,680	1,079,996
Fyffes PLC	1,440,064	629,112
Kingspan Group PLC	111,006	843,199
Paddy Power PLC (e)	13,145	462,637
Paddy Power PLC (e)	43,727	1,536,579
Smurfit Kappa Group PLC (a)	27,445	276,139

		5,094,363

ISRAEL — 1.2%
Africa-Israel Investments, Ltd. (a)	45,527	256,780
Ceragon Networks, Ltd. (a)(b)	30,014	296,838
Clal Insurance Enterprise Holdings, Ltd. (a)	12,068	295,736
Elbit Imaging, Ltd. (a)	22,409	308,269
Frutarom Industries, Ltd.	38,431	380,752
Harel Insurance Investments & Financial Services, Ltd.	5,984	312,976
Israel Discount Bank, Ltd.(Class A) (a)	261,812	520,433
Isramco Negev 2 — LP (a)	3,056,077	491,878
Makhteshim-Agan Industries, Ltd. (a)	163,862	608,625

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Mellanox Technologies, Ltd. (a)	13,589	$275,208
Migdal Insurance & Financial Holding, Ltd.	222,875	437,208
Mizrahi Tefahot Bank, Ltd.	65,200	605,423
NICE Systems, Ltd. (a)	26,769	826,347
Oil Refineries, Ltd.	452,343	248,906
Osem Investments, Ltd.	24,539	381,387
Paz Oil Co., Ltd.	2,027	323,459
Shufersal, Ltd.	50,193	301,463
Strauss Group, Ltd.	19,873	296,675
The Phoenix Holdings, Ltd. (a)	67,227	210,856

		7,379,219

ITALY — 2.0%
Amplifon SpA	261,569	1,192,695
Astaldi SpA	201,686	1,452,428
Banca Popolare dell’Etruria e del Lazio Scrl (a)	198,480	894,185
Banca Popolare di Milano Scarl	132,833	634,703
Digital Multimedia Technologies SpA (a)	26,889	483,456
Esprinet SpA	88,295	796,772
IMMSI SpA	663,184	765,045
Interpump Group SpA (a)	256,437	1,606,904
Recordati SpA	267,536	2,399,629
Saras SpA (a)(b)	229,873	453,788
Sorin SpA (a)	867,007	2,026,389

		12,705,994

JAPAN — 26.6%
Alps Electric Co., Ltd. (b)	162,636	1,331,614
Asahi Holdings, Inc. (b)	42,533	980,591
Bank of the Ryukyus, Ltd.	125,900	1,534,190
Best Denki Co., Ltd. (a)	211,269	528,552
Casio Computer Co., Ltd. (b)	77,200	572,023
Central Glass Co., Ltd. (b)	481,145	1,912,140
Chiyoda Corp.	53,000	433,313
COMSYS Holdings Corp. (b)	188,350	1,724,776
DA Office Investment Corp. (b)	281	731,596
Daifuku Co., Ltd. (b)	111,000	563,371
Daihen Corp. (b)	222,000	935,408
DAIICHI CHUO KISEN KAISHA (a)(b)	138,834	335,701
Daimei Telecom Engineering Corp.	122,600	799,820
Dainippon Screen Manufacturing Co., Ltd. (a)(b)	225,000	1,158,128
DCM Japan Holdings Co., Ltd. (b)	158,233	751,957
Don Quijote Co., Ltd. (b)	69,900	1,734,531
DOUTOR NICHIRES Holdings Co., Ltd. (b)	152,332	2,002,161
DTS Corp.	80,782	817,103
EDION Corp. (b)	93,200	683,883
FCC Co., Ltd. (b)	92,748	1,996,180
Fukuoka REIT Corp.	281	1,786,102
Furukawa Co., Ltd. (a)(b)	654,387	704,990
Glory, Ltd. (b)	66,900	1,632,059
H2O Retailing Corp. (b)	222,000	1,389,825
Hanwa Co., Ltd. (b)	355,000	1,393,823
Haseko Corp. (a)	402,000	322,408
Heiwa Real Estate Co., Ltd.	295,500	703,908
Hitachi Kokusai Electric, Inc.	145,372	1,101,514
Hitachi Zosen Corp. (b)	740,000	1,036,390
Horiba, Ltd. (b)	47,113	1,149,909
Hosiden Corp. (b)	103,500	936,629
Iino Kaiun Kaisha, Ltd. (b)	128,600	686,565
IT Holdings Corp. (b)	86,308	931,887
Izumiya Co., Ltd.	231,000	843,368
Japan Airport Terminal Co., Ltd. (b)	87,700	1,448,719
Japan Aviation Electronics Industry, Ltd. (b)	134,000	814,843
Japan Excellent, Inc. (b)	228	1,139,454
Japan Logistics Fund, Inc.	228	1,872,253
Juki Corp. (a)(b)	127,332	224,058
K’s Holdings Corp.	55,300	1,270,960
Kanematsu Corp. (a)(b)	703,698	589,644
Katakura Industries Co., Ltd.	88,674	909,667
Kayaba Industry Co., Ltd. (b)	286,832	1,613,730
Kitz Corp. (b)	139,000	567,381
Kiyo Holdings, Inc.	1,058,000	1,481,757
Komori Corp. (b)	99,736	1,158,055
Kurabo Industries, Ltd.	648,000	1,023,893
Kyowa Exeo Corp. (b)	122,600	1,102,138
Makino Milling Machine Co., Ltd. (a)(b)	144,000	973,905
Marudai Food Co., Ltd.	499,656	1,555,070
Maruha Nichiro Holdings, Inc. (b)	709,485	1,180,493
Marusan Securities Co., Ltd. (b)	151,498	777,982
Meidensha Corp. (b)	77,000	282,966
Mitsui Mining & Smelting Co., Ltd. (b)	608,000	1,739,430
Mitsui-Soko Co., Ltd. (b)	279,000	1,025,293
Mitsumi Electric Co., Ltd.	36,600	560,785
Nabtesco Corp. (b)	134,000	2,179,866
Nakanishi, Inc.	8,483	939,284
Net One Systems Co., Ltd. (b)	863	1,167,333
Neturen Co., Ltd.	196,503	1,507,762
Nihon Dempa Kogyo Co., Ltd. (b)	23,500	360,630
Nihon Kohden Corp.	62,900	1,295,797
Nikkiso Co., Ltd.	209,000	1,608,655
Nippon Accommodations Fund, Inc.	232	1,331,626
Nippon Carbon Co., Ltd. (b)	212,712	672,205
Nippon Konpo Unyu Soko Co., Ltd.	206,000	2,505,339
Nippon Light Metal Co., Ltd. (a)(b)	1,330,000	2,483,601
Nippon Seiki Co., Ltd. (b)	81,000	845,487
Nippon Sheet Glass Co., Ltd. (b)	209,000	455,327
Nippon Shinyaku Co., Ltd. (b)	198,000	2,749,342
Nippon Soda Co., Ltd.	235,000	962,054
Nippon Suisan Kaisha, Ltd. (b)	372,599	1,226,535
Nippon Thompson Co., Ltd.	203,000	1,372,935
Nishimatsu Construction Co., Ltd.	616,000	722,624
Nishimatsuya Chain Co., Ltd.	107,593	990,412
Nissan Chemical Industries, Ltd. (b)	65,900	742,302
Nissha Printing Co., Ltd. (b)	16,300	370,135
Nitto Boseki Co., Ltd. (b)	487,153	1,107,961
NOF Corp.	404,000	1,774,814
NSD Co., Ltd.	85,808	972,710
OKASAN SECURITIES GROUP, Inc.	237,682	793,791
Oki Electric Industry Co., Ltd. (a)(b)	1,283,000	1,121,128

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Orix JREIT, Inc. (b)	358	$1,744,146
Osaka Securities Exchange Co., Ltd.	273	1,338,203
OSG Corp. (b)	136,900	1,337,209
Park24 Co., Ltd. (b)	171,913	1,829,431
Pioneer Corp. (a)(b)	92,200	321,166
Point, Inc.	22,330	1,013,056
Premier Investment Corp. (b)	433	1,985,145
Rengo Co., Ltd.	182,000	1,174,264
Rohto Pharmaceutical Co., Ltd. (b)	159,000	1,979,411
Ryohin Keikaku Co., Ltd. (b)	28,903	968,738
Sakai Chemical Industry Co., Ltd.	299,565	1,255,060
Sanden Corp. (b)	355,000	1,457,565
Sankyu, Inc.	248,000	970,745
Sanyo Shokai, Ltd. (b)	178,000	743,620
Sanyo Special Steel Co., Ltd. (a)(b)	194,937	956,717
Sapporo Holdings, Ltd.	140,000	655,255
Sato Corp. (b)	109,700	1,355,164
Seiren Co., Ltd.	182,200	1,105,762
Senshu Ikeda Holdings, Inc. (b)	456,300	682,757
Shima Seiki Manufacturing, Ltd. (b)	63,725	1,304,402
Shimachu Co., Ltd.	86,900	1,670,594
Shinsei Bank, Ltd. (a)	564,000	398,324
Shochiku Co., Ltd. (b)	422,000	2,874,288
Shoei Co., Ltd.	100,400	733,110
Sinfonia Technology Co., Ltd. (b)	413,000	840,436
SMK Corp. (b)	220,343	986,453
Star Micronics Co., Ltd.	59,100	577,276
Sumitomo Osaka Cement Co., Ltd.	856,793	1,466,620
Tadano, Ltd. (b)	138,526	689,811
Taiyo Yuden Co., Ltd. (b)	35,000	419,799
Takara Holdings, Inc. (b)	280,000	1,571,942
Takasago International Corp.	295,694	1,419,359
Takuma Co., Ltd. (a)(b)	239,000	549,294
The Bank of Nagoya, Ltd.	224,000	707,876
The Bank of Okinawa, Ltd. (b)	45,100	1,681,667
The Ehime Bank, Ltd.	624,000	1,658,224
The Eighteenth Bank, Ltd.	593,730	1,634,641
The Hokuetsu Bank, Ltd. (b)	843,000	1,513,646
The Michinoku Bank, Ltd.	577,000	1,257,050
The Minato Bank, Ltd.	699,000	1,112,844
The Miyazaki Bank, Ltd.	554,000	1,511,994
The Musashino Bank, Ltd.	36,900	1,136,506
The Oita Bank, Ltd.	367,000	1,203,711
The Tochigi Bank, Ltd.	232,000	977,544
The Tokyo Tomin Bank, Ltd.	40,700	447,729
Toagosei Co., Ltd.	514,818	2,175,374
TOC Co., Ltd. (b)	182,500	797,373
Toei Co., Ltd.	284,000	1,271,439
Toho Holdings Co., Ltd.	68,019	958,324
Toho Zinc Co., Ltd. (b)	214,000	860,713
Tokai Carbon Co., Ltd.	80,000	499,880
Tokai Tokyo Financial Holdings, Inc.	224,000	737,371
Tokuyama Corp.	123,000	624,276
Tokyo Dome Corp.	222,000	566,028
Tokyo Tatemono Co., Ltd. (b)	196,000	750,778
TOMONY Holdings, Inc. (a)	245,300	786,933
Topy Industries, Ltd.	669,381	1,474,337
Toyo Corp/Chuo-ku (b)	155,048	1,503,338
Toyo Tire & Rubber Co., Ltd. (b)	356,000	741,489
Toyobo Co., Ltd. (b)	910,788	1,460,924
Ulvac, Inc. (b)	42,600	757,764
Unitika, Ltd. (a)	924,000	774,240
Yamato Kogyo Co., Ltd.	23,300	563,953
Yaskawa Electric Corp. (b)	79,000	636,426
Yodogawa Steel Works, Ltd. (b)	372,000	1,531,817
Yokogawa Electric Corp.	89,200	606,483
Zenrin Co., Ltd. (b)	50,777	548,858

		165,565,218

NETHERLANDS — 2.1%
Aalberts Industries NV	81,583	1,345,436
AerCap Holdings NV (a)(b)	21,700	256,711
ASM International NV (a)	63,990	1,629,686
BinckBank NV	20,608	288,233
Crucell NV (a)	69,061	2,309,912
Draka Holding NV (a)	25,306	450,330
Exact Holding NV	44,332	1,122,685
KAS Bank NV	86,443	1,380,741
Koninklijke BAM Groep NV	49,415	320,442
Mediq NV	145,230	2,516,022
Ordina NV (a)	87,165	318,557
ProLogis European Properties (a)	49,374	298,269
VistaPrint NV (a)(b)	19,857	767,473

		13,004,497

NEW ZEALAND — 0.5%
Auckland International Airport, Ltd.	620,102	935,038
Fisher & Paykel Appliances Holdings, Ltd. (a)	913,385	382,949
Fisher & Paykel Healthcare Corp., Ltd.	659,324	1,440,348
Nuplex Industries, Ltd. (b)	115,078	271,712

		3,030,047

NORWAY — 1.7%
Deep Sea Supply PLC (a)	160,259	303,759
DNO International ASA (a)	878,698	1,353,413
Ekornes ASA	79,549	1,956,056
Norske Skogindustrier ASA (a)(b)	236,100	473,716
Norwegian Property ASA (a)	373,584	647,498
Petroleum Geo-Services ASA (a)	80,557	922,330
Prosafe Production Public, Ltd. (a)	116,088	295,364
ProSafe SE	78,889	487,921
Sevan Marine ASA (a)	256,783	263,965
Songa Offshore SE (a)	116,078	505,445
TGS Nopec Geophysical Co. ASA	42,140	608,404
Tomra Systems ASA	175,441	1,048,536
Veidekke ASA	234,239	1,799,931

		10,666,338

PORTUGAL — 0.4%
Altri SGPS SA (a)(b)	168,600	822,868
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	130,541	1,386,510

		2,209,378

SINGAPORE — 2.5%
Bukit Sembawang Estates, Ltd.	240,080	876,105
CapitaCommercial Trust (b)	818	920
China Yuchai International, Ltd. (b)	19,570	374,374
Ezra Holdings, Ltd. (b)	206,000	269,373

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Haw Par Corp., Ltd.	709,352	$3,117,083
Hong Leong Finance, Ltd.	1,537,656	3,588,858
Mapletree Logistics Trust (b)	3,577,965	2,366,541
Straits Asia Resources, Ltd. (b)	285,000	476,679
Suntec REIT	2,185,000	2,508,344
Verigy, Ltd. (a)(b)	57,030	463,654
Wing Tai Holdings, Ltd.	1,134,000	1,491,481

		15,533,412

SOUTH KOREA — 6.0%
Asiana Airlines (a)	139,205	1,150,021
Cheil Communications, Inc.	180,363	2,143,318
Daegu Bank	40,670	535,014
Daum Communications Corp. (a)	15,096	1,043,249
Dong-A Pharmaceutical Co., Ltd.	11,326	1,355,842
Dongbu Insurance Co., Ltd.	14,080	435,273
Eugene Investment & Securities Co., Ltd. (a)	510,223	324,413
Hana Tour Service, Inc.	21,761	982,847
Hanjin Heavy Industries & Construction Co., Ltd.	8,893	279,990
Hanmi Pharm Co., Ltd. (a)	7,917	798,470
Hansol Paper Co.	66,165	777,558
Hanwha Securities Co.	99,676	716,811
Hite Brewery Co., Ltd. (b)	7,755	863,745
Hotel Shilla Co., Ltd. (b)	53,552	1,533,412
Humax Co., Ltd.	39,508	472,953
Hyundai Development Co.	24,530	649,687
Hyundai Marine & Fire Insurance Co., Ltd.	73,027	1,421,793
Jeonbuk Bank	207,392	1,200,427
Korea Investment Holdings Co., Ltd.	12,780	392,282
Korea Kumho Petrochemical Co., Ltd. (a)	4,563	290,127
Korean Reinsurance Co.	105,196	1,047,117
LG International Corp.	57,671	1,942,176
LG Life Sciences, Ltd. (a)	20,841	1,036,338
LIG Insurance Co., Ltd.	49,686	967,357
Mando Corp. (a)	2,333	282,354
MegaStudy Co., Ltd.	4,792	708,556
Melfas, Inc. (a)	5,984	142,220
Meritz Fire & Marine Insurance Co., Ltd.	138,439	916,654
Meritz Securities Co., Ltd. (a)	653,823	564,802
Mirae Asset Securities Co., Ltd.	9,632	505,147
ORION Corp.	5,493	1,994,389
Poongsan Corp.	48,036	1,828,338
Samsung Fine Chemicals Co., Ltd.	24,325	1,361,048
Seoul Semiconductor Co., Ltd. (b)	10,208	388,535
SFA Engineering Corp.	36,757	1,213,682
SK Broadband Co., Ltd. (a)	78,586	374,925
SK Chemicals Co., Ltd.	26,177	1,524,361
STX Offshore & Shipbuilding Co., Ltd.	19,663	335,405
STX Pan Ocean Co., Ltd. (b)	45,047	478,026
Taekwang Industrial Co., Ltd.	383	400,047
Tong Yang Securities, Inc.	27,990	261,428
Woori Investment & Securities Co., Ltd.	25,160	460,062
Yuhan Corp.	8,773	1,427,223

		37,527,422

SPAIN — 1.6%
Amper, SA (a)(b)	109,568	620,767
Campofrio Food Group SA (b)	163,553	1,625,498
Construcciones y Auxiliar de Ferrocarriles SA	4,701	2,409,887
Ercros SA (a)	367,669	410,087
Faes Farma SA	174,514	771,919
Gamesa Corp. Tecnologica SA (a)(b)	63,982	448,533
Tubacex SA (a)(b)	217,652	763,646
Tubos Reunidos SA (a)(b)	260,043	710,022
Vidrala SA	57,803	1,613,765
Zeltia SA (a)(b)	86,494	376,680

		9,750,804

SWEDEN — 2.5%
Carnegie Investment Bank AB (b)(d)	59,625	0
Castellum AB	175,533	2,338,075
Haldex AB (a)	147,427	1,801,617
Intrum Justitia AB	95,489	1,095,977
JM AB	17,137	358,371
Kungsleden AB (b)	145,932	1,241,296
Lundin Petroleum AB (a)	78,280	660,034
New Wave Group AB (Class B)	184,470	1,151,130
Nobia AB (a)	45,327	332,012
PA Resources AB (a)	370,209	273,921
Q-Med AB	130,894	1,409,961
SAS AB (a)	55,262	205,266
TradeDoubler AB (a)	78,530	408,369
Trelleborg AB (Class B)	227,291	2,097,120
Wihlborgs Fastigheter AB (b)	84,851	2,338,570

		15,711,719

SWITZERLAND — 2.7%
Basilea Pharmaceutica AG (a)	8,210	514,727
Belimo Holding AG	2,178	3,542,497
Daetwyler Holding AG	27,996	1,931,450
Georg Fischer AG (a)	2,734	1,099,813
Kudelski SA	57,562	1,514,247
Kuoni Reisen Holding (Class B)	4,118	1,672,364
Meyer Burger Technology AG (a)	15,676	497,422
Mobimo Holding AG (a)	2,797	523,927
Nobel Biocare Holding AG	42,688	771,220
Petroplus Holdings AG (a)	43,594	531,901
Temenos Group AG (a)(b)	64,456	1,985,901
Valora Holding AG	7,537	1,936,421

		16,521,890

UNITED KINGDOM — 12.0%
Afren PLC (a)	329,245	573,820
Aveva Group PLC	23,321	537,642
Barratt Developments PLC (a)	323,380	503,213
Bellway PLC	81,413	738,954
Bodycote PLC	186,344	730,873
Booker Group PLC	682,214	516,554
Bovis Homes Group PLC (a)	159,098	956,697
Britvic PLC	201,792	1,542,858
BTG PLC (a)	136,894	491,836
Capital & Counties Properties PLC (a)	246,805	510,257

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Charter International PLC	52,602	$575,258
Chemring Group PLC	37,454	1,774,142
Connaught PLC (b)(d)	289,855	76,050
Cookson Group PLC (a)	88,655	764,173
CSR PLC (a)	82,947	469,242
Dairy Crest Group PLC	152,718	892,342
Debenhams PLC (a)	477,766	491,620
Dimension Data Holdings PLC	1,253,445	2,362,315
DS Smith PLC	288,739	679,763
DSG International PLC (a)	1,843,308	746,795
Elementis PLC	787,316	1,248,097
Enterprise Inns PLC (a)	157,129	265,431
Fenner PLC	310,849	1,137,399
Galiform PLC (a)	237,173	285,535
Galliford Try PLC	110,733	575,827
Game Group PLC	359,583	373,977
Gem Diamonds, Ltd. (a)	56,793	177,870
Great Portland Estates PLC	88,724	477,176
Helphire PLC (a)	331,562	193,316
Henderson Group PLC	446,233	873,342
Heritage Oil PLC	80,916	378,442
HMV Group PLC (b)	689,299	521,375
Hochschild Mining PLC	64,840	454,678
Hunting PLC	56,240	550,792
Imagination Technologies Group PLC (a)	56,986	342,492
Inchcape PLC (a)	147,434	724,394
Intermediate Capital Group PLC	150,680	709,951
International Personal Finance	253,438	1,077,494
Interserve PLC	161,253	511,381
ITE Group PLC	447,807	1,258,888
J.D. Wetherspoon PLC	138,979	961,862
Jardine Lloyd Thompson Group PLC	171,931	1,564,615
JKX Oil & Gas PLC	61,075	310,092
Jupiter Fund Management PLC (a)	166,395	680,423
Keller Group PLC	86,680	806,566
Kesa Electricals PLC	143,683	331,473
Kier Group PLC	51,080	953,829
Laird PLC	178,656	390,195
Lamprell PLC	66,733	374,783
Mcbride PLC	131,921	384,580
Melrose PLC	497,705	2,145,801
Michael Page International PLC	232,751	1,690,072
Micro Focus International PLC	84,335	506,995
Mitchells & Butlers PLC (a)	197,534	904,252
Mitie Group PLC	428,488	1,291,005
Morgan Crucible Co. PLC	267,187	919,958
Morgan Sindall PLC	58,001	607,797
N Brown Group PLC	220,439	806,936
National Express Group PLC (a)	180,528	689,286
Northern Foods PLC	825,219	611,179
Pace PLC	99,351	272,410
PayPoint PLC	92,210	413,028
Persimmon PLC (a)	89,839	565,424
Premier Farnell PLC	405,493	1,703,510
Premier Foods PLC (a)	1,267,436	324,949
Punch Taverns PLC (a)	208,187	289,350
PV Crystalox Solar PLC	357,524	283,102
Rank Group PLC	720,167	1,330,032
Redrow PLC (a)	265,257	517,892
Regus PLC	229,861	289,772
Restaurant Group PLC	293,527	1,221,568
RPS Group PLC	267,149	787,221
Salamander Energy PLC (a)	78,174	314,988
Senior PLC	581,796	1,273,428
Shaftesbury PLC	282,668	1,928,260
Shanks Group PLC	365,299	648,745
SIG PLC (a)	258,711	391,370
Spectris PLC	97,997	1,656,967
Spirent Communications PLC	294,611	658,768
SSL International PLC	173,348	3,163,215
St. James’s Place PLC	164,236	750,012
Stagecoach Group PLC	268,912	772,076
Taylor Wimpey PLC (a)	1,238,391	553,238
Telecity Group PLC (a)	67,836	529,670
Tullett Prebon PLC	222,694	1,394,562
Ultra Electronics Holdings PLC	45,048	1,209,613
Unite Group PLC (a)	252,169	874,210
Victrex PLC	135,121	2,716,907
Wellstream Holdings PLC	46,917	565,579
WH Smith PLC	147,506	1,053,418
Wincanton PLC	206,282	750,887
Yell Group PLC (a)(b)	1,116,240	259,800

		74,467,931

TOTAL COMMON STOCKS —
(Cost $640,880,537)		613,373,553

RIGHTS — 0.0% (f)
SINGAPORE — 0.0% (f)
Ezra Holdings, Ltd.(expiring 10/6/10) (a)(b)	40,599	16,204
Mapletree Logistics Trust (expiring 10/8/10) (a)	286,237	11,969

TOTAL RIGHTS —
(Cost $0)		28,173

WARRANTS — 0.0% (f)
CANADA — 0.0% (f)
Kinross Gold Corp. (expiring 9/17/14) (a)	463	1,986

ITALY — 0.0% (f)
Interpump Group SpA (expiring 10/31/12) (a)	51,560	47,161

TOTAL WARRANTS —
(Cost $2,206)		49,147

SHORT TERM INVESTMENTS — 8.8%
UNITED STATES — 8.8%
MONEY MARKET FUNDS — 8.8%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	54,714,094	54,714,094

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.26% (g)(i)	204,973	$204,973

TOTAL SHORT TERM INVESTMENTS —
(Cost $54,919,067)		54,919,067

TOTAL INVESTMENTS — 107.4%
(Cost $695,801,810)		668,369,940
OTHER ASSETS AND LIABILITIES — (7.4)%		(45,805,990)

NET ASSETS — 100.0%		$622,563,950

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at September 30, 2010.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.2% of net assets as of September 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Peace Mark (Holding), Ltd.’s value is determined based on Level 3 inputs and Carnegie Investment Bank AB’s and Connaught PLC’s values are determined based on Level 2 inputs. (Note 2)
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 17.6%
Abacus Property Group	6,562,789	$2,764,173
Astro Japan Property Group (a)	2,399,239	743,380
Bunnings Warehouse Property Trust (a)	1,441,115	2,574,439
CFS Retail Property Trust (a)	7,830,906	14,368,412
Charter Hall Office REIT	2,198,184	5,193,276
Charter Hall Retail REIT (a)	1,336,708	3,714,548
Commonwealth Property Office Fund (a)	8,314,486	7,406,462
Dexus Property Group	21,065,993	17,439,564
Goodman Group (a)	27,970,909	17,468,429
GPT Group	8,792,263	25,028,542
ING Industrial Fund	11,113,459	5,272,698
ING Office Fund	11,483,899	6,671,572
Westfield Group	10,311,933	122,410,341

		231,055,836

AUSTRIA — 2.2%
Atrium European Real Estate, Ltd.	888,705	4,945,251
CA Immobilien Anlagen AG (b)	372,123	5,308,836
Immofinanz AG (a)(b)	4,947,456	18,466,176

		28,720,263

BELGIUM — 1.0%
Befimmo S.C.A.	64,602	5,468,071
Cofinimmo	56,440	7,502,547

		12,970,618

CANADA — 9.0%
Artis REIT	152,157	2,051,305
Boardwalk REIT	112,354	5,147,573
Brookfield Asset Management, Inc. (Class A) (a)	2,427,515	68,765,985
Calloway REIT	214,271	5,046,340
Canadian Apartment Properties REIT	159,516	2,643,439
Canadian REIT	153,574	4,678,255
Chartwell Seniors Housing REIT	296,039	2,594,327
Extendicare REIT	183,522	1,833,699
First Capital Realty, Inc. (a)	283,445	4,282,690
H&R REIT	333,937	6,429,064
Primaris Retail REIT	158,685	3,019,478
RioCan REIT	560,704	12,527,500

		119,019,655

CHINA — 3.9%
Hongkong Land Holdings, Ltd. (a)	5,681,000	35,279,010
Kerry Properties, Ltd.	2,924,170	15,895,504

		51,174,514

FRANCE — 10.8%
Fonciere des Regions (a)	103,125	11,005,267
Gecina SA	99,121	11,772,846
Klepierre	444,827	17,179,899
SILIC (a)	44,454	5,747,820
Unibail-Rodamco SE	432,306	95,993,506

		141,699,338

GERMANY — 0.2%
IVG Immobilien AG (a)(b)	387,242	2,811,959

HONG KONG — 9.8%
Champion REIT	7,263,174	3,742,361
GZI REIT	3,427,000	1,717,208
Hang Lung Group, Ltd.	3,970,808	25,907,026
Hang Lung Properties, Ltd.	8,672,755	42,340,454
Hysan Development Co., Ltd.	2,899,847	10,384,345
Prosperity REIT	5,473,000	1,184,388
The Link REIT	10,433,760	30,912,057
Wheelock & Co., Ltd.	3,916,545	13,091,811

		129,279,650

ITALY — 0.3%
Beni Stabili SpA (a)	3,902,456	3,670,741

JAPAN — 17.4%
Aeon Mall Co., Ltd.	377,640	9,172,032
DA Office Investment Corp. (a)	1,220	3,176,323
Daibiru Corp.	272,300	2,014,381
Frontier Real Estate Investment Corp.	824	6,795,978
Fukuoka REIT Corp.	428	2,720,469
Global One Real Estate Investment Co., Ltd. (a)	457	3,336,964
Hankyu REIT, Inc.	402	1,828,585
Heiwa Real Estate Co., Ltd.	707,500	1,685,330
Japan Excellent, Inc.	665	3,323,408
Japan Hotel and Resort, Inc.	364	919,804
JAPAN OFFICE Investment Corp.	698	684,297
Japan Prime Realty Investment Corp. (a)	3,388	7,454,087
Japan Real Estate Investment Corp. (a)	2,319	21,069,200
Japan Retail Fund Investment Corp. (a)	7,998	11,249,282
Kenedix Realty Investment Corp.	1,105	4,179,794
Mitsui Fudosan Co., Ltd.	4,168,000	70,248,312
Mori Hills REIT Investment Corp.	868	2,188,183
Mori Trust Sogo REIT, Inc. (a)	812	6,852,526
Nippon Building Fund, Inc.	2,556	22,365,765
Nippon Commercial Investment Corp.	1,223	1,345,388
Nomura Real Estate Office Fund, Inc. (a)	1,373	7,617,734
NTT Urban Development Corp. (a)	5,146	4,324,266
Orix JREIT, Inc. (a)	1,184	5,768,351
Premier Investment Corp. (a)	624	2,860,809
Shoei Co., Ltd.	174,190	1,271,917
Tokyu Land Corp. (a)	2,164,000	8,962,701
Tokyu REIT, Inc. (a)	800	4,203,974
Top REIT, Inc.	733	4,106,344
United Urban Investment Corp. (a)	948	6,525,018

		228,251,222

NETHERLANDS — 2.5%
Corio NV	272,633	18,665,769
Eurocommercial Properties NV	167,220	7,761,821
VastNed Retail NV	86,547	5,898,840

		32,326,430

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

NEW ZEALAND — 0.7%
AMP NZ Office Trust (a)	3,653,995	$1,988,895
Goodman Property Trust (a)	3,482,743	2,433,645
ING Property Trust (a)	2,621,385	1,407,556
Kiwi Income Property Trust (a)	4,603,899	3,420,262

		9,250,358

SINGAPORE — 7.5%
Ascendas REIT (a)	6,986,357	11,631,978
Cambridge Industrial Trust (a)	4,093,298	1,696,010
CapitaCommercial Trust (a)	9,023,286	10,152,783
CapitaLand, Ltd. (a)	11,991,999	37,014,875
CapitaMall Trust	9,528,430	15,574,657
Frasers Commercial Trust (a)	11,262,642	1,327,183
Guocoland, Ltd. (a)	1,150,000	2,063,329
Mapletree Logistics Trust (a)	5,149,000	3,405,656
Singapore Land, Ltd.	499,000	2,674,535
Starhill Global REIT (a)	4,788,961	2,111,679
Suntec REIT (a)	8,074,834	9,269,776
United Industrial Corp., Ltd.	1,141,000	2,029,832

		98,952,293

SOUTH AFRICA — 0.8%
Capital Property Fund (a)	1,984,227	2,361,396
Fountainhead Property Trust	4,719,692	4,682,946
SA Corporate Real Estate Fund	3,777,237	1,673,524
Sycom Property Fund	493,302	1,534,164

		10,252,030

SPAIN — 0.0% (c)
Martinsa-Fadesa SA (b)(d)(e)	35,998	0

SWEDEN — 1.8%
Castellum AB	815,091	10,856,900
Fabege AB (a)	678,675	6,831,571
Kungsleden AB (a)	646,808	5,501,743

		23,190,214

SWITZERLAND — 2.2%
PSP Swiss Property AG (b)	164,514	12,233,934
Swiss Prime Site AG (b)	243,686	17,398,126

		29,632,060

UNITED KINGDOM — 12.0%
Big Yellow Group PLC	544,217	2,799,133
British Land Co. PLC	4,192,527	30,720,630
Capital & Counties Properties PLC (b)	2,722,735	5,629,120
Derwent London PLC	477,670	11,320,800
Grainger PLC	1,962,834	3,396,153
Great Portland Estates PLC (a)	1,481,597	7,968,337
Hammerson PLC	3,352,808	20,832,278
Land Securities Group PLC	3,627,164	36,608,980
Liberty International PLC	2,554,799	14,803,066
Segro PLC	3,479,361	14,967,988
Shaftesbury PLC	1,069,020	7,292,471
Workspace Group PLC	4,028,835	1,364,958

		157,703,914

TOTAL COMMON STOCKS —
(Cost $1,401,535,543)		1,309,961,095

RIGHTS — 0.0% (c)
SINGAPORE — 0.0% (c)
Mapletree Logistics Trust (expiring 10/08/10) (b) (Cost $0)	408,080	17,064

SHORT TERM INVESTMENTS — 8.5%
UNITED STATES — 8.5%
MONEY MARKET FUNDS — 8.5%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	112,065,820	112,065,820
State Street Institutional Liquid Reserves Fund 0.26% (g)(h)	185,468	185,468

TOTAL SHORT TERM INVESTMENTS —
(Cost $112,251,288)		112,251,288

TOTAL INVESTMENTS — 108.2%
(Cost $1,513,786,831)		1,422,229,447
OTHER ASSETS AND LIABILITIES — (8.2)%		(107,968,237)

NET ASSETS — 100.0%		$1,314,261,210

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Company has filed for insolvency.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 2.0%
AGL Energy, Ltd.	21,640	$338,809
Asciano Group (a)	137,077	218,996
Intoll Group	109,053	157,330
Macquarie Atlas Roads Group (a)	779	1,176
Transurban Group	67,893	326,715

		1,043,026

BRAZIL — 0.8%
Centrais Eletricas Brasileiras SA ADR	12,277	155,436
Companhia Energetica de Minas Gerais ADR (b)	17,871	292,906

		448,342

CANADA — 5.3%
Canadian Utilities, Ltd. (Class A)	4,015	195,144
Enbridge, Inc. (b)	17,924	941,584
Fortis, Inc. (b)	8,112	252,568
TransAlta Corp. (b)	10,265	219,739
TransCanada Corp. (b)	32,553	1,211,238

		2,820,273

FINLAND — 1.0%
Fortum Oyj	21,169	554,590

FRANCE — 8.1%
EDF SA	12,118	523,437
GDF Suez	78,790	2,824,635
Suez Environnement SA	17,508	323,871
Veolia Environnement	23,449	618,483

		4,290,426

GERMANY — 7.6%
E.ON AG	94,863	2,801,237
RWE AG	18,648	1,261,457

		4,062,694

HONG KONG — 3.4%
CLP Holdings, Ltd.	86,227	688,088
Hong Kong & China Gas Co., Ltd.	255,339	645,978
HongKong Electric Holdings, Ltd.	76,000	461,588

		1,795,654

ITALY — 5.7%
A2A SpA	75,697	116,259
Atlantia SpA	21,004	435,855
Enel SpA	332,922	1,777,116
Snam Rete Gas SpA	80,463	408,086
Terna Rete Elettrica Nationale SpA	71,855	305,816

		3,043,132

JAPAN — 9.8%
Chubu Electric Power Co., Inc. (b)	27,143	670,290
Electric Power Development Co., Ltd. (b)	8,000	240,364
Hokkaido Electric Power Co., Inc.	7,800	155,178
Hokuriku Electric Power Co. (b)	7,900	180,242
Kyushu Electric Power Co., Inc. (b)	16,918	385,991
Osaka Gas Co., Ltd. (b)	77,000	277,436
Shikoku Electric Power Co., Inc. (b)	8,235	236,088
The Chugoku Electric Power Co., Inc. (b)	13,075	257,775
The Kansai Electric Power Co., Inc. (b)	33,737	818,589
The Tokyo Electric Power Co., Inc. (b)	48,154	1,173,588
Tohoku Electric Power Co., Inc. (b)	17,908	395,717
Tokyo Gas Co., Ltd. (b)	96,000	435,528

		5,226,786

PORTUGAL — 1.1%
Brisa Auto- Estradas de Portugal SA (b)	21,693	140,080
EDP — Energias de Portugal SA	130,662	448,447

		588,527

SOUTH KOREA — 0.6%
Korea Electric Power Corp. ADR (a)	24,029	310,695

SPAIN — 5.4%
Abertis Infraestructuras SA	17,475	326,124
Enagas	8,621	174,952
Gas Natural SDG SA	17,477	260,905
Iberdrola Renovables SA	40,727	135,554
Iberdrola SA	255,111	1,965,331

		2,862,866

UNITED KINGDOM — 8.6%
Centrica PLC	244,217	1,244,949
International Power PLC	72,430	442,845
National Grid PLC	164,003	1,395,555
Pennon Group PLC	16,937	155,198
Scottish & Southern Energy PLC	45,614	803,602
Severn Trent PLC	11,037	228,011
United Utilities Group PLC	32,348	292,081

		4,562,241

UNITED STATES — 40.0%
Allegheny Energy, Inc. (b)	7,860	192,727
Alliant Energy Corp. (b)	5,175	188,111
Ameren Corp. (b)	11,294	320,750
American Electric Power Co., Inc.	22,561	817,385
American Water Works Co., Inc.	8,165	189,999
Aqua America, Inc. (b)	6,400	130,560
Calpine Corp. (a)	15,557	193,685
CenterPoint Energy, Inc.	19,990	314,243
CMS Energy Corp. (b)	10,764	193,967
Consolidated Edison, Inc. (b)	13,337	643,110
Constellation Energy Group, Inc.	9,453	304,765
Dominion Resources, Inc. (b)	27,926	1,219,249
DTE Energy Co.	8,018	368,267
Duke Energy Corp. (b)	62,397	1,105,051
Edison International (b)	15,435	530,810
El Paso Corp.	33,256	411,709
Entergy Corp.	8,855	677,673
EQT Corp. (b)	7,069	254,908
Exelon Corp.	31,318	1,333,520
FirstEnergy Corp. (b)	14,448	556,826
Integrys Energy Group, Inc. (b)	3,678	191,477
Kinder Morgan Management, LLC (a)	4,204	253,291
National Fuel Gas Co. (b)	3,859	199,935
NextEra Energy, Inc.	19,645	1,068,491
NiSource, Inc. (b)	13,233	230,254
Northeast Utilities	8,387	248,004
NRG Energy, Inc. (a)(b)	11,986	249,548
NSTAR (b)	4,977	195,845
OGE Energy Corp.	4,539	180,970
ONEOK, Inc.	4,951	222,993

See accompanying notes to financial statements.

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Pepco Holdings, Inc. (b)	10,398	$193,403
PG&E Corp. (b)	18,522	841,269
Pinnacle West Capital Corp. (b)	5,075	209,445
PPL Corp. (b)	22,882	623,077
Progress Energy, Inc.	13,869	616,061
Public Service Enterprise Group, Inc.	24,061	795,938
SCANA Corp. (b)	6,002	242,001
Sempra Energy	11,702	629,568
Spectra Energy Corp.	30,398	685,475
TECO Energy, Inc.	9,946	172,265
The AES Corp. (a)	37,902	430,188
The Southern Co.	39,377	1,466,399
The Williams Cos., Inc.	27,747	530,245
Wisconsin Energy Corp.	5,591	323,160
Xcel Energy, Inc. (b)	22,840	524,635

		21,271,252

TOTAL COMMON STOCKS —
(Cost $73,264,021)		52,880,504

SHORT TERM INVESTMENTS — 15.8%
UNITED STATES — 15.8%
MONEY MARKET FUNDS — 15.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	8,314,380	8,314,380
State Street Institutional Liquid Reserves Fund 0.26% (d)(e)	79,812	79,812

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,394,192)		8,394,192

TOTAL INVESTMENTS — 115.2%
(Cost $81,658,213)		61,274,696
OTHER ASSETS AND LIABILITIES — (15.2)%		(8,088,395)

NET ASSETS — 100.0%		$53,186,301

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at September 30, 2010.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 6.0%
Alumina, Ltd.	218,927	$383,677
Amcor, Ltd.	92,475	582,898
AMP, Ltd.	65,293	323,054
Australia & New Zealand Banking Group, Ltd.	43,214	990,818
BHP Billiton, Ltd.	96,547	3,637,371
BlueScope Steel, Ltd.	136,147	290,014
Boral, Ltd. (a)	136,542	609,473
Brambles, Ltd.	51,256	311,172
CFS Retail Property Trust (a)	160,825	295,087
Coca-Cola Amatil, Ltd.	67,036	777,593
Commonwealth Bank of Australia	33,798	1,674,534
CSL, Ltd.	20,038	641,229
Fortescue Metals Group, Ltd. (a)(b)	59,994	302,645
Foster’s Group, Ltd.	82,324	488,624
Insurance Australia Group, Ltd.	75,196	265,023
Intoll Group	276,163	398,418
Lend Lease Group	61,687	454,534
Macquarie Group, Ltd.	17,882	627,988
National Australia Bank, Ltd.	42,647	1,046,364
Newcrest Mining, Ltd.	17,066	655,513
Origin Energy, Ltd.	56,099	860,938
OZ Minerals, Ltd.	306,932	432,407
Qantas Airways, Ltd. (b)	175,114	473,056
QBE Insurance Group, Ltd. (a)	25,377	424,100
Rio Tinto, Ltd. (a)	9,245	687,205
Santos, Ltd.	49,978	619,891
Sonic Healthcare, Ltd. (a)	25,718	273,916
Suncorp-Metway, Ltd.	64,151	559,028
Toll Holdings, Ltd.	70,801	452,450
Transurban Group	60,449	290,893
Wesfarmers, Ltd.	492	15,668
Wesfarmers, Ltd. PPS	12,804	410,232
Westfield Group	41,934	497,788
Westpac Banking Corp.	49,167	1,106,362
Woodside Petroleum, Ltd.	18,397	781,630
Woolworths, Ltd.	34,322	958,419

		23,600,012

AUSTRIA — 0.4%
Erste Group Bank AG	13,908	557,654
OMV AG	7,048	264,218
Raiffeisen International Bank-Holding AG (a)	9,403	439,025
Telekom Austria AG	14,406	217,125

		1,478,022

BELGIUM — 0.6%
Ageas	111,391	319,349
Anheuser-Busch InBev NV	15,202	895,526
Anheuser-Busch InBev NV — VVPR Strip (b)	8,694	36
Delhaize Group	3,177	230,741
Dexia SA (a)(b)	45,979	202,874
Fortis VVPR Strip (b)	5,332	7
KBC Groep NV (b)	9,118	409,598
Solvay SA	2,816	300,825
UCB SA (a)	4,737	164,358

		2,523,314

BRAZIL — 3.5%
Banco Bradesco SA ADR (a)	63,860	1,301,467
Companhia de Bebidas das Americas Preference Shares ADR (a)	8,879	1,099,043
Companhia Energetica de Minas Gerais ADR (a)	49,084	804,487
Companhia Siderurgica Nacional SA ADR (a)	44,543	787,075
Gerdau SA ADR	50,076	681,534
Itau Unibanco Holding SA Preference Shares ADR	90,690	2,192,884
Petroleo Brasileiro SA ADR (a)	107,777	3,537,241
Tele Norte Leste Participacoes SA ADR (a)	17,910	252,173
Vale SA ADR Preference Shares (a)	105,204	2,919,411

		13,575,315

CANADA — 7.4%
Agnico-Eagle Mines, Ltd. (a)	3,192	227,611
Agrium, Inc.	5,223	393,055
Bank of Montreal (a)	17,213	998,030
Bank of Nova Scotia (a)	25,840	1,383,373
Barrick Gold Corp.	27,554	1,277,178
Brookfield Asset Management, Inc. (Class A) (a)	17,600	498,568
Brookfield Properties Corp.	29,453	461,383
Cameco Corp. (a)	11,786	328,586
Canadian Imperial Bank of Commerce (a)	10,678	777,027
Canadian National Railway Co. (a)	15,690	1,006,387
Canadian Natural Resources, Ltd.	32,009	1,110,494
Canadian Pacific Railway, Ltd. (a)	7,024	430,403
Canadian Tire Corp., Ltd. (Class A)	5,239	292,630
Cenovus Energy, Inc.	22,090	637,172
Enbridge, Inc. (a)	14,373	755,043
EnCana Corp. (a)	22,987	696,657
Enerplus Resources Fund	9,251	238,974
Gildan Activewear, Inc. (a)(b)	12,325	347,698
Goldcorp, Inc.	21,579	940,275
Husky Energy, Inc. (a)	11,913	290,552
IGM Financial, Inc. (a)	9,952	405,511
Imperial Oil, Ltd. (a)	13,365	507,970
Kinross Gold Corp.	14,359	270,145
Loblaw Cos., Ltd.	9,502	377,635
Manulife Financial Corp. (a)	41,865	529,715
National Bank of Canada (a)	9,063	573,632
Nexen, Inc.	11,552	233,101
Onex Corp.	16,025	451,609
Penn West Energy Trust	12,666	254,592
Potash Corp. of Saskatchewan, Inc. (a)	9,346	1,343,707
Research In Motion, Ltd. (b)	14,554	710,782
Rogers Communications, Inc. (Class B) (a)	14,190	532,687
Royal Bank of Canada (a)	33,985	1,775,363
Shaw Communications, Inc. (a)	15,206	335,885
Shoppers Drug Mart Corp. (a)	9,545	372,086
SNC-Lavalin Group, Inc. (a)	12,522	642,060

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Sun Life Financial, Inc. (a)	16,902	$443,536
Suncor Energy, Inc.	34,681	1,132,537
Talisman Energy, Inc.	37,224	653,148
Teck Resources, Ltd. (Class B)	21,101	870,492
TELUS Corp. (Non-Voting) (a)	7,706	327,590
Thomson Reuters Corp. (a)	16,714	630,207
TMX Group, Inc. (a)	7,294	224,896
Toronto-Dominion Bank (a)	20,853	1,513,385
TransAlta Corp. (a)	18,177	389,108
TransCanada Corp. (a)	17,281	642,994

		29,235,469

CHILE — 0.4%
Empresa Nacional de Electricidad SA ADR	15,250	823,957
Enersis SA ADR	30,090	707,416

		1,531,373

CHINA — 2.1%
Bank of China, Ltd.	1,736,760	910,528
Bank of Communications Co., Ltd. (a)	348,100	376,206
China Construction Bank Corp.	1,362,000	1,193,013
China COSCO Holdings Co., Ltd. (b)	319,600	361,049
China Life Insurance Co., Ltd.	248,000	979,132
China Petroleum & Chemical Corp.	618,000	547,692
China Shenhua Energy Co., Ltd.	59,500	246,026
China Telecom Corp., Ltd.	708,000	388,510
Huaneng Power International, Inc.	496,000	308,594
Industrial & Commercial Bank of China	1,241,000	923,972
PetroChina Co., Ltd.	622,000	723,498
Ping An Insurance Group Co. of China, Ltd.	61,000	622,321
Tencent Holdings, Ltd.	25,000	546,166
Zijin Mining Group Co., Ltd.	370,000	314,561

		8,441,268

DENMARK — 0.8%
A P Moller — Maersk A/S	59	493,945
Danske Bank A/S (b)	24,648	595,576
DSV A/S	15,842	323,881
Novo-Nordisk A/S (Class B)	14,723	1,463,211
Vestas Wind Systems A/S (a)(b)	6,582	248,391

		3,125,004

FINLAND — 1.3%
Elisa Oyj (b)	10,132	233,073
Fortum Oyj	15,094	395,436
Kesko Oyj (Class B)	6,079	285,653
Kone Oyj (Class B)	11,159	577,379
Metso Oyj	13,693	628,482
Neste Oil Oyj (a)	9,679	151,430
Nokia Oyj	35,165	353,814
Outokumpu Oyj	17,607	350,220
Sampo Oyj (Class A)	16,125	436,095
Stora Enso Oyj	41,095	406,746
UPM-Kymmene Oyj	25,927	444,922
Wartsila Oyj (a)	9,693	633,458
YIT Oyj	1	24

		4,896,732

FRANCE — 6.7%
Accor SA	7,273	265,951
Air France-KLM (b)	18,635	286,206
Air Liquide SA	8,344	1,019,402
Alcatel-Lucent (a)(b)	145,775	491,560
Alstom SA	6,484	331,240
AXA SA	41,202	721,393
BNP Paribas	25,711	1,831,202
Bouygues SA	6,920	297,445
Cap Gemini SA	4,772	239,742
Carrefour SA	17,227	926,974
Credit Agricole SA	23,133	362,078
Danone SA	16,248	973,226
Edenred (b)	7,035	139,549
Essilor International SA	10,057	692,944
France Telecom SA	53,798	1,164,104
GDF Suez	30,636	1,098,306
Hermes International (a)	2,937	671,607
L’Oreal SA	8,086	910,498
Lagardere SCA	5,512	215,629
LVMH Moet Hennessy Louis Vuitton SA	6,582	966,867
Neopost SA (a)	2,690	200,476
Pernod — Ricard SA (a)	5,653	472,696
Peugeot SA (b)	12,689	427,273
PPR	4,192	679,597
Publicis Groupe SA (a)	7,242	344,456
Renault SA (b)	12,900	664,731
Sanofi-Aventis	28,132	1,877,085
Schneider Electric SA (a)	7,247	920,205
Societe Generale	16,994	980,209
Sodexo	4,299	279,364
Technip SA	4,473	360,225
Total SA	57,891	2,987,836
Unibail-Rodamco SE	1,973	438,104
Vallourec SA	2,914	289,891
Veolia Environnement	10,081	265,893
Vinci SA	14,429	724,313
Vivendi SA	35,135	961,725

		26,480,002

GERMANY — 5.3%
Adidas AG	9,509	589,499
Allianz SE	12,518	1,416,726
BASF SE	26,045	1,644,673
Bayer AG	20,864	1,456,933
Commerzbank AG (a)(b)	51,719	429,289
Daimler AG (b)	25,512	1,618,155
Deutsche Bank AG (c)	15,298	838,422
Deutsche Boerse AG	7,348	490,991
Deutsche Lufthansa AG (b)	11,321	208,417
Deutsche Post AG	30,230	549,098
Deutsche Telekom AG	84,359	1,155,701
E.ON AG	50,663	1,496,043
Fresenius Medical Care AG & Co. KGaA	8,499	525,667
Linde AG	3,995	520,746
MAN SE	4,415	481,948
Merck KGaA	3,124	262,802
Metro AG	5,573	363,295

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Muenchener Rueckversicherungs- Gesellschaft AG	6,521	$904,491
RWE AG	14,046	950,151
Salzgitter AG	1,850	120,005
SAP AG	26,397	1,307,610
Siemens AG	22,999	2,431,167
ThyssenKrupp AG	11,083	361,922
TUI AG (b)	30,685	375,973
Volkswagen AG (a)	3,124	344,731
Volkswagen AG Preference Shares	498	60,189

		20,904,644

GREECE — 0.1%
Hellenic Telecommunications Organization SA ADR (a)	36,584	129,141
National Bank of Greece SA ADR (a)(b)	176,307	400,217

		529,358

HONG KONG — 3.7%
Bank of East Asia, Ltd.	199,214	842,975
Cheung Kong Holdings, Ltd.	61,000	924,052
China Merchants Holdings International Co., Ltd. (a)	127,082	461,628
China Mobile, Ltd.	185,000	1,893,324
China Overseas Land & Investment, Ltd.	124,000	262,273
China Resources Enterprise, Ltd.	124,000	561,444
Citic Pacific, Ltd.	124,000	282,718
CNOOC, Ltd.	558,217	1,081,459
COSCO Pacific, Ltd.	240,594	361,982
Esprit Holdings, Ltd.	49,741	269,746
Hang Lung Properties, Ltd.	124,000	605,369
Henderson Land Development Co., Ltd.	62,950	448,010
Hong Kong & China Gas Co., Ltd.	310,562	785,686
Hong Kong Exchanges and Clearing, Ltd.	50,000	984,130
Hutchison Whampoa, Ltd.	59,000	550,237
Li & Fung, Ltd.	124,000	697,212
Mongolia Energy Co., Ltd. (b)	365,000	151,394
New World Development Co., Ltd.	370,901	747,229
Shangri-La Asia, Ltd.	124,000	282,080
Sun Hung Kai Properties, Ltd.	61,440	1,060,511
Swire Pacific, Ltd.	62,000	853,746
The Link REIT	158,972	470,986

		14,578,191

HUNGARY — 0.3%
MOL Hungarian Oil and Gas NyRt (a)(b)	3,804	399,926
Richter Gedeon NyRt	3,675	852,741

		1,252,667

INDIA — 2.3%
Dr. Reddy’s Laboratories, Ltd. ADR (a)	23,744	765,032
HDFC Bank, Ltd. ADR (a)	8,668	1,598,119
ICICI Bank, Ltd. ADR	27,871	1,389,369
Infosys Technologies, Ltd. ADR (a)	20,823	1,401,596
Reliance Industries, Ltd. GDR (b)(d)	36,780	1,640,388
Tata Motors, Ltd. ADR (a)	82,092	2,094,167

		8,888,671

INDONESIA — 0.7%
Astra International Tbk PT	240,500	1,527,882
Bank Rakyat Indonesia Tbk PT	837,550	938,432
Telekomunikasi Indonesia Tbk PT	339,500	349,961

		2,816,275

IRELAND — 0.1%
CRH PLC	6,588	108,287
Elan Corp. PLC (b)	32,244	181,625

		289,912

ISRAEL — 0.7%
Bank Hapoalim BM (b)	119,987	550,310
Bank Leumi Le-Israel BM (b)	109,552	509,986
Teva Pharmaceutical Industries, Ltd. ADR	28,011	1,477,580

		2,537,876

ITALY — 2.1%
Assicurazioni Generali SpA	28,678	578,264
Atlantia SpA	18,795	390,016
Banca Monte dei Paschi di Siena SpA (a)(b)	181,352	251,543
Banca Popolare di Milano Scarl	47,617	227,524
Enel SpA	168,251	898,113
Eni SpA	68,560	1,481,659
Fiat SpA	44,442	686,810
Finmeccanica SpA	13,614	161,975
Intesa Sanpaolo SpA	229,862	747,647
Mediaset SpA	34,745	246,656
Mediobanca SpA (b)	19,628	182,750
Pirelli & C. SpA	73,404	598,261
Saipem SpA	12,380	496,557
Telecom Italia SpA	404,240	565,665
UBI Banca ScpA	28,884	280,365
UniCredit SpA	148,826	380,551

		8,174,356

JAPAN — 14.5%
Aeon Co., Ltd. (a)	18,100	194,130
Aisin Seiki Co., Ltd.	12,700	395,868
Asahi Breweries, Ltd.	18,500	369,823
Asahi Glass Co., Ltd. (a)	62,000	631,578
Asahi Kasei Corp. (a)	62,000	341,393
Astellas Pharma, Inc. (a)	18,700	674,892
Bridgestone Corp.	18,500	336,827
Canon, Inc.	24,800	1,156,284
Central Japan Railway Co. (a)	62	455,686
Chubu Electric Power Co., Inc. (a)	24,600	607,491
Credit Saison Co., Ltd.	17,800	237,788
Daiichi Sankyo Co., Ltd. (a)	24,700	502,042
Daikin Industries, Ltd.	18,700	702,873
Daiwa Securities Group, Inc. (a)	60,000	242,040
Denso Corp. (a)	12,400	367,369
East Japan Railway Co. (a)	12,400	748,097
Eisai Co., Ltd. (a)	6,200	216,636
Electric Power Development Co., Ltd. (a)	6,200	186,282

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Elpida Memory, Inc. (a)(b)	24,400	$280,393
Fanuc, Ltd.	6,200	788,916
FUJIFILM Holdings Corp. (a)	18,700	618,931
Fujitsu, Ltd. (a)	62,000	434,905
Furukawa Electric Co., Ltd. (a)	62,000	233,038
Hankyu Hanshin Holdings, Inc. (a)	62,000	297,606
Hitachi, Ltd. (a)	123,000	537,407
Hokuhoku Financial Group, Inc.	124,000	227,101
Honda Motor Co., Ltd. (a)	43,300	1,535,766
Hoya Corp.	12,400	302,059
Inpex Holdings, Inc.	59	277,556
ITOCHU Corp. (a)	62,500	571,582
Japan Real Estate Investment Corp. (a)	62	563,299
Japan Retail Fund Investment Corp. (a)	248	348,815
Japan Tobacco, Inc.	127	422,472
JFE Holdings, Inc. (a)	18,700	571,476
JS Group Corp.	12,100	237,104
JSR Corp.	12,400	210,922
JX Holdings, Inc.	112,208	650,092
Kajima Corp. (a)	62,000	149,174
Kamigumi Co., Ltd.	63,000	467,560
KDDI Corp. (a)	62	296,493
Keihin Electric Express Railway Co., Ltd. (a)	61,423	593,349
Kintetsu Corp. (a)	123,000	415,202
Kobe Steel, Ltd. (a)	124,000	290,927
Komatsu, Ltd.	31,200	723,792
Konica Minolta Holdings, Inc.	31,000	302,059
Kubota Corp. (a)	63,000	576,155
Kyocera Corp. (a)	6,200	585,564
Makita Corp.	6,000	190,113
Marubeni Corp.	63,000	355,949
Marui Group Co., Ltd. (a)	37,100	277,562
Mitsubishi Chemical Holdings Corp. (a)	62,000	314,676
Mitsubishi Corp.	43,400	1,029,153
Mitsubishi Electric Corp. (a)	62,000	532,870
Mitsubishi Estate Co., Ltd.	61,618	1,001,643
Mitsubishi Heavy Industries, Ltd. (a)	123,000	453,483
Mitsubishi UFJ Financial Group, Inc. (a)	240,300	1,118,945
Mitsui & Co., Ltd. (a)	62,100	923,249
Mitsui Chemicals, Inc. (a)	62,000	166,986
Mitsui Mining & Smelting Co., Ltd. (a)	127,000	363,335
Mizuho Financial Group, Inc.	337,000	492,147
MS&AD Insurance Group Holdings, Inc. (a)	18,800	431,405
Murata Manufacturing Co., Ltd. (a)	6,200	326,550
NEC Corp.	62,000	164,759
Nidec Corp. (a)	6,200	550,682
Nippon Steel Corp. (a)	187,000	635,719
Nippon Telegraph & Telephone Corp.	12,300	536,671
Nippon Yusen KK (a)	62,000	253,819
Nissan Motor Co., Ltd. (a)	61,800	539,289
Nitto Denko Corp. (a)	12,300	480,722
NKSJ Holdings, Inc. (b)	58,938	369,685
Nomura Holdings, Inc.	67,400	325,947
NTT Data Corp. (a)	62	195,856
NTT DoCoMo, Inc. (a)	498	828,609
Obayashi Corp. (a)	62,000	246,397
ORIX Corp. (a)	6,860	523,902
Osaka Gas Co., Ltd. (a)	123,000	443,177
Panasonic Corp.	61,600	833,967
Resona Holdings, Inc. (a)	18,500	165,867
Rohm Co., Ltd. (a)	6,300	388,377
Secom Co., Ltd.	6,200	279,794
Seven & I Holdings Co., Ltd.	24,900	583,007
Sharp Corp. (a)	62,000	616,735
Shin-Etsu Chemical Co., Ltd. (a)	12,300	598,510
Softbank Corp. (a)	24,300	794,390
Sony Corp.	31,000	957,757
Sumitomo Chemical Co., Ltd. (a)	62,000	271,630
Sumitomo Corp. (a)	30,900	397,994
Sumitomo Electric Industries, Ltd.	24,700	300,989
Sumitomo Metal Industries, Ltd. (a)	124,000	313,191
Sumitomo Mitsui Financial Group, Inc. (a)	18,500	538,568
T&D Holdings, Inc. (a)	6,050	126,011
Takeda Pharmaceutical Co., Ltd. (a)	24,800	1,138,473
TDK Corp. (a)	6,200	345,475
Teijin, Ltd. (a)	123,000	406,368
Terumo Corp. (a)	12,300	652,250
The 77 Bank, Ltd. (a)	124,697	631,396
The Bank of Yokohama, Ltd. (a)	62,000	289,442
The Chiba Bank, Ltd. (a)	59,000	343,943
The Joyo Bank, Ltd. (a)	62,000	270,146
The Kansai Electric Power Co., Inc. (a)	31,100	754,605
The Shizuoka Bank, Ltd. (a)	62,000	533,613
The Sumitomo Trust & Banking Co., Ltd. (a)	62,000	310,223
The Tokyo Electric Power Co., Inc. (a)	43,100	1,050,414
Tokio Marine Holdings, Inc. (a)	18,500	498,707
Tokyo Electron, Ltd. (a)	6,200	310,594
Tokyo Gas Co., Ltd. (a)	123,000	558,020
Tokyu Corp.	62,000	273,857
Toppan Printing Co., Ltd. (a)	62,000	484,630
Toray Industries, Inc. (a)	62,000	345,104
Toshiba Corp. (a)	62,000	299,832
Toyota Motor Corp.	74,000	2,655,638
Toyota Tsusho Corp.	19,300	284,163
West Japan Railway Co. (a)	123	440,821
Yahoo! Japan Corp. (a)	803	277,215
Yamada Denki Co., Ltd.	3,630	225,083
Yamaha Corp.	23,800	276,062
Yamaha Motor Co., Ltd. (a)(b)	24,700	370,470

		57,143,445

LUXEMBOURG — 0.2%
ArcelorMittal (a)	20,244	667,713

MEXICO — 1.0%
America Movil SAB de CV (a)	548,820	1,475,059
Cemex SAB de CV (a)(b)	396,525	340,795
Fomento Economico Mexicano SAB de CV (a)	57,698	295,093

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Grupo Financiero Banorte SAB de CV	128,611	$490,584
Grupo Modelo SAB de CV	73,361	408,043
Grupo Televisa SA de CV (Series CPO) (a)	113,721	433,877
Telefonos de Mexico SA de CV	431,419	324,652

		3,768,103

NETHERLANDS — 3.1%
Aegon NV (b)	17,239	103,435
Akzo Nobel NV	9,386	579,887
ASML Holding NV	14,807	442,900
European Aeronautic Defence and Space Co. NV (b)	14,512	362,457
Heineken NV	7,837	406,993
ING Groep NV (b)	75,775	787,240
James Hardie Industries SE (b)	76,101	412,635
Koninklijke (Royal) KPN NV	59,072	914,919
Koninklijke Ahold NV	40,214	542,853
Koninklijke DSM NV	8,093	415,205
Koninklijke Philips Electronics NV	35,765	1,125,693
Reed Elsevier NV	30,203	381,407
Royal Dutch Shell PLC (Class A)	102,353	3,090,277
SBM Offshore NV	12,368	234,699
TNT NV	15,778	424,556
Unilever NV	50,412	1,508,933
Wolters Kluwer NV	14,306	300,771

		12,034,860

NORWAY — 0.7%
DnB NOR ASA	80,861	1,105,311
Norsk Hydro ASA (a)	74,404	451,033
StatoilHydro ASA	28,809	603,611
Telenor ASA	23,917	376,141
Yara International ASA (a)	6,128	278,346

		2,814,442

POLAND — 0.1%
Telekomunikacja Polska SA GDR (a)	81,339	502,268

PORTUGAL — 0.2%
Banco Comercial Portugues SA (a)	250,169	218,238
Portugal Telecom, SGPS SA	46,261	618,293

		836,531

RUSSIA — 1.2%
LUKOIL ADR	18,311	1,038,234
Mechel OAO ADR	29,582	736,592
OAO Gazprom ADR	73,271	1,537,958
OJSC Mobile TeleSystems ADR	28,855	612,591
Tatneft ADR (c)	22,913	716,948
Tatneft ADR (c)	989	30,946

		4,673,269

SINGAPORE — 1.3%
CapitaLand, Ltd.	123,000	379,655
DBS Group Holdings, Ltd.	62,800	672,235
Fraser and Neave, Ltd.	121,000	597,940
Singapore Exchange, Ltd. (a)	123,000	843,471
Singapore Press Holdings, Ltd. (a)	185,000	597,750
Singapore Telecommunications, Ltd.	493,000	1,176,888
United Overseas Bank, Ltd.	62,470	870,073

		5,138,012

SOUTH AFRICA — 1.5%
Anglo Platinum, Ltd. (a)(b)	4,875	462,036
AngloGold Ashanti, Ltd.	12,841	595,348
Discovery Holdings, Ltd.	1	6
FirstRand, Ltd.	120,713	371,435
Gold Fields, Ltd.	29,231	442,595
Harmony Gold Mining Co., Ltd.	25,512	285,324
Impala Platinum Holdings, Ltd.	18,541	478,525
MTN Group, Ltd.	43,871	792,588
Naspers, Ltd.	12,695	620,343
Sanlam, Ltd.	118,717	447,680
Sasol, Ltd.	18,592	834,072
Standard Bank Group, Ltd.	38,722	616,283
Telkom SA, Ltd.	20,159	111,283

		6,057,518

SOUTH KOREA — 3.2%
Hana Financial Group, Inc.	19,620	580,728
Hyundai Development Co.	9,560	253,201
Hyundai Heavy Industries	1,831	525,896
Hyundai Mobis	4,867	1,096,969
Hyundai Motor Co.	3,916	525,453
KB Financial Group, Inc.	13,762	591,395
Kia Motors Corp.	41,090	1,326,123
Korea Electric Power Corp. ADR (b)	17,408	225,085
KT Corp. ADR (a)	12,517	256,098
KT&G Corp.	4,750	283,271
LG Electronics, Inc.	4,750	400,329
NHN Corp. (b)	1,669	286,888
POSCO ADR	9,056	1,032,203
Samsung C&T Corp.	8,577	467,870
Samsung Electronics Co., Ltd. GDR (c)	10	3,430
Samsung Electronics Co., Ltd. GDR (c)	6,022	2,065,546
Samsung Fire & Marine Insurance Co., Ltd.	1,758	300,645
Samsung Heavy Industries Co., Ltd.	13,510	357,226
Samsung Securities Co., Ltd.	5,554	316,119
Shinhan Financial Group Co., Ltd.	10,724	410,526
Shinsegae Co., Ltd.	467	246,145
SK Energy Co., Ltd.	4,277	545,760
SK Holdings Co., Ltd.	3,741	388,782
SK Telecom Co., Ltd. ADR	14,406	251,673

		12,737,361

SPAIN — 3.0%
Abertis Infraestructuras SA	21,409	399,541
Acciona SA	2,396	202,672
Acerinox SA (a)	21,410	381,584
ACS, Actividades de Construccion y Servicios SA (a)	10,483	524,155
Banco Bilbao Vizcaya Argentaria SA	70,536	953,810
Banco Popular Espanol SA (a)	58,598	371,991
Banco Santander SA	184,091	2,341,559
Ferrovial SA	33,005	309,056
Gamesa Corp. Tecnologica SA (a)(b)	12,700	89,031

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Gas Natural SDG SA	19,305	$288,194
Iberdrola SA	109,938	846,943
Indra Sistemas SA (a)	26,208	500,551
Industria de Diseno Textil SA	9,580	762,091
Mapfre SA	68,506	208,747
Repsol YPF SA	27,333	705,068
Telefonica SA	122,286	3,032,555

		11,917,548

SWEDEN — 2.3%
Assa Abloy AB (Class B)	16,145	407,790
Atlas Copco AB (Class B)	37,141	654,467
Hennes & Mauritz AB (Class B)	26,878	974,797
Husqvarna AB (Class B) (a)	74,886	555,201
Nordea Bank AB	95,600	997,113
Sandvik AB	33,266	510,564
Securitas AB (Class B)	20,064	216,423
Skandinaviska Enskilda Banken AB (Class A) (a)	96,143	713,943
Skanska AB (Class B)	20,000	366,983
SKF AB (Class B)	19,443	447,759
Svenska Handelsbanken AB (Class A)	17,088	560,837
Tele2 AB (Class B)	24,914	523,781
Telefonaktiebolaget LM Ericsson (Class B)	88,031	967,869
TeliaSonera AB	59,050	479,029
Volvo AB ADR (Class A) (b)	54,002	755,405

		9,131,961

SWITZERLAND — 5.8%
ABB, Ltd. (b)	59,849	1,268,717
Adecco SA	4,979	261,704
Credit Suisse Group AG	26,331	1,131,994
Geberit AG	1,847	330,851
Givaudan SA	487	500,484
Holcim, Ltd.	7,787	502,953
Kuehne & Nagel International AG	6,068	732,918
Logitech International SA (a)(b)	22,382	392,220
Nestle SA	109,124	5,847,425
Nobel Biocare Holding AG	10,039	181,369
Novartis AG	56,978	3,286,463
Roche Holding AG	19,576	2,689,083
SGS SA	257	417,745
Swiss Reinsurance Co., Ltd.	8,410	370,937
Syngenta AG	3,413	853,119
The Swatch Group AG	2,000	756,845
UBS AG (b)	86,016	1,468,598
Xstrata PLC	42,539	816,462
Zurich Financial Services AG	3,895	918,183

		22,728,070

TAIWAN — 2.0%
AU Optronics Corp. ADR (b)	82,071	858,463
Hon Hai Precision Industry Co., Ltd. GDR (c)	271,656	2,086,318
Hon Hai Precision Industry Co., Ltd. GDR (c)	132,429	1,017,055
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	252,065	2,555,939
United Microelectronics Corp. ADR (a)	443,136	1,231,918

		7,749,693

THAILAND — 0.6%
Bangkok Bank PCL	361,376	1,922,973
PTT PCL	50,377	491,321

		2,414,294

TURKEY — 0.3%
Akbank TAS	138,280	846,056
Turkiye Is Bankasi (c)	101,832	432,968

		1,279,024

UNITED KINGDOM — 13.8%
3i Group PLC	72,539	327,490
Anglo American PLC	39,773	1,582,840
AstraZeneca PLC	39,863	2,031,160
BAE Systems PLC	94,809	511,397
Barclays PLC	287,635	1,357,953
BG Group PLC	97,519	1,718,805
BHP Billiton PLC	48,113	1,535,284
BP PLC	535,926	3,612,825
British American Tobacco PLC	53,053	1,985,105
British Land Co. PLC	64,840	475,113
British Sky Broadcasting Group PLC	39,840	442,912
BT Group PLC	96,026	211,845
Burberry Group PLC	49,494	811,124
Capita Group PLC	25,905	320,854
Centrica PLC	186,336	949,888
Cobham PLC	86,046	313,216
Compass Group PLC	74,510	622,876
Diageo PLC	76,421	1,319,850
Experian PLC	43,563	475,721
FirstGroup PLC	53,823	307,706
G4S PLC	64,590	259,134
GlaxoSmithKline PLC	138,916	2,746,150
Hammerson PLC	55,105	342,389
HSBC Holdings PLC	468,635	4,763,166
ICAP PLC	67,334	457,843
Imperial Tobacco Group PLC	28,574	854,161
Inchcape PLC (b)	43	211
Intercontinental Hotels Group PLC	30,107	538,948
International Power PLC	50,574	309,215
J Sainsbury PLC	58,193	358,274
Land Securities Group PLC	30,516	307,998
Lloyds Banking Group PLC (b)	290,884	339,748
Marks & Spencer Group PLC	51,783	316,688
National Grid PLC	122,714	1,044,213
Next PLC	10,365	361,943
Old Mutual PLC	367,140	803,013
Pearson PLC	27,835	432,264
Prudential PLC	38,058	381,721
Reckitt Benckiser Group PLC	19,742	1,089,142
Reed Elsevier PLC	40,529	343,597
Rio Tinto PLC	36,060	2,114,398
Rolls-Royce Group PLC (b)	57,099	543,009
Royal Bank of Scotland Group PLC (b)	680,974	506,601
Royal Dutch Shell PLC (Class B)	74,502	2,180,124

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

RSA Insurance Group PLC	100,855	$207,718
SABMiller PLC	25,974	833,127
Scottish & Southern Energy PLC	31,104	547,973
Severn Trent PLC	17,957	370,969
Smith & Nephew PLC	38,611	353,195
Smiths Group PLC	15,640	300,429
Standard Chartered PLC	31,640	910,413
Standard Life PLC	94,481	344,218
Tesco PLC	222,801	1,488,622
The Sage Group PLC	58,893	256,416
Tullow Oil PLC	6,100	122,462
Unilever PLC	38,338	1,112,204
United Utilities Group PLC	27,133	244,993
Vodafone Group PLC	1,494,150	3,698,892
Whitbread PLC	22,192	567,916
Wolseley PLC (b)	15,419	388,513
WPP PLC	38,852	431,316

		54,487,290

TOTAL COMMON STOCKS —
(Cost $417,028,204)		390,939,863

RIGHTS — 0.0% (e)
GERMANY — 0.0% (e)
Deutsche Bank AG (expiring 10/5/10) (b)(c) (Cost $0)	15,298	74,141

WARRANTS — 0.0% (e)
HONG KONG — 0.0% (e)
Henderson Land Development (expiring 06/1/11) (b)	12,800	3,693

ITALY — 0.0% (e)
Mediobanca Spa (expiring 3/18/11) (b)	15,365	514
UBI Banca ScpA (expiring 6/30/11) (b)	21,885	272

		786

TOTAL WARRANTS —
(Cost $0)		4,479

SHORT TERM INVESTMENTS — 11.5%
UNITED STATES — 11.5%
MONEY MARKET FUNDS — 11.5%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	45,034,661	45,034,661
State Street Institutional Liquid Reserves Fund 0.26% (g)(h)	445,786	445,786

TOTAL SHORT TERM INVESTMENTS —
(Cost $45,480,447)		45,480,447

TOTAL INVESTMENTS — 110.8%
(Cost $462,508,651)		436,498,930
OTHER ASSETS AND LIABILITIES — (10.8)%		(42,589,923)

NET ASSETS — 100.0%		$393,909,007

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.4% of net assets as of September 30, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AIR FREIGHT & LOGISTICS — 0.3%
Yamato Holdings Co., Ltd.	3,880	$46,909

AIRLINES — 0.3%
All Nippon Airways Co., Ltd. (a)(b)	11,000	40,687

AUTO COMPONENTS — 2.6%
Aisin Seiki Co., Ltd.	1,168	36,407
Bridgestone Corp.	3,903	71,061
Denso Corp. (a)	2,747	81,384
FCC Co., Ltd. (a)	884	19,026
Futaba Industrial Co., Ltd. (a)(b)	508	3,272
Keihin Corp.	556	11,434
NGK Spark Plug Co., Ltd. (a)	2,160	28,881
NHK Spring Co., Ltd.	1,340	11,084
Nifco, Inc. (a)	1,028	24,673
Nissin Kogyo Co., Ltd. (a)	616	9,844
NOK Corp. (a)	1,116	19,410
Showa Corp. (b)	2,112	12,565
Stanley Electric Co., Ltd. (a)	744	11,845
Sumitomo Rubber Industries, Inc. (a)	1,908	18,614
Tokai Rika Co., Ltd.	120	2,028
Toyo Tire & Rubber Co., Ltd. (a)	2,851	5,938
Toyota Boshoku Corp.	100	1,663
Toyota Industries Corp.	1,172	31,271

		400,400

AUTOMOBILES — 7.3%
Daihatsu Motor Co., Ltd.	1,464	19,575
Fuji Heavy Industries, Ltd. (a)	6,347	40,419
Honda Motor Co., Ltd.	8,674	307,650
Isuzu Motors, Ltd.	9,651	37,199
Mazda Motor Corp.	6,123	14,732
Mitsubishi Motors Corp. (a)(b)	27,173	35,454
Nissan Motor Co., Ltd. (a)	11,862	103,512
Suzuki Motor Corp. (a)	2,192	46,076
Toyota Motor Corp. (a)	13,477	483,649
Yamaha Motor Co., Ltd. (a)(b)	1,316	19,739

		1,108,005

BEVERAGES — 1.2%
Asahi Breweries, Ltd.	2,584	51,655
Ito En, Ltd. (a)	1,556	25,536
Kirin Holdings Co., Ltd.	6,207	88,045
Takara Holdings, Inc. (a)	2,479	13,918

		179,154

BUILDING PRODUCTS — 1.4%
Aica Kogyo Co., Ltd.	2,284	26,028
Asahi Glass Co., Ltd. (a)	6,299	64,166
Daikin Industries, Ltd. (a)	1,532	57,583
JS Group Corp.	1,872	36,683
TOTO, Ltd. (a)	4,444	30,428

		214,888

CAPITAL MARKETS — 1.2%
Daiwa Securities Group, Inc. (a)	8,482	34,216
JAFCO Co., Ltd. (a)	312	7,361
Mizuko Securities Co., Ltd. (a)	5,587	12,774
Nomura Holdings, Inc. (a)	16,476	79,678
OKASAN SECURITIES GROUP, Inc.	3,107	10,376
SBI Holdings, Inc. (a)	160	20,053
Tokai Tokyo Financial Holdings, Inc.	3,967	13,059

		177,517

CHEMICALS — 4.4%
Asahi Kasei Corp. (a)	5,859	32,262
Daicel Chemical Industries, Ltd. (a)	2,055	13,825
DIC Corp.	6,391	11,246
Hitachi Chemical Co., Ltd.	976	18,202
JSR Corp.	1,360	23,133
Kaneka Corp.	3,224	19,335
Kansai Paint Co., Ltd.	4,092	34,827
Kuraray Co., Ltd.	3,471	43,793
Mitsubishi Chemical Holdings Corp. (a)	6,623	33,614
Mitsubishi Gas Chemical Co., Inc.	3,268	18,973
Mitsui Chemicals, Inc. (a)	4,843	13,044
Nissan Chemical Industries, Ltd.	2,416	27,214
Nitto Denko Corp. (a)	784	30,641
Shin-Etsu Chemical Co., Ltd. (a)	2,420	117,756
Showa Denko K.K.	6,723	12,876
Sumitomo Chemical Co., Ltd. (a)	8,674	38,002
Taiyo Nippon Sanso Corp. (a)	4,180	35,525
Teijin, Ltd. (a)	7,367	24,339
Tokai Carbon Co., Ltd.	1,828	11,422
Toray Industries, Inc. (a)	7,758	43,182
Tosoh Corp. (a)	5,599	15,080
Ube Industries, Ltd.	8,543	18,918
Zeon Corp. (a)	3,132	25,944

		663,153

COMMERCIAL BANKS — 8.3%
Chuo Mitsui Trust Holdings, Inc.	5,981	19,832
Fukuoka Financial Group, Inc. (a)	7,000	27,987
Hokuhoku Financial Group, Inc. (a)	9,658	17,688
Mitsubishi UFJ Financial Group, Inc. (a)	87,900	409,302
Mizuho Financial Group, Inc.	75,000	109,528
Mizuho Trust & Banking Co., Ltd. (a)(b)	10,370	8,689
Resona Holdings, Inc. (a)	3,200	28,691
Shinsei Bank, Ltd. (a)(b)	9,726	6,869
Sumitomo Mitsui Financial Group, Inc. (a)	5,600	163,026
Suruga Bank, Ltd.	1,496	13,180
The 77 Bank, Ltd. (a)	3,803	19,256
The Awa Bank, Ltd. (a)	3,731	25,814
The Bank of Kyoto, Ltd.	1,916	15,527
The Bank of Yokohama, Ltd. (a)	7,947	37,100
The Chiba Bank, Ltd. (a)	6,063	35,345
The Chugoku Bank, Ltd.	1,504	18,273
The Hachijuni Bank, Ltd.	4,719	24,629
The Hiroshima Bank, Ltd. (a)	5,811	23,650
The Hyakugo Bank, Ltd.	5,147	22,119
The Iyo Bank, Ltd. (a)	4,180	33,874
The Joyo Bank, Ltd. (a)	5,155	22,461
The Juroku Bank, Ltd. (a)	4,883	16,133
The Musashino Bank, Ltd. (a)	520	16,016
The Nanto Bank, Ltd. (a)	3,391	19,768
The Nishi-Nippon City Bank, Ltd.	7,799	22,312
The Shizuoka Bank, Ltd. (a)	3,363	28,944

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

The Sumitomo Trust & Banking Co., Ltd. (a)	9,634	$48,205
Yamaguchi Financial Group, Inc.	2,076	19,557

		1,253,775

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Aeon Delight Co., Ltd.	200	3,739
Dai Nippon Printing Co., Ltd. (a)	3,739	45,607
Daiseki Co., Ltd. (a)	400	7,527
Nissha Printing Co., Ltd. (a)	236	5,359
Park24 Co., Ltd. (a)	1,100	11,706
Secom Co., Ltd.	1,368	61,735
Toppan Printing Co., Ltd. (a)	4,299	33,604

		169,277

COMMUNICATIONS EQUIPMENT — 0.0% (c)
Aiphone Co., Ltd.	200	3,165

COMPUTERS & PERIPHERALS — 1.6%
Fujitsu, Ltd.	11,498	80,654
NEC Corp.	12,918	34,328
Seiko Epson Corp.	1,276	19,322
Toshiba Corp.	23,633	114,289

		248,593

CONSTRUCTION & ENGINEERING — 1.1%
Chiyoda Corp.	1,688	13,801
COMSYS Holdings Corp. (a)	2,000	18,314
JGC Corp. (a)	2,460	42,669
Kajima Corp. (a)	7,595	18,274
Maeda Corp. (a)	4,855	13,134
Obayashi Corp. (a)	5,679	22,569
Shimizu Corp.	4,559	16,863
Taisei Corp. (a)	9,995	20,579

		166,203

CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp. (b)	9,607	11,270

CONSUMER FINANCE — 0.6%
Acom Co., Ltd.	12	181
Aeon Credit Service Co., Ltd.	1,040	11,192
Aiful Corp. (a)(b)	1,331	1,179
Credit Saison Co., Ltd.	1,264	16,886
Orient Corp. (a)(b)	4,501	3,125
ORIX Corp. (a)	626	47,808
Promise Co., Ltd. (a)	764	5,725
Takefuji Corp. (a)	1,054	50

		86,146

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Kaisha, Ltd. (a)	1,048	18,867

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc.	992	13,644

DIVERSIFIED CONSUMER SERVICES — 0.2%
Benesse Holdings, Inc. (a)	628	30,220

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
Nippon Telegraph & Telephone Corp.	6,300	274,880

ELECTRIC UTILITIES — 4.2%
Chubu Electric Power Co., Inc. (a)	3,963	97,865
Hokkaido Electric Power Co., Inc.	1,328	26,420
Hokuriku Electric Power Co. (a)	1,412	32,215
Kyushu Electric Power Co., Inc. (a)	2,376	54,210
Shikoku Electric Power Co., Inc. (a)	1,572	45,068
The Chugoku Electric Power Co., Inc. (a)	1,748	34,462
The Kansai Electric Power Co., Inc. (a)	4,811	116,733
The Okinawa Electric Power Co., Inc.	136	6,325
The Tokyo Electric Power Co., Inc. (a)	6,767	164,922
Tohoku Electric Power Co., Inc. (a)	2,843	62,822

		641,042

ELECTRICAL EQUIPMENT — 2.4%
Fuji Electric Holdings Co., Ltd. (a)	6,099	15,988
Fujikura, Ltd.	4,107	20,550
Furukawa Electric Co., Ltd. (a)	3,899	14,655
Mitsubishi Electric Corp. (a)	11,974	102,913
Nidec Corp. (a)	964	85,622
Panasonic Electric Works, Co., Ltd.	4,151	55,005
Sumitomo Electric Industries, Ltd.	3,887	47,366
Ushio, Inc.	1,136	19,106

		361,205

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.3%
Alps Electric Co., Ltd. (a)	1,868	15,295
Canon Electronics, Inc.	100	2,552
Citizen Holdings Co., Ltd. (a)	3,103	18,609
FUJIFILM Holdings Corp. (a)	2,927	96,878
Hamamatsu Photonics K.K. (a)	668	21,773
Hirose Electric Co., Ltd. (a)	408	41,073
Hitachi, Ltd. (a)	16,933	73,983
Horiba, Ltd. (a)	504	12,301
Hoya Corp.	2,732	66,550
Ibiden Co., Ltd.	996	25,264
Keyence Corp. (a)	440	95,648
Kyocera Corp.	992	93,690
Murata Manufacturing Co., Ltd. (a)	1,328	69,945
Nippon Electric Glass Co., Ltd.	1,548	21,087
Oki Electric Industry Co., Ltd. (a)(b)	12,166	10,631
OMRON Corp. (a)	1,480	33,590
Shimadzu Corp. (a)	3,312	25,452
TDK Corp. (a)	996	55,499
Yaskawa Electric Corp.	1,604	12,922
Yokogawa Electric Corp.	1,864	12,674

		805,416

FOOD & STAPLES RETAILING — 1.6%
Aeon Co., Ltd. (a)	4,503	48,296
Cawachi, Ltd.	548	9,669
FamilyMart Co., Ltd. (a)	952	34,107
Izumiya Co., Ltd.	2,740	10,004
Lawson, Inc.	400	18,315
Seven & I Holdings Co., Ltd.	4,639	108,617
UNY Co., Ltd. (a)	2,000	15,801

		244,809

FOOD PRODUCTS — 1.0%
Ajinomoto Co., Inc.	4,003	39,148
Hokuto Corp. (a)	500	11,186
Kikkoman Corp. (a)	2,256	24,872
MEIJI Holdings Co., Ltd. (a)	400	18,817

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Nissin Food Products Co., Ltd. (a)	640	$23,098
Sakata Seed Corp. (a)	1,584	21,066
Yakult Honsha Co., Ltd. (a)	464	14,319

		152,506

GAS UTILITIES — 0.9%
Osaka Gas Co., Ltd. (a)	13,150	47,380
Saibu Gas Co., Ltd.	10,273	29,882
Tokyo Gas Co., Ltd. (a)	13,873	62,939

		140,201

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Nakanishi, Inc.	200	22,145
Olympus Corp. (a)	492	12,874
Sysmex Corp.	200	13,862
Terumo Corp. (a)	956	50,695

		99,576

HEALTH CARE PROVIDERS & SERVICES — 0.4%
MEDIPAL HOLDINGS Corp. (a)	1,192	15,139
Miraca Holdings, Inc. (a)	636	22,497
Suzuken Co., Ltd. (a)	632	20,903

		58,539

HOTELS, RESTAURANTS & LEISURE — 0.3%
Oriental Land Co., Ltd. (a)	404	37,624
Round One Corp. (a)	800	2,921

		40,545

HOUSEHOLD DURABLES — 3.6%
Casio Computer Co., Ltd. (a)	2,248	16,657
Funai Electric Co., Ltd. (a)	495	14,446
Haseko Corp. (b)	9,139	7,330
Panasonic Corp.	11,981	162,204
Pioneer Corp. (b)	2,260	7,872
Sangetsu Co., Ltd.	176	3,832
Sanyo Electric Co., Ltd. (a)(b)	11,422	18,868
Sekisui Chemical Co., Ltd.	3,079	18,613
Sekisui House, Ltd.	3,679	33,029
Sharp Corp. (a)	5,519	54,899
Sony Corp. (a)	6,311	194,981
Sumitomo Forestry Co., Ltd.	1,268	8,879

		541,610

HOUSEHOLD PRODUCTS — 0.3%
Unicharm Corp. (a)	1,032	41,507

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Electric Power Development Co., Ltd. (a)	840	25,238

INDUSTRIAL CONGLOMERATES — 0.4%
Hankyu Hanshin Holdings, Inc. (a)	8,486	40,733
Keihan Electric Railway Co., Ltd. (a)	5,747	25,385

		66,118

INSURANCE — 1.8%
MS&AD Insurance Group Holdings, Inc. (a)	3,736	85,730
NKSJ Holdings, Inc. (b)	9,000	56,452
T&D Holdings, Inc. (a)	1,310	27,285
Tokio Marine Holdings, Inc. (a)	3,947	106,400

		275,867

INTERNET & CATALOG RETAIL — 0.4%
DeNA Co., Ltd. (a)	600	18,882
Rakuten, Inc. (a)	51	37,301

		56,183

INTERNET SOFTWARE & SERVICES — 0.2%
Yahoo! Japan Corp. (a)	106	36,594

IT SERVICES — 0.6%
CSK Holdings Corp. (a)(b)	756	2,715
IT Holdings Corp.	832	8,983
Itochu Techno-Solutions Corp. (a)	608	19,840
Net One Systems Co., Ltd. (a)	15	20,290
Nomura Research Institute, Ltd. (a)	300	5,634
NTT Data Corp. (a)	8	25,272
Otsuka Corp.	112	7,427
TKC Corp.	400	7,685

		97,846

LEISURE EQUIPMENT & PRODUCTS — 1.2%
Namco Bandai Holdings, Inc.	2,332	21,606
Nikon Corp. (a)	1,940	35,948
Roland Corp.	300	3,423
Sankyo Co., Ltd. (a)	640	33,862
Sega Sammy Holdings, Inc. (a)	2,131	32,549
Shimano, Inc.	592	31,322
Yamaha Corp.	1,292	14,986

		173,696

MACHINERY — 5.3%
Amada Co., Ltd.	1,527	10,455
Amano Corp. (a)	1,336	10,843
Fanuc, Ltd. (a)	1,180	150,148
Fuji Machine Manufacturing Co., Ltd.	100	1,492
Glory, Ltd.	1,044	25,469
Hitachi Construction Machinery Co., Ltd.	100	2,161
IHI Corp.	10,311	19,748
JTEKT Corp.	1,508	13,881
Kawasaki Heavy Industries, Ltd. (a)	8,978	25,470
Komatsu, Ltd.	5,539	128,496
Komori Corp. (a)	788	9,150
Kubota Corp. (a)	3,663	33,499
Kurita Water Industries, Ltd.	976	27,070
Makita Corp.	976	30,925
Minebea Co., Ltd.	3,255	16,754
Mitsubishi Heavy Industries, Ltd. (a)	18,676	68,856
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	6,567	14,857
Mori Seiki Co., Ltd. (a)	868	8,073
NGK Insulators, Ltd. (a)	2,320	38,519
NSK, Ltd. (a)	2,463	16,687
NTN Corp.	2,495	10,752
OKUMA Corp. (b)	1,648	9,094
OSG Corp.	1,112	10,862
SMC Corp.	420	55,353
Sumitomo Heavy Industries, Ltd.	3,795	19,534
The Japan Steel Works, Ltd.	1,708	16,070
THK Co., Ltd.	1,100	20,594
Toshiba Machine Co., Ltd.	1,944	6,702

		801,514

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

MARINE — 0.6%
Kawasaki Kisen Kaisha, Ltd. (a)	4,759	$17,888
Mitsui OSK Lines, Ltd. (a)	5,491	34,508
Nippon Yusen KK (a)	7,995	32,730

		85,126

MEDIA — 0.5%
Dentsu, Inc. (a)	1,600	37,041
Jupiter Telecommunications Co.	16	17,237
Toho Co., Ltd.	1,352	21,735
Tokyo Broadcasting System, Inc.	100	1,286

		77,299

METALS & MINING — 3.0%
Daido Steel Co., Ltd. (a)	3,199	15,547
Dowa Holdings Co., Ltd.	1,767	10,512
JFE Holdings, Inc. (a)	3,347	102,285
Kobe Steel, Ltd.	17,645	41,398
Mitsubishi Materials Corp. (a)(b)	8,027	23,061
Mitsui Mining & Smelting Co., Ltd. (a)	4,839	13,844
Nippon Steel Corp. (a)	27,755	94,355
Nisshin Steel Co., Ltd. (a)	6,951	12,398
Sumitomo Metal Industries, Ltd. (a)	24,340	61,476
Sumitomo Metal Mining Co., Ltd. (a)	3,575	54,562
Tokyo Steel Manufacturing Co., Ltd.	1,144	13,489
Yodogawa Steel Works, Ltd. (a)	3,963	16,319

		459,246

MULTILINE RETAIL — 0.7%
Isetan Mitsukoshi Holdings, Ltd.	2,441	25,333
J Front Retailing Co., Ltd. (a)	3,778	17,547
Marui Group Co., Ltd. (a)	2,616	19,571
Ryohin Keikaku Co., Ltd. (a)	236	7,910
Takashimaya Co., Ltd. (a)	3,332	25,686
The Daiei, Inc. (a)(b)	1,402	5,723

		101,770

OFFICE ELECTRONICS — 3.1%
Brother Industries, Ltd. (a)	1,932	23,844
Canon, Inc.	7,658	357,049
Konica Minolta Holdings, Inc.	4,075	39,706
Ricoh Co., Ltd. (a)	3,555	50,087

		470,686

OIL, GAS & CONSUMABLE FUELS — 1.1%
Cosmo Oil Co., Ltd.	5,927	15,467
Inpex Holdings, Inc.	6	28,226
JX Holdings, Inc.	18,900	109,500
TonenGeneral Sekiyu K.K.	1,547	14,314

		167,507

PAPER & FOREST PRODUCTS — 0.3%
Nippon Paper Group, Inc. (a)	800	20,005
OJI Paper Co., Ltd. (a)	5,839	25,791

		45,796

PERSONAL PRODUCTS — 1.0%
Kao Corp. (a)	3,339	81,297
Mandom Corp. (a)	1,116	30,017
Shiseido Co., Ltd. (a)	1,932	43,339

		154,653

PHARMACEUTICALS — 4.9%
Astellas Pharma, Inc. (a)	2,871	103,616
Chugai Pharmaceutical Co., Ltd. (a)	1,716	31,510
Daiichi Sankyo Co., Ltd. (a)	4,251	86,404
Dainippon Sumitomo Pharma Co., Ltd. (a)	960	8,033
Eisai Co., Ltd. (a)	1,140	39,833
Hisamitsu Pharmaceutical Co., Inc. (a)	504	20,573
Kissei Pharmaceutical Co., Ltd. (a)	2,000	38,832
Kyowa Hakko Kirin Co., Ltd.	1,833	18,146
Mitsubishi Tanabe Pharma Corp.	2,000	32,559
Mochida Pharmaceutical Co., Ltd.	2,000	20,517
Nichi-iko Pharmaceutical Co., Ltd.	200	6,938
Ono Pharmaceutical Co., Ltd. (a)	432	18,797
SANTEN PHARMACEUTICAL Co., Ltd. (a)	956	33,083
Seikagaku Corp.	800	8,657
Shionogi & Co., Ltd. (a)	1,996	36,508
Takeda Pharmaceutical Co., Ltd. (a)	5,055	232,056
Torii Pharmaceutical Co., Ltd.	200	3,723
Tsumura & Co.	100	3,107

		742,892

PROFESSIONAL SERVICES — 0.1%
MEITEC Corp. (a)(b)	912	16,932

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.5%
Daikyo, Inc. (a)(b)	4,256	5,757
Daito Trust Construction Co., Ltd. (a)	764	45,635
Daiwa House Industry Co., Ltd.	4,363	43,870
Heiwa Real Estate Co., Ltd.	4,356	10,376
Leopalace21 Corp. (a)(b)	1,044	1,737
Mitsubishi Estate Co., Ltd. (a)	8,111	131,850
Mitsui Fudosan Co., Ltd.	3,923	66,119
Sumitomo Realty & Development Co., Ltd.	1,843	38,056
Tokyo Tatemono Co., Ltd. (a)	2,540	9,730
Tokyu Land Corp. (a)	4,664	19,317

		372,447

ROAD & RAIL — 3.9%
Central Japan Railway Co. (a)	10	73,498
East Japan Railway Co. (a)	2,400	144,793
Keihin Electric Express Railway Co., Ltd. (a)	4,355	42,069
Keisei Electric Railway Co., Ltd. (a)	3,147	20,191
Kintetsu Corp. (a)	12,038	40,636
Nagoya Railroad Co., Ltd.	9,362	27,568
Nankai Electric Railway Co., Ltd.	6,111	26,627
Nippon Express Co., Ltd. (a)	6,555	24,874
Odakyu Electric Railway Co., Ltd. (a)	3,483	32,187
Sotetsu Holdings, Inc. (a)	8,254	36,557
Tobu Railway Co., Ltd. (a)	7,007	40,344
Tokyu Corp.	6,391	28,229
West Japan Railway Co. (a)	15	53,759

		591,332

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Advantest Corp. (a)	1,316	26,166

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Dainippon Screen Manufacturing Co., Ltd. (a)(b)	4,364	$22,462
Disco Corp. (a)	384	22,064
Elpida Memory, Inc. (a)(b)	2,176	25,005
Rohm Co., Ltd. (a)	576	35,509
Sanken Electric Co., Ltd. (a)	3,404	10,961
Shinko Electric Industries Co., Ltd. (a)	592	6,541
SUMCO Corp. (a)(b)	1,046	16,302
Tokyo Electron, Ltd.	1,140	57,109

		222,119

SOFTWARE — 1.6%
Konami Corp. (a)	792	13,975
Nintendo Co., Ltd.	748	186,776
NSD Co., Ltd.	932	10,565
Square Enix Co., Ltd.	896	20,067
Trend Micro, Inc.	368	10,973

		242,356

SPECIALTY RETAIL — 1.5%
Aoyama Trading Co., Ltd. (a)	984	15,878
Autobacs Seven Co., Ltd.	180	6,862
Culture Convenience Club Co., Ltd. (a)	1,532	6,565
Fast Retailing Co., Ltd.	176	24,776
Hikari Tsushin, Inc.	184	3,456
Nitori Co., Ltd.	510	42,612
Sanrio Co., Ltd.	548	10,463
Shimachu Co., Ltd.	884	16,994
Shimamura Co., Ltd.	332	30,799
USS Co., Ltd.	410	30,576
Yamada Denki Co., Ltd. (a)	610	37,824

		226,805

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Asics Corp. (a)	2,064	21,025
Gunze, Ltd. (a)	4,223	14,508
Nisshinbo Industries, Inc.	1,584	15,870
ONWARD HOLDINGS Co., Ltd.	1,580	12,388
The Japan Wool Textile Co., Ltd.	2,031	15,584
Toyobo Co., Ltd.	9,302	14,921

		94,296

TOBACCO — 0.7%
Japan Tobacco, Inc.	31	103,123

TRADING COMPANIES & DISTRIBUTORS — 4.3%
Hanwa Co., Ltd. (a)	3,207	12,592
Inaba Denki Sangyo Co., Ltd.	956	23,780
ITOCHU Corp. (a)	8,266	75,595
Iwatani Corp.	7,451	21,584
Marubeni Corp.	10,402	58,771
Mitsubishi Corp. (a)	7,807	185,129
Mitsui & Co., Ltd. (a)	10,202	151,675
Sojitz Corp.	8,528	15,312
Sumitomo Corp. (a)	6,475	83,398
Toyota Tsusho Corp. (a)	1,039	15,298

		643,134

TRANSPORTATION INFRASTRUCTURE — 0.3%
Kamigumi Co., Ltd.	2,395	17,774
Mitsubishi Logistics Corp. (a)	2,216	26,553

		44,327

WIRELESS TELECOMMUNICATION SERVICES — 2.7%
KDDI Corp. (a)	23	109,989
NTT DoCoMo, Inc. (a)	100	166,388
Softbank Corp. (a)	3,915	127,985

		404,362

TOTAL COMMON STOCKS —
(Cost $19,840,723)		15,032,973

SHORT TERM INVESTMENTS — 28.7%
UNITED STATES — 28.7%
MONEY MARKET FUNDS — 28.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,289,364	4,289,364
State Street Institutional Liquid Reserves Fund 0.26% (e)(f)	47,675	47,675

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,337,039)		4,337,039

TOTAL INVESTMENTS — 128.1%
(Cost $24,177,762)		19,370,012
OTHER ASSETS AND LIABILITIES — (28.1)%		(4,250,745)

NET ASSETS — 100.0%		$15,119,267

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Amount represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.3%
JAPAN — 99.3%
AIR FREIGHT & LOGISTICS — 0.3%
Kintetsu World Express, Inc. (a)	7,300	$171,970

AUTO COMPONENTS — 5.0%
Ahresty Corp.	8,100	64,187
FCC Co., Ltd. (a)	12,113	260,704
Futaba Industrial Co., Ltd. (b)	14,394	92,698
Kayaba Industry Co., Ltd. (a)	49,902	280,751
Keihin Corp.	10,541	216,776
Musashi Seimitsu Industry Co., Ltd.	9,052	211,943
Nifco, Inc. (a)	13,079	313,902
Nippon Seiki Co., Ltd.	11,939	124,621
Nissan Shatai Co., Ltd. (a)	17,000	122,911
Nissin Kogyo Co., Ltd. (a)	12,134	193,906
Press Kogyo Co., Ltd. (a)(b)	40,569	142,773
Showa Corp. (b)	16,639	98,989
Takata Corp. (a)	7,500	188,622
The Yokohama Rubber Co., Ltd. (a)	35,986	180,490
Tokai Rika Co., Ltd. (a)	10,700	180,852
Topre Corp.	18,634	138,517
Toyo Tire & Rubber Co., Ltd. (a)	47,372	98,668
Toyota Boshoku Corp. (a)	10,000	166,268
TS Tech Co., Ltd. (a)	9,000	149,533
Unipres Corp. (a)	9,100	150,432

		3,377,543

BEVERAGES — 0.7%
Ito En, Ltd. (a)	13,300	218,270
Mikuni Coca-Cola Bottling Co., Ltd.	29,445	256,948

		475,218

BIOTECHNOLOGY — 0.0%(c)
AnGes MG, Inc. (b)	28	29,696

BUILDING PRODUCTS — 2.9%
Aica Kogyo Co., Ltd.	29,819	339,809
Bunka Shutter Co., Ltd. (a)	54,577	141,767
Central Glass Co., Ltd. (a)	55,309	219,806
Nichias Corp. (a)	39,000	169,464
Nitto Boseki Co., Ltd. (a)	84,020	191,092
Noritz Corp. (a)	16,465	309,433
Sankyo-Tateyama Holdings, Inc. (a)(b)	130,467	160,858
Sanwa Holdings Corp. (a)	66,910	197,831
Sekisui Jushi Corp.	23,938	242,131

		1,972,191

CAPITAL MARKETS — 1.5%
JAFCO Co., Ltd. (a)	5,900	139,202
Japan Asia Investment Co., Ltd. (b)	58,000	34,714
kabu.com Securities Co., Ltd (a)	1,400	5,346
Matsui Securities Co., Ltd (a)	18,300	102,300
Mito Securities Co., Ltd.	52,129	99,216
Monex Group, Inc. (a)	299	100,573
OKASAN SECURITIES GROUP, Inc.	36,447	121,723
Sparx Group Co., Ltd. (a)(b)	1,309	112,034
Tokai Tokyo Financial Holdings, Inc.	63,721	209,759
Toyo Securities Co., Ltd.	53,457	79,987

		1,004,854

CHEMICALS — 7.5%
ADEKA Corp.	26,213	265,770
Asahi Organic Chemicals Industry Co., Ltd.	48,540	112,722
C. Uyemura & Co., Ltd.	3,276	120,389
Chugoku Marine Paints, Ltd.	15,000	107,194
DIC Corp.	111,000	195,320
Fujikura Kasei Co., Ltd.	22,838	141,883
Fujimi, Inc. (a)	7,273	112,133
Ishihara Sangyo Kaisha, Ltd. (b)	123,811	85,959
KUREHA Corp. (a)	33,000	173,414
Lintec Corp.	13,308	292,954
Nihon Parkerizing Co., Ltd.	14,401	187,554
Nippon Paint Co., Ltd. (a)	39,000	262,832
Nippon Shokubai Co., Ltd.	22,000	191,190
Nippon Soda Co., Ltd.	35,065	143,551
Nippon Valqua Industries, Ltd.	68,025	196,242
NOF Corp. (a)	49,731	218,474
Okamoto Industries, Inc. (a)	80,841	342,563
SK Kaken Co., Ltd.	780	22,969
Stella Chemifa Corp. (a)	3,000	104,393
Sumitomo Bakelite Co., Ltd. (a)	42,000	211,659
Taiyo Ink Manufacturing Co., Ltd. (a)	8,400	234,886
The Nippon Synthetic Chemical Industry Co., Ltd. (a)	15,000	89,418
Toagosei Co., Ltd.	58,000	245,080
Toda Kogyo Corp. (a)	9,000	85,001
Tokai Carbon Co., Ltd. (a)	42,542	265,824
Tokyo Ohka Kogyo Co., Ltd. (a)	8,500	151,299
Toyo Ink Manufacturing Co., Ltd. (a)	48,000	188,461
Zeon Corp. (a)	36,000	298,204

		5,047,338

COMMERCIAL BANKS — 8.7%
Aozora Bank, Ltd.	152,290	224,224
Bank of the Ryukyus, Ltd.	13,281	161,839
Kansai Urban Banking Corp.	140,000	211,156
Kiyo Holdings, Inc.	199,754	279,761
Sapporo Hokuyo Holdings, Inc. (a)	63,400	292,942
The Aichi Bank, Ltd. (a)	3,249	203,792
The Awa Bank, Ltd. (a)	59,000	408,212
The Bank of Iwate, Ltd.	3,656	160,612
The Bank of Nagoya, Ltd.	39,000	123,246
The Bank of Okinawa, Ltd. (a)	5,300	197,624
The Daishi Bank, Ltd.	65,000	218,638
The Fukushima Bank, Ltd.	278,478	163,340
The Higo Bank, Ltd. (a)	42,000	220,206
The Hokkoku Bank, Ltd. (a)	43,000	171,403
The Hyakugo Bank, Ltd. (a)	63,000	270,732
The Hyakujushi Bank, Ltd. (a)	54,000	204,908
The Juroku Bank, Ltd. (a)	67,000	221,355
The Kagoshima Bank, Ltd.	35,000	213,670
The Keiyo Bank, Ltd.	49,000	242,830
The Musashino Bank, Ltd. (a)	8,100	249,477
The Nagano Bank, Ltd.	97,534	192,639
The Nanto Bank, Ltd. (a)	49,000	285,648
The Shikoku Bank, Ltd.	70,000	227,077

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

The Taiko Bank, Ltd.	68,000	$129,423
The Tochigi Bank, Ltd.	35,846	151,039
The Tokyo Tomin Bank, Ltd.	9,805	107,862
Tomato Bank, Ltd.	110,872	220,311
TOMONY Holdings, Inc. (b)	45,305	145,340

		5,899,306

COMMERCIAL SERVICES & SUPPLIES — 2.5%
Aeon Delight Co., Ltd.	6,800	127,144
Asahi Holdings, Inc. (a)	8,400	193,661
Daiseki Co., Ltd. (a)	8,393	157,934
Duskin Co., Ltd.	15,600	280,105
Moshi Moshi Hotline, Inc.	9,222	221,774
Nippon Kanzai Co., Ltd. (a)	8,652	140,644
Okamura Corp.	27,884	151,870
Oyo Corp.	17,860	144,094
Park24 Co., Ltd. (a)	22,385	238,213

		1,655,439

COMMUNICATIONS EQUIPMENT — 0.8%
Aiphone Co., Ltd.	12,006	189,992
Denki Kogyo Co., Ltd.	34,303	151,929
Hitachi Kokusai Electric, Inc. (a)	25,634	194,234

		536,155

COMPUTERS & PERIPHERALS — 0.7%
Eizo Nanao Corp.	8,400	176,969
Melco Holdings, Inc. (a)	6,100	205,329
Wacom Co., Ltd. (a)	98	121,415

		503,713

CONSTRUCTION & ENGINEERING — 3.8%
Chugai Ro Co., Ltd.	53,522	178,748
Daimei Telecom Engineering Corp.	21,029	137,190
Kandenko Co., Ltd. (a)	30,000	179,555
Kinden Corp. (a)	32,924	297,159
Kyowa Exeo Corp. (a)	28,176	253,294
Kyudenko Corp. (a)	39,657	215,992
Maeda Corp. (a)	50,158	135,692
Maeda Road Construction Co., Ltd.	24,000	178,118
Penta-Ocean Construction Co., Ltd.	111,000	166,088
Sanki Engineering Co., Ltd. (a)	22,196	161,541
Toda Corp.	52,000	169,931
Tokyu Construction Co., Ltd.	54,182	156,955
Toshiba Plant Systems & Services Corp. (a)	15,000	200,024
Toyo Engineering Corp.	31,000	101,305

		2,531,592

CONSTRUCTION MATERIALS — 0.5%
Sumitomo Osaka Cement Co., Ltd.	94,000	160,905
Taiheiyo Cement Corp. (a)(b)	172,000	201,772

		362,677

CONSUMER FINANCE — 0.9%
Acom Co., Ltd. (a)	7,180	108,551
Aeon Credit Service Co., Ltd.	18,000	193,703
Aiful Corp. (a)(b)	21,650	19,178
Cedyna Financial Corp. (b)	45,962	73,724
Orient Corp. (a)(b)	71,500	49,641
Promise Co., Ltd. (a)	17,500	131,135
Takefuji Corp. (a)	20,620	987

		576,919

CONTAINERS & PACKAGING — 0.6%
FP Corp. (a)	3,700	200,191
Fuji Seal International, Inc. (a)	8,670	180,167

		380,358

DISTRIBUTORS — 0.7%
Canon Marketing Japan, Inc.	11,500	158,170
Yokohama Reito Co., Ltd.	44,580	310,576

		468,746

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Century Tokyo Leasing Corp.	15,100	182,017
Fuyo General Lease Co., Ltd.	6,100	152,390
Japan Securities Finance Co., Ltd. (a)	22,219	127,133
Ricoh Leasing Co., Ltd. (a)	7,367	181,838

		643,378

ELECTRIC UTILITIES — 0.4%
Japan Wind Development Co., Ltd. (a)(b)	22	28,705
The Okinawa Electric Power Co., Inc.	4,500	209,271

		237,976

ELECTRICAL EQUIPMENT — 1.8%
Daihen Corp. (a)	35,971	151,566
Fuji Electric Holdings Co., Ltd. (a)	111,000	290,986
Hitachi Cable, Ltd. (a)	51,000	133,086
Nippon Carbon Co., Ltd. (a)	38,000	120,086
Nippon Signal Co., Ltd. (a)	18,200	130,716
Sinfonia Technology Co., Ltd. (a)	63,826	129,883
SWCC Showa Holdings Co., Ltd. (b)	117,075	100,902
Toyo Electric Manufacturing. Co., Ltd. (a)	15,000	70,565
Toyo Tanso Co., Ltd. (a)	2,000	101,987

		1,229,777

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.2%
Alps Electric Co., Ltd. (a)	30,700	251,362
Anritsu Corp. (a)	37,000	233,852
Arisawa Manufacturing Co., Ltd.	13,172	81,990
Dai-ichi Seiko Co. Ltd.	1,500	72,450
Enplas Corp. (a)	13,789	191,798
ESPEC Corp.	19,431	117,461
Hakuto Co., Ltd.	19,611	173,950
Horiba, Ltd. (a)	8,365	204,168
Hosiden Corp. (a)	13,495	122,124
Japan Aviation Electronics Industry, Ltd. (a)	15,971	97,118
Japan Cash Machine Co., Ltd. (a)	20,024	152,924
Koa Corp.	15,591	148,184
Meiko Electronics Co., Ltd.	3,000	58,391
Nichicon Corp. (a)	12,700	141,229
Nidec Sankyo Corp.	19,917	149,723
Nihon Dempa Kogyo Co., Ltd. (a)	5,595	85,861
Nippon Ceramic Co., Ltd. (a)	12,423	205,067
Nippon Chemi-Con Corp. (a)(b)	33,432	137,666
Oki Electric Industry Co., Ltd. (a)(b)	155,000	135,444
Ryosan Co., Ltd.	9,596	239,843

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Ryoyo Electro Corp.	20,404	$185,868
Star Micronics Co., Ltd.	11,969	116,911
Toko, Inc. (a)(b)	81,739	121,327
Topcon Corp. (a)	14,819	58,893

		3,483,604

ENERGY EQUIPMENT & SERVICES — 0.2%
Shinko Plantech Co., Ltd. (a)	11,586	105,126

FOOD & STAPLES RETAILING — 2.3%
Cawachi, Ltd.	7,735	136,478
Circle K Sunkus Co., Ltd.	18,298	244,441
Izumiya Co., Ltd.	34,933	127,538
Matsumotokiyoshi Holdings Co., Ltd. (a)	10,300	185,188
Ministop Co., Ltd.	15,394	227,022
Sugi Pharmacy Co., Ltd. (a)	9,100	205,224
Sundrug Co., Ltd. (a)	8,100	218,450
Tsuruha Holdings, Inc.	4,800	201,963

		1,546,304

FOOD PRODUCTS — 4.8%
Ariake Japan Co., Ltd. (a)	10,164	155,246
Ezaki Glico Co., Ltd. (a)	20,000	258,798
Fuji Oil Co., Ltd.	15,100	226,301
Fujicco Co., Ltd.	24,657	304,892
Hokuto Corp. (a)	11,121	248,805
Marudai Food Co., Ltd.	84,417	262,729
Maruha Nichiro Holdings, Inc. (a)	103,000	171,379
MEGMILK SNOW BRAND Co., Ltd. (a)	15,500	290,741
Mitsui Sugar Co., Ltd.	39,497	158,385
Morinaga Milk Industry Co., Ltd.	48,000	205,698
Nakamuraya Co., Ltd. (a)	51,952	279,225
Nichirei Corp. (a)	52,000	220,350
Nippon Suisan Kaisha, Ltd. (a)	57,575	189,527
Riken Vitamin Co., Ltd.	8,380	247,769

		3,219,845

GAS UTILITIES — 0.3%
Shizuoka Gas Co., Ltd.	40,319	235,041

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Asahi Intecc Co., Ltd.	4,200	68,877
Fukuda Denshi Co., Ltd. (a)	7,086	176,344
Nakanishi, Inc.	1,847	204,510
Nihon Kohden Corp.	8,100	166,867
Nipro Corp. (a)	9,000	188,102
Paramount Bed Co., Ltd. (a)	14,510	390,280

		1,194,980

HOTELS, RESTAURANTS & LEISURE — 2.9%
DOUTOR NICHIRES Holdings Co., Ltd. (a)	12,775	167,907
Joban Kosan Co., Ltd.	195,000	298,779
Kabuki-Za Co., Ltd	5,000	212,473
MOS Food Services, Inc. (a)	19,914	361,618
Nissin Healthcare Food Service Co., Ltd.	14,708	302,998
Ohsho Food Service Corp. (a)	8,100	183,157
Round One Corp. (a)	11,100	40,525
Tokyo Dome Corp.	53,085	135,350
Zensho Co., Ltd. (a)	23,346	227,759

		1,930,566

HOUSEHOLD DURABLES — 2.0%
Arnest One Corp. (a)	15,300	168,494
Clarion Co., Ltd. (a)(b)	52,000	90,256
Foster Electric Co. Ltd.	4,200	106,383
France Bed Holdings Co., Ltd.	130,734	194,051
Funai Electric Co., Ltd. (a)	4,800	140,081
Haseko Corp. (b)	241,000	193,285
JVC KENWOOD Holdings, Inc. (a)(b)	14,500	45,302
Misawa Homes Holdings, Inc. (a)(b)	14,966	69,688
Pioneer Corp. (a)(b)	31,600	110,074
Sumitomo Forestry Co., Ltd.	36,000	252,095

		1,369,709

HOUSEHOLD PRODUCTS — 0.6%
Lion Corp. (a)	51,000	277,771
Pigeon Corp. (a)	4,700	149,315

		427,086

INDUSTRIAL CONGLOMERATES — 0.2%
Katakura Industries Co., Ltd.	13,780	141,363

INSURANCE — 0.2%
MS&AD Insurance Group Holdings, Inc. (a)	4,600	105,557

INTERNET & CATALOG RETAIL — 1.1%
DeNA Co., Ltd. (a)	17,700	557,018
Senshukai Co., Ltd.	27,024	153,979

		710,997

INTERNET SOFTWARE & SERVICES — 1.6%
Access Co., Ltd.	53	66,678
eAccess, Ltd. (a)	373	285,756
GMO Internet, Inc.	24,900	87,928
Gree, Inc. (a)	14,000	227,412
Index Holdings (a)(b)	35	1,374
Kakaku.com, Inc. (a)	63	364,622
mixi, Inc. (a)	12	62,413

		1,096,183

IT SERVICES — 2.0%
CSK Holdings Corp. (a)(b)	14,000	50,275
INES Corp. (a)	30,760	196,254
IT Holdings Corp.	16,137	174,235
Itochu Techno-Solutions Corp. (a)	7,600	247,996
Net One Systems Co., Ltd. (a)	79	106,859
OBIC Co., Ltd.	1,651	311,860
Otsuka Corp. (a)	3,000	198,947
transcosmos, Inc.	9,667	79,035

		1,365,461

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Heiwa Corp. (a)	15,300	186,259
Mars Engineering Corp. (a)	3,758	59,964
Roland Corp.	12,676	144,604
Tomy Co., Ltd. (a)	17,500	140,352
Universal Entertainment Corp. (b)	6,800	147,982

		679,161

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

MACHINERY — 7.2%
Amano Corp. (a)	19,332	$156,896
Asahi Diamond Industrial Co., Ltd. (a)	26,942	519,232
CKD Corp. (a)	20,105	133,809
Daifuku Co., Ltd. (a)	25,681	130,342
Fuji Machine Manufacturing Co., Ltd. (a)	9,971	148,717
Furukawa Co., Ltd. (a)(b)	100,280	108,034
Hino Motors, Ltd. (a)	47,998	231,544
Hitachi Zosen Corp. (a)	200,226	280,422
Iseki & Co., Ltd. (a)(b)	32,000	87,335
Juki Corp. (a)(b)	49,450	87,014
Kitz Corp. (a)	33,502	136,751
Komori Corp. (a)	13,440	156,055
Kyokuto Kaihatsu Kogyo Co., Ltd.	32,640	121,120
Makino Milling Machine Co., Ltd. (a)(b)	32,739	221,421
Meidensha Corp. (a)	35,000	128,621
Miura Co., Ltd. (a)	7,300	165,067
Mori Seiki Co., Ltd. (a)	17,100	159,046
Nachi-Fujikoshi Corp. (a)	61,418	169,094
Namura Shipbuilding Co., Ltd. (a)	17,300	88,012
Nippon Sharyo, Ltd. (a)	26,970	131,396
Nippon Thompson Co., Ltd.	26,511	179,300
OKUMA Corp. (a)(b)	23,192	127,981
OSG Corp.	17,600	171,913
Ryobi, Ltd. (b)	34,723	128,850
Shima Seiki Manufacturing, Ltd. (a)	6,500	133,050
Sintokogio, Ltd. (a)	16,519	119,038
Tadano, Ltd. (a)	30,913	153,936
Tocalo Co., Ltd.	7,336	116,003
Toshiba Machine Co., Ltd. (a)	34,009	117,244
Tsubakimoto Chain Co.	35,124	144,213
Union Tool Co. (a)	4,732	118,555

		4,870,011

MARINE — 0.2%
Iino Kaiun Kaisha, Ltd. (a)	29,406	156,992

MEDIA — 2.0%
Avex Group Holdings, Inc. (a)	14,892	199,475
CyberAgent, Inc. (a)	56	100,953
Daiichikosho Co., Ltd.	14,581	226,901
Kadokawa Group Holdings, Inc. (a)	6,787	148,674
Shochiku Co., Ltd. (a)	32,243	219,610
SKY Perfect JSAT Holdings, Inc. (a)	757	249,917
Usen Corp. (a)(b)	171,520	106,764
Zenrin Co., Ltd. (a)	10,924	118,079

		1,370,373

METALS & MINING — 3.2%
Aichi Steel Corp. (a)	30,000	153,340
Daido Steel Co., Ltd. (a)	48,000	233,277
Godo Steel, Ltd. (a)	30,440	64,859
Maruichi Steel Tube, Ltd.	11,000	210,678
Nakayama Steel Works, Ltd. (b)	57,212	80,812
Nippon Denko Co., Ltd. (a)	18,000	141,992
Nippon Yakin Kogyo Co., Ltd. (a)(b)	27,000	82,739
Nisshin Steel Co., Ltd. (a)	117,000	208,678
OSAKA Titanium Technologies Co. (a)	4,700	219,978
Sanyo Special Steel Co., Ltd. (a)(b)	33,750	165,639
Sumitomo Light Metal Industries, Ltd. (b)	133,135	148,211
Toho Titanium Co., Ltd. (a)	9,300	256,602
Toho Zinc Co., Ltd. (a)	28,796	115,818
Tokyo Rope Manufacturing Co., Ltd. (a)	45,654	108,206

		2,190,829

MULTILINE RETAIL — 0.7%
H2O Retailing Corp. (a)	35,107	219,786
Matsuya Co., Ltd. (a)(b)	11,108	67,148
Parco Co., Ltd.	19,925	160,755

		447,689

OFFICE ELECTRONICS — 0.2%
Riso Kagaku Corp.	11,047	148,237

OIL, GAS & CONSUMABLE FUELS — 0.2%
Itochu Enex Co., Ltd.	33,104	157,317

PAPER & FOREST PRODUCTS — 0.3%
Daio Paper Corp. (a)	26,940	188,651

PERSONAL PRODUCTS — 1.2%
Aderans Holdings Co., Ltd. (a)(b)	12,004	158,636
Fancl Corp. (a)	11,400	181,903
Mandom Corp. (a)	10,045	270,183
Milbon Co., Ltd. (a)	6,808	188,251

		798,973

PHARMACEUTICALS — 2.9%
Kaken Pharmaceutical Co., Ltd. (a)	34,428	358,539
Kyorin Co., Ltd. (a)	15,000	232,883
Mochida Pharmaceutical Co., Ltd.	27,483	281,936
Nichi-iko Pharmaceutical Co., Ltd. (a)	5,865	203,457
Rohto Pharmaceutical Co., Ltd. (a)	23,493	292,467
Sawai Pharmaceutical Co., Ltd. (a)	3,800	341,609
Torii Pharmaceutical Co., Ltd.	14,900	277,346

		1,988,237

PROFESSIONAL SERVICES — 0.3%
en-japan, Inc. (a)	34	47,536
MEITEC Corp. (a)(b)	9,944	184,620

		232,156

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.1%
Daibiru Corp. (a)	19,026	140,748
Daikyo, Inc. (a)(b)	51,352	69,461
Goldcrest Co., Ltd.	5,009	94,376
Heiwa Real Estate Co., Ltd.	47,755	113,757
K.K. daVinci Holdings (b)(d)	262	0
Kenedix, Inc. (a)(b)	116	20,551
Leopalace21 Corp. (a)(b)	29,300	48,751
Shoei Co., Ltd.	11,098	81,036
Suruga Corp. (b)(d)(e)	10,689	0
TOC Co., Ltd. (a)	35,400	154,668

		723,348

ROAD & RAIL — 1.4%
Hitachi Transport System, Ltd. (a)	14,400	217,534
Kobe Electric Railway Co., Ltd. (b)	74,000	327,747
Sankyu, Inc.	62,830	245,935

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Seino Holdings Co., Ltd.	29,000	$175,306

		966,522

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Dainippon Screen Manufacturing Co., Ltd. (a)(b)	44,000	226,479
Micronics Japan Co., Ltd. (a)	4,800	39,703
Renesas Electronics Corp. (a)(b)	6,200	52,990
Tokyo Seimitsu Co., Ltd. (a)	11,900	154,697
Ulvac, Inc. (a)	6,402	113,878

		587,747

SOFTWARE — 1.0%
Capcom Co., Ltd. (a)	13,300	208,400
DTS Corp.	13,332	134,852
FUJI SOFT, Inc. (a)	10,574	162,521
NSD Co., Ltd.	15,078	170,922

		676,695

SPECIALTY RETAIL — 4.1%
ABC-Mart, Inc. (a)	5,700	175,353
Aoyama Trading Co., Ltd. (a)	16,200	261,403
Autobacs Seven Co., Ltd. (a)	7,588	289,296
Chiyoda Co., Ltd. (a)	13,113	141,270
Culture Convenience Club Co., Ltd. (a)	25,828	110,683
DCM Japan Holdings Co., Ltd. (a)	22,400	106,450
EDION Corp. (a)	16,350	119,973
Gulliver International Co., Ltd. (a)	2,683	134,246
Honeys Co., Ltd. (a)	11,842	150,258
Joshin Denki Co., Ltd.	15,000	144,901
Komeri Co., Ltd. (a)	7,430	165,872
MEGANE TOP Co., Ltd. (a)	9,100	86,054
Nishimatsuya Chain Co., Ltd.	13,266	122,116
Right On Co., Ltd.	11,000	56,619
Sanrio Co., Ltd. (a)	17,505	334,217
United Arrows, Ltd. (a)	13,329	179,337
Xebio Co., Ltd. (a)	7,961	154,760

		2,732,808

TEXTILES, APPAREL & LUXURY GOODS — 2.7%
Atsugi Co., Ltd.	184,470	220,816
Daidoh, Ltd.	21,311	180,610
Daiwabo Co., Ltd. (a)	33,635	73,680
Gunze, Ltd. (a)	55,348	190,147
ONWARD HOLDINGS Co., Ltd.	29,000	227,376
Sanyo Shokai, Ltd. (a)	52,516	219,393
SEIKO HOLDINGS Corp. (a)(b)	33,649	113,184
The Japan Wool Textile Co., Ltd. (a)	31,170	239,166
Toyobo Co., Ltd.	144,000	230,979
Unitika, Ltd. (b)	152,084	127,435

		1,822,786

TRADING COMPANIES & DISTRIBUTORS — 2.2%
Hanwa Co., Ltd. (a)	65,032	255,332
Inaba Denki Sangyo Co., Ltd.	9,963	247,823
Inabata & Co., Ltd.	42,975	217,087
Iwatani Corp.	105,422	305,388
Kuroda Electric Co., Ltd.	7,300	85,024
Nagase & Co., Ltd. (a)	20,000	226,718
Okaya & Co., Ltd.	17,105	170,354

		1,507,726

TRANSPORTATION INFRASTRUCTURE — 1.0%
Japan Airport Terminal Co., Ltd. (a)	14,948	246,927
Mitsui-Soko Co., Ltd. (a)	44,686	164,216
The Sumitomo Warehouse Co., Ltd. (a)	51,563	258,000

		669,143

TOTAL COMMON STOCKS —
(Cost $84,554,420)		66,952,069

SHORT TERM INVESTMENTS — 26.6%
UNITED STATES — 26.6%
MONEY MARKET FUNDS — 26.6%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	17,896,056	17,896,056
State Street Institutional Liquid Reserves Fund 0.26% (g)(h)	40,262	40,262

TOTAL SHORT TERM INVESTMENTS —
(Cost $17,936,318)		17,936,318

TOTAL INVESTMENTS — 125.9%
(Cost $102,490,738)		84,888,387
OTHER ASSETS AND LIABILITIES — (25.9)%		(17,476,602)

NET ASSETS — 100.0%		$67,411,785

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Suruga Corp.’s value is determined based on Level 2 inputs and K.K. daVinci Holdings’ value is determined based on Level 3 inputs. (Note 2)
(e)	Company has filed for insolvency.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 10.4%
ASX, Ltd. (a)	88,039	$2,776,391
Bank of Queensland, Ltd.	249,983	2,710,916
Commonwealth Bank of Australia	50,965	2,525,079
Consolidated Media Holdings, Ltd.	878,046	2,814,056
David Jones, Ltd. (a)	604,894	2,916,730
Metcash, Ltd.	618,546	2,617,225
QBE Insurance Group, Ltd.	144,150	2,409,034
Sonic Healthcare, Ltd.	258,171	2,749,715
TABCORP Holdings, Ltd.	20,406	138,307
Telstra Corp., Ltd.	39,913	101,252
UGL, Ltd. (a)	365,008	5,255,341

		27,014,046

AUSTRIA — 4.4%
Oesterreichische Post AG (a)	277,979	8,335,655
Voestalpine AG	80,828	2,981,561

		11,317,216

BELGIUM — 1.2%
Belgacom SA	3,314	129,417
Mobistar SA	2,006	123,018
Solvay SA	26,240	2,803,139

		3,055,574

BERMUDA — 0.8%
Catlin Group, Ltd.	391,459	2,100,413

BRAZIL — 1.9%
Tam SA ADR (a)	214,752	4,954,329

CANADA — 9.5%
Baytex Energy Trust	73,647	2,675,658
Brookfield Properties Corp. (a)	154,832	2,425,452
Keyera Facilities Income Fund	88,114	2,704,791
Pembina Pipeline Income Fund	116,688	2,337,513
Peyto Energy Trust	7,547	114,325
TELUS Corp.	59,359	2,645,507
TransAlta Corp. (a)	119,142	2,550,430
Vermilion Energy, Inc. (a)	71,776	2,702,139
Yellow Pages Income Fund	1,210,305	6,536,131

		24,691,946

CZECH REPUBLIC — 1.2%
CEZ AS	31,312	1,405,912
Komercni Banka AS	6,689	1,463,027
Telefonica O2 Czech Republic AS (a)	5,251	112,633

		2,981,572

FINLAND — 4.2%
Fortum Oyj	99,730	2,612,747
Konecranes Oyj (a)	152,402	5,707,067
Orion Oyj (Class B)	124,267	2,485,364

		10,805,178

FRANCE — 10.4%
Bouygues SA	106,860	4,593,200
ICADE	25,256	2,656,991
Klepierre	73,360	2,833,275
Metropole Television SA	309,752	7,294,571
Neopost SA (a)	30,731	2,290,268
PagesJaunes Groupe (a)	216,435	2,269,561
SCOR SE	110,713	2,649,580
Veolia Environnement	91,926	2,424,611

		27,012,057

GERMANY — 3.6%
E.ON AG	81,740	2,413,724
Hannover Rueckversicherung AG	47,821	2,202,725
Muenchener Rueckversicherungs- Gesellschaft AG	16,475	2,285,155
RWE AG	34,032	2,302,119

		9,203,723

HONG KONG — 3.6%
Esprit Holdings, Ltd.	423,300	2,295,565
Hang Seng Bank, Ltd.	164,300	2,414,807
HongKong Electric Holdings, Ltd.	402,500	2,444,595
VTech Holdings, Ltd. (a)	220,000	2,247,269

		9,402,236

HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	35,901	117,866

ISRAEL — 2.4%
Bezeq Israeli Telecommunication Corp., Ltd.	49,713	124,192
Cellcom Israel, Ltd.	4,310	130,895
Delek Group, Ltd.	15,555	4,279,642
Israel Chemicals, Ltd.	117,312	1,658,341
Partner Communications Co., Ltd.	6,978	129,590

		6,322,660

ITALY — 4.2%
Enel SpA	506,091	2,701,481
Snam Rete Gas SpA	538,219	2,729,697
Telecom Italia SpA	2,537,630	2,863,305
Terna Rete Elettrica Nationale SpA	613,366	2,610,494

		10,904,977

JAPAN — 0.8%
Nintendo Co., Ltd.	8,300	2,072,516

MEXICO — 0.1%
Industrias Penoles SA de CV (a)	5,328	129,722

NETHERLANDS — 1.1%
Koninklijke (Royal) KPN NV	174,580	2,703,930

PHILIPPINES — 0.6%
Philippine Long Distance Telephone Co.	950	56,630
Philippine Long Distance Telephone Co. ADR	24,718	1,479,619

		1,536,249

PORTUGAL — 2.2%
EDP — Energias de Portugal SA	760,212	2,609,135
Portugal Telecom, SGPS SA	228,475	3,053,640

		5,662,775

RUSSIA — 0.5%
OJSC Mobile TeleSystems ADR	65,640	1,393,537

SINGAPORE — 0.0% (b)
DBS Group Holdings, Ltd.	193	2,066

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

SOUTH AFRICA — 1.8%
African Bank Investments, Ltd.	283,980	$1,459,743
Kumba Iron Ore, Ltd.	30,529	1,588,674
Pretoria Portland Cement Co., Ltd.	332,849	1,525,293

		4,573,710

SPAIN — 19.8%
Abertis Infraestructuras SA	247,757	4,623,714
ACS, Actividades de Construccion y Servicios SA (a)	107,955	5,397,801
Banco Bilbao Vizcaya Argentaria SA	180,154	2,436,099
Banco de Sabadell SA (a)	425,748	2,135,444
Banco Espanol de Credito SA (a)	233,610	2,360,998
Banco Santander SA	173,881	2,211,692
Bankinter SA (a)	311,277	2,165,999
Bolsas y Mercados Espanoles (a)	4,721	126,389
Criteria Caixacorp SA	482,381	2,537,381
Ebro Puleva SA (a)	137,796	2,759,709
Enagas	142,586	2,893,599
Endesa SA	101,466	2,719,869
Gas Natural SDG SA	7,064	105,455
Iberdrola SA	1,049,836	8,087,756
Indra Sistemas SA (a)	150,952	2,883,056
Mapfre SA	720,181	2,194,484
Telefonica SA	5,461	135,427
Zardoya Otis SA (a)	302,657	5,425,153

		51,200,025

SWEDEN — 2.0%
Skanska AB (Class B)	280,496	5,146,869

SWITZERLAND — 3.9%
Baloise Holding AG	29,403	2,666,570
Swiss Prime Site AG (c)	36,691	2,619,579
Swisscom AG	6,390	2,592,105
Zurich Financial Services AG	9,609	2,265,165

		10,143,419

TURKEY — 0.7%
Tupras-Turkiye Petrol Rafinerileri AS	5,580	150,451
Turkcell Iletisim Hizmetleri AS	256,639	1,729,911

		1,880,362

UNITED KINGDOM — 8.4%
AstraZeneca PLC	48,147	2,453,259
Close Brothers Group PLC	210,140	2,442,148
FirstGroup PLC	734,185	4,197,339
GlaxoSmithKline PLC	133,838	2,645,766
Hays PLC	3,014,894	5,373,237
Stagecoach Group PLC	1,603,010	4,602,416

		21,714,165

TOTAL COMMON STOCKS —
(Cost $236,581,747)		258,043,138

SHORT TERM INVESTMENTS — 8.8%
UNITED STATES — 8.8%
MONEY MARKET FUNDS — 8.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	22,773,247	22,773,247
State Street Institutional Liquid Reserves Fund 0.26% (e)(f)	37,858	37,858

TOTAL SHORT TERM INVESTMENTS —
(Cost $22,811,105)		22,811,105

TOTAL INVESTMENTS — 108.6%
(Cost $259,392,852)		280,854,243
OTHER ASSETS AND LIABILITIES — (8.6)%		(22,148,998)

NET ASSETS — 100.0%		$258,705,245

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 98.7%
AUSTRALIA — 9.2%
Alumina, Ltd.	29,207	$51,186
Andean Resources, Ltd. (a)	8,600	52,793
Asciano Group (a)	57,599	92,021
ASX, Ltd.	1,502	47,367
Bendigo and Adelaide Bank, Ltd.	5,886	52,147
BlueScope Steel, Ltd.	31,504	67,108
Boral, Ltd. (b)	35,485	158,392
Caltex Australia, Ltd.	3,820	44,348
Centamin Egypt, Ltd. (a)	14,100	39,327
Centennial Coal Co., Ltd.	3,000	17,922
CFS Retail Property Trust (b)	136,311	250,108
Cochlear, Ltd. (b)	2,430	165,288
Computershare, Ltd.	7,140	67,405
CSR, Ltd. (b)	61,959	107,985
David Jones, Ltd. (b)	3,189	15,377
Dexus Property Group	179,086	148,257
Energy Resources of Australia Ltd. (b)	676	8,705
Fairfax Media, Ltd. (b)	21,224	30,106
Goodman Group	98,023	61,218
Harvey Norman Holdings, Ltd. (b)	30,948	112,970
Iluka Resources, Ltd. (a)	3,300	19,171
Incitec Pivot, Ltd.	27,193	94,523
Intoll Group	16,899	24,380
Lend Lease Group	1,920	14,147
Macarthur Coal, Ltd.	700	7,950
MAp Group	23,518	66,492
Metcash, Ltd.	47,885	202,614
Mirvac Group (b)	70,062	90,224
OneSteel, Ltd.	19,818	56,223
OZ Minerals, Ltd.	59,758	84,187
Paladin Energy, Ltd. (a)	17,911	62,259
Sims Metal Management, Ltd.	2,044	34,912
Sonic Healthcare, Ltd. (b)	16,097	171,445
TABCORP Holdings, Ltd.	10,413	70,577
Tatts Group, Ltd.	26,657	61,688
Toll Holdings, Ltd. (b)	14,703	93,959
WorleyParsons, Ltd.	1,200	25,852

		2,770,633

AUSTRIA — 0.8%
Andritz AG	2,473	173,905
Immofinanz AG (a)	20,541	76,669

		250,574

BELGIUM — 0.4%
Ackermans & van haaren NV	1,674	133,807

BELGIUM — 0.3%
Umicore	2,000	86,581

CANADA — 6.7%
Alimentation Couche-Tard, Inc. (Class B)	6,114	137,138
Athabasca Oil Sands Corp. (a)	6,485	65,428
Canadian Tire Corp., Ltd. (Class A)	1,220	68,144
CGI Group, Inc. (Class A) (a)	4,600	69,459
Finning International, Inc.	6,521	152,052
First Quantum Minerals, Ltd. (b)	1,490	113,655
Fortis, Inc. (b)	8,257	257,083
Franco-Nevada Corp.	2,041	64,402
Gildan Activewear, Inc. (a)(b)	3,347	94,421
Inmet Mining Corp.	1,653	92,362
Intact Financial Corp.	2,168	96,391
Lundin Mining Corp. (a)	11,493	57,585
Metro, Inc. (Class A) (b)	4,363	189,857
Onex Corp.	6,050	170,498
Open Text Corp. (a)(b)	412	19,499
Osisko Mining Corp. (a)	5,679	81,101
Petrobank Energy & Resources, Ltd. (a)	2,201	89,769
Sino-Forest Corp. (a)(b)	4,954	82,772
TransAlta Corp.	2,029	43,434
Valeant Pharmaceuticals International, Inc.	1,077	27,244
Viterra, Inc. (a)	6,607	57,836

		2,030,130

CHINA — 0.2%
ENN Energy Holdings, Ltd.	16,000	45,961
Shui On Land, Ltd.	56,831	27,818

		73,779

DENMARK — 1.4%
Danisco A/S	500	44,654
DSV A/S	9,352	191,196
FLSmidth & Co. A/S (b)	712	52,095
Jyske Bank A/S (a)	3,139	122,600
Rockwool International A/S	100	10,937
William Demant Holding (a)(b)	200	14,780

		436,262

FINLAND — 1.9%
Cargotec Oyj	500	21,638
Elisa Oyj (a)	6,050	139,172
Kesko Oyj (Class B)	750	35,243
Neste Oil Oyj (b)	676	10,576
Nokian Renkaat Oyj (b)	2,029	69,776
Orion Oyj (Class B)	6,706	134,121
Outokumpu Oyj	2,845	56,590
Pohjola Bank PLC	3,718	45,302
Rautaruukki Oyj	1,357	28,085
YIT Oyj	1,000	23,741

		564,244

FRANCE — 5.2%
Air France-KLM (a)	2,909	44,678
Arkema	400	20,494
Atos Origin SA (a)	2,475	112,043
Bourbon SA (b)	2,893	118,269
Compagnie Generale de Geophysique-Veritas (a)	2,497	54,883
Edenred (a)	2,250	44,632
EDF Energies Nouvelles SA	269	10,323
Eiffage SA	350	16,666
Euler Hermes SA (a)	204	16,663
Eurazeo	437	29,367
Fonciere des Regions (b)	486	51,865
Groupe Eurotunnel SA	9,001	76,641
ICADE	250	26,301
Iliad SA	350	36,520
Imerys SA	350	20,995

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Lagardere SCA	2,000	$78,240
Metropole Television SA	400	9,420
Neopost SA (b)	1,968	146,668
Remy Cointreau SA	150	10,117
Rhodia SA	1,150	27,592
SCOR SE (b)	8,548	204,571
Societe Television Francaise 1	1,850	28,843
Valeo SA (a)	3,896	180,760
Wendel	744	49,374
Zodiac Aerospace	2,547	161,688

		1,577,613

GERMANY — 4.3%
Aixtron AG (b)	1,600	47,618
Bilfinger Berger AG	2,050	141,500
Brenntag AG (a)	100	8,328
Celesio AG	400	8,715
Fraport AG	750	45,676
GEA Group AG	3,203	80,174
Hamburger Hafen und Logistik AG	500	19,488
Hochtief AG	750	65,038
Hugo Boss AG Preference Shares		11,627
Kabel Deutschland Holding AG (a)	1,250	49,659
Lanxess AG	3,595	197,248
MTU Aero Engines Holding AG	834	47,735
ProSiebenSat.1 Media AG Preference Shares	3,111	74,028
Rational AG	50	10,608
Rheinmetall AG	400	26,485
Rhoen-Klinikum AG	4,960	109,595
Salzgitter AG	700	45,407
SGL Carbon AG (a)	1,507	52,288
SMA Solar Technology AG	150	16,593
Software AG	350	42,335
Symrise AG	1,400	38,962
Tognum AG	1,422	31,537
TUI AG (a)	2,829	34,663
United Internet AG	6,168	99,868

		1,305,175

GREECE — 1.0%
Alpha Bank AE (a)	13,000	81,639
EFG Eurobank Ergasias (a)	8,300	50,084
Hellenic Telecommunications Organization	6,800	49,016
OPAP SA	4,900	77,598
Public Power Corp. SA	2,000	31,208

		289,545

HONG KONG — 2.7%
ASM Pacific Technology, Ltd. (b)	2,500	22,285
Brightoil Petroleum Holdings, Ltd. (a)	105,000	44,363
Chinese Estates Holdings, Ltd.	41,623	69,272
Fosun International	49,500	39,341
Fushan International Energy Group, Ltd.	58,000	39,298
Galaxy Entertainment Group, Ltd. (a)	14,000	12,515
GCL Poly Energy Holdings, Ltd. (a)	177,000	54,492
Geely Automobile Holdings, Ltd.	50,000	24,796
GOME Electrical Appliances Holdings, Ltd. (a)(b)	208,000	62,696
Hopewell Highway Infrastructure, Ltd.	28,500	22,100
Hopewell Holdings	44,000	142,261
Hopson Development Holdings, Ltd.	12,000	13,402
Huabao International Holdings, Ltd.	29,000	45,200
Hysan Development Co., Ltd.	2,000	7,162
Melco Crown Entertainment Ltd, ADR (a)	2,931	14,919
Mongolia Energy Co., Ltd. (a)	98,000	40,648
NWS Holdings, Ltd.	39,850	78,127
Orient Overseas International, Ltd.	1,000	7,974
SJM Holdings, Ltd.	20,000	22,826
The Link REIT	47	139
VTech Holdings, Ltd. (b)	2,000	20,430
Wing Hang Bank, Ltd.	2,000	23,972

		808,218

IRELAND — 0.6%
DCC PLC	1,000	28,683
Dragon Oil PLC (a)	7,088	48,867
Elan Corp. PLC (a)	9,468	53,331
The Governor & Co. of the Bank of Ireland (a)	69,320	58,674

		189,555

ISRAEL — 0.1%
Cellcom Israel, Ltd.	400	12,238
Partner Communications Co., Ltd.	500	9,285

		21,523

ITALY — 2.2%
Banca Carige SpA (b)	3,800	8,861
Banca Popolare dell’Emilia Romagna Scrl	2,457	30,289
Banca Popolare di Sondrio Scrl	1,000	9,038
Banco Popolare Societa Cooperativa Scarl	9,600	57,535
Davide Campari-Milano SpA	44,808	268,392
EXOR SpA Preference Shares	4,461	89,404
Mediolanum SpA (b)	2,298	10,235
Parmalat SpA	38,658	99,324
Pirelli & C. SpA	5,137	41,868
Prysmian SpA	2,705	49,484

		664,430

JAPAN — 23.9%
Advantest Corp. (b)	3,700	73,566
Aeon Mall Co., Ltd.	1,000	24,288
Alfresa Holdings Corp. (b)	1,700	72,444
Amada Co., Ltd. (b)	21,000	143,787
Aozora Bank, Ltd.	21,000	30,919
Benesse Holdings, Inc.	1,000	48,121
Brother Industries, Ltd. (b)	2,500	30,853
Cosmo Oil Co., Ltd.	42,000	109,600
Credit Saison Co., Ltd.	6,600	88,169
Daido Steel Co., Ltd.	5,000	24,300
DeNA Co., Ltd. (b)	2,000	62,940
Elpida Memory, Inc. (a)(b)	3,800	43,668
Fuji Heavy Industries, Ltd. (b)	27,000	171,942
Fukuoka Financial Group, Inc. (b)	37,000	147,929
Furukawa Electric Co., Ltd. (b)	25,000	93,967
Gree, Inc.	1,000	16,244
GS Yuasa Corp.	6,000	42,159
Hamamatsu Photonics K.K. (b)	1,000	32,595

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Hino Motors, Ltd.	2,000	$9,648
Hirose Electric Co., Ltd.	1,700	171,140
Hisamitsu Pharmaceutical Co., Inc.	1,000	40,819
Hitachi Construction Machinery Co., Ltd. (b)	2,000	43,213
Hitachi Metals, Ltd. (b)	3,000	35,300
Hokkaido Electric Power Co., Inc.	4,100	81,568
Hokuhoku Financial Group, Inc.	58,000	106,225
Ibiden Co., Ltd.	2,000	50,730
Idemitsu Kosan Co., Ltd. (b)	1,700	145,703
IHI Corp.	17,000	32,559
Isetan Mitsukoshi Holdings, Ltd.	12,700	131,804
J Front Retailing Co., Ltd. (b)	25,000	116,112
Japan Real Estate Investment Corp. (b)	21	190,795
JGC Corp.	3,000	52,035
JSR Corp.	2,500	42,525
JTEKT Corp.	2,000	18,410
Kajima Corp. (b)	45,000	108,271
Kawasaki Heavy Industries, Ltd. (b)	22,000	62,413
Kawasaki Kisen Kaisha, Ltd. (b)	8,000	30,069
Keio Corp. (b)	4,000	27,484
Kikkoman Corp.	1,000	11,025
Konami Corp. (b)	4,500	79,399
Konica Minolta Holdings, Inc.	8,500	82,823
Kuraray Co., Ltd. (b)	20,500	258,643
Kurita Water Industries, Ltd.	3,700	102,620
Makita Corp. (b)	1,500	47,528
Marui Group Co., Ltd. (b)	19,200	143,644
Mazda Motor Corp.	15,000	36,090
MEDIPAL HOLDINGS Corp. (b)	8,300	105,414
MEIJI Holdings Co., Ltd. (b)	1,000	47,043
Mitsubishi Gas Chemical Co., Inc. (b)	21,000	121,918
Mitsubishi Materials Corp. (a)(b)	11,000	31,602
Mitsui Chemicals, Inc. (b)	17,000	45,786
Mizuho Trust & Banking Co., Ltd. (a)	11,000	9,217
Mizuko Securities Co., Ltd.	5,000	11,432
Namco Bandai Holdings, Inc.	10,500	97,283
Nankai Electric Railway Co., Ltd.	3,000	13,072
NGK Spark Plug Co., Ltd. (b)	14,000	187,192
Nippon Express Co., Ltd. (b)	11,000	41,740
Nippon Meat Packers, Inc.	1,000	12,234
Nippon Paper Group, Inc. (b)	1,500	37,509
Nisshin Seifun Group, Inc.	1,000	13,131
NKSJ Holdings, Inc. (a)	1,000	6,272
Nomura Real Estate Holdings, Inc.	1,000	14,185
Nomura Research Institute, Ltd.	1,000	18,781
NSK, Ltd. (b)	6,000	40,651
NTN Corp.	25,000	107,733
Obayashi Corp. (b)	36,000	143,069
SBI Holdings, Inc. (b)	387	48,502
Sega Sammy Holdings, Inc. (b)	1,500	22,911
Seiko Epson Corp. (b)	1,500	22,714
Sekisui Chemical Co., Ltd.	1,000	6,045
Shimadzu Corp.	1,000	7,685
Shimano, Inc. (b)	4,100	216,926
Shimizu Corp. (b)	25,000	92,471
Showa Denko K.K.	58,000	111,085
Showa Shell Sekiyu K.K.	20,800	158,851
Sojitz Corp. (b)	25,000	44,889
Stanley Electric Co., Ltd. (b)	6,400	101,891
SUMCO Corp. (a)	1,000	15,585
Sumitomo Heavy Industries, Ltd.	9,000	46,325
Suzuken Co., Ltd.	2,000	66,148
Sysmex Corp.	1,000	69,308
Taisei Corp. (b)	58,000	119,416
Taiyo Nippon Sanso Corp.	2,000	16,998
Takashimaya Co., Ltd. (b)	17,000	131,051
Teijin, Ltd. (b)	6,000	19,823
The Bank of Kyoto, Ltd. (b)	17,000	137,766
The Chugoku Bank, Ltd.	1,000	12,150
The Gunma Bank, Ltd.	25,000	130,776
The Hachijuni Bank, Ltd.	37,000	193,105
The Japan Steel Works, Ltd.	5,000	47,043
The Joyo Bank, Ltd. (b)	37,000	161,216
THK Co., Ltd.	7,900	147,900
Tobu Railway Co., Ltd.	7,000	40,304
Toho Co., Ltd.	1,000	16,076
Tokyu Land Corp. (b)	4,000	16,567
TOTO, Ltd. (b)	2,000	13,694
Toyo Seikan Kaisha, Ltd.	2,000	36,007
Trend Micro, Inc.	2,000	59,636
Ube Industries, Ltd.	45,000	99,653
Ushio, Inc.	1,000	16,818
Yamaguchi Financial Group, Inc.	2,000	18,841
Yamaha Corp.	8,300	96,274
Yamaha Motor Co., Ltd. (a)(b)	2,000	29,998

		7,213,798

LUXEMBOURG — 0.7%
Acergy SA	4,515	83,651
Oriflame Cosmetics SA SDR (b)	1,924	123,806

		207,457

NETHERLANDS — 1.7%
Fugro NV	979	64,468
Gemalto NV	3,484	143,190
James Hardie Industries SE (a)	4,648	25,202
Koninklijke Boskalis Westminster NV	2,665	112,004
QIAGEN NV (a)	4,486	80,381
SBM Offshore NV	4,063	77,101

		502,346

NEW ZEALAND — 0.2%
Contact Energy, Ltd. (a)	8,020	33,389
Fletcher Building, Ltd.	3,784	22,434

		55,823

NORWAY — 0.8%
Aker Solutions ASA	3,057	44,501
Marine Harvest	51,161	44,773
Renewable Energy Corp. ASA (a)(b)	7,850	26,702
Schibsted ASA	400	10,041
Storebrand ASA (a)	13,561	83,341
Subsea 7, Inc. (a)	1,900	37,278

		246,636

PORTUGAL — 0.2%
Banco Comercial Portugues SA (b)	38,600	33,673
Brisa Auto- Estradas de Portugal SA	1,300	8,395
Cimpor Cimentos de Portugal SGPS SA	2,000	12,893

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Sonae	11,625	$12,903

		67,864

SINGAPORE — 2.5%
Ascendas REIT	16,000	26,639
CapitaCommercial Trust	19,000	21,378
CapitaMall Trust	83,000	135,667
Cosco Corp. Singapore, Ltd. (b)	14,000	18,839
Golden Agri-Resources, Ltd.	126,000	54,602
Keppel Land, Ltd.	10,000	30,790
Neptune Orient Lines, Ltd. (a)(b)	30,000	45,159
Olam International, Ltd.	29,096	72,113
Singapore Press Holdings, Ltd. (b)	104,000	336,032

		741,219

SOUTH KOREA — 6.8%
Busan Bank	3,600	44,359
Celltrion, Inc. (a)	2,100	41,162
Cheil Industries, Inc.	1,403	122,797
CJ CheilJedang Corp.	100	21,136
CJ Corp.	400	32,203
Daelim Industrial Co. Ltd.	676	50,037
Daewoo Engineering & Construction Co., Ltd.	4,242	41,853
Daewoo International Corp.	1,009	35,573
Daewoo Securities Co., Ltd.	2,200	48,524
Daewoo Securities Co., Ltd. Preference Shares	2,118	17,107
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,890	45,168
Doosan Corp.	400	53,497
Doosan Infracore Co., Ltd. (a)	1,990	41,798
Glovis Co., Ltd.	469	62,725
GS Engineering & Construction Corp.	742	57,069
GS Holdings	622	30,111
Hanjin Shipping Co., Ltd. (a)	1,200	35,413
Hankook Tire Co., Ltd.	1,200	34,677
Hanwha Chemical Corp.	1,500	35,979
Hanwha Corp.	2,268	87,518
Honam Petrochemical Corp.	300	55,909
Hyosung Corp.	412	44,443
Hyundai Department Store Co., Ltd.	200	24,205
Hyundai Development Co.	6	159
Hyundai Merchant Marine Co., Ltd.	1,600	71,142
Hyundai Mipo Dockyard Co., Ltd.	224	37,031
Hyundai Securities Co., Ltd.	4,332	60,787
Kangwon Land, Inc.	2,500	54,374
KCC Corp.	119	38,301
KEPCO Plant Service & Engineering Co., Ltd.	200	12,103
Kia Motors Corp.	8	258
Korea Zinc Co., Ltd.	248	68,076
Korean Air Lines Co., Ltd. (a)	590	40,153
LG Innotek Co., Ltd. (a)	200	24,556
LG Telecom, Ltd.	3,800	24,561
LS Industrial Systems Co., Ltd.	300	24,600
LS Uplus Corp.	469	48,124
NCSoft Corp.	369	76,696
Samsung Engineering Co., Ltd.	743	99,045
Samsung Securities Co., Ltd.	1,164	66,252
Samsung Techwin Co., Ltd.	898	88,993
SK C&C Co., Ltd.	600	53,409
SK Holdings Co., Ltd.	542	56,327
SK Networks Co., Ltd.	1,300	12,769
Woongjin Coway Co., Ltd.	700	27,257
Woori Investment & Securities Co., Ltd.	6	110

		2,048,346

SPAIN — 3.0%
Abengoa SA	600	15,219
Acerinox SA (b)	2,500	44,557
Banco de Valencia SA (b)	6,700	38,234
Bankinter SA (b)	5,400	37,576
Bolsas y Mercados Espanoles (b)	2,971	79,538
Ebro Puleva SA (b)	12,548	251,305
EDP Renovaveis SA (a)(b)	1,500	8,498
Enagas	1,857	37,685
Gestevision Telecinco SA	2,600	28,680
Grifols SA (b)	3,018	43,344
Grupo Catalana Occidente SA	676	12,874
Iberia Lineas Aereas de Espana (a)	8,300	32,079
Indra Sistemas SA (b)	10,252	195,805
Inmobiliaria Colonial SA (a)	162,500	21,075
Obrascon Huarte Lain SA	800	22,499
Prosegur Cia de Seguridad SA	400	23,962
Tecnicas Reunidas SA	469	25,038

		917,968

SWEDEN — 2.9%
Boliden AB	4,730	71,752
Elekta AB (Class B) (b)	1,700	61,629
Getinge AB (Class B)	8,366	195,771
Hakon Invest AB	800	14,632
Hexagon AB (Class B)	3,743	80,415
Holmen AB	300	9,267
Husqvarna AB	1,300	9,561
Husqvarna AB (Class B) (b)	6,488	48,102
Industrivarden AB	3,456	50,372
Lundbergforetagen AB	300	17,923
Meda AB (Class A) (b)	3,881	31,022
Modern Times Group AB (Class B)	2,193	163,728
Ratos AB (Class B)	1,400	48,424
SSAB AB	600	8,438
SSAB AB (Series A)	4,931	78,758

		889,794

SWITZERLAND — 5.4%
Aryzta AG	1,896	83,452
Baloise Holding AG	1,345	121,979
Banque Cantonale Vaudoise	83	42,776
Basellandschaftliche Kantonalbank	286	374,717
Clariant AG (a)	6,077	89,387
Dufry Group (a)	100	9,612
Logitech International SA (a)(b)	1,821	31,911
Lonza Group AG	500	42,965
Panalpina Welttransport Holding AG (a)	383	42,340
PSP Swiss Property AG (a)	3,836	285,261
Sika AG	122	226,405
Straumann Holding AG (b)	170	38,161
Sulzer AG	1,007	117,506

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Swiss Life Holding AG (a)	412	$47,190
Swiss Prime Site AG (a)	896	63,970

		1,617,632

UNITED KINGDOM — 13.6%
3i Group PLC	18,250	82,393
Aberdeen Asset Management PLC	8,248	20,860
African Barrick Gold, Ltd.	900	8,367
AMEC PLC	3,332	51,771
Amlin PLC	9,410	59,506
Ashmore Group PLC	4,052	21,365
Babcock International Group PLC	1,000	8,982
Balfour Beatty PLC	26,906	113,416
British Airways PLC (a)(b)	10,004	38,276
Bunzl PLC	8,288	99,127
Cable & Wireless Communications PLC	19,100	17,080
Cable & Wireless Worldwide PLC	36,300	42,072
Cobham PLC	52,765	192,070
Croda International PLC	1,100	25,689
Daily Mail & General Trust PLC	1,600	13,262
Derwent London PLC	500	11,850
Dimension Data Holdings PLC	32,000	60,309
Drax Group PLC	13,322	80,465
easyJet PLC (a)	4,050	23,607
Ferrexpo PLC	5,200	25,263
FirstGroup PLC	12,939	73,972
GKN PLC	20,585	54,950
Hammerson PLC	9,232	57,362
Hargreaves Lansdown PLC	1,300	9,014
Hays PLC	65,743	117,169
Hikma Pharmaceuticals PLC	1,100	11,934
Home Retail Group PLC	17,279	56,090
Homeserve PLC	1,300	9,003
ICAP PLC	8,039	54,662
IG Group Holdings PLC	5,816	45,568
IMI PLC	3,300	39,911
Informa PLC	27,306	180,248
Inmarsat PLC	19,638	205,324
Intercontinental Hotels Group PLC	4,328	77,476
Intertek Group PLC	8,168	235,542
Invensys PLC	16,727	78,680
Investec PLC	18,450	147,839
ITV PLC (a)	73,390	68,984
John Wood Group PLC	4,500	30,960
Liberty International PLC	3,919	22,707
Logica PLC	63,125	126,131
London Stock Exchange Group PLC	4,341	46,584
Lonmin PLC (a)	3,205	84,292
Meggitt PLC	5,900	27,538
Misys PLC (a)	2,500	11,251
Mondi PLC	5,600	45,402
Pennon Group PLC	16,866	154,548
Petropavlovsk PLC	3,464	60,590
Premier Oil PLC (a)	676	17,619
Rentokil Initial PLC (a)	30,451	49,424
Rexam PLC	19,752	95,554
Rotork PLC	600	16,262
Segro PLC	12,627	54,321
Serco Group PLC	22,017	213,371
Severn Trent PLC	1,400	28,922
SSL International PLC	3,800	69,341
Tate & Lyle PLC	9,552	70,263
The Sage Group PLC	14,200	61,826
The Weir Group PLC	3,500	78,483
Thomas Cook Group PLC	10,617	28,743
Travis Perkins PLC (a)	2,432	32,326
Tui Travel PLC	26,327	88,946
United Business Media PLC	900	8,928
Whitbread PLC	2,100	53,741

		4,097,531

TOTAL COMMON STOCKS —
(Cost $27,407,984)		29,808,483

SHORT TERM INVESTMENTS — 12.9%
UNITED STATES — 12.9%
MONEY MARKET FUNDS — 12.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	3,868,805	3,868,805
State Street Institutional Liquid Reserves Fund 0.26% (d)(e)	17,129	17,129

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,885,934)		3,885,934

TOTAL INVESTMENTS — 111.6%
(Cost $31,293,918)		33,694,417
OTHER ASSETS AND LIABILITIES — (11.6)%		(3,498,434)

NET ASSETS — 100.0%		$30,195,983

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at September 30, 2010.
Amount shown represents less than 0.05% of net assets.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 98.5%
BRAZIL — 6.4%
American Banknote SA	68,974	$736,884
Anhanguera Educacional Participacoes SA	188,475	3,338,528
B2W Companhia Global Do Varejo	53,602	990,286
BR Properties SA	180,984	1,741,258
Brasil Brokers Participacoes SA	224,338	993,115
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA (a)	769,116	440,351
Centrais Eletricas de Santa Catarina SA Preference Shares	68,450	1,420,150
CETIP SA — Balcao Organizado de Ativos e Derivativos	186,962	1,841,811
Cia de Saneamento de Minas Gerais-Copasa MG	68,656	1,051,601
Cia Energetica do Ceara Preference Shares	10,675	168,045
Companiha de Tecidos Norte de Minas-Coteminas Preference Shares	215,583	531,895
Confab Industrial SA Preference Shares	924,879	3,357,340
Contax Participacoes SA Preference Shares	63,214	1,027,946
Cremer SA	67,593	722,130
Drogasil SA	43,990	1,121,690
Eternit SA	208,917	1,156,677
Even Construtora e Incorporadora SA	260,106	1,354,111
Ez Tec Empreendimentos e Participacoes SA	104,642	704,119
Ferbasa-Ferro Ligas DA Bahia Preference Shares	53,200	393,458
Fleury SA	53,384	661,707
Iguatemi Empresa de Shopping Centers SA	36,840	826,302
Iochpe-Maxion SA	92,100	1,152,473
LPS Brasil Consultoria de Imoveis SA	33,206	596,814
Lupatech SA (a)	143,681	1,895,449
Magnesita Refratarios SA (a)	350,570	2,379,622
Marcopolo SA Preference Shares	1,210,253	4,000,364
Mills Estruturas e Servicos de Engenharia SA (a)	98,019	972,553
Obrascon Huarte Lain Brasil SA	35,023	1,095,632
Odontoprev SA	108,247	1,270,826
Paranapanema SA (a)	163,477	558,690
Randon SA Implementos e Participacoes Preference Shares	648,425	4,554,514
Sao Martinho SA	146,785	1,557,782
Sao Paulo Alpargatas SA Preference Shares	166,575	934,047
Saraiva SA Livreiros Editores Preference Shares	32,997	710,695
SLC Agricola SA	63,105	695,042
Tempo Participacoes SA (a)	228,826	687,477
Totvs SA	40,876	3,134,100

		50,775,484

CHILE — 1.9%
Almendral SA	11,191,194	1,355,357
Empresas La Polar SA	938,586	7,031,625
Inversiones Aguas Metropolitanas SA	609,924	915,138
Masisa SA (a)	10,507,077	1,804,817
Parque Arauco SA	642,479	1,256,504
Vina Concha Y Toro SA	1,175,343	2,821,602

		15,185,043

CHINA — 8.9%
Anhui Expressway Co., Ltd. (b)	4,982,000	3,337,078
AsiaInfo-Linkage, Inc. (a)(b)	45,965	906,889
BYD Electronic International Co., Ltd.	827,000	475,116
China Automation Group, Ltd. (b)	893,000	720,087
China Green Holdings, Ltd. (b)	2,190,000	2,115,751
China Hongxing Sports, Ltd. (b)	5,558,000	760,588
China Huiyuan Juice Group, Ltd. (b)	2,778,900	1,943,712
China Infrastructure Machinery Holdings, Ltd.	1,907,000	1,925,866
China Medical Technologies, Inc. ADR (a)(b)	53,121	690,042
China Minzhong Food Corp., Ltd. (a)	1,115,000	1,161,326
China Resources Gas Group, Ltd.	886,000	1,303,344
China SCE Property Holdings, Ltd.	2,061,000	584,063
China Shanshui Cement Group, Ltd.	4,686,000	2,873,217
China Vanadium Titano — Magnetite Mining Co., Ltd. (a)	1,165,000	538,740
China Wireless Technologies, Ltd.	1,792,000	833,306
Chongqing Machinery & Electric Co., Ltd.	2,586,000	796,133
Dalian Port PDA Co., Ltd.	1,586,000	657,837
E-House China Holdings, Ltd. (b)	55,549	1,048,210
First Tractor Co., Ltd.	900,500	705,256
Giant Interactive Group, Inc. ADR (b)	258,482	1,659,454
Great Wall Technology Co., Ltd.	1,038,000	528,146
Haitian International Holdings, Ltd.	794,000	777,308
Harbin Power Equipment Co., Ltd.	2,334,000	2,901,265
Hidili Industry International Development, Ltd.	1,147,000	1,125,842
Home Inns & Hotels Management, Inc. ADR (a)(b)	140,412	6,941,969
Kingsoft Corp., Ltd.	1,015,000	538,670
Livzon Pharmaceutical, Inc.	131,900	449,227
Longcheer Holdings, Ltd.	1,088,000	636,910
Minth Group, Ltd.	446,000	889,334
NVC Lighting Holdings, Ltd.	3,151,000	1,591,086
O-Net Communications Group, Ltd. (a)	832,000	586,233
Pacific Online, Ltd.	1,368,000	593,848
Peak Sport Products Co., Ltd. (b)	1,069,000	784,895
Pine Agritech, Ltd. (a)	3,324,000	505,417
Ports Design, Ltd.	1,392,000	3,846,146
Real Gold Mining, Ltd. (a)	321,500	570,676
Semiconductor Manufacturing International Corp. (a)	42,582,000	3,071,661
Shanghai Electric Group Co., Ltd.	6,138,000	3,407,716
Shenguan Holdings Group, Ltd.	796,661	933,844
Shenzhen International Holdings, Ltd.	34,877,500	2,740,529
Shenzhou International Group Holdings, Ltd.	502,000	613,015

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Sohu.com, Inc. (a)(b)	37,376	$2,153,605
Sound Global, Ltd. (a)(b)	1,123,000	734,238
Suntech Power Holdings Co., Ltd. ADR (a)(b)	161,233	1,554,286
TCL Communication Technology Holdings, Ltd.	906,000	552,012
Tianjin Tianlian Public Utilities Co., Ltd. (a)	602,000	120,195
Tong Ren Tang Technologies Co., Ltd.	228,000	644,657
Travelsky Technology, Ltd.	841,000	848,237
WuXi PharmaTech Cayman, Inc. ADR (a)(b)	72,215	1,239,209
Xinjiang Xinxin Mining Industry Co., Ltd.	4,970,000	2,816,880
Zhejiang Southeast Electric Power Co.	2,211,500	1,284,882
Zhuzhou CSR Times Electric Co., Ltd.	38,000	121,883

		71,139,836

CZECH REPUBLIC — 0.3%
Philip Morris CR AS	4,696	2,437,312

EGYPT — 1.4%
Eastern Tobacco	36,274	809,204
Egyptian for Tourism Resorts (a)	3,053,314	1,024,386
Egyptian Kuwait Holding Co.	1,128,258	1,839,061
ElSwedy Electric Co. (a)	70,731	879,385
Ezz Steel (a)	284,990	966,153
Juhayna Food Industries (a)	659,132	659,942
Maridive & Oil Services SAE	287,073	818,158
Misr Beni Suef Cement Co.	37,284	1,197,830
Olympic Group Financial Investments	94,049	446,373
Palm Hills Developments SAE (a)	750,964	778,269
Six of October Development & Investment Co. (a)	75,690	1,241,779
Suez Cement Co.	92,977	685,936

		11,346,476

HONG KONG — 5.7%
361 Degrees International, Ltd. (b)	742,000	745,517
Asian Citrus Holdings, Ltd. (a)	694,800	671,244
BaWang International Group Holding, Ltd. (b)	1,140,000	505,153
Beijing Capital Land, Ltd.	1,696,400	607,480
China Everbright International, Ltd. (b)	5,988,000	2,992,766
China Foods, Ltd.	906,000	785,421
China Forestry Holdings, Ltd.	1,786,000	782,203
China High Precision Automation Group, Ltd. (a)	902,000	582,108
China Lilang, Ltd. (b)	720,000	1,205,688
China Pharmaceutical Group, Ltd. (b)	1,146,000	591,954
China Power International Development, Ltd. (b)	12,472,000	2,763,273
China State Construction International Holdings, Ltd.	1,476,000	889,798
China Travel International Investment Hong Kong, Ltd. (a)	9,954,000	2,346,432
CIMC Enric Holdings, Ltd. (a)	1,011,000	468,827
Citic 21CN Co., Ltd. (a)	3,037,500	492,999
Citic Resources Holdings, Ltd. (a)	2,770,000	692,215
Comba Telecom Systems Holdings, Ltd. (b)	894,850	1,000,528
Dawnrays Pharmaceutical Holdings, Ltd.	1,172,000	567,642
Digital China Holdings, Ltd.	856,000	1,490,767
Fufeng Group, Ltd.	968,000	687,047
Global Bio-Chem Technology Group Co., Ltd. (a)	2,972,000	474,711
Greentown China Holdings, Ltd.	796,000	865,396
GZI Transportation, Ltd.	1,366,549	732,281
Haier Electronics Group Co., Ltd. (a)	882,000	743,029
Hengdeli Holdings, Ltd. (b)	1,832,000	847,187
Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,120,000	347,692
Ju Teng International Holdings, Ltd.	1,188,000	596,816
Kaisa Group Holdings, Ltd. (a)	3,290,000	673,833
Kingway Brewery Holdings, Ltd. (a)	1,794,000	473,735
Lijun International Pharmaceutical Holdings, Ltd.	1,340,000	524,732
PCD Stores, Ltd. (a)(b)	2,991,000	943,934
Ruinian International, Ltd.	768,000	643,034
Shenzhen Investment, Ltd.	2,742,000	985,442
Shougang Concord International Enterprises Co., Ltd. (a)	13,000,000	2,377,885
Sino Biopharmaceutical	3,412,000	1,375,665
Sinotrans Shipping, Ltd.	1,757,500	742,555
Tianjin Port Development Holdings, Ltd. (b)	6,322,000	1,482,126
Tianneng Power International, Ltd.	1,244,000	485,537
TPV Technology, Ltd.	1,752,000	1,150,969
United Energy Group, Ltd. (a)	5,852,000	520,131
Vinda International Holdings, Ltd. (b)	598,000	842,709
VODone, Ltd. (b)	2,830,000	816,570
Wasion Group Holdings, Ltd.	695,000	532,673
Yingde Gases (a)	1,677,000	1,583,420
Yip’s Chemical Holdings, Ltd.	562,000	691,351
Yuexiu Property Co., Ltd. (a)(b)	12,596,000	3,115,251

		45,437,726

HUNGARY — 0.1%
Egis Gyogyszergyar Nyrt	7,259	799,178

INDIA — 10.3%
Amtek Auto, Ltd.	378,444	1,389,635
Anant Raj Industries, Ltd.	701,060	2,188,131
Aurobindo Pharma, Ltd.	40,336	933,558
Bajaj Finserv, Ltd.	45,162	538,456
Bajaj Hindusthan, Ltd.	193,694	573,301
Bajaj Holdings and Investment, Ltd.	37,903	711,034
Balrampur Chini Mills, Ltd.	270,036	558,882
Bharat Forge, Ltd.	612,447	4,933,923
Bhushan Steel, Ltd.	72,608	672,999
Biocon, Ltd.	80,512	649,328
CESC, Ltd.	271,790	2,340,775
Core Projects & Technologies, Ltd.	96,629	642,975
Coromandel International, Ltd.	59,580	814,112
Dewan Housing Finance, Corp. Ltd.	83,183	528,698
Edelweiss Capital, Ltd.	323,103	395,475

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Educomp Solutions, Ltd.	141,017	$1,903,345
Emami, Ltd.	72,072	734,674
Era Infra Engineering, Ltd.	132,615	679,971
Escorts, Ltd.	147,460	704,894
Essar Shipping Ports & Logistics, Ltd. (a)	175,000	436,186
Federal Bank, Ltd.	126,419	1,104,250
Financial Technologies India, Ltd.	24,984	639,570
Fortis Healthcare, Ltd. (a)	158,880	556,884
Gammon India, Ltd.	108,300	521,797
Gateway Distriparks, Ltd.	242,917	604,116
GlaxoSmithKline Consumer Healthcare, Ltd.	17,698	797,956
Glenmark Pharmaceuticals, Ltd.	494,604	3,302,130
Godrej Industries, Ltd.	105,923	506,809
Great Offshore, Ltd.	42,912	349,093
GTL, Ltd.	232,949	2,197,554
Gujarat Gas Co., Ltd.	83,501	761,887
Gujarat NRE Coke, Ltd.	391,867	539,379
GVK Power & Infrastructure, Ltd. (a)	1,129,087	1,170,924
HCL Infosystems, Ltd.	204,369	557,825
Hindustan Construction Co.	452,737	592,936
IFCI, Ltd.	728,055	988,347
India Cements, Ltd.	625,985	1,628,522
India Infoline, Ltd.	284,990	732,850
Indiabulls Financial Services, Ltd.	413,632	1,299,302
Indiabulls Real Estate, Ltd. (a)	402,978	1,555,055
Indian Hotels Co., Ltd.	300,362	661,084
IVRCL Infrastructures & Projects, Ltd.	1,331,631	4,750,427
Jammu & Kashmir Bank, Ltd.	41,964	757,845
Mahindra & Mahindra Financial Services	58,835	844,522
Marico, Ltd.	266,838	774,950
MAX India, Ltd. (a)	558,633	2,113,444
Moser Baer India, Ltd.	1,037,766	1,553,127
Motherson Sumi Systems, Ltd.	161,442	653,349
Nagarjuna Construction Co., Ltd.	771,057	2,694,024
Opto Circuits India, Ltd.	113,291	744,516
Patni Computer Systems, Ltd.	422,633	3,903,253
Phoenix Mills, Ltd.	102,825	517,157
Punj Lloyd, Ltd.	627,212	1,761,526
Rajesh Exports, Ltd.	238,111	522,482
REI Agro, Ltd.	1,181,806	543,102
Reliance Natural Resources, Ltd. (a)	545,096	469,461
Rolta India, Ltd.	150,985	544,332
Sadbhav Engineering, Ltd.	8,620	284,871
Shree Renuka Sugars, Ltd.	454,545	892,197
Sintex Industries, Ltd.	367,446	3,143,346
Strides Arcolab, Ltd.	54,138	522,886
Suzlon Energy, Ltd. (a)	1,012,878	1,190,163
Tata Chemicals, Ltd.	80,512	722,073
Tata Global Beverages, Ltd.	323,795	872,268
Thermax, Ltd.	43,354	771,853
United Breweries, Ltd.	85,745	785,034
United Phosphorus, Ltd.	809,783	3,225,796
Voltas, Ltd.	149,913	814,037
Welspun-Gujarat Stahl, Ltd.	397,798	2,381,388

		82,152,051

INDONESIA — 2.9%
Alam Sutera Realty Tbk PT	26,069,000	598,784
Bakrie and Brothers Tbk PT (a)	133,673,500	808,781
Bakrie Sumatera Plantations Tbk PT	12,256,000	466,895
Bakrie Telecom Tbk PT (a)	32,171,500	847,093
Bakrieland Development Tbk PT	53,951,500	930,928
Bank Panin Indonesia Tbk PT (a)	16,100,500	2,056,534
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (a)	6,953,500	1,215,402
Bank Tabungan Negara Tbk PT	4,063,500	828,635
Barito Pacific Tbk PT (a)	4,241,000	598,729
Bisi International PT (a)	2,413,500	608,445
Bumi Serpong Damai PT	7,080,500	761,600
Darma Henwa PT Tbk (a)	136,780,342	1,149,415
Delta Dunia Makmur Tbk PT (a)	5,805,500	669,990
Energi Mega Persada Tbk PT (a)	47,773,500	610,216
Gajah Tunggal Tbk PT	2,834,500	628,830
Holcim Indonesia Tbk PT (a)	2,748,500	746,791
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	3,573,000	930,782
Indika Energy Tbk PT	1,957,500	729,265
Japfa Comfeed Indonesia Tbk PT	1,580,000	716,975
Kawasan Industri Jababeka Tbk PT (a)	37,224,000	538,028
Lippo Karawaci Tbk PT (a)	30,325,500	1,902,776
Medco Energi Internasional Tbk PT	1,928,000	718,275
Pakuwon Jati Tbk PT (a)	5,615,000	629,132
Pembangunan Perumahan Persero PT Tbk	7,235,000	729,580
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	868,000	957,961
Summarecon Agung Tbk PT	8,244,000	1,016,067
Timah Tbk PT	2,410,000	850,588

		23,246,497

ISRAEL — 0.5%
Clal Industries and Investments, Ltd.	261,593	1,822,331
Elbit Imaging, Ltd. (a)	818	11,253
EZchip Semiconductor, Ltd. (a)	360	9,090
First International Bank of Israel, Ltd.	2,302	34,188
Isramco Negev 2 — LP (a)	1,155,647	186,002
Koor Industries, Ltd.	1,104	23,989
NICE Systems, Ltd. (a)	2,254	69,580
Orbotech, Ltd. (a)(b)	147,164	1,468,697
Osem Investments, Ltd.	36,321	564,504

		4,189,634

MALAYSIA — 4.4%
AirAsia Bhd (a)	2,854,500	2,080,539
Alliance Financial Group Bhd	4,184,400	4,188,466
Berjaya Corp. Bhd	3,338,500	1,232,877
Berjaya Corp. Bhd (a)	50	7
Bursa Malaysia Bhd	1,115,600	2,938,072
EON Capital Bhd (a)	93,100	217,143
Fraser & Neave Holdings Bhd	225,800	1,057,683
Gamuda Bhd	79,000	99,294
Genting Plantations Bhd	512,500	1,281,665
IGB Corp. Bhd	4,505,100	2,641,474
Kencana Petroleum Bhd	1,577,000	848,014
KNM Group Bhd (a)	11,118,950	1,638,848

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Kulim Malaysia Bhd	711,500	$1,979,846
Lafarge Malayan Cement Bhd	488,000	1,247,269
Malaysian Bulk Carriers Bhd	1,096,700	1,037,371
Media Prima Bhd	1,613,800	1,129,190
Parkson Holdings Bhd	1,362,594	2,568,933
Shell Refining Co. Federation of Malaya	47,600	164,989
SP Setia Bhd	2,042,200	2,970,352
Sunway Real Estate Investment Trust (a)	3,432,000	1,078,406
Tan Chong Motor Holdings Bhd	604,000	1,166,129
Top Glove Corp. Bhd	749,300	1,245,192
UEM Land Holdings Bhd (a)	1,526,600	1,157,190
Wah Seong Corp Bhd	1,173,700	821,248

		34,790,197

MEXICO — 3.3%
Axtel SAB de CV (a)	2,457,675	1,459,166
Banco Compartamos SA de CV	4,676	29,945
Bolsa Mexicana de Valores SAB de CV	540,094	907,685
Consorcio ARA SAB de CV	3,128,713	2,054,816
Corporacion GEO SAB de CV (a)	978,999	2,818,747
Desarrolladora Homex SAB de CV (a)	134,005	727,921
Empresas ICA SAB de CV (a)	1,051,030	2,566,515
Genomma Lab Internacional SA de CV (a)	284,672	549,753
Grupo Aeroportuario del Pacifico SAB de CV	413,763	1,436,971
Grupo Aeroportuario del Sureste SAB de CV (b)	805,171	3,835,922
Industrias CH SAB, Series B (a)	685,359	2,370,907
Promotora y Operadora de Infraestructura, SAB de CV (a)	829,847	2,400,564
TV Azteca SAB de CV	6,317,443	4,315,414
Urbi Desarrollos Urbanos SA de CV (a)	210,311	442,903

		25,917,229

MOROCCO — 0.2%
Alliances Developpement Immobilier SA	1,295	113,815
Label Vie	4,379	612,157
Samir (a)	8,089	619,477

		1,345,449

PERU — 0.2%
Alicorp SA	735,800	1,269,668
Grana y Montero SA	343,000	689,076

		1,958,744

PHILIPPINES — 1.7%
Aboitiz Power Corp.	34,000	16,192
ABS-CBN Holdings Corp, PDR	217,000	274,928
Alliance Global Group, Inc.	4,691,300	962,099
DMCI Holdings, Inc.	1,282,700	803,788
Energy Development Corp.	9,486,000	1,316,389
First Philippine Holdings Corp.	304,700	478,383
GMA Holdings, Inc.	4,950,700	807,725
International Container Terminal Services, Inc.	1,002,400	877,114
Jollibee Foods Corp.	537,900	1,127,647
Megaworld Corp.	78,261,000	3,958,971
Metro Pacific Investments Corp.	6,174,950	529,060
Philex Mining Corp.	2,041,600	661,537
Semirara Mining Corp.	181,400	538,186
Universal Robina Corp.	1,079,000	1,020,360

		13,372,379

POLAND — 2.7%
Agora SA	158,504	1,535,095
Asseco Poland SA	126,204	2,275,508
Bank Millennium SA (a)	869,189	1,498,525
Ciech SA (a)	42,064	349,600
Echo Investment SA (a)	765,245	1,390,279
Emperia Holding SA	23,151	787,138
Globe Trade Centre SA (a)	162,405	1,243,799
Grupa Lotos SA (a)	219,378	2,350,680
LPP SA	1,483	934,594
Lubelski Wegiel Bogdanka SA (a)	42,818	1,278,621
Netia SA (a)	641,189	1,226,555
Orbis SA (a)	56,703	808,165
PBG SA	29,505	2,477,539
Polimex- Mostostal SA	1,219,533	1,834,483
Synthos SA (a)	903,966	695,418
TVN SA	197,727	1,180,896

		21,866,895

RUSSIA — 1.0%
AK Transneft OAO Preference Shares	1,873	2,172,680
Integra Group Holdings GDR (a)	657,382	1,709,193
Inter Rao Ues OAO (a)	219,937,781	365,097
LSR Group GDR (a)	2,848	24,208
North-West Telecom (c)	861,139	671,688
OGK-2 OAO (a)(c)	11,900,697	618,836
PIK Group GDR (a)	362,013	1,357,549
Vsmpo-Avisma Corp.	14,863	1,356,249

		8,275,500

SOUTH AFRICA — 9.8%
Adcock Ingram Holdings, Ltd.	153,865	1,400,919
AECI, Ltd.	36,344	380,413
Afgri, Ltd.	2,031,008	1,994,810
Aquarius Platinum, Ltd.	480,684	2,579,916
Aveng, Ltd.	592,512	3,695,607
AVI, Ltd.	289,687	1,130,204
Barloworld, Ltd.	248,982	1,670,757
Clicks Group, Ltd.	331,437	2,100,500
Coronation Fund Managers, Ltd.	1,054,639	2,236,513
DataTec, Ltd.	774,750	4,052,432
Foschini, Ltd.	10,310	122,683
Gold Reef Resorts, Ltd. (b)	808,463	2,063,381
Grindrod, Ltd.	1,189,601	2,865,563
Hosken Consolidated Investments, Ltd.	208,957	2,194,943
Illovo Sugar, Ltd.	179,546	648,747
Investec, Ltd.	4,524	38,576
JD Group, Ltd.	628,417	4,301,597
JSE, Ltd.	350,345	3,694,690

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Lewis Group, Ltd.	654,517	$6,588,058
Life Healthcare Group Holdings, Ltd.	892,446	1,847,773
Medi-Clinic Corp., Ltd.	4,514	17,178
Merafe Resources, Ltd.	5,521,707	1,147,997
Metorex, Ltd. (a)	1,244,054	722,426
Metropolitan Holdings, Ltd.	564,125	1,326,535
Mondi, Ltd.	172,914	1,413,202
Mr. Price Group, Ltd.	238,220	1,878,626
Murray & Roberts Holdings, Ltd.	326,954	2,104,904
Mvelaphanda Resources, Ltd. (a)	403,917	2,577,220
Nampak, Ltd.	555,771	1,510,893
Netcare, Ltd. (a)	31,104	61,724
Northam Platinum, Ltd. (b)	384,088	2,532,757
Pangbourne Properties, Ltd.	479,638	1,322,490
Pick’n Pay Holdings, Ltd.	206,164	523,221
Reunert, Ltd.	563,138	5,006,981
SA Corporate Real Estate Fund	6,051,485	2,681,142
Sun International, Ltd.	76,133	1,065,423
The Spar Group, Ltd.	197,786	2,634,575
Tongaat Hulett, Ltd. (a)	99,879	1,424,940
Wilson Bayly Holmes-Ovcon, Ltd.	123,050	2,205,418
Woolworths Holdings, Ltd.	14,160	54,900

		77,820,634

TAIWAN — 29.6%
A-DATA Technology Co., Ltd.	274,000	449,044
Ability Enterprise Co., Ltd.	426,000	706,330
Accton Technology Corp.	980,000	680,697
Action Electronics Co., Ltd. (a)	1,375,000	479,730
Adlink Technology, Inc.	330,000	623,210
Advanced Ceramic X Corp.	141,400	945,941
Advanced International Multitech Co., Ltd.	284,000	579,972
Advanced Power Electronics Corp.	425,398	463,640
Advanced Wireless Semiconductor Co.	287,000	496,990
Advantech Co., Ltd.	426,000	1,120,855
AGV Products Corp. (a)	1,224,000	552,419
Alcor Micro Corp.	279,000	495,639
Alpha Networks, Inc.	709,000	607,069
Altek Corp.	567,228	842,449
AmTRAN Technology Co., Ltd.	1,033,409	888,147
Anpec Electronics Corp.	311,000	396,197
Apex Biotechnology Corp.	567,000	1,283,130
Arcadyan Technology Corp.	197,039	435,811
Asia Optical Co., Inc. (a)	303,540	493,569
Asia Polymer	393,600	389,298
Asrock, Inc.	142,000	506,794
Aten International Co., Ltd.	142,000	244,988
Bank of Kaohsiung (a)	1,277,000	506,851
Basso Industry Corp.	567,000	589,840
BES Engineering Corp.	2,571,000	635,313
Biostar Microtech International Corp.	851,000	514,825
Cameo Communications, Inc.	966,350	515,011
Cando Corp./Taiwan (a)	750,328	583,614
Capital Securities Corp.	2,269,720	1,028,009
Career Technology Co., Ltd.	464,000	668,342
Catcher Technology Co., Ltd.	651,132	1,500,616
Cathay No. 1 REIT	1,044,000	379,284
Cathay Real Estate Development Co., Ltd.	1,844,000	929,629
Chang Wah Electromaterials, Inc.	142,000	693,149
Charoen Pokphand Enterprise	989,000	604,641
Chaun-Choung Technology Corp.	324,000	456,316
Cheng Loong Corp.	1,529,000	668,049
Cheng Uei Precision Industry Co., Ltd.	426,000	788,144
Chicony Electronics Co., Ltd.	585,690	1,237,314
Chien Kuo Construction Co., Ltd.	1,226,860	644,031
Chin-Poon Industrial Co.	716,000	586,707
China Bills Finance Corp.	3,262,394	898,055
China Chemical & Pharmaceutical Co., Ltd.	537,000	457,219
China Life Insurance Co., Ltd.	2,270,107	1,965,539
China Manmade Fibers Corp. (a)	1,844,000	678,777
China Petrochemical Development Corp. (a)	2,269,780	1,620,156
China Steel Chemical Corp.	296,000	1,023,254
China Synthetic Rubber Corp.	692,000	658,963
Chinese Gamer International Corp.	47,000	353,536
Chipbond Technology Corp. (a)	728,000	1,118,512
Chong Hong Construction Co., Ltd.	293,860	707,337
Chroma ATE, Inc.	422,000	1,006,322
Chung Hung Steel Corp. (a)	852,000	395,436
Chunghwa Picture Tubes, Ltd. (a)	6,233,011	899,793
Clevo Co.	593,053	1,349,681
CMC Magnetics Corp. (a)	3,121,000	831,161
Coretronic Corp.	1,276,420	1,961,115
Crete Systems, Inc.	283,440	623,284
CTCI Corp.	709,000	779,545
CyberTAN Technology, Inc.	567,000	797,646
D-Link Corp.	1,134,904	1,240,561
Dahan Development Corp. (a)	284,000	722,693
Danen Technology Corp. (a)	284,000	559,973
Dimerco Express Taiwan Corp.	567,000	549,005
Dynamic Electronics Co., Ltd.	592,000	427,303
E.Sun Financial Holding Co., Ltd.	4,539,749	2,354,046
Elan Microelectronics Corp.	567,000	883,853
Elite Material Co., Ltd.	567,413	526,703
Elite Semiconductor Memory Technology, Inc.	426,000	724,056
ENG Electric Co., Ltd.	177,000	589,216
Entire Technology Co., Ltd.	137,000	565,690
Episil Technologies, Inc. (a)	851,000	503,929
Eternal Chemical Co., Ltd.	850,800	890,519
Everlight Chemical Industrial Corp.	447,000	536,546
Everlight Electronics Co., Ltd.	567,503	1,596,707
Excelsior Medical Co., Ltd.	197,000	614,807
Far Eastern Department Stores, Ltd.	1,135,269	1,428,103
Far Eastern International Bank	2,553,510	1,136,110
Faraday Technology Corp.	425,323	820,927
Farglory Land Development Co., Ltd.	198,000	481,667
Feng Hsin Iron & Steel Co., Ltd.	567,270	935,115
Feng TAY Enterprise Co., Ltd.	564,000	574,083
First Insurance Co., Ltd.	1,259,000	586,350
FLEXium Interconnect, Inc.	284,000	479,977
Forhouse Corp.	595,576	671,039
Formosa Epitaxy, Inc.	567,000	769,515

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Formosa Sumco Technology Corp. (a)	567,000	$1,117,975
Formosa Taffeta Co., Ltd.	993,000	807,330
Formosan Rubber Group, Inc.	673,000	522,390
Formosan Union Chemical (a)	1,277,000	670,352
Froch Enterprise Co., Ltd. (a)	1,135,000	608,526
FSP Technology, Inc.	582,630	717,063
Gallant Precision Machining Co., Ltd. (a)	711,000	434,681
Gemtek Technology Corp.	423,953	727,362
Genius Electronic Optical Co., Ltd. (a)	142,000	722,693
Genmont Biotech, Inc.	151,000	392,948
GeoVision, Inc.	141,000	455,836
Giant Manufacturing Co., Ltd.	425,994	1,602,173
Gigastorage Corp.	425,470	678,894
Gintech Energy Corp.	615,006	1,732,328
Global Unichip Corp.	141,669	503,345
Goldsun Development & Construction Co., Ltd.	1,780,246	837,656
Grand Pacific Petrochemical	1,419,000	685,847
Grape King, Inc.	325,000	513,900
Great Wall Enterprise Co.	709,350	706,137
Greatek Electronics, Inc.	1,134,673	1,142,246
GTM Corp. (a)	709,000	484,521
HannStar Display Corp. (a)	6,667,474	1,331,723
Hey Song Corp.	851,000	663,280
Highwealth Construction Corp.	709,000	1,141,517
Himax Technologies, Inc. ADR (b)	716,902	1,777,917
Hiwin Technologies Corp.	280,840	662,513
Ho Tung Chemical Corp. (a)	1,276,920	643,743
Hong TAI Electric Industrial	1,135,000	593,994
Hotai Motor Co., Ltd.	426,000	1,219,032
Huaku Development Co., Ltd.	292,850	810,829
Huang Hsiang Construction Co.	284,000	598,153
I-Sheng Electric Wire & Cable Co., Ltd.	426,000	726,783
Ibase Technology, Inc.	263,701	427,101
IC Plus Corp. (a)	330,000	439,944
Inventec Co., Ltd.	3,120,775	1,623,245
ITE Technology, Inc.	307,000	619,080
J Touch Corp. (a)	142,000	549,974
Jess-Link Products Co., Ltd.	283,700	1,257,701
Jih Sun Financial Holdings Co., Ltd. (a)	1,418,686	467,726
Kaori Heat Treatment Co., Ltd. (a)	284,000	509,066
KEE TAI Properties Co., Ltd.	1,134,760	592,052
Kenda Rubber Industrial Co., Ltd.	567,000	617,064
KGI Securities Co., Ltd.	3,830,000	1,722,437
King Yuan Electronics Co., Ltd. (a)	1,383,994	626,843
King’s Town Bank (a)	1,561,000	722,003
Kinpo Electronics (a)	2,270,000	842,853
Kinsus Interconnect Technology Corp.	302,030	773,407
Kuoyang Construction Co., Ltd. (a)	724,000	513,311
KYE Systems Corp.	543,000	497,958
Laser Tek Taiwan Co., Ltd.	426,000	641,560
LEE Chang Yung Chemical Industry Corp.	709,000	1,318,531
Lien Hwa Industrial Corp.	993,000	630,925
Lingsen Precision Industries, Ltd.	851,000	588,371
Long Bon International Co., Ltd.	969,000	397,010
Longwell Co.	426,000	610,198
Lumax International Corp., Ltd.	297,550	501,925
Macronix International Co., Ltd.	4,113,656	2,561,036
Makalot Industrial Co., Ltd.	593,000	1,393,217
Masterlink Securities Corp.	1,519,000	598,041
Mayer Steel Pipe Corp.	992,800	838,946
Microbio Co., Ltd. (a)	332,000	573,852
Mirle Automation Corp.	709,000	696,711
Mitac International Corp.	1,383,999	657,855
Mosel Vitelic, Inc. (a)	980,000	545,812
Motech Industries, Inc.	425,509	1,586,729
Nan Kang Rubber Tire Co., Ltd. (a)	695,000	942,120
Nantex Industry Co., Ltd.	693,840	459,725
Nanya Technology Corp. (a)	145,948	98,804
National Petroleum Co., Ltd.	284,000	315,894
Neo Solar Power Corp. (a)	426,000	968,135
Newmax Technology Co., Ltd.	142,000	681,785
Nien Hsing Textile Co., Ltd.	709,183	490,321
Novatek Microelectronics Corp., Ltd.	656,572	1,859,918
O-TA Precision Industry Co., Ltd.	142,000	189,764
Oriental Union Chemical Corp.	851,000	732,740
Pan-International Industrial Co., Ltd.	446,880	698,038
Paragon Technologies Co., Ltd.	177,000	425,482
PC Home Online	142,000	784,053
Phison Electronics Corp.	167,595	815,404
Phytohealth Corp. (a)	296,000	477,519
PixArt Imaging, Inc.	145,000	710,113
Polaris Securities Co., Ltd.	3,688,920	1,830,202
Portwell, Inc.	464,000	481,949
Powerchip Semiconductor Corp. (a)	7,235,280	2,003,270
Powercom Co., Ltd. (a)	207,000	447,904
Powertech Industrial Co., Ltd.	405,000	563,913
President Securities Corp.	1,102,320	626,288
Prime Electronics Satellitics, Inc.	709,822	705,471
Prime View International Co., Ltd. (a)	1,135,000	2,201,591
Prince Housing Development Corp.	990,000	712,994
Promate Electronic Co., Ltd.	851,000	663,280
Qisda Corp. (a)	2,128,080	1,508,794
Radiant Opto-Electronics Corp.	578,000	865,848
Radium Life Tech Co., Ltd.	581,490	785,458
Ralink Technology Corp.	171,000	706,080
Raydium Semiconductor Corp.	93,373	487,166
Realtek Semiconductor Corp.	596,469	1,378,457
RichTek Technology Corp.	173,477	1,288,244
Ritek Corp. (a)	4,539,596	1,280,151
Ruentex Development Co., Ltd.	733,000	1,227,083
Sampo Corp. (a)	2,812,000	468,044
San Fang Chemical Industry Co., Ltd.	303,100	374,491
Sanyang Industry Co., Ltd. (a)	1,277,000	678,527
Senao International Co., Ltd.	445,000	722,164
Sercomm Corp.	709,000	644,515
Sheng Yu Steel Co., Ltd.	718,000	514,802
Shih Wei Navigation Co., Ltd.	426,000	537,929
Shinkong Insurance Co., Ltd.	709,000	592,318
Shinkong Synthetic Fibers Corp.	2,128,000	888,895
Sigurd Microelectronics Corp.	851,000	734,102
Silicon Integrated Systems Corp.	859,000	552,659

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Silicon Motion Technology Corp. ADR (a)	165,640	$909,364
Simplo Technology Co., Ltd.	288,983	1,646,495
Sinbon Electronics Co., Ltd.	670,000	559,736
Sinmag Bakery Machine Corp.	141,000	514,508
Sino-American Silicon Products, Inc.	425,270	1,275,477
Sinon Corp.	1,369,000	628,816
Sinphar Pharmaceutical Co., Ltd.	448,733	565,198
Sintek Photronic Corp. (a)	993,000	775,545
Sinyi Realty Co.	426,000	777,235
Soft-World International Corp.	142,000	624,970
Solar Applied Materials Technology Corp.	293,307	644,043
Solartech Energy Corp.	284,000	751,782
Southeast Cement Co., Ltd.	1,383,000	555,564
Springsoft, Inc.	417,000	520,558
St. Shine Optical Co., Ltd.	142,000	1,472,657
Standard Foods Corp.	284,050	678,269
Sunonwealth Electric Machine Industry Co. Ltd.	577,000	507,898
Sunrex Technology Corp.	416,000	422,771
Super Dragon Technology Co., Ltd.	197,000	337,986
Systex Corp.	460,000	616,200
T JOIN Transportation Co.	851,000	743,636
Ta Chong Bank Co., Ltd. (a)	2,453,000	624,998
Ta Ya Electric Wire & Cable	2,412,000	699,477
Taichung Commercial Bank (a)	1,843,848	631,505
Taiflex Scientific Co., Ltd.	284,000	624,515
Tainan Enterprises Co., Ltd.	310,000	453,467
Tainan Spinning Co., Ltd.	1,419,000	776,688
Taisun Enterprise Co., Ltd.	993,320	546,872
Taiwan Acceptance Corp.	426,000	784,053
Taiwan Business Bank (a)	3,972,400	1,210,481
Taiwan Cogeneration Corp.	1,986,120	1,090,279
Taiwan Fire & Marine Insurance Co.	687,880	515,225
Taiwan Hon Chuan Enterprise Co., Ltd.	297,840	578,682
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	461,892	433,927
Taiwan IC Packaging Corp. (a)	1,419,000	540,502
Taiwan Land Development Corp. (a)	1,110,000	522,286
Taiwan Life Insurance Co., Ltd.	389,176	411,082
Taiwan Mask Corp.	1,301,800	547,946
Taiwan Secom	567,000	969,153
Taiwan Surface Mounting Technology Co., Ltd.	324,000	721,809
Taiwan- Sogo Shinkong Security Corp.	197,000	141,248
Taiyen Biotech Co., Ltd.	989,000	826,238
Tang Eng Iron Works Co., Ltd. (a)	98,000	91,282
Tatung Co., Ltd. (a)	6,765,268	1,333,932
Teco Electric & Machinery Co., Ltd.	3,405,000	1,972,713
Test-Rite International Co.	451,000	358,733
Thye Ming Industrial Co., Ltd.	567,196	640,879
Tong Hsing Electronic Industries Ltd.	142,000	663,605
Tong Yang Industry Co., Ltd.	569,000	979,857
Topco Scientific Co., Ltd.	426,000	547,474
Topoint Technology Co., Ltd.	568,000	495,431
Transcend Information, Inc.	289,000	744,667
Tripod Technology Corp.	593,255	2,269,224
TSRC Corp.	692,000	1,067,631
TTY Biopharm Co., Ltd.	172,060	831,620
Tung Ho Steel Enterprise Corp.	993,258	928,353
Tung Thih Electronic Co., Ltd.	142,000	574,972
TXC Corp.	426,000	760,873
TYC Brother Industrial Co., Ltd.	701,700	437,980
Tycoons Group Enterprise (a)	1,620,174	473,479
U-Ming Marine Transport Corp.	567,000	1,114,345
Unitech Computer Co., Ltd.	993,000	599,141
Unity Opto Technology Co., Ltd.	460,000	733,255
Universal Cement Corp.	853,800	468,693
UPC Technology Corp.	993,000	632,514
Userjoy Technology Co., Ltd.	43,705	366,522
USI Corp.	992,560	819,681
Ve Wong Corp.	709,604	550,803
Via Technologies, Inc. (a)	993,062	810,559
Visual Photonics Epitaxy Co., Ltd.	295,833	602,243
Wafer Works Corp. (a)	299,821	457,291
Wah Hong Industrial Corp.	160,000	376,935
Walsin Lihwa Corp. (a)	3,972,000	2,364,778
Wan Hai Lines, Ltd. (a)	1,702,400	1,185,193
Waterland Financial Holdings Co., Ltd.	3,120,830	942,997
Wei Chuan Food Corp.	543,000	650,908
Weikeng Industrial Co., Ltd.	851,000	649,660
Winbond Electronics Corp. (a)	7,235,000	1,919,823
Wintek Corp. (a)	1,419,000	2,223,326
Wistron NeWeb Corp.	289,924	644,038
WPG Holdings Co., Ltd.	1,134,855	2,252,165
WUS Printed Circuit Co., Ltd. (a)	851,000	494,395
XinTec, Inc.	198,000	361,250
Yageo Corp. (a)	3,972,000	1,710,014
Yang Ming Marine Transport Corp. (a)	1,843,899	1,183,367
Yeh-Chiang Technology Corp. (a)	181,000	242,461
Yieh Phui Enterprise Co., Ltd.	1,895,050	694,535
Yosun Industrial Corp.	1,277,028	2,293,144
Young Fast Optoelectronics Co., Ltd.	139,000	1,583,919
Young Optics, Inc.	142,000	845,414
Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,553,341	1,172,813
Yufo Electronics Co., Ltd.	567,000	520,874
Yung Shin Pharmaceutical Industrial Co., Ltd.	448,000	591,521
Yungtay Engineering Co., Ltd.	585,000	747,131
Zenitron Corp.	794,000	484,154
Zinwell Corp.	426,000	749,964
Zyxel Communications Corp. (a)	851,000	544,788

		235,740,463

THAILAND — 4.3%
BEC World PCL	4,689,284	5,987,142
Cal-Comp Electronics Thailand PCL	26,094,770	3,404,787
Central Pattana PCL	3,877,757	3,864,980
Glow Energy PCL	38,605	54,378
Hana Microelectronics PCL	6,616,011	5,558,757
Minor International PCL	4,484,819	1,994,895
Thai Union Frozen Products PCL	509,310	969,115
Thanachart Capital PCL	7,602,074	10,332,308

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Thoresen Thai Agencies PCL	2,180,952	$1,731,827
True Corp. PCL (a)	3,896,700	661,219

		34,559,408

TURKEY — 2.9%
Akmerkez Gayrimenkul Yatirim Ortakligi AS	18,797	649,763
Albaraka Turk Katilim Bankasi	1,531,746	2,859,217
Asya Katilim Bankasi AS	1,167,795	2,809,587
Aygaz AS	172,662	859,460
Dogan Sirketler Grubu Holdings AS	1,529,583	1,110,348
Dogan Yayin Holding AS (a)	808,151	782,199
GSD Holding (a)	690,103	529,582
Ihlas Holding (a)	1,037,335	545,041
Ittifak Holding A.S	127,100	702,962
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (a)	2,578,203	1,176,407
Petkim Petrokimya Holding AS (a)	2,543,318	4,026,547
Sekerbank TAS	1,144,534	1,345,161
Sinpas Gayrimenkul Yatirim Ortakligi AS (a)	514,343	704,068
TAV Havalimanlari Holding AS (a)	238,429	1,277,490
Tekfen Holding AS	208,966	852,362
Turk Sise ve Cam Fabrikalari AS (a)	540,935	964,853
Turkiye Sinai Kalkinma Bankasi AS	573,396	963,291
Ulker Biskuvi Sanayi AS	277,404	828,501

		22,986,839

TOTAL COMMON STOCKS —
(Cost $729,428,894)		785,342,974

RIGHTS — 0.0% (d)
THAILAND — 0.0% (d)
Thai Union Frozen Products PCL (expired 10/13/10) (Cost $0)	23,850	6,090

WARRANTS — 0.0% (d)
MALAYSIA — 0.0% (d)
Media Prima Bhd (expiring 12/31/14) (a)	31,497	5,867

THAILAND — 0.0% (d)
Minor International PCL (expiring 5/18/13) (a)	148,124	17,570

TOTAL WARRANTS —
(Cost $9,828)		23,437

SHORT TERM INVESTMENTS — 1.8%
UNITED STATES — 1.8%
MONEY MARKET FUNDS — 1.8%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	11,858,876	11,858,876
State Street Institutional Liquid Reserves Fund 0.26% (f)(g)	2,644,711	2,644,711

TOTAL SHORT TERM INVESTMENTS —
(Cost $14,503,587)		14,503,587

TOTAL INVESTMENTS — 100.3%
(Cost $743,922,309)		799,876,088
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,465,423)

NET ASSETS — 100.0%		$797,410,665

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at September 30, 2010.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust

At September 30, 2010, open futures contracts purchased were as follows:

	Expiration		Aggregate		Unrealized
Futures	Date	Contracts	Face Value	Value	Appreciation

MSCI Taiwan Index Futures	10/28/2010	410	$11,844,215	$11,931,000	$86,785

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 8.9%
Abacus Property Group	354,438	$149,285
Astro Japan Property Group (a)	136,150	42,185
Bunnings Warehouse Property Trust	77,830	139,037
CFS Retail Property Trust (a)	426,376	782,329
Charter Hall Office REIT	118,367	279,646
Charter Hall Retail REIT (a)	71,978	200,018
Commonwealth Property Office Fund	449,042	400,002
Dexus Property Group	1,137,714	941,861
Goodman Group	1,510,923	943,604
GPT Group	474,845	1,351,720
ING Industrial Fund	600,206	284,763
ING Office Fund	620,212	360,312
Westfield Group	556,918	6,611,033

		12,485,795

AUSTRIA — 1.1%
Atrium European Real Estate, Ltd.	48,350	269,046
CA Immobilien Anlagen AG (b)	20,246	288,836
Immofinanz AG (a)(b)	267,198	997,306

		1,555,188

BELGIUM — 0.5%
Befimmo S.C.A.	3,489	295,318
Cofinimmo	3,049	405,302

		700,620

CANADA — 5.3%
Artis REIT	8,224	110,872
Boardwalk REIT	6,113	280,071
Brookfield Asset Management, Inc. (Class A)	131,098	3,713,709
Brookfield Properties Corp. (a)	66,308	1,029,100
Calloway REIT	11,577	272,652
Canadian Apartment Properties REIT	8,579	142,168
Canadian REIT	8,356	254,545
Chartwell Seniors Housing REIT	16,094	141,039
Extendicare REIT	10,101	100,926
First Capital Realty, Inc. (a)	15,310	231,325
H&R REIT	18,035	347,216
Primaris Retail REIT	8,633	164,270
RioCan REIT	30,282	676,574

		7,464,467

CHINA — 2.0%
Hongkong Land Holdings, Ltd. (a)	307,000	1,906,470
Kerry Properties, Ltd.	158,135	859,606

		2,766,076

FRANCE — 5.5%
Fonciere des Regions (a)	5,571	594,524
Gecina SA	5,354	635,908
Klepierre	24,024	927,844
SILIC (a)	2,416	312,384
Unibail-Rodamco SE	23,348	5,184,421

		7,655,081

GERMANY — 0.1%
IVG Immobilien AG (a)(b)	21,068	152,985

HONG KONG — 5.0%
Champion REIT	394,462	203,247
GZI REIT	189,000	94,705
Hang Lung Group, Ltd.	214,996	1,402,714
Hang Lung Properties, Ltd.	468,018	2,284,867
Hysan Development Co., Ltd.	157,027	562,313
Prosperity REIT	294,000	63,623
The Link REIT	563,443	1,669,310
Wheelock & Co., Ltd.	211,016	705,362

		6,986,141

ITALY — 0.1%
Beni Stabili SpA (a)	212,144	199,548

JAPAN — 8.8%
Aeon Mall Co., Ltd.	20,400	495,470
DA Office Investment Corp. (a)	66	171,834
Daibiru Corp.	14,800	109,485
Frontier Real Estate Investment Corp.	45	371,140
Fukuoka REIT Corp.	24	152,550
Global One Real Estate Investment Co., Ltd. (a)	25	182,547
Hankyu REIT, Inc.	22	100,072
Heiwa Real Estate Co., Ltd.	38,000	90,520
Japan Excellent, Inc. (a)	36	179,914
Japan Hotel and Resort, Inc.	20	50,539
JAPAN OFFICE Investment Corp.	37	36,274
Japan Prime Realty Investment Corp. (a)	183	402,626
Japan Real Estate Investment Corp. (a)	125	1,135,683
Japan Retail Fund Investment Corp. (a)	432	607,613
Kenedix Realty Investment Corp.	60	226,957
Mitsui Fudosan Co., Ltd.	225,000	3,792,195
Mori Hills REIT Investment Corp.	47	118,485
Mori Trust Sogo REIT, Inc. (a)	44	371,319
Nippon Building Fund, Inc.	139	1,216,292
Nippon Commercial Investment Corp.	68	74,805
Nomura Real Estate Office Fund, Inc.	74	410,570
NTT Urban Development Corp. (a)	279	234,448
Orix JREIT, Inc. (a)	64	311,803
Premier Investment Corp. (a)	34	155,877
Shoei Co., Ltd.	9,500	69,368
Tokyu Land Corp. (a)	117,000	484,582
Tokyu REIT, Inc. (a)	43	225,964
Top REIT, Inc.	40	224,084
United Urban Investment Corp. (a)	51	351,029

		12,354,045

NETHERLANDS — 1.2%
Corio NV	14,725	1,008,145
Eurocommercial Properties NV	9,031	419,190
VastNed Retail NV	4,674	318,569

		1,745,904

NEW ZEALAND — 0.4%
AMP NZ Office Trust (a)	198,800	108,208
Goodman Property Trust (a)	187,872	131,280
ING Property Trust (a)	140,393	75,384

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Kiwi Income Property Trust (a)	248,893	$184,904

		499,776

SINGAPORE — 3.8%
Ascendas REIT	378,042	629,423
Cambridge Industrial Trust	221,378	91,725
CapitaCommercial Trust (a)	487,874	548,944
CapitaLand, Ltd.	648,500	2,001,680
CapitaMall Trust	514,338	840,709
Frasers Commercial Trust (a)	613,206	72,260
Guocoland, Ltd. (a)	64,000	114,829
Mapletree Logistics Trust (a)	278,000	183,875
Singapore Land, Ltd.	27,000	144,714
Starhill Global REIT	260,514	114,873
Suntec REIT	435,758	500,243
United Industrial Corp., Ltd.	60,000	106,740

		5,350,015

SOUTH AFRICA — 0.4%
Capital Property Fund	107,517	127,954
Fountainhead Property Trust	256,780	254,781
SA Corporate Real Estate Fund	205,337	90,976
Sycom Property Fund	26,656	82,900

		556,611

SPAIN — 0.0% (c)
Martinsa-Fadesa SA (b)(d)(e)	178	0

SWEDEN — 0.9%
Castellum AB	43,977	585,768
Fabege AB (a)	36,664	369,061
Kungsleden AB (a)	35,190	299,326

		1,254,155

SWITZERLAND — 1.1%
PSP Swiss Property AG (b)	8,885	660,725
Swiss Prime Site AG (b)	13,161	939,638

		1,600,363

UNITED KINGDOM — 6.1%
Big Yellow Group PLC	29,412	151,278
British Land Co. PLC	226,447	1,659,284
Capital & Counties Properties PLC (b)	148,013	306,010
Derwent London PLC	25,798	611,414
Grainger PLC	106,702	184,619
Great Portland Estates PLC	80,017	430,348
Hammerson PLC	181,076	1,125,094
Land Securities Group PLC	195,893	1,977,149
Liberty International PLC	137,978	799,475
Segro PLC	187,910	808,377
Shaftesbury PLC	57,734	393,841
Workspace Group PLC	217,586	73,717

		8,520,606

UNITED STATES — 48.5%
Acadia Realty Trust (a)	10,267	195,073
Alexander’s, Inc. (a)	890	281,044
Alexandria Real Estate Equities, Inc.	12,795	895,650
AMB Property Corp. (a)	43,037	1,139,189
American Campus Communities, Inc. (a)	16,558	504,025
Apartment Investment & Management Co. (Class A) (a)	29,875	638,727
Ashford Hospitality Trust (a)(b)	13,083	118,401
AvalonBay Communities, Inc. (a)	21,821	2,267,857
BioMed Realty Trust, Inc. (a)	29,054	520,648
Boston Properties, Inc. (a)	35,487	2,949,679
Brandywine Realty Trust (a)	33,623	411,882
BRE Properties, Inc. (a)	16,323	677,404
Camden Property Trust (a)	17,141	822,254
CBL & Associates Properties, Inc. (a)	35,279	460,744
Cedar Shopping Centers, Inc. (a)	13,050	79,344
Colonial Properties Trust (a)	18,229	295,127
CommonWealth REIT (a)	16,531	423,194
Corporate Office Properties Trust (a)	15,080	562,635
Cousins Properties, Inc. (a)	23,287	166,269
DCT Industrial Trust, Inc. (a)	54,439	260,763
Developers Diversified Realty Corp. (a)	48,355	542,543
DiamondRock Hospitality Co. (a)(b)	39,556	375,386
Digital Realty Trust, Inc. (a)	22,278	1,374,553
Douglas Emmett, Inc. (a)	31,081	544,228
Duke Realty Corp. (a)	63,166	732,094
DuPont Fabros Technology, Inc. (a)	15,158	381,224
EastGroup Properties, Inc. (a)	6,894	257,698
Education Realty Trust, Inc. (a)	14,510	103,746
Equity Lifestyle Properties, Inc. (a)	7,772	423,419
Equity One, Inc. (a)	10,806	182,405
Equity Residential (a)	72,401	3,444,116
Essex Property Trust, Inc. (a)	7,704	843,126
Extra Space Storage, Inc. (a)	22,120	354,805
Federal Realty Investment Trust (a)	15,588	1,272,916
FelCor Lodging Trust, Inc. (a)(b)	23,951	110,175
First Industrial Realty Trust, Inc. (a)(b)	14,866	75,371
First Potomac Realty Trust (a)	9,587	143,805
Forest City Enterprises, Inc. (Class A) (a)(b)	30,939	396,947
Franklin Street Properties Corp. (a)	18,429	228,888
HCP, Inc.	78,821	2,835,980
Health Care REIT, Inc. (a)	31,480	1,490,263
Healthcare Realty Trust, Inc. (a)	16,286	380,930
Hersha Hospitality Trust (a)	31,666	164,030
Highwoods Properties, Inc. (a)	18,321	594,883
Home Properties, Inc. (a)	9,595	507,575
Hospitality Properties Trust	31,574	705,047
Host Hotels & Resorts, Inc. (a)	168,437	2,438,968
Inland Real Estate Corp. (a)	19,245	159,926
Kilroy Realty Corp. (a)	13,382	443,479
Kimco Realty Corp. (a)	102,812	1,619,289
Kite Realty Group Trust (a)	16,520	73,349
LaSalle Hotel Properties (a)	17,864	417,839
Liberty Property Trust (a)	28,982	924,526
Mack-Cali Realty Corp. (a)	20,266	662,901
Mid-America Apartment Communities, Inc. (a)	8,394	489,202
Nationwide Health Properties, Inc. (a)	31,671	1,224,718
Parkway Properties, Inc. (a)	5,644	83,531
Pennsylvania Real Estate Investment Trust (a)	13,808	163,763

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Piedmont Office Realty Trust, Inc. (Class A)	14,381	$271,945
Post Properties, Inc. (a)	12,400	346,208
ProLogis (a)	121,098	1,426,534
PS Business Parks, Inc. (a)	4,900	277,193
Public Storage (a)	36,089	3,502,077
Ramco-Gershenson Properties Trust (a)	9,414	100,824
Regency Centers Corp. (a)	20,932	826,186
Saul Centers, Inc.	1,945	81,593
Senior Housing Properties Trust (a)	32,492	763,562
Simon Property Group, Inc. (a)	74,982	6,953,831
SL Green Realty Corp. (a)	19,952	1,263,560
Sovran Self Storage, Inc.	7,036	266,664
Sun Communities, Inc. (a)	4,512	138,518
Sunstone Hotel Investors, Inc. (a)(b)	25,318	229,634
Tanger Factory Outlet Centers, Inc. (a)	10,308	485,919
Taubman Centers, Inc. (a)	13,969	623,157
The Macerich Co. (a)	33,201	1,425,983
U-Store-It Trust (a)	21,084	176,051
UDR, Inc.	41,501	876,501
Universal Health Realty Income Trust (a)	2,882	99,170
Ventas, Inc. (a)	40,052	2,065,482
Vornado Realty Trust	46,083	3,941,479
Washington Real Estate Investment Trust (a)	15,988	507,299
Weingarten Realty Investors (a)	30,608	667,867

		68,154,790

TOTAL COMMON STOCKS —
(Cost $107,347,799)		140,002,166

RIGHTS — 0.0% (c)
SINGAPORE — 0.0% (c)
Mapletree Logistics Trust (expiring 10/8/10) (b) (Cost $0)	22,240	930

SHORT TERM INVESTMENTS — 20.7%
UNITED STATES — 20.7%
MONEY MARKET FUNDS — 20.7%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	28,861,180	28,861,180
State Street Institutional Liquid Reserves Fund 0.26% (g)(h)	117,888	117,888

TOTAL SHORT TERM INVESTMENTS —
(Cost $28,979,068)		28,979,068

TOTAL INVESTMENTS — 120.4%
(Cost $136,326,867)		168,982,164
OTHER ASSETS AND LIABILITIES — (20.4)%		(28,594,490)

NET ASSETS — 100.0%		$140,387,674

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Company has filed for insolvency.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 8.7%
BHP Billiton, Ltd.	10,032	$377,952
Incitec Pivot, Ltd.	13,299	46,227
Newcrest Mining, Ltd.	1,437	55,196
Rio Tinto, Ltd.	1,848	137,367
Woodside Petroleum, Ltd.	1,058	44,951

		661,693

BRAZIL — 4.0%
Companhia Siderurgica Nacional SA ADR	3,353	59,247
Gerdau SA ADR	2,198	29,915
Petroleo Brasileiro SA ADR	2,573	93,323
Vale SA ADR	3,899	121,922

		304,407

CANADA — 12.6%
Agnico-Eagle Mines, Ltd.	466	33,229
Agrium, Inc.	1,230	92,563
Barrick Gold Corp.	2,858	132,297
Canadian Natural Resources, Ltd.	1,598	55,440
Goldcorp, Inc.	2,159	94,076
Imperial Oil, Ltd.	1,239	47,091
Kinross Gold Corp.	2,338	43,986
Potash Corp. of Saskatchewan, Inc.	1,771	255,095
Sino-Forest Corp. (a)	1,762	29,440
Suncor Energy, Inc.	2,225	72,659
Teck Resources, Ltd. (Class B)	1,968	81,187
Viterra, Inc. (a)	2,968	25,981

		963,044

CHILE — 0.3%
Sociedad Quimica y Minera de Chile SA ADR	498	24,024

CHINA — 1.1%
China Agri-Industries Holdings, Ltd.	20,000	28,339
China Coal Energy Co.	3,000	4,962
China Petroleum & Chemical Corp.	16,000	14,180
China Shenhua Energy Co., Ltd.	3,000	12,404
PetroChina Co., Ltd.	18,000	20,937

		80,822

DENMARK — 0.5%
Danisco A/S	397	35,455

FINLAND — 1.7%
Stora Enso Oyj	5,137	50,844
UPM-Kymmene Oyj	4,427	75,970

		126,814

FRANCE — 2.3%
Total SA	3,334	172,072

GERMANY — 2.4%
K+S AG	1,515	90,828
Suedzucker AG	1,675	37,514
ThyssenKrupp AG	1,642	53,620

		181,962

HONG KONG — 1.4%
Chaoda Modern Agriculture Holdings, Ltd.	24,000	19,879
CNOOC, Ltd.	44,000	85,243

		105,122

INDIA — 1.0%
Reliance Industries, Ltd. GDR (a)(b)	1,625	72,475

ITALY — 1.6%
Eni SpA	5,576	120,504

JAPAN — 2.2%
JFE Holdings, Inc.	1,800	55,008
Nippon Steel Corp.	21,000	71,391
OJI Paper Co., Ltd.	9,000	39,754

		166,153

LUXEMBOURG — 2.1%
ArcelorMittal	4,848	159,903

NETHERLANDS — 2.2%
Nutreco Holding NV	299	21,899
Royal Dutch Shell PLC (Class A)	4,938	149,090

		170,989

NORWAY — 2.6%
StatoilHydro ASA	4,418	92,566
Yara International ASA	2,320	105,379

		197,945

PERU — 1.3%
Compania de Minas Buenaventura SA ADR, Series B	630	28,463
Southern Copper Corp.	1,963	68,941

		97,404

RUSSIA — 5.2%
LUKOIL ADR	875	49,700
MMC Norilsk Nickel ADR	4,079	69,547
Novolipetsk Steel GDR	1,332	47,952
OAO Gazprom ADR	5,793	121,595
Rosneft Oil Co. GDR	10,494	69,995
Surgutneftegaz ADR	3,877	37,142

		395,931

SINGAPORE — 3.8%
Golden Agri-Resources, Ltd.	105,000	45,501
Wilmar International, Ltd.	54,000	246,733

		292,234

SOUTH AFRICA — 0.7%
AngloGold Ashanti Ltd, ADR	735	33,986
Gold Fields Ltd, ADR	1,472	22,478

		56,464

SOUTH KOREA — 1.6%
POSCO ADR	1,057	120,477

SPAIN — 0.6%
Repsol YPF SA	1,747	45,065

SWEDEN — 1.0%
Svenska Cellulosa AB (Class B)	5,156	78,521

SWITZERLAND — 4.6%
Syngenta AG	722	180,472
Xstrata PLC	8,901	170,839

		351,311

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

UNITED KINGDOM — 6.8%
Anglo American PLC	4,418	$175,822
Antofagasta PLC	3,029	58,996
BG Group PLC	4,627	81,552
BP PLC	27,281	183,909
Lonmin PLC (a)	660	17,358

		517,637

UNITED STATES — 27.5%
Alcoa, Inc.	3,398	41,150
Apache Corp.	493	48,196
Archer-Daniels-Midland Co.	4,852	154,876
Bunge, Ltd.	1,107	65,490
CF Industries Holdings, Inc.	553	52,812
Chevron Corp.	2,828	229,209
ConocoPhillips	2,070	118,880
CONSOL Energy, Inc.	344	12,714
Exxon Mobil Corp.	5,771	356,590
Freeport-McMoRan Copper & Gold, Inc.	1,463	124,926
International Paper Co.	4,126	89,741
MeadWestvaco Corp.	1,622	39,544
Monsanto Co.	4,598	220,382
Newmont Mining Corp.	1,493	93,775
Nucor Corp.	1,016	38,811
Occidental Petroleum Corp.	1,176	92,081
Peabody Energy Corp.	371	18,183
Plum Creek Timber Co., Inc.	1,448	51,114
Rayonier, Inc.	705	35,335
The Mosaic Co.	3,144	184,741
Weyerhaeuser Co.	1,807	28,478

		2,097,028

TOTAL COMMON STOCKS —
(Cost $7,523,583)		7,595,456

SHORT TERM INVESTMENT — 0.2%
UNITED STATES — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.26%(c)(d) (Cost $15,911)	15,911	15,911

TOTAL INVESTMENTS — 100.0%
(Cost $7,539,494)		7,611,367
OTHER ASSETS AND LIABILITIES — 0.0%(e)		3,299

NET ASSETS — 100.0%		$7,614,666

(a)	Non-income producing security.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.0% of net assets as of September 30, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Amount shown represents less than 0.05% of net assets.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 2.1%
Aristocrat Leisure, Ltd.	17,056	$58,296
Crown, Ltd.	16,506	134,089
Fairfax Media, Ltd.	77,738	110,270
Tatts Group, Ltd.	44,111	102,078

		404,733

AUSTRIA — 0.3%
bwin Interactive Entertainment AG	1,060	55,055

BELGIUM — 0.7%
S.A. D’Ieteren NV	232	130,019

CANADA — 4.8%
Canadian Tire Corp., Ltd. (Class A)	2,220	124,001
Gildan Activewear, Inc. (a)	2,613	73,715
Magna International, Inc. (Class A)	2,099	172,753
Shaw Communications, Inc.	7,386	163,149
Thomson Reuters Corp.	7,385	278,454
Tim Hortons, Inc.	2,477	90,498

		902,570

CHINA — 0.3%
Li Heng Chemical Fibre Technologies Ltd.	354,000	56,517

FINLAND — 0.9%
Nokian Renkaat Oyj	1,988	68,366
Sanoma Oyj	5,034	106,660

		175,026

FRANCE — 11.8%
Accor SA	2,909	106,373
Compagnie Generale des Etablissements Michelin	2,593	197,565
Havas SA	18,662	91,311
Hermes International	945	216,094
Lagardere SCA	2,297	89,858
LVMH Moet Hennessy Louis Vuitton SA	3,297	484,315
Peugeot SA (a)	2,934	98,796
PPR	1,308	212,050
Renault SA (a)	2,784	143,458
Sodexo	2,085	135,491
Vivendi SA	16,211	443,732

		2,219,043

GERMANY — 9.2%
Adidas AG	3,272	202,843
Bayerische Motoren Werke AG	4,669	327,885
Daimler AG (a)	11,996	760,873
Porsche Automobil Holding SE Preference Shares	1,339	66,402
ProSiebenSat.1 Media AG Preference Shares	2,050	48,781
TUI AG (a)	4,836	59,254
Volkswagen AG	1,111	122,598
Volkswagen AG Preference Shares	1,238	149,626

		1,738,262

GREECE — 0.1%
OPAP SA	874	13,841

HONG KONG — 5.0%
Belle International Holdings, Ltd.	68,000	136,469
Esprit Holdings, Ltd.	20,994	113,851
Geely Automobile Holdings, Ltd.	95,000	47,113
Giordano International, Ltd.	170,000	100,294
GOME Electrical Appliances Holdings, Ltd. (a)	127,000	38,281
Li & Fung, Ltd.	52,000	292,379
Sands China Ltd. (a)	44,000	79,349
Shangri-La Asia, Ltd.	28,000	63,695
Skyworth Digital Holdings, Ltd.	30,513	21,264
Wynn Macau Ltd. (a)	31,600	54,626

		947,321

ITALY — 2.5%
Fiat SpA	13,391	206,945
Lottomatica SpA	4,167	63,942
Mediaset SpA	14,515	103,043
Pirelli & C. SpA	11,471	93,492

		467,422

JAPAN — 32.8%
Aisin Seiki Co., Ltd.	4,100	127,800
Aoyama Trading Co., Ltd.	7,000	112,952
Benesse Holdings, Inc.	2,600	125,114
Bridgestone Corp.	11,100	202,096
Casio Computer Co., Ltd.	6,900	51,126
Denso Corp.	5,700	168,871
Dentsu, Inc.	5,500	127,328
Fast Retailing Co., Ltd.	1,400	197,079
Fuji Heavy Industries, Ltd.	26,000	165,573
Gunze, Ltd.	27,000	92,758
Honda Motor Co., Ltd.	19,600	695,174
Isetan Mitsukoshi Holdings, Ltd.	9,600	99,631
Isuzu Motors, Ltd.	26,000	100,216
Mazda Motor Corp.	27,000	64,963
Mitsubishi Motors Corp. (a)	57,000	74,372
Namco Bandai Holdings, Inc.	7,000	64,855
Nikon Corp.	7,000	129,710
Nissan Motor Co., Ltd.	28,000	244,338
Panasonic Corp.	25,000	338,461
PARIS MIKI HOLDINGS, Inc.	7,000	64,017
Rakuten, Inc.	111	81,184
Resorttrust, Inc.	7,500	112,312
Sanyo Electric Co., Ltd. (a)	6,000	9,911
Sekisui Chemical Co., Ltd.	14,000	84,630
Sekisui House, Ltd.	13,000	116,711
Sharp Corp.	14,000	139,263
Shimano, Inc.	2,600	137,563
Sony Corp.	12,700	392,371
Stanley Electric Co., Ltd.	4,200	66,866
Sumitomo Forestry Co., Ltd.	12,400	86,833
Suzuki Motor Corp.	6,800	142,935
Toyobo Co., Ltd.	57,000	91,429
Toyota Industries Corp.	4,000	106,727
Toyota Motor Corp.	34,700	1,245,279
Yamada Denki Co., Ltd.	1,800	111,611

		6,172,059

LUXEMBOURG — 0.6%
SES	5,030	121,099

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

NETHERLANDS — 1.7%
Reed Elsevier NV	13,075	$165,112
Wolters Kluwer NV	7,162	150,575

		315,687

NORWAY — 0.4%
Schibsted ASA	3,383	84,919

SINGAPORE — 1.3%
Genting Singapore PLC (a)	84,000	118,782
Singapore Press Holdings, Ltd.	40,000	129,243

		248,025

SOUTH KOREA — 4.1%
Hyundai Mobis	800	180,311
Hyundai Motor Co.	2,337	313,581
Kia Motors Corp.	2,670	86,171
LG Electronics, Inc.	1,194	100,630
Lotte Shopping Co., Ltd.	240	99,978

		780,671

SPAIN — 1.6%
Industria de Diseno Textil SA	3,124	248,515
La Seda de Barcelona SA (Class B) (a)	111,756	10,527
NH Hoteles SA (a)	7,352	33,323

		292,365

SWEDEN — 3.3%
Electrolux AB	7,576	186,852
Hennes & Mauritz AB (Class B)	11,863	430,241

		617,093

SWITZERLAND — 2.3%
Compagnie Financiere Richemont SA	3,448	166,974
The Swatch Group AG	686	259,598

		426,572

UNITED KINGDOM — 13.3%
British Sky Broadcasting Group PLC	18,690	207,782
Burberry Group PLC	7,436	121,864
Carnival PLC	3,743	147,574
Compass Group PLC	29,209	244,176
GKN PLC	25,841	68,980
Home Retail Group PLC	20,632	66,975
Informa PLC	13,098	86,460
ITV PLC (a)	60,178	56,565
Kingfisher PLC	50,562	186,600
Marks & Spencer Group PLC	26,765	163,686
Next PLC	4,518	157,767
Pearson PLC	16,484	255,989
Reed Elsevier PLC	19,532	165,589
Tui Travel PLC	20,967	70,837
Virgin Media, Inc.	6,008	138,304
Whitbread PLC	5,322	136,195
WPP PLC	19,893	220,843

		2,496,186

UNITED STATES — 0.3%
Virgin Media, Inc.	2,500	57,438

TOTAL COMMON STOCKS —
(Cost $17,383,275)		18,721,923

RIGHTS — 0.0% (b)
FRANCE — 0.0% (b)
Cie Generale des Etablissements Michelin (expiring 10/13/10) (a) (Cost $0)	2,593	7,250

SHORT TERM INVESTMENT — 0.2%
UNITED STATES — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.26% (c)(d) (Cost $37,365)	37,365	37,365

TOTAL INVESTMENTS — 99.6%
(Cost $17,420,640)		18,766,538
OTHER ASSETS AND LIABILITIES — 0.4%		66,619

NET ASSETS — 100.0%		$18,833,157

(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 9.3%
Coca-Cola Amatil, Ltd.	13,724	$159,194
Foster’s Group, Ltd.	37,212	220,867
Wesfarmers, Ltd.	16,109	513,003
Woolworths, Ltd.	17,599	491,440

		1,384,504

BELGIUM — 4.9%
Anheuser-Busch InBev NV	9,712	572,119
Anheuser-Busch InBev NV — VVPR Strip (a)	2,040	8
Delhaize Group	2,073	150,559

		722,686

CANADA — 2.4%
Loblaw Cos., Ltd.	3,393	134,847
Shoppers Drug Mart Corp.	4,197	163,609
Viterra, Inc. (a)	7,373	64,541

		362,997

CHINA — 0.5%
Hengan International Group Co., Ltd.	8,000	79,709

DENMARK — 1.3%
Carlsberg A/S (Class B)	1,802	188,166

FINLAND — 0.7%
Kesko Oyj (Class B)	2,316	108,829

FRANCE — 10.3%
Carrefour SA	6,825	367,249
Casino Guichard-Perrachon SA	1,184	108,557
Danone SA	8,120	486,373
L’Oreal SA	2,990	336,679
Pernod — Ricard SA	2,767	231,373

		1,530,231

GERMANY — 2.1%
Beiersdorf AG	1,891	115,914
Henkel AG & Co. KGaA Preference Shares	3,769	202,730

		318,644

HONG KONG — 0.7%
Dairy Farm International Holdings, Ltd.	3,600	27,360
Pacific Andes International Holdings, Ltd.	148,000	26,881
Vitasoy International Holdings, Ltd.	66,000	51,945

		106,186

IRELAND — 0.4%
Kerry Group PLC (Class A)	1,771	62,221

ITALY — 0.7%
Parmalat SpA	40,408	103,821

JAPAN — 12.1%
Aeon Co., Ltd.	11,100	119,052
Ajinomoto Co., Inc.	12,000	117,357
Asahi Breweries, Ltd.	9,100	181,913
Japan Tobacco, Inc.	69	229,532
Kao Corp.	9,600	233,737
Kirin Holdings Co., Ltd.	12,000	170,218
Lawson, Inc.	2,600	119,045
Nichirei Corp.	20,000	84,750
Oenon Holdings, Inc.	19,000	42,076
Seven & I Holdings Co., Ltd.	9,900	231,798
Shiseido Co., Ltd.	7,800	174,972
Unicharm Corp.	900	36,198
UNY Co., Ltd.	7,800	61,623

		1,802,271

LUXEMBOURG — 0.3%
Oriflame Cosmetics SA SDR	586	37,708

NETHERLANDS — 7.0%
Heineken NV	3,870	200,978
Koninklijke Ahold NV	16,180	218,415
Unilever NV	21,012	628,932

		1,048,325

NORWAY — 0.4%
Marine Harvest	59,144	51,759

SINGAPORE — 1.8%
Golden Agri-Resources, Ltd.	127,105	55,080
Olam International, Ltd.	14,000	34,698
Wilmar International, Ltd.	39,000	178,196

		267,974

SPAIN — 0.8%
Ebro Puleva SA	5,550	111,153
SOS Corporacion Alimentaria SA (a)	5,624	7,985

		119,138

SWEDEN — 0.8%
Swedish Match AB	4,507	120,400

SWITZERLAND — 16.0%
Lindt & Spruengli AG	47	113,344
Nestle SA	42,410	2,272,546

		2,385,890

UNITED KINGDOM — 26.9%
British American Tobacco PLC	22,916	857,457
Diageo PLC	31,259	539,867
Imperial Tobacco Group PLC	13,022	389,266
J Sainsbury PLC	20,442	125,854
Reckitt Benckiser Group PLC	7,872	434,289
SABMiller PLC	10,201	327,201
Tate & Lyle PLC	9,352	68,792
Tesco PLC	94,075	628,552
Unilever PLC	17,021	493,788
William Morrison Supermarkets PLC	31,586	147,180

		4,012,246

TOTAL COMMON STOCKS —
(Cost $13,719,437)		14,813,705

WARRANTS — 0.0% (b)
SINGAPORE — 0.0% (b)
Golden Agri-Resources, Ltd. (expiring 7/23/12) (a) (Cost $0)	2,970	237

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.2%
UNITED STATES — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.26% (c)(d) (Cost $32,839)	32,839	$32,839

TOTAL INVESTMENTS — 99.6%
(Cost $13,752,276)		14,846,781
OTHER ASSETS AND LIABILITIES — 0.4%		53,050

NET ASSETS — 100.0%		$14,899,831

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 5.6%
Origin Energy, Ltd.	12,292	$188,643
Santos, Ltd.	12,579	156,021
Woodside Petroleum, Ltd.	6,350	269,791
WorleyParsons, Ltd.	3,590	77,341

		691,796

AUSTRIA — 0.7%
OMV AG	2,335	87,535

BERMUDA — 0.7%
Seadrill, Ltd.	3,000	87,036

CANADA — 28.4%
Athabasca Oil Sands Corp. (a)	5,300	53,473
Bonavista Energy Trust	3,097	72,123
Cameco Corp.	5,267	146,840
Canadian Natural Resources, Ltd.	10,713	371,668
Canadian Oil Sands Trust	3,432	85,177
Cenovus Energy, Inc.	9,200	265,368
Chinook Energy, Inc. (a)	10,000	23,590
Crescent Point Energy Corp.	2,225	82,224
Enbridge, Inc.	4,601	241,700
EnCana Corp.	9,200	278,820
Enerplus Resources Fund	2,928	75,637
Husky Energy, Inc.	4,097	99,924
Imperial Oil, Ltd.	4,097	155,717
Nexen, Inc.	7,024	141,733
Niko Resources, Ltd.	991	97,820
Pacific Rubiales Energy Corp. (a)	2,805	79,104
Penn West Energy Trust	3,513	70,506
Provident Energy Trust	9,076	64,585
Suncor Energy, Inc.	15,503	506,264
Talisman Energy, Inc.	10,040	176,166
TransCanada Corp.	7,740	287,991
Vermilion Energy, Inc.	2,928	110,230

		3,486,660

FRANCE — 11.9%
Bourbon SA	1,387	56,702
Compagnie Generale de Geophysique-Veritas (a)	2,471	54,312
Technip SA	1,757	141,497
Total SA	23,252	1,200,068

		1,452,579

HONG KONG — 0.2%
Mongolia Energy Co., Ltd. (a)	60,000	24,887

ITALY — 6.4%
Eni SpA	27,539	595,149
Saipem SpA	3,649	146,360
Saras SpA (a)	22,204	43,832

		785,341

JAPAN — 2.3%
Inpex Holdings, Inc.	22	103,496
JX Holdings, Inc.	31,297	181,323

		284,819

LUXEMBOURG — 1.2%
Acergy SA	2,890	53,544
Tenaris SA	4,671	89,722

		143,266

NETHERLANDS — 9.4%
Royal Dutch Shell PLC (Class A)	35,784	1,080,403
SBM Offshore NV	3,619	68,675

		1,149,078

NORWAY — 3.1%
Aker Solutions ASA	5,509	80,196
Petroleum Geo-Services ASA (a)	3,000	34,348
StatoilHydro ASA	12,778	267,727

		382,271

PAPUA NEW GUINEA — 1.0%
Oil Search, Ltd.	19,510	116,177

PORTUGAL — 0.8%
Galp Energia SGPS SA (Class B)	5,964	103,079

SPAIN — 2.1%
Repsol YPF SA	9,882	254,911

UNITED KINGDOM — 25.9%
AMEC PLC	6,750	104,877
BG Group PLC	34,126	601,482
BP PLC	185,905	1,253,237
Cairn Energy PLC (a)	19,041	136,102
Ensco PLC, ADR	1,438	64,322
Petrofac, Ltd.	1,369	29,619
Royal Dutch Shell PLC (Class B)	25,697	751,962
Tullow Oil PLC	11,486	230,589

		3,172,190

TOTAL COMMON STOCKS —
(Cost $13,525,038)		12,221,625

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.26% (c)(d) (Cost $3,231)	3,231	3,231

TOTAL INVESTMENTS — 99.7%
(Cost $13,528,269)		12,224,856
OTHER ASSETS AND LIABILITIES — 0.3%		34,576

NET ASSETS — 100.0%		$12,259,432

(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at the period end.

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 12.6%
AMP, Ltd.	5,250	$25,976
ASX, Ltd.	1,615	50,930
Australia & New Zealand Banking Group, Ltd.	7,676	175,996
Commonwealth Bank of Australia	4,269	211,509
Macquarie Group, Ltd.	1,340	47,059
National Australia Bank, Ltd.	6,581	161,468
QBE Insurance Group, Ltd.	3,780	63,171
Stockland	17,847	66,357
Westfield Group	8,683	103,074
Westpac Banking Corp.	9,291	209,067

		1,114,607

AUSTRIA — 0.9%
Erste Group Bank AG	1,020	40,898
Sparkassen Immobilien AG (a)	5,033	38,066

		78,964

BELGIUM — 0.8%
Ageas	8,148	23,360
Dexia SA (a)	4,691	20,698
Groupe Bruxelles Lambert SA	258	21,528

		65,586

BERMUDA — 0.5%
Lancashire Holdings, Ltd.	5,148	45,023

CANADA — 12.4%
Bank of Montreal	1,907	110,570
Bank of Nova Scotia	3,206	171,637
Brookfield Asset Management, Inc. (Class A)	2,673	75,720
Canadian Imperial Bank of Commerce	1,247	90,743
IGM Financial, Inc.	1,359	55,375
Manulife Financial Corp.	5,408	68,427
National Bank of Canada	907	57,407
Power Corp. of Canada	900	23,512
Royal Bank of Canada	3,765	196,682
Sun Life Financial, Inc.	2,372	62,245
Toronto-Dominion Bank	2,498	181,290

		1,093,608

DENMARK — 1.0%
Danske Bank A/S (a)	2,490	60,166
Sydbank A/S (a)	1,351	31,531

		91,697

FINLAND — 1.0%
Pohjola Bank PLC	3,913	47,678
Technopolis Oyj	6,554	36,595

		84,273

FRANCE — 6.0%
AXA SA	5,570	97,524
BNP Paribas	3,056	217,656
Credit Agricole SA	3,143	49,194
Societe Generale	1,819	104,919
Unibail-Rodamco SE	273	60,620

		529,913

GERMANY — 5.2%
Allianz SE	1,413	159,917
Commerzbank AG (a)	2,352	19,523
Deutsche Bank AG	1,669	91,471
Deutsche Beteiligungs AG	1,896	48,662
Deutsche Boerse AG	694	46,373
Muenchener Rueckversicherungs- Gesellschaft AG	662	91,822

		457,768

HONG KONG — 5.5%
Bank of East Asia, Ltd.	13,461	56,960
Cheung Kong Holdings, Ltd.	6,000	90,891
Hang Lung Properties, Ltd.	10,000	48,820
Hong Kong Exchanges and Clearing, Ltd.	2,800	55,111
New World Development Co., Ltd.	25,944	52,268
Sun Hung Kai Properties, Ltd.	6,072	104,808
The Link REIT	7,000	20,739
Wharf Holdings, Ltd.	9,000	57,850

		487,447

IRELAND — 0.5%
Willis Group Holdings PLC	1,312	40,436

ITALY — 4.7%
Assicurazioni Generali SpA	3,798	76,583
Banca Monte dei Paschi di Siena SpA (a)	24,418	33,869
Banca Popolare dell’Etruria e del Lazio Scrl (a)	7,189	32,387
Banco Popolare Societa Cooperativa Scarl	4,072	24,404
Intesa Sanpaolo SpA	29,188	94,937
UBI Banca ScpA	3,746	36,361
UniCredit SpA	46,513	118,935

		417,476

JAPAN — 11.1%
Chuo Mitsui Trust Holdings, Inc.	9,000	29,842
Daiwa House Industry Co., Ltd.	5,000	50,275
Daiwa Securities Group, Inc.	8,000	32,272
Mitsubishi Estate Co., Ltd.	5,990	97,372
Mitsubishi UFJ Financial Group, Inc.	30,000	139,694
Mitsui Fudosan Co., Ltd.	2,000	33,708
Mizuho Financial Group, Inc.	38,100	55,640
MS&AD Insurance Group Holdings, Inc.	1,900	43,600
NKSJ Holdings, Inc. (a)	7,000	43,907
Nomura Holdings, Inc.	10,500	50,778
ORIX Corp.	450	34,367
Resona Holdings, Inc.	3,400	30,484
Sumitomo Mitsui Financial Group, Inc.	2,700	78,602
T&D Holdings, Inc.	1,250	26,035
The Bank of Yokohama, Ltd.	4,000	18,674
The Chiba Bank, Ltd.	3,000	17,489
The Dai-ichi Life Insurance Co., Ltd.	22	26,545
The Shizuoka Bank, Ltd.	2,000	17,213
The Sumitomo Trust & Banking Co., Ltd.	9,000	45,032
Tokai Tokyo Financial Holdings, Inc.	10,000	32,918
Tokio Marine Holdings, Inc.	2,800	75,480

		979,927

NETHERLANDS — 1.3%
Aegon NV (a)	4,790	28,741

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

ING Groep NV (a)	8,043	$83,560

		112,301

NEW ZEALAND — 0.5%
AMP NZ Office Trust	78,643	42,806

NORWAY — 0.5%
Sparebanken Rogaland	4,722	42,735

PORTUGAL — 0.2%
Banif SGPS SA	15,215	21,187

SINGAPORE — 2.6%
CapitaLand, Ltd.	10,000	30,866
Hong Leong Finance, Ltd.	18,000	42,012
Oversea-Chinese Banking Corp., Ltd.	12,794	86,081
United Overseas Bank, Ltd.	5,210	72,564

		231,523

SOUTH KOREA — 1.0%
KB Financial Group, Inc., ADR (b)	1,002	42,956
Shinhan Financial Group Co. Ltd, ADR	589	45,164

		88,120

SPAIN — 6.9%
Banco Bilbao Vizcaya Argentaria SA	10,822	146,338
Banco de Sabadell SA	7,915	39,700
Banco Guipuzcoano SA	4,910	29,058
Banco Popular Espanol SA	5,890	37,391
Banco Santander SA	23,545	299,482
Bolsas y Mercados Espanoles	896	23,987
Realia Business SA (a)	8,658	18,144
Reyal Urbis SA (a)	6,992	15,750

		609,850

SWEDEN — 2.8%
Investor AB	1,400	28,476
Nordea Bank AB	9,222	96,186
Skandinaviska Enskilda Banken AB (Class A)	7,243	53,785
Svenska Handelsbanken AB (Class A)	2,040	66,954

		245,401

SWITZERLAND — 5.9%
Credit Suisse Group AG	3,116	133,960
GAM Holding, Ltd. (a)	1,122	17,112
Julius Baer Group, Ltd.	932	34,124
Swiss Reinsurance Co., Ltd.	1,310	57,780
UBS AG (a)	9,226	157,521
Valiant Holding AG	63	12,710
Zurich Financial Services AG	460	108,437

		521,644

UNITED KINGDOM — 15.0%
Aviva PLC	9,593	60,300
Barclays PLC	24,765	116,918
British Land Co. PLC	4,997	36,615
HSBC Holdings PLC	48,273	490,643
Land Securities Group PLC	4,143	41,815
Lloyds Banking Group PLC (a)	103,440	120,816
Man Group PLC	7,684	26,530
Old Mutual PLC	13,790	30,162
Provident Financial PLC	2,688	34,903
Prudential PLC	8,985	90,119
Resolution, Ltd.	4,154	16,037
Royal Bank of Scotland Group PLC (a)	54,218	40,335
RSA Insurance Group PLC	21,057	43,369
Standard Chartered PLC	4,702	135,296
Standard Life PLC	10,865	39,584

		1,323,442

TOTAL COMMON STOCKS —
(Cost $9,949,248)		8,725,734

RIGHTS — 0.1%
GERMANY — 0.1%
Deutsche Bank AG (expiring 10/5/10) (a) (Cost $0)	1,669	8,088

WARRANTS — 0.0% (c)
ITALY — 0.0% (c)
UBI Banca ScpA (expiring 6/30/11) (a) (Cost $0)	1,679	21

SHORT TERM INVESTMENTS — 0.7%
UNITED STATES — 0.7%
MONEY MARKET FUNDS — 0.7%
State Street Institutional Liquid Reserves Fund 0.26% (d)(e)	45,993	45,993
State Street Navigator Securities Lending Prime Portfolio (e)(f)	13,054	13,054

TOTAL SHORT TERM INVESTMENTS —
(Cost $59,047)		59,047

TOTAL INVESTMENTS — 99.7%
(Cost $10,008,295)		8,792,890
OTHER ASSETS AND LIABILITIES — 0.3%		28,455

NET ASSETS — 100.0%		$8,821,345

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at September 30, 2010.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	Investments of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 98.8%
AUSTRALIA — 4.5%
Ansell, Ltd.	2,638	$34,099
Cochlear, Ltd.	919	62,510
CSL, Ltd.	7,175	229,605
Primary Health Care, Ltd.	10,167	34,651
Ramsay Health Care, Ltd.	2,648	39,433
Sonic Healthcare, Ltd.	5,787	61,636

		461,934

BELGIUM — 0.7%
Financiere de Tubize SA	1,217	34,741
ThromboGenics NV (a)	1,554	38,718

		73,459

BELGIUM — 0.7%
UCB SA	2,145	74,424

CANADA — 0.9%
SXC Health Solutions Corp. (a)	1,047	38,334
Valeant Pharmaceuticals International, Inc.	2,100	53,122

		91,456

DENMARK — 5.1%
Coloplast A/S (Class B)	380	45,493
H. Lundbeck A/S	1,798	31,802
Novo-Nordisk A/S (Class B)	4,148	412,239
William Demant Holding (a)	448	33,107

		522,641

FINLAND — 0.3%
Orion Oyj (Class B)	1,560	31,200

FRANCE — 8.0%
bioMerieux	252	26,150
Essilor International SA	2,540	175,010
Sanofi-Aventis	9,314	621,469

		822,629

GERMANY — 9.5%
Bayer AG	6,966	486,436
Celesio AG	1,569	34,186
Fresenius Medical Care AG & Co. KGaA	2,366	146,338
Fresenius SE	445	35,673
Fresenius SE Preference Shares	1,033	83,544
Gerresheimer AG (a)	761	30,492
Merck KGaA	945	79,497
Rhoen-Klinikum AG	2,312	51,086
Stada Arzneimittel AG	1,197	34,415

		981,667

HONG KONG — 0.3%
CK Life Sciences Int’l., (Holdings), Inc. (a)	532,000	33,236

IRELAND — 0.6%
Elan Corp. PLC (a)	8,044	45,310
ICON PLC (a)	934	20,593

		65,903

ISRAEL — 4.5%
Teva Pharmaceutical Industries, Ltd.	8,613	468,725

JAPAN — 16.6%
Alfresa Holdings Corp.	800	34,091
Astellas Pharma, Inc.	5,400	194,889
Chugai Pharmaceutical Co., Ltd.	3,525	64,728
Daiichi Sankyo Co., Ltd.	8,400	170,735
Eisai Co., Ltd.	3,300	115,306
Hisamitsu Pharmaceutical Co., Inc.	1,100	44,900
Kyowa Hakko Kirin Co., Ltd.	5,422	53,675
MEDIPAL HOLDINGS Corp.	3,400	43,182
Mitsubishi Tanabe Pharma Corp.	3,000	48,839
Olympus Corp.	3,200	83,735
Ono Pharmaceutical Co., Ltd.	1,300	56,566
SANTEN PHARMACEUTICAL Co., Ltd.	1,200	41,527
Shionogi & Co., Ltd.	4,200	76,821
Suzuken Co., Ltd.	1,500	49,611
Sysmex Corp.	600	41,585
Taisho Pharmaceutical Co., Ltd.	2,000	40,436
Takeda Pharmaceutical Co., Ltd.	8,400	385,611
Terumo Corp.	2,200	116,663
Tsumura & Co.	1,400	43,505

		1,706,405

NETHERLANDS — 1.0%
Crucell NV (a)	1,243	41,575
QIAGEN NV (a)	3,668	65,724

		107,299

NEW ZEALAND — 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	14,759	32,242

SPAIN — 0.4%
Grifols SA	2,726	39,151

SWEDEN — 1.4%
Elekta AB (Class B)	1,338	48,506
Getinge AB (Class B)	2,667	62,410
Meda AB (Class A)	4,045	32,333

		143,249

SWITZERLAND — 25.6%
Actelion, Ltd. (a)	1,745	70,322
Alcon, Inc.	900	150,111
Galenica AG	71	33,576
Lonza Group AG	763	65,565
Nobel Biocare Holding AG	1,955	35,320
Novartis AG	21,473	1,238,552
Roche Holding AG (b)	328	47,205
Roche Holding AG (b)	5,808	797,823
Sonova Holding AG	597	73,330
Straumann Holding AG	163	36,589
Synthes, Inc.	823	95,699

		2,644,092

UNITED KINGDOM — 18.4%
AstraZeneca PLC	11,836	603,086
Genus PLC	2,484	30,727
GlaxoSmithKline PLC	42,959	849,232
Hikma Pharmaceuticals PLC	1,899	20,603
Shire PLC	7,145	161,455
Smith & Nephew PLC	11,807	108,005

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

SSL International PLC	6,601	$120,454

		1,893,562

TOTAL COMMON STOCKS —
(Cost $10,131,672)		10,193,274

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.26% (c)(d) (Cost $5,401)	5,401	5,401

TOTAL INVESTMENTS — 98.9%
(Cost $10,137,073)		10,198,675
OTHER ASSETS AND LIABILITIES — 1.1%		110,962

NET ASSETS — 100.0%		$10,309,637

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 98.6%
AUSTRALIA — 5.2%
Bradken, Ltd.	6,885	$56,998
Brambles, Ltd.	21,648	131,424
GWA International, Ltd. (a)	46,412	140,657
Intoll Group	61,496	88,720
Leighton Holdings, Ltd.	3,229	103,361
Qantas Airways, Ltd. (b)	30,355	82,001
Seek, Ltd.	11,757	85,150
Toll Holdings, Ltd.	15,908	101,659
Transurban Group	28,415	136,739

		926,709

AUSTRIA — 1.1%
Andritz AG	1,574	110,686
Zumtobel AG	4,804	82,505

		193,191

BELGIUM — 0.4%
Bekaert NV	261	68,965

CANADA — 4.9%
Bombardier, Inc. (Class B)	18,514	91,140
CAE, Inc.	8,247	85,376
Canadian National Railway Co.	5,538	355,218
Canadian Pacific Railway, Ltd.	2,335	143,080
SNC-Lavalin Group, Inc.	2,598	133,211
Toromont Industries, Ltd.	2,946	81,673

		889,698

DENMARK — 2.1%
A P Moller — Maersk A/S	15	125,579
FLSmidth & Co. A/S	993	72,656
NKT Holding A/S	1,384	68,557
Vestas Wind Systems A/S (b)	3,028	114,271

		381,063

FINLAND — 2.7%
Kone Oyj (Class B)	3,536	182,957
Metso Oyj	2,334	107,126
Wartsila Oyj	1,641	107,243
YIT Oyj	3,395	80,600

		477,926

FRANCE — 7.6%
Air France-KLM (b)	4,922	75,595
Alstom SA	2,606	133,130
Bouygues SA	3,465	148,937
Cie de Saint-Gobain	3,778	168,297
Eiffage SA	1,081	51,475
Safran SA	1,971	55,484
Schneider Electric SA	2,558	324,808
Vallourec SA	1,278	127,138
Vinci SA	5,532	277,698

		1,362,562

GERMANY — 9.1%
Deutsche Lufthansa AG (b)	5,802	106,813
Deutsche Post AG	9,011	163,676
GEA Group AG	3,153	78,923
Hochtief AG	1,007	87,324
Kloeckner & Co. SE (b)	1,992	44,885
MAN SE	1,286	140,382
Pfeiffer Vacuum Technology AG	824	78,070
SGL Carbon AG (b)	1,499	52,010
Siemens AG	8,376	885,406

		1,637,489

GREECE — 0.4%
DryShips, Inc. (b)	13,766	66,214

HONG KONG — 3.6%
Cathay Pacific Airways, Ltd.	23,000	62,365
CNNC International, Ltd. (b)	85,000	64,052
Hopewell Highway Infrastructure, Ltd.	173,000	134,154
Hutchison Whampoa, Ltd.	24,000	223,825
Noble Group, Ltd.	66,000	94,834
Pacific Basin Shipping, Ltd.	106,000	76,463

		655,693

IRELAND — 0.3%
DCC PLC	1,668	47,843

ITALY — 0.8%
Ansaldo STS SpA	3,389	43,907
Autostrada Torino-Milano SpA	3,260	45,618
Finmeccanica SpA	5,386	64,081

		153,606

JAPAN — 28.2%
Asahi Glass Co., Ltd.	14,000	142,614
Central Japan Railway Co.	16	117,596
Daikin Industries, Ltd.	2,900	109,002
East Japan Railway Co.	3,900	235,288
Fanuc, Ltd.	2,100	267,213
Furukawa Electric Co., Ltd.	20,000	75,174
Futaba Corp.	3,900	64,751
Hankyu Hanshin Holdings, Inc.	20,000	96,002
IHI Corp.	42,000	80,440
ITOCHU Corp.	16,600	151,812
Iwatani Corp.	48,000	139,047
Kajima Corp.	27,000	64,963
Kamigumi Co., Ltd.	18,000	133,589
Kawasaki Heavy Industries, Ltd.	39,000	110,642
Kawasaki Kisen Kaisha, Ltd.	18,000	67,656
Kokuyo Co., Ltd.	12,100	95,595
Komatsu, Ltd.	9,700	225,025
Kubota Corp.	15,000	137,180
Marubeni Corp.	22,000	124,300
MEITEC Corp. (b)	5,600	103,969
MISUMI Group, Inc.	4,700	98,456
Mitsubishi Corp.	14,900	353,327
Mitsubishi Electric Corp.	22,000	189,083
Mitsubishi Heavy Industries, Ltd.	42,000	154,848
Mitsui & Co., Ltd.	17,000	252,741
Mitsui OSK Lines, Ltd.	15,000	94,266
NGK Insulators, Ltd.	4,000	66,411
Nidec Corp.	1,200	106,584
Nippon Sheet Glass Co., Ltd.	23,000	50,108
Nippon Yusen KK	19,000	77,783
Secom Co., Ltd.	3,800	171,487
SMC Corp.	600	79,076
Sojitz Corp.	38,500	69,129
Sumitomo Corp.	13,900	179,033

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Sumitomo Electric Industries, Ltd.	9,900	$120,639
Sumitomo Heavy Industries, Ltd.	14,000	72,061
THK Co., Ltd.	4,300	80,503
Tokyu Corp.	26,000	114,843
Toyota Tsusho Corp.	4,800	70,673
Yamato Holdings Co., Ltd.	10,000	120,900

		5,063,809

NETHERLANDS — 4.5%
Aalberts Industries NV	5,337	88,016
European Aeronautic Defence and Space Co. NV (b)	5,315	132,749
Koninklijke BAM Groep NV	4,809	31,185
Koninklijke Philips Electronics NV	10,106	318,083
Randstad Holding NV (b)	2,207	100,408
TNT NV	5,348	143,905

		814,346

NORWAY — 0.5%
Orkla ASA	9,501	87,933

SINGAPORE — 4.6%
Fraser and Neave, Ltd.	28,000	138,366
Haw Par Corp., Ltd.	42,000	184,559
Jardine Matheson Holdings, Ltd.	3,460	156,185
Jardine Strategic Holdings, Ltd.	2,500	67,000
K-Green Trust (b)	800	663
Keppel Corp., Ltd.	15,000	102,406
Neptune Orient Lines, Ltd. (b)	63,750	95,963
Singapore Airlines, Ltd.	7,000	87,064

		832,206

SPAIN — 1.2%
Abertis Infraestructuras SA	3,980	74,276
ACS, Actividades de Construccion y Servicios SA	2,896	144,801

		219,077

SWEDEN — 5.8%
Alfa Laval AB	6,525	114,493
Atlas Copco AB (Class B)	11,128	196,088
B&B Tools AB	4,188	62,535
Sandvik AB	11,853	181,919
Securitas AB (Class B)	8,871	95,688
Trelleborg AB (Class B)	10,741	99,103
Volvo AB (Class B) (b)	10,300	151,503
Volvo AB ADR (Class A) (b)	9,583	134,052

		1,035,381

SWITZERLAND — 5.6%
ABB, Ltd. (b)	23,179	491,363
Adecco SA	2,254	118,474
Geberit AG	776	139,004
Kuehne & Nagel International AG	871	105,203
SGS SA	90	146,292

		1,000,336

UNITED KINGDOM — 10.0%
Aggreko PLC	4,376	108,263
Babcock International Group PLC	7,641	68,632
BAE Systems PLC	38,844	209,523
British Airways PLC (b)	19,161	73,311
Capita Group PLC	12,505	154,884
Charter International PLC	4,888	53,455
De La Rue PLC	5,069	52,759
Experian PLC	16,864	184,160
FirstGroup PLC	12,066	68,981
Intertek Group PLC	4,338	125,096
Invensys PLC	11,588	54,507
Rentokil Initial PLC (b)	49,347	80,094
Rolls-Royce Group PLC (b)	25,193	239,584
Serco Group PLC	10,949	106,109
Smiths Group PLC	6,404	123,015
Wolseley PLC (b)	3,554	89,550

		1,791,923

TOTAL COMMON STOCKS —
(Cost $17,381,890)		17,705,970

SHORT TERM INVESTMENTS — 0.5%
UNITED STATES — 0.5%
MONEY MARKET FUNDS — 0.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	91,074	91,074
State Street Institutional Liquid Reserves Fund 0.26% (d)(e)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $91,174)		91,174

TOTAL INVESTMENTS — 99.1%
(Cost $17,473,064)		17,797,144
OTHER ASSETS AND LIABILITIES — 0.9%		158,174

NET ASSETS — 100.0%		$17,955,318

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 16.5%
Alumina, Ltd.	32,978	$57,795
Amcor, Ltd.	9,327	58,791
Andean Resources, Ltd. (a)	3,000	18,416
BHP Billiton, Ltd.	47,879	1,803,823
BlueScope Steel, Ltd.	22,384	47,681
Boral, Ltd.	28,499	127,209
Fortescue Metals Group, Ltd. (a)	24,048	121,312
Iluka Resources, Ltd. (a)	22,794	132,422
Incitec Pivot, Ltd.	23,785	82,677
Mineral Deposits, Ltd. (a)(b)	14,500	14,671
Newcrest Mining, Ltd.	8,244	316,656
OneSteel, Ltd.	29,203	82,848
Orica, Ltd.	7,671	190,960
OZ Minerals, Ltd.	69,903	98,480
Rio Tinto, Ltd.	6,299	468,221
Sims Metal Management, Ltd.	4,572	78,089

		3,700,051

AUSTRIA — 0.8%
RHI AG (a)	3,413	99,875
Voestalpine AG	2,331	85,985

		185,860

BELGIUM — 1.2%
Tessenderlo Chemie NV	3,411	106,452
Tessenderlo Chemie NV (a)	116	48
Umicore	3,498	151,430

		257,930

CANADA — 19.7%
Agnico-Eagle Mines, Ltd.	2,847	203,010
Agrium, Inc.	2,853	214,702
Alamos Gold, Inc.	1,500	25,647
Anatolia Minerals Development, Ltd. (a)	2,400	15,628
Barrick Gold Corp.	14,175	657,037
Centerra Gold, Inc.	2,100	33,982
Detour Gold Corp. (a)	700	20,280
ECU Silver Mining, Inc. (a)	7,342	5,368
Eldorado Gold Corp.	12,018	222,822
Equinox Minerals, Ltd. (a)	14,648	82,532
First Quantum Minerals, Ltd.	1,294	98,704
Fronteer Gold, Inc. (a)	1,800	12,932
Gammon Gold, Inc. (a)	1,294	9,044
Goldcorp, Inc.	11,678	508,853
HudBay Minerals, Inc.	3,022	43,157
IAMGOLD Corp.	5,000	88,804
Inmet Mining Corp.	1,077	60,178
Ivanhoe Mines, Ltd. (a)	7,318	172,205
Kinross Gold Corp.	16,057	302,091
Lundin Mining Corp. (a)	9,095	45,570
New Gold, Inc. (a)	4,500	30,268
Osisko Mining Corp. (a)	2,500	35,702
Pan American Silver Corp.	2,940	86,923
Potash Corp. of Saskatchewan, Inc.	4,556	655,032
Quadra FNX Mining, Ltd. (a)	3,814	56,140
SEMAFO, Inc. (a)	6,000	56,850
Sherritt International Corp.	7,068	55,188
Silver Wheaton Corp. (a)	3,412	91,133
Sino-Forest Corp. (a)	2,788	46,582
Tanzanian Royalty Exploration Corp. (a)	2,400	17,313
Teck Resources, Ltd. (Class B)	7,784	321,118
Thompson Creek Metals Co., Inc. (a)	1,910	20,648
Yamana Gold, Inc.	10,559	120,736

		4,416,179

DENMARK — 0.8%
Novozymes A/S	1,348	171,750

FINLAND — 2.0%
Rautaruukki Oyj	2,131	44,104
Stora Enso Oyj	18,308	181,207
UPM-Kymmene Oyj	12,929	221,869

		447,180

FRANCE — 3.3%
Air Liquide SA	4,552	556,126
Eramet	64	18,938
Lafarge SA	2,796	160,318

		735,382

GERMANY — 7.9%
BASF SE	11,935	753,664
HeidelbergCement AG	984	47,488
K+S AG	2,805	168,167
Lanxess AG	3,168	173,820
Linde AG	2,365	308,276
Salzgitter AG	1,090	70,706
ThyssenKrupp AG	7,447	243,186

		1,765,307

HONG KONG — 0.8%
AMVIG Holdings, Ltd.	28,000	22,362
China Grand Forestry Green Resources Group, Ltd. (a)	238,000	9,044
China Mining Resources Group, Ltd. (a)	170,000	5,321
China Rare Earth Holdings, Ltd. (a)	162,000	69,907
Fushan International Energy Group, Ltd.	78,600	53,256
Sino Union Energy Investment Group, Ltd. (a)	150,000	12,752

		172,642

IRELAND — 0.7%
CRH PLC	9,626	158,223

ISRAEL — 0.4%
Israel Chemicals, Ltd.	5,677	80,251

ITALY — 0.3%
Buzzi Unicem SpA	5,735	60,678

JAPAN — 13.5%
Asahi Kasei Corp.	33,967	187,034
Denki Kagaku Kogyo Kabushiki Kaisha	24,949	107,214
JFE Holdings, Inc.	8,790	268,624
JSR Corp.	6,700	113,966
Kobe Steel, Ltd.	70,916	166,382
Mitsubishi Chemical Holdings Corp.	24,500	124,348
Mitsubishi Materials Corp. (a)	34,000	97,678
Mitsui Chemicals, Inc.	30,000	80,800
Mitsui Mining & Smelting Co., Ltd.	29,933	85,635
Nippon Steel Corp.	98,900	336,217
Nitto Denko Corp.	4,695	183,495

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Shin-Etsu Chemical Co., Ltd.	6,493	$315,945
Sumitomo Chemical Co., Ltd.	31,967	140,052
Sumitomo Metal Industries, Ltd.	68,933	174,106
Sumitomo Metal Mining Co., Ltd.	12,984	198,164
Taiheiyo Cement Corp. (a)	63,000	73,905
Teijin, Ltd.	37,949	125,376
Toray Industries, Inc.	31,967	177,935
Ube Industries, Ltd.	34,000	75,293

		3,032,169

LUXEMBOURG — 2.2%
ArcelorMittal	12,305	405,859
Ternium SA ADR	3,000	97,950

		503,809

NETHERLANDS — 2.2%
Akzo Nobel NV	4,596	283,951
Koninklijke DSM NV	4,084	209,526

		493,477

NORWAY — 0.9%
Norsk Hydro ASA	9,292	56,328
Yara International ASA	3,176	144,260

		200,588

PORTUGAL — 0.4%
Semapa-Sociedade de Investimento e Gestao, SGPS, SA	9,057	96,197

SOUTH KOREA — 2.9%
POSCO ADR	5,674	646,723

SPAIN — 0.2%
Cementos Portland Valderrivas SA	2,392	47,351

SWEDEN — 1.5%
Boliden AB	8,075	122,495
SSAB AB (Series A)	6,386	101,997
Svenska Cellulosa AB (Class B)	8,000	121,832

		346,324

SWITZERLAND — 6.0%
Givaudan SA	201	206,565
Holcim, Ltd.	3,557	229,742
Syngenta AG	1,679	419,686
Xstrata PLC	24,833	476,626

		1,332,619

UNITED KINGDOM — 15.3%
Anglo American PLC	18,644	741,973
Antofagasta PLC	9,556	186,121
BHP Billiton PLC	31,523	1,005,898
Lonmin PLC (a)	3,780	99,414
Randgold Resources, Ltd.	2,053	206,077
Rio Tinto PLC	19,176	1,124,395
Vedanta Resources PLC	2,037	69,495

		3,433,373

TOTAL COMMON STOCKS —
(Cost $21,780,115)		22,284,063

WARRANTS — 0.0% (c)
CANADA — 0.0% (c)
Kinross Gold Corp. (expiring 09/17/14) (a) (Cost $1,744)	366	1,570

SHORT TERM INVESTMENTS — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUNDS — 0.1%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	7,975	7,975
State Street Institutional Liquid Reserves Fund 0.26% (e)(f)	3,440	3,440

TOTAL SHORT TERM INVESTMENTS —
(Cost $11,415)		11,415

TOTAL INVESTMENTS — 99.6%
(Cost $21,793,274)		22,297,048
OTHER ASSETS AND LIABILITIES — 0.4%		90,408

NET ASSETS — 100.0%		$22,387,456

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at September 30, 2010.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 1.0%
Computershare, Ltd.	16,266	$153,558
Iress Market Technology, Ltd.	8,098	67,040

		220,598

BELGIUM — 0.4%
Barco NV (a)	1,810	82,804

CANADA — 4.6%
Canadian Solar, Inc. (a)	1,322	21,549
CGI Group, Inc. (Class A) (a)	9,569	144,489
MacDonald, Dettwiler & Associates, Ltd. (a)	2,273	100,815
Open Text Corp. (a)	2,100	99,386
Research In Motion, Ltd. (a)	12,402	605,683

		971,922

DENMARK — 0.4%
SimCorp A/S	493	78,664

FINLAND — 5.6%
F-Secure Oyj	21,099	65,386
Nokia Oyj	97,144	977,417
Tieto Oyj	4,658	92,843
Vaisala Oyj (Class A)	1,461	41,048

		1,176,694

FRANCE — 3.9%
Alcatel-Lucent (a)	79,289	267,366
Atos Origin SA (a)	1,701	77,004
Cap Gemini SA	4,187	210,352
Dassault Systemes SA	1,322	97,387
Groupe Steria SCA	1,245	37,274
Neopost SA	1,080	80,489
UbiSoft Entertainment SA (a)	4,229	47,146

		817,018

GERMANY — 8.5%
Aixtron AG	3,800	113,093
Dialog Semiconductor PLC (a)	1,615	26,380
Infineon Technologies AG (a)	30,571	212,058
Q-Cells SE (a)	2,266	12,714
Q-Cells SE (a)	2,266	2,970
SAP AG	23,135	1,146,023
Software AG	494	59,753
United Internet AG	6,928	112,173
Wincor Nixdorf AG	1,550	101,201

		1,786,365

HONG KONG — 0.8%
ASM Pacific Technology, Ltd.	11,700	104,292
VTech Holdings, Ltd.	6,600	67,418

		171,710

JAPAN — 40.4%
Advantest Corp.	4,900	97,425
Alps Electric Co., Ltd.	8,500	69,595
Brother Industries, Ltd.	8,300	102,434
Canon, Inc.	29,000	1,352,107
Citizen Holdings Co., Ltd.	10,200	61,171
CSK Holdings Corp. (a)	5,300	19,033
Dainippon Screen Manufacturing Co., Ltd. (a)	14,000	72,061
Elpida Memory, Inc. (a)	5,600	64,352
FUJIFILM Holdings Corp.	11,800	390,555
Fujitsu, Ltd.	49,000	343,716
Hirose Electric Co., Ltd.	1,300	130,871
Hitachi High-Technologies Corp.	3,600	66,363
Hitachi, Ltd.	103,000	450,024
Horiba, Ltd.	3,200	78,104
Hoya Corp.	10,200	248,468
Ibiden Co., Ltd.	4,700	119,216
IT Holdings Corp.	4,700	50,747
Japan Digital Laboratory Co., Ltd.	4,000	40,029
Keyence Corp.	1,300	282,595
Konami Corp.	3,400	59,990
Konica Minolta Holdings, Inc.	15,000	146,158
Kyocera Corp.	3,600	340,005
Mitsumi Electric Co., Ltd.	4,700	72,013
Murata Manufacturing Co., Ltd.	4,800	252,813
NEC Corp.	66,000	175,389
Nintendo Co., Ltd.	2,700	674,192
Nippon Electric Glass Co., Ltd.	15,000	204,333
Nomura Research Institute, Ltd.	4,700	88,273
NTT Data Corp.	47	148,471
OBIC Co., Ltd.	530	100,113
Oki Electric Industry Co., Ltd. (a)	51,000	44,565
OMRON Corp.	6,400	145,253
Ricoh Co., Ltd.	15,000	211,336
Rohm Co., Ltd.	3,200	197,271
Seiko Epson Corp.	4,700	71,169
SUMCO Corp. (a)	4,900	76,368
Taiyo Yuden Co., Ltd.	4,000	47,977
TDK Corp.	3,400	189,454
Tokyo Electron, Ltd.	4,700	235,450
Toshiba Corp.	95,000	459,421
Trend Micro, Inc.	2,800	83,491
Yahoo! Japan Corp.	442	152,589
Yamatake Corp.	3,200	80,096
Yaskawa Electric Corp.	15,000	120,840
Yokogawa Electric Corp.	11,500	78,190

		8,494,086

NETHERLANDS — 2.8%
ASM International NV (a)	2,688	68,458
ASML Holding NV	11,189	334,680
Gemalto NV	3,231	132,792
VistaPrint NV (a)	1,601	61,879

		597,809

NORWAY — 0.3%
Nordic Semiconductor ASA	4,627	17,856
Renewable Energy Corp. ASA (a)	15,581	52,999

		70,855

SINGAPORE — 1.3%
Flextronics International, Ltd. (a)	23,998	144,948
Venture Corp., Ltd.	17,000	126,917

		271,865

SOUTH KOREA — 16.4%
LG Display Co., Ltd. ADR (b)	23,627	412,055

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

Security Description	Shares	Value

Samsung Electronics Co., Ltd. GDR	8,849	$3,035,207

		3,447,262

SPAIN — 1.4%
Amadeus IT Holding SA (a)	9,451	174,119
Amper, SA (a)	6,846	38,787
Indra Sistemas SA	3,968	75,786

		288,692

SWEDEN — 4.1%
Telefonaktiebolaget LM Ericsson (Class B)	79,337	872,282

SWITZERLAND — 1.7%
Logitech International SA (a)	5,208	91,265
STMicroelectronics NV	23,538	180,111
Temenos Group AG (a)	2,634	81,154

		352,530

UNITED KINGDOM — 5.8%
ARM Holdings PLC	49,461	305,683
Autonomy Corp. PLC (a)	6,577	187,900
Aveva Group PLC	3,212	74,049
Diploma PLC	26,939	120,772
Logica PLC	57,001	113,895
Misys PLC (a)	31,556	142,017
Spectris PLC	6,087	102,921
The Sage Group PLC	40,204	175,046

		1,222,283

TOTAL COMMON STOCKS —
(Cost $21,216,219)		20,923,439

SHORT TERM INVESTMENTS — 1.0%
UNITED STATES — 1.0%
MONEY MARKET FUNDS — 1.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	198,250	198,250
State Street Institutional Liquid Reserves Fund 0.26% (d)(e)	12,357	12,357

TOTAL SHORT TERM INVESTMENTS —
(Cost $210,607)		210,607

TOTAL INVESTMENTS — 100.4%
(Cost $21,426,826)		21,134,046
OTHER ASSETS AND LIABILITIES — (0.4)%		(90,524)

NET ASSETS — 100.0%		$21,043,522

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at September 30, 2010.
Amount shown represents less than 0.05% of net assets.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 1.1%
Telstra Corp., Ltd.	68,147	$172,876

AUSTRIA — 1.0%
Telekom Austria AG	10,641	160,379

BELGIUM — 2.2%
Belgacom SA	5,107	199,436
Mobistar SA	965	59,179
Telenet Group Holding NV (a)	2,803	94,174

		352,789

CANADA — 6.2%
BCE, Inc.	7,003	227,598
Bell Aliant Regional Communications Income Fund	1,786	45,040
Rogers Communications, Inc. (Class B)	11,808	441,973
TELUS Corp.	1,786	79,598
TELUS Corp. (non — voting)	4,163	176,303

		970,512

CHINA — 0.2%
PCCW, Ltd.	80,000	28,957

FINLAND — 0.7%
Elisa Oyj (a)	4,758	109,451

FRANCE — 6.2%
France Telecom SA	42,281	914,895
Iliad SA	580	60,518

		975,413

GERMANY — 5.0%
Deutsche Telekom AG	55,447	759,612
Freenet AG	2,476	29,168

		788,780

ISRAEL — 1.1%
Bezeq Israeli Telecommunication Corp., Ltd.	43,143	107,779
Cellcom Israel, Ltd.	1,179	36,071
Partner Communications Co., Ltd.	1,985	36,864

		180,714

ITALY — 3.4%
Telecom Italia SpA (b)	225,873	316,071
Telecom Italia SpA (b)	188,633	212,842

		528,913

JAPAN — 14.0%
KDDI Corp.	72	344,314
Nippon Telegraph & Telephone Corp.	13,300	580,303
NTT DoCoMo, Inc.	360	598,994
Softbank Corp.	21,200	693,048

		2,216,659

LUXEMBOURG — 1.9%
COLT Telecom Group SA (a)	19,583	36,506
Millicom International Cellular SA	2,719	260,888

		297,394

NETHERLANDS — 3.9%
Koninklijke (Royal) KPN NV	39,263	608,113

NEW ZEALAND — 0.3%
Telecom Corporation of New Zealand, Ltd.	31,424	46,690

NORWAY — 1.8%
Telenor ASA	18,191	286,088

PORTUGAL — 1.8%
Portugal Telecom, SGPS SA	21,296	284,628

SINGAPORE — 2.9%
Singapore Telecommunications, Ltd.	175,000	417,760
StarHub, Ltd.	24,000	47,075

		464,835

SOUTH KOREA — 2.4%
KT Corp. ADR (c)	8,453	172,949
SK Telecom Co., Ltd. ADR	11,605	202,739

		375,688

SPAIN — 14.5%
Telefonica SA	92,634	2,297,219

SWEDEN — 4.2%
Tele2 AB (Class B)	8,555	179,857
TeliaSonera AB	59,007	478,680

		658,537

SWITZERLAND — 1.7%
Swisscom AG	658	266,918

UNITED KINGDOM — 23.1%
BT Group PLC	198,020	436,856
Cable & Wireless Communications PLC	69,575	62,219
Cable & Wireless Worldwide PLC	69,575	80,637
Inmarsat PLC	13,303	139,089
Vodafone Group PLC	1,185,180	2,934,011

		3,652,812

TOTAL COMMON STOCKS —
(Cost $15,743,716)		15,724,365

SHORT TERM INVESTMENTS — 0.5%
UNITED STATES — 0.5%
MONEY MARKET FUNDS — 0.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	81,963	81,963
State Street Institutional Liquid Reserves Fund 0.26% (e)(f)	4,471	4,471

TOTAL SHORT TERM INVESTMENTS —
(Cost $86,434)		86,434

TOTAL INVESTMENTS — 100.1%
(Cost $15,830,150)		15,810,799
OTHER ASSETS AND LIABILITIES — (0.1)%		(15,713)

NET ASSETS — 100.0%		$15,795,086

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
September 30, 2010

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Security, or portion thereof, was on loan at September 30, 2010.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS
September 30, 2010

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 2.7%
AGL Energy, Ltd.	8,480	$132,768
APA Group	13,661	53,570
Envestra, Ltd.	76,393	37,724

		224,062

AUSTRIA — 0.5%
Oesterreichische Elektrizitaetswirtschafts Aktiengesellschaft (Verbundgesellschaft)	1,256	45,096

CANADA — 3.4%
ATCO, Ltd. (Class I)	1,099	57,851
Emera, Inc.	1,340	38,651
Fortis, Inc.	3,233	100,660
TransAlta Corp.	3,651	78,156

		275,318

FINLAND — 1.9%
Fortum Oyj	5,943	155,696

FRANCE — 11.7%
EDF SA	3,589	155,027
GDF Suez	16,658	597,192
Sechilienne-Sidec SA	623	17,283
Suez Environnement SA	2,883	53,331
Veolia Environnement	5,396	142,323

		965,156

GERMANY — 14.3%
E.ON AG	25,344	748,390
RWE AG	6,277	424,612

		1,173,002

HONG KONG — 6.1%
CLP Holdings, Ltd.	23,500	187,529
Hong Kong & China Gas Co., Ltd.	68,100	172,285
HongKong Electric Holdings, Ltd.	23,500	142,728

		502,542

ITALY — 9.1%
A2A SpA	27,126	41,661
Enel SpA	87,424	466,664
Hera SpA	14,753	28,177
Snam Rete Gas SpA	22,612	114,682
Terna Rete Elettrica Nationale SpA	22,785	96,973

		748,157

JAPAN — 20.5%
Chubu Electric Power Co., Inc.	8,588	212,078
Electric Power Development Co., Ltd.	2,300	69,105
Hokkaido Electric Power Co., Inc.	2,100	41,779
Hokuriku Electric Power Co.	2,994	68,309
Kyushu Electric Power Co., Inc.	6,292	143,555
Osaka Gas Co., Ltd.	31,958	115,147
Shikoku Electric Power Co., Inc.	1,600	45,870
The Chugoku Electric Power Co., Inc.	3,987	78,604
The Kansai Electric Power Co., Inc.	10,198	247,442
The Tokyo Electric Power Co., Inc.	15,199	370,423
Tohoku Electric Power Co., Inc.	6,972	154,062
Tokyo Gas Co., Ltd.	30,958	140,449

		1,686,823

NEW ZEALAND — 0.5%
Vector, Ltd.	23,884	40,055

PORTUGAL — 1.2%
EDP — Energias de Portugal SA	27,946	95,914

SOUTH KOREA — 1.0%
Korea Electric Power Corp. ADR (a)(b)	6,655	86,049

SPAIN — 9.6%
Acciona SA	413	34,935
EDP Renovaveis SA (b)	4,597	26,045
Enagas	4,064	82,474
Gas Natural SDG SA	5,404	80,673
Iberdrola Renovables SA	12,130	40,373
Iberdrola SA	57,289	441,344
Red Electrica Corporacion SA	1,822	85,803

		791,647

SWITZERLAND — 0.3%
BKW FMB Energie AG	309	20,480

UNITED KINGDOM — 16.6%
Centrica PLC	71,579	364,889
Drax Group PLC	5,335	32,224
International Power PLC	21,521	131,582
National Grid PLC	45,458	386,817
Pennon Group PLC	6,147	56,327
Scottish & Southern Energy PLC	12,762	224,834
Severn Trent PLC	3,861	79,763
United Utilities Group PLC	9,734	87,891

		1,364,327

TOTAL COMMON STOCKS —
(Cost $10,067,873)		8,174,324

SHORT TERM INVESTMENTS — 0.7%
UNITED STATES — 0.7%
MONEY MARKET FUNDS — 0.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	44,915	44,915
State Street Institutional Liquid Reserves Fund 0.26% (d)(e)	13,853	13,853

TOTAL SHORT TERM INVESTMENTS —
(Cost $58,768)		58,768

TOTAL INVESTMENTS — 100.1%
(Cost $10,126,641)		8,233,092
OTHER ASSETS AND LIABILITIES — (0.1)%		(11,775)

NET ASSETS — 100.0%		$8,221,317

(a)	Security, or portion thereof, was on loan at September 30, 2010.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2010

										SPDR S&P Emerging
	SPDR STOXX	SPDR EURO	SPDR S&P Emerging	SPDR S&P	SPDR S&P	SPDR S&P Emerging	SPDR S&P BRIC	SPDR S&P Emerging	SPDR S&P Emerging	Middle East &	SPDR S&P World
	Europe 50 ETF	STOXX 50 ETF	Asia Pacific ETF	Russia ETF	China ETF	Markets ETF	40 ETF	Europe ETF	Latin America ETF	Africa ETF	ex-US ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$38,001,661	$160,847,105	$706,424,583	$5,896,121	$674,684,510	$203,876,759	$457,105,928	$230,867,709	$210,578,745	$141,860,808	$105,722,156
Investments in securities of affiliated issuers, at value (Note 3)	28,224	2,674,046	45,139,846	27,492	82,168,472	24,907,171	67,236,010	6,833,136	37,791,728	3,737,001	11,146,936

Total Investments	38,029,885	163,521,151	751,564,429	5,923,613	756,852,982	228,783,930	524,341,938	237,700,845	248,370,473	145,597,809	116,869,092
Cash	—	—	—	231	—	—	—	1,903	—	—	116
Foreign currency, at value	250,726	1,443,351	2,696,844	—	2,187,886	4,028,094	1,229,530	568,620	286,983	1,196,279	291,925
Margin deposit on futures	—	—	—	—	—	666,941	—	—	—	—	—
Receivable for investments sold	—	—	—	58,926	99,225	203,517	—	13,054,908	1,359,076	—	147,123
Receivable for fund shares sold in-kind	—	—	—	—	15,056,645	—	2,548,972	—	—	—	—
Receivable for foreign taxes recoverable	116,736	169,702	4,083	—	—	3,621	—	12,003	—	—	70,089
Dividends and interest receivable — unaffiliated issuers	44,338	35,444	996,649	27,620	963,901	379,370	1,525,393	1,158,671	589,072	109,869	294,866
Dividends receivable — affiliated issuers	1,028	8,645	20,046	6	68,762	9,019	12,786	7,713	9,662	806	4,412
Receivable from broker — variation margin on open futures contracts	—	—	—	—	—	59,489	—	—	—	—	—

TOTAL ASSETS	38,442,713	165,178,293	755,282,051	6,010,396	775,229,401	234,133,981	529,658,619	252,504,663	250,615,266	146,904,763	117,677,623

LIABILITIES
Payable upon return of securities loaned	—	2,638,555	39,876,959	—	81,587,164	16,982,427	66,514,013	5,750,349	37,791,628	3,556,136	11,131,537
Payable for investments purchased	—	—	—	—	15,029,357	—	2,549,076	14,080,095	1,279,426	482,781	—
Due to custodian	—	—	—	—	—	—	—	—	95,159	—	—
Accrued advisory fee (Note 3)	28,056	113,046	928,083	7,445	866,100	260,708	533,168	309,428	236,997	190,289	85,166
Deferred foreign taxes payable	—	—	1,843,106	—	—	220,148	—	—	—	—	—
Accrued trustees’ fees and expenses (Note 3)	142	515	2,092	26	1,182	778	931	487	350	525	367
Proxy expenses payable	7,349	25,771	23,747	—	65,638	8,707	70,497	39,480	17,462	10,708	7,443

TOTAL LIABILITIES	35,547	2,777,887	42,673,987	7,471	97,549,441	17,472,768	69,667,685	20,179,839	39,421,022	4,240,439	11,224,513

NET ASSETS	$38,407,166	$162,400,406	$712,608,064	$6,002,925	$677,679,960	$216,661,213	$459,990,934	$232,324,824	$211,194,244	$142,664,324	$106,453,110

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$68,711,494	$263,276,935	$602,402,747	$5,950,508	$592,833,014	$190,736,655	$480,430,772	$260,507,617	$207,089,276	$149,546,028	$99,288,186
Undistributed (distribution in excess of) net investment income	442,742	(68,021)	6,837,442	4,799	2,914,534	1,114,261	1,488,668	412,220	389,295	996,342	578,505
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures	(14,197,698)	(33,524,148)	(18,057,335)	—	(27,868,143)	638,402	(49,597,016)	(29,604,848)	(11,529,274)	(15,815,006)	(3,131,195)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $1,843,106, $0, $0, $220,148, $0, $0, $0, $0, $0, respectively)	(16,565,011)	(67,314,788)	121,378,771	47,618	109,787,328	24,009,351	27,663,611	982,606	15,236,842	7,933,768	9,699,219
Foreign currency	15,639	30,428	46,439	—	13,227	104,089	4,899	27,229	8,105	3,192	18,395
Futures	—	—	—	—	—	58,454	—	—	—	—	—

NET ASSETS	$38,407,166	$162,400,406	$712,608,064	$6,002,925	$677,679,960	$216,661,213	$459,990,934	$232,324,824	$211,194,244	$142,664,324	$106,453,110

NET ASSET VALUE PER SHARE
Net asset value per share	$33.39	$36.90	$82.86	$30.01	$76.14	$69.89	$25.84	$45.55	$84.48	$71.33	$24.19

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,150,370	4,400,967	8,600,000	200,000	8,900,000	3,100,000	17,800,000	5,100,000	2,500,000	2,000,000	4,400,000

COST OF INVESTMENTS:
Unaffiliated issuers	$54,566,672	$228,161,893	$583,202,706	$5,848,503	$564,897,182	$179,647,260	$429,442,317	$229,885,103	$195,341,903	$133,927,040	$96,022,937
Affiliated issuers	28,224	2,674,046	45,139,846	27,492	82,168,472	24,907,171	67,236,010	6,833,136	37,791,728	3,737,001	11,146,936

Total cost of investments	$54,594,896	$230,835,939	$628,342,552	$5,875,995	$647,065,654	$204,554,431	$496,678,327	$236,718,239	$233,133,631	$137,664,041	$107,169,873

Foreign currency, at cost	$248,050	$1,419,793	$2,664,538	$—	$2,184,354	$3,927,259	$1,229,167	$538,072	$285,219	$1,187,948	$285,100

* Includes investments in securities on loan, at value	$—	$2,546,703	$36,859,134	$—	$76,470,043	$16,461,057	$64,153,053	$5,610,333	$37,100,896	$3,395,995	$10,606,702

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
September 30, 2010

			SPDR FTSE/
	SPDR S&P	SPDR Dow Jones	Macquarie Global		SPDR Russell/	SPDR Russell/	SPDR S&P	SPDR S&P	SPDR S&P Emerging	SPDR Dow Jones	SPDR S&P Global
	International Small	International Real	Infrastructure	SPDR MSCI ACWI	Nomura PRIME	Nomura Small Cap	International	International Mid	Markets Small	Global Real	Natural
	Cap ETF	Estate ETF	100 ETF	ex-US ETF	Japan ETF	Japan ETF	Dividend ETF	Cap ETF	Cap ETF	Estate ETF	Resources ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$613,450,873	$1,309,978,159	$52,880,504	$391,018,483	$15,032,973	$66,952,069	$258,043,138	$29,808,483	$785,372,501	$140,003,096	$7,595,456
Investments in securities of affiliated issuers, at value (Note 3)	54,919,067	112,251,288	8,394,192	45,480,447	4,337,039	17,936,318	22,811,105	3,885,934	14,503,587	28,979,068	15,911

Total Investments	668,369,940	1,422,229,447	61,274,696	436,498,930	19,370,012	84,888,387	280,854,243	33,694,417	799,876,088	168,982,164	7,611,367
Cash	—	—	—	—	—	—	—	—	—	4,557	—
Foreign currency, at value	5,774,769	1,134,281	34,065	1,587,249	—	64,223	427,082	250,290	22,399,751	42,441	2,153
Margin deposit on futures	—	—	—	—	—	—	—	—	624,605	—	—
Receivable for investments sold	2,244,741	117,187	—	709,370	—	—	—	255,869	12,002,544	—	—
Receivable for fund shares sold in-kind	—	7,642,831	—	—	—	—	—	—	—	—	—
Receivable for foreign taxes recoverable	155,529	487,819	45,971	295,919	—	—	74,359	6,792	472	9,349	371
Dividends and interest receivable — unaffiliated issuers	2,290,161	4,061,863	228,833	1,067,089	118,854	447,303	360,408	82,214	563,714	370,664	1,798
Dividends receivable — affiliated issuers	29,755	37,671	1,966	18,319	984	7,661	19,309	1,418	12,506	7,019	1
Receivable from broker — variation margin on open futures contracts	—	—	—	—	—	—	—	—	88,015	—	—

TOTAL ASSETS	678,864,895	1,435,711,099	61,585,531	440,176,876	19,489,850	85,407,574	281,735,401	34,291,000	835,567,695	169,416,194	7,615,690

LIABILITIES
Payable upon return of securities loaned	54,714,094	112,065,820	8,314,380	45,034,661	4,289,364	17,896,056	22,773,247	3,868,805	11,858,876	28,861,180	—
Payable for investments purchased	690,145	7,572,609	—	797,365	—	—	—	192,409	24,403,127	—	—
Due to custodian	—	—	—	—	61,844	—	—	—	—	—	—
Accrued advisory fee (Note 3)	846,629	1,712,551	76,444	313,464	18,610	93,295	239,193	31,645	826,342	160,378	1,020
Deferred foreign taxes payable	—	—	—	108,279	—	—	—	—	1,046,565	—	—
Accrued trustees’ fees and expenses (Note 3)	2,234	4,425	281	1,645	94	380	521	132	3,180	490	4
Proxy expenses payable	47,843	94,484	8,125	12,455	671	6,058	17,195	2,026	18,940	6,472	—

TOTAL LIABILITIES	56,300,945	121,449,889	8,399,230	46,267,869	4,370,583	17,995,789	23,030,156	4,095,017	38,157,030	29,028,520	1,024

NET ASSETS	$622,563,950	$1,314,261,210	$53,186,301	$393,909,007	$15,119,267	$67,411,785	$258,705,245	$30,195,983	$797,410,665	$140,387,674	$7,614,666

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$666,617,867	$1,727,208,973	$78,513,581	$464,738,955	$20,881,939	$90,015,100	$260,869,270	$27,267,779	$715,456,573	$116,211,177	$7,539,786
Undistributed (distribution in excess of) net investment income	5,632,188	4,154,921	435,197	2,096,495	118,708	458,748	(211,187)	234,177	1,975,388	(898,183)	3,034
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures	(22,336,837)	(325,540,098)	(5,379,551)	(46,881,133)	(1,074,242)	(5,464,175)	(23,434,342)	290,363	24,734,427	(7,583,279)	(93)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $0, $0, $0, $0, $0, $0, $1,046,564, $0, $0, respectively)	(27,431,870)	(91,557,384)	(20,383,517)	(26,118,000)	(4,807,750)	(17,602,351)	21,461,391	2,400,499	54,907,215	32,655,297	71,873
Foreign currency	82,602	(5,203)	591	72,690	612	4,463	20,113	3,165	250,277	2,662	66
Futures	—	—	—	—	—	—	—	—	86,785	—	—

NET ASSETS	$622,563,950	$1,314,261,210	$53,186,301	$393,909,007	$15,119,267	$67,411,785	$258,705,245	$30,195,983	$797,410,665	$140,387,674	$7,614,666

NET ASSET VALUE PER SHARE
Net asset value per share	$27.92	$38.39	$40.91	$31.77	$37.80	$39.65	$53.88	$28.76	$54.62	$36.00	$50.76

Shares outstanding (unlimited amount authorized, $0.01 par value)	22,300,000	34,235,379	1,300,000	12,400,000	400,000	1,700,075	4,801,326	1,050,000	14,600,000	3,900,000	150,000

COST OF INVESTMENTS:
Unaffiliated issuers	$640,882,743	$1,401,535,543	$73,264,021	$417,028,204	$19,840,723	$84,554,420	$236,581,747	$27,407,984	$729,418,722	$107,347,799	$7,523,583
Affiliated issuers	54,919,067	112,251,288	8,394,192	45,480,447	4,337,039	17,936,318	22,811,105	3,885,934	14,503,587	28,979,068	15,911

Total cost of investments	$695,801,810	$1,513,786,831	$81,658,213	$462,508,651	$24,177,762	$102,490,738	$259,392,852	$31,293,918	$743,922,309	$136,326,867	$7,539,494

Foreign currency, at cost	$5,742,955	$1,125,518	$33,456	$1,545,115	$—	$62,711	$420,208	$247,721	$22,300,101	$42,073	$2,106

* Includes investments in securities on loan, at value	$51,955,763	$105,991,415	$8,133,683	$43,148,579	$4,087,532	$17,025,129	$22,224,844	$3,674,515	$10,982,472	$28,132,022	$—

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
September 30, 2010

	SPDR S&P
	International	SPDR S&P						SPDR S&P	SPDR S&P
	Consumer	International	SPDR S&P	SPDR S&P	SPDR S&P	SPDR S&P	SPDR S&P	International	International	SPDR S&P
	Discretionary	Consumer Staples	International Energy	International	International Health	International	International	Technology	Telecommunications	International Utilities
	Sector ETF	Sector ETF	Sector ETF	Financial Sector ETF	Care Sector ETF	Industrial Sector ETF	Materials Sector ETF	Sector ETF	Sector ETF	Sector ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$18,729,173	$14,813,942	$12,221,625	$8,733,843	$10,193,274	$17,705,970	$22,285,633	$20,923,439	$15,724,365	$8,174,324
Investments in securities of affiliated issuers, at value (Note 3)	37,365	32,839	3,231	59,047	5,401	91,174	11,415	210,607	86,434	58,768

Total Investments	18,766,538	14,846,781	12,224,856	8,792,890	10,198,675	17,797,144	22,297,048	21,134,046	15,810,799	8,233,092
Foreign currency, at value	39,188	24,014	95,615	38,674	69,601	239,005	81,920	69,685	116,082	4,380
Receivable for investments sold	—	—	264,839	338,434	—	—	—	1,253,820	—	—
Receivable for foreign taxes recoverable	1,122	15,217	1,432	6,388	16,914	2,878	10,334	2,183	6,212	7,007
Dividends and interest receivable — unaffiliated issuers	42,394	57,870	14,458	30,208	35,290	46,239	30,902	55,334	35,256	33,936
Dividends receivable — affiliated issuers	6	6	6	21	1	118	37	146	17	9

TOTAL ASSETS	18,849,248	14,943,888	12,601,206	9,206,615	10,320,481	18,085,384	22,420,241	22,515,214	15,968,366	8,278,424

LIABILITIES
Payable upon return of securities loaned	—	—	—	13,054	—	91,074	7,975	198,250	81,963	44,915
Payable for investments purchased	—	28,826	327,220	358,296	—	53	—	16,347	71,452	—
Due to custodian	—	—	—	—	—	20,301	—	—	—	—
Payable for fund shares repurchased in-kind	—	—	—	—	—	—	—	1,227,857	—	—
Accrued advisory fee (Note 3)	15,547	14,281	13,428	12,903	10,255	17,169	22,581	26,078	17,330	11,026
Accrued trustees’ fees and expenses (Note 3)	84	74	54	60	53	85	91	107	55	62
Proxy expenses payable	460	876	1,072	957	536	1,384	2,138	3,053	2,480	1,104

TOTAL LIABILITIES	16,091	44,057	341,774	385,270	10,844	130,066	32,785	1,471,692	173,280	57,107

NET ASSETS	$18,833,157	$14,899,831	$12,259,432	$8,821,345	$10,309,637	$17,955,318	$22,387,456	$21,043,522	$15,795,086	$8,221,317

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$17,559,406	$13,910,554	$14,000,222	$10,670,992	$10,378,862	$17,744,831	$22,347,974	$21,224,266	$16,121,044	$10,424,993
Undistributed (distribution in excess of) net investment income	29,477	(375)	287	14,674	21,389	18,256	36,771	30,691	5,706	20,227
Accumulated net realized gain (loss) on investments and foreign currency transactions	(102,625)	(107,515)	(440,124)	(651,563)	(155,333)	(133,614)	(503,149)	80,238	(313,489)	(331,134)
Net unrealized appreciation (depreciation) on:
Investments	1,345,898	1,094,505	(1,303,413)	(1,215,405)	61,602	324,080	503,774	(292,780)	(19,351)	(1,893,549)
Foreign currency	1,001	2,662	2,460	2,647	3,117	1,765	2,086	1,107	1,176	780

NET ASSETS	$18,833,157	$14,899,831	$12,259,432	$8,821,345	$10,309,637	$17,955,318	$22,387,456	$21,043,522	$15,795,086	$8,221,317

NET ASSET VALUE PER SHARE
Net asset value per share	$26.90	$29.80	$24.52	$19.60	$29.46	$25.65	$26.34	$24.76	$24.30	$20.55

Shares outstanding (unlimited amount authorized, $0.01 par value)	700,000	500,000	500,000	450,000	350,000	700,000	850,000	850,000	650,000	400,000

COST OF INVESTMENTS:
Unaffiliated issuers	$17,383,275	$13,719,437	$13,525,038	$9,949,248	$10,131,672	$17,381,890	$21,781,859	$21,216,219	$15,743,716	$10,067,873
Affiliated issuers	37,365	32,839	3,231	59,047	5,401	91,174	11,415	210,607	86,434	58,768

Total cost of investments	$17,420,640	$13,752,276	$13,528,269	$10,008,295	$10,137,073	$17,473,064	$21,793,274	$21,426,826	$15,830,150	$10,126,641

Foreign currency, at cost	$38,738	$23,837	$93,230	$37,345	$68,878	$237,909	$80,919	$68,897	$114,807	$4,248

* Includes investments in securities on loan, at value	$—	$—	$—	$12,647	$—	$86,033	$7,326	$189,451	$79,855	$43,018

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2010

										SPDR S&P Emerging
	SPDR STOXX	SPDR EURO	SPDR S&P Emerging	SPDR S&P	SPDR S&P	SPDR S&P Emerging	SPDR S&P BRIC	SPDR S&P Emerging	SPDR S&P Emerging	Middle East &	SPDR S&P World
	Europe 50 ETF	STOXX 50 ETF	Asia Pacific ETF	Russia ETF(1)	China ETF	Markets ETF	40 ETF	Europe ETF	Latin America ETF	Africa ETF	ex-US ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$1,730,720	$5,897,966	$15,678,995	$54,857	$12,187,251	$3,644,088	$10,731,023	$4,090,008	$4,684,983	$3,600,043	$2,883,272
Dividend income on securities of affiliated issuers (Note 3)	60	295	1,979	21	1,113	6,653	955	1,678	496	369	207
Affiliated securities lending — net (Note 3 and Note 8)	33,121	220,728	82,875	—	222,109	40,089	67,460	33,957	75,263	11,208	68,218
Interest income (Note 2)	—	355	176	—	—	905	—	—	—	2,799	133
Foreign taxes withheld	(166,182)	(811,450)	(2,243,365)	(7,793)	(975,401)	(407,798)	(1,264,556)	(549,658)	(450,084)	(132,542)	(255,544)

TOTAL INVESTMENT INCOME	1,597,719	5,307,894	13,520,660	47,085	11,435,072	3,283,937	9,534,882	3,575,985	4,310,658	3,481,877	2,696,286

EXPENSES
Advisory fee (Note 3)	138,074	461,540	3,407,658	15,093	3,272,227	832,445	2,075,914	1,250,663	954,492	755,820	328,901
Trustees’ fees and expenses (Note 3)	1,565	5,206	18,879	83	18,100	4,575	13,593	6,956	5,281	4,195	3,169
Proxy expenses	7,349	25,771	23,747	—	65,638	8,707	70,497	39,480	17,462	10,708	7,443
Miscellaneous expenses	68	3	9,338	—	2,248	577	856	2,452	10,338	670	325

TOTAL EXPENSES	147,056	492,520	3,459,622	15,176	3,358,213	846,304	2,160,860	1,299,551	987,573	771,393	339,838

NET INVESTMENT INCOME (LOSS)	1,450,663	4,815,374	10,061,038	31,909	8,076,859	2,437,633	7,374,022	2,276,434	3,323,085	2,710,484	2,356,448

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(5,061,992)	(3,344,651)	15,866,305	1,314	(11,236,356)	8,190,128	(3,759,130)	(1,044,135)	2,877,311	1,540,345	(161,221)
Foreign currency transactions	(20,686)	(66,118)	(552,697)	—	(10,341)	(26,021)	1,732	(47,191)	(245,786)	(71,059)	(25,646)
Futures	—	—	(357,284)	—	—	928,721	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $1,843,106, $0, $0, $220,148, $0, $0, $0, $0, $0, respectively)	2,312,037	(10,693,703)	85,993,719	47,618	79,353,888	15,581,142	44,825,406	14,318,842	19,442,891	24,022,918	2,581,291
Foreign currency transactions	11,551	20,289	37,972	—	10,985	43,220	4,738	37,425	5,414	(6,368)	12,927
Futures	—	—	—	—	—	(87,206)	—	—	—	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND FUTURES	(2,759,090)	(14,084,183)	100,988,015	48,932	68,118,176	24,629,984	41,072,746	13,264,941	22,079,830	25,485,836	2,407,351

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,308,427)	$(9,268,809)	$111,049,053	$80,841	$76,195,035	$27,067,617	$48,446,768	$15,541,375	$25,402,915	$28,196,320	$4,763,799

(1)	For the period March 10, 2010 (commencement of operations) to September 30, 2010.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Year Ended September 30, 2010

			SPDR FTSE/
	SPDR S&P	SPDR Dow Jones	Macquarie Global		SPDR Russell/	SPDR Russell/	SPDR S&P	SPDR S&P	SPDR S&P Emerging	SPDR Dow Jones	SPDR S&P Global
	International Small	International Real	Infrastructure	SPDR MSCI ACWI	Nomura PRIME	Nomura Small Cap	International	International Mid	Markets Small	Global Real	Natural
	Cap ETF	Estate ETF	100 ETF	ex-US ETF	Japan ETF	Japan ETF	Dividend ETF	Cap ETF	Cap ETF	Estate ETF	Resources ETF(1)

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$14,174,390	$49,398,598	$2,663,268	$10,807,106	$291,348	$1,425,964	$10,812,313	$626,977	$8,377,853 *	$4,462,872	$4,482
Dividend income on securities of affiliated issuers (Note 3)	1,531	1,977	194	871	48	161	443	81	2,263	324	1
Affiliated securities lending — net (Note 3 and Note 8)	449,043	825,861	54,866	255,018	6,747	107,568	276,156	15,976	39,644	63,182	—
Interest income (Note 2)	1,201	1,828	—	306	—	—	13	8	1,142	42	—
Foreign taxes withheld	(1,061,886)	(2,890,648)	(176,525)	(997,937)	(20,397)	(99,630)	(1,245,545)	(46,064)	(1,092,888)	(167,292)	(500)

TOTAL INVESTMENT INCOME	13,564,279	47,337,616	2,541,803	10,065,364	277,746	1,434,063	9,843,380	596,978	7,328,014	4,359,128	3,983

EXPENSES
Advisory fee (Note 3)	3,317,439	6,260,301	354,049	1,233,324	75,177	409,001	895,883	106,047	1,668,082	555,319	1,020
Trustees’ fees and expenses (Note 3)	18,429	34,653	1,971	11,885	489	2,446	6,494	770	7,927	3,630	4
Proxy expenses	47,843	94,484	8,125	12,455	671	6,058	17,195	2,026	18,940	6,472	—
Miscellaneous expenses	5,762	717	93	124	1	125	1,675	199	9,756	2	—

TOTAL EXPENSES	3,389,473	6,390,155	364,238	1,257,788	76,338	417,630	921,247	109,042	1,704,705	565,423	1,024

NET INVESTMENT INCOME (LOSS)	10,174,806	40,947,461	2,177,565	8,807,576	201,408	1,016,433	8,922,133	487,936	5,623,309	3,793,705	2,959

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	6,733,666	(58,536,638)	(2,962,550)	1,358,410	(52,555)	1,859,419	265,356	2,022,470	28,769,138	(1,482,990)	(93)
Foreign currency transactions	245,473	378,888	(11,950)	(105,017)	10,871	53,504	(146,356)	11,998	(2,022,043)	10,572	75
Futures	—	—	—	—	—	—	—	—	3,028,160	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $0, $0, $0, $0, $0, $0, $1,046,564, $0, $0, respectively)	42,083,452	153,803,513	1,208,170	12,446,085	(189,809)	(4,034,188)	3,542,836	196,257	49,511,449	18,905,426	71,873
Foreign currency transactions	42,240	2,323	838	65,548	(1,145)	(25,898)	10,149	2,433	250,437	1,125	66
Futures	—	—	—	—	—	—	—	—	26,020	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND FUTURES	49,104,831	95,648,086	(1,765,492)	13,765,026	(232,638)	(2,147,163)	3,671,985	2,233,158	79,563,161	17,434,133	71,921

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,279,637	$136,595,547	$412,073	$22,572,602	$(31,230)	$(1,130,730)	$12,594,118	$2,721,094	$85,186,470	$21,227,838	$74,880

(1)	For the period September 13, 2010 (commencement of operations) to September 30, 2010.
*	Dividend income on securities of unaffiliated issuers reflects the receipt of a special one time dividend from a portfolio holding in the amount of $386,152.

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Year Ended September 30, 2010

	SPDR S&P
	International	SPDR S&P						SPDR S&P	SPDR S&P
	Consumer	International	SPDR S&P	SPDR S&P	SPDR S&P	SPDR S&P	SPDR S&P	International	International	SPDR S&P
	Discretionary	Consumer Staples	International Energy	International	International Health	International	International	Technology	Telecommunications	International Utilities
	Sector ETF	Sector ETF	Sector ETF	Financial Sector ETF	Care Sector ETF	Industrial Sector ETF	Materials Sector ETF	Sector ETF	Sector ETF	Sector ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$183,370	$259,115	$346,849	$326,767	$188,196	$218,452	$310,725	$344,292	$759,187	$387,119
Dividend income on securities of affiliated issuers (Note 3)	40	22	30	41	9	80	15	46	32	14
Affiliated securities lending — net (Note 3 and Note 8)	—	132	123	19	—	257	137	360	620	120
Interest income (Note 2)	7	—	—	—	—	—	—	1,025	—	—
Foreign taxes withheld	(15,709)	(18,293)	(38,698)	(26,905)	(16,578)	(18,461)	(25,832)	(34,534)	(68,591)	(38,328)

TOTAL INVESTMENT INCOME	167,708	240,976	308,304	299,922	171,627	200,328	285,045	311,189	691,248	348,925

EXPENSES
Advisory fee (Note 3)	38,420	39,945	48,984	44,606	31,114	44,324	77,970	90,260	67,173	39,142
Trustees’ fees and expenses (Note 3)	244	257	320	294	201	284	509	591	439	254
Proxy expenses	460	876	1,072	957	536	1,384	2,138	3,053	2,480	1,104
Miscellaneous expenses	—	—	—	—	—	—	—	—	—	114

TOTAL EXPENSES	39,124	41,078	50,376	45,857	31,851	45,992	80,617	93,904	70,092	40,614

NET INVESTMENT INCOME (LOSS)	128,584	199,898	257,928	254,065	139,776	154,336	204,428	217,285	621,156	308,311

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(76,129)	7,128	(345,489)	700,051	(181,744)	(56,075)	249,020	378,593	(71,371)	86,477
Foreign currency transactions	578	(2,928)	541	(226)	154	8,542	12,096	(2,481)	(3,878)	(3,308)
Net change in unrealized appreciation (depreciation) on:
Investments	1,617,219	1,221,707	(208,896)	(1,222,973)	552,123	1,111,845	1,189,005	(293,353)	134,764	(733,741)
Foreign currency transactions	172	1,327	2,279	2,128	(1,480)	(415)	1,259	856	751	46

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	1,541,840	1,227,234	(551,565)	(521,020)	369,053	1,063,897	1,451,380	83,615	60,266	(650,526)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,670,424	$1,427,132	$(293,637)	$(266,955)	$508,829	$1,218,233	$1,655,808	$300,900	$681,422	$(342,215)

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR STOXX Europe 50 ETF		SPDR EURO STOXX 50 ETF		SPDR S&P Emerging Asia Pacific ETF		SPDR S&P Russia ETF	SPDR S&P China ETF		SPDR S&P Emerging Markets ETF
							For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/10	9/30/09	9/30/10	9/30/09	9/30/10	9/30/09	3/10/10*- 9/30/10	9/30/10	9/30/09	9/30/10	9/30/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,450,663	$2,015,752	$4,815,374	$5,309,321	$10,061,038	$5,297,072	$31,909	$8,076,859	$5,349,930	$2,437,633	$1,245,207
Net realized gain (loss) on investments, foreign currency transactions and futures	(5,082,678)	(12,958,296)	(3,410,769)	(67,338,032)	14,956,324	397,205	1,314	(11,246,697)	2,444,780	9,092,828	883,325
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and futures	2,323,588	7,901,681	(10,673,414)	43,708,008	86,031,691	86,037,023	47,618	79,364,873	95,341,850	15,537,156	21,154,077

Net increase (decrease) in net assets resulting from operations	(1,308,427)	(3,040,863)	(9,268,809)	(18,320,703)	111,049,053	91,731,300	80,841	76,195,035	103,136,560	27,067,617	23,282,609

Net equalization credits and charges	90,156	(10,465)	440,402	672,628	—	1,879,909	—	—	2,354,899	—	766,948

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,567,926)	(1,942,749)	(5,287,503)	(5,937,910)	(6,011,211)	(3,142,983)	(27,110)	(6,488,711)	(5,529,254)	(1,886,519)	(1,452,964)

Total distributions to shareholders	(1,567,926)	(1,942,749)	(5,287,503)	(5,937,910)	(6,011,211)	(3,142,983)	(27,110)	(6,488,711)	(5,529,254)	(1,886,519)	(1,452,964)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	—	35,853,209	217,466,708	312,368,465	210,046,108	5,949,194	189,444,665	237,818,032	121,826,276	36,265,917
Proceeds from reinvestment of distributions	176	2,750	372	8,865	—	—	—	—	—	—	—
Cost of shares redeemed	(15,230,821)	(14,815,663)	(40,819,155)	(235,374,226)	(141,564,542)	(25,647,964)	—	(27,009,742)	(12,994,209)	(24,741,000)	—
Net income equalization (Note 2)	(90,156)	10,465	(440,402)	(672,628)	—	(1,879,909)	—	—	(2,354,899)	—	(766,948)

Net increase (decrease) in net assets from beneficial interest transactions	(15,320,801)	(14,802,448)	(5,405,976)	(18,571,281)	170,803,923	182,518,235	5,949,194	162,434,923	222,468,924	97,085,276	35,498,969

Net increase (decrease) in net assets during the year	(18,106,998)	(19,796,525)	(19,521,886)	(42,157,266)	275,841,765	272,986,461	6,002,925	232,141,247	322,431,129	122,266,374	58,095,562
Net assets at beginning of year	56,514,164	76,310,689	181,922,292	224,079,558	436,766,299	163,779,838	—	445,538,713	123,107,584	94,394,839	36,299,277

NET ASSETS END OF YEAR (1)	$38,407,166	$56,514,164	$162,400,406	$181,922,292	$712,608,064	$436,766,299	$6,002,925	$677,679,960	$445,538,713	$216,661,213	$94,394,839

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—	1,050,000	6,650,000	4,200,000	3,700,000	200,000	2,600,000	4,500,000	1,900,000	900,000
Shares issued to shareholders from reinvestment of distributions	5	91	9	256	—	—	—	—	—	—	—
Shares redeemed	(450,000)	(500,000)	(1,050,000)	(7,600,000)	(1,900,000)	(400,000)	—	(400,000)	(200,000)	(400,000)	—

Net increase (decrease)	(449,995)	(499,909)	9	(949,744)	2,300,000	3,300,000	200,000	2,200,000	4,300,000	1,500,000	900,000

(1) Including undistributed (distribution in excess of) net investment income	$442,742	$578,837	$(68,021)	$(379)	$6,837,442	$3,356,953	$4,799	$2,914,534	$1,336,727	$1,114,261	$493,959

*	Commencement of operations

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

									SPDR S&P World
	SPDR S&P BRIC 40 ETF		SPDR S&P Emerging Europe ETF		SPDR S&P Emerging Latin America ETF		SPDR S&P Emerging Middle East & Africa ETF		ex-US ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/10	9/30/09	9/30/10	9/30/09	9/30/10	9/30/09	9/30/10	9/30/09	9/30/10	9/30/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,374,022	$4,398,055	$2,276,434	$942,663	$3,323,085	$1,548,152	$2,710,484	$3,020,778	$2,356,448	$1,711,050
Net realized gain (loss) on investments and foreign currency transactions	(3,757,398)	(41,750,849)	(1,091,326)	(27,633,495)	2,631,525	(6,562,270)	1,469,286	(22,202,027)	(186,867)	(1,488,887)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	44,830,144	81,472,098	14,356,267	29,174,553	19,448,305	22,586,232	24,016,550	24,607,159	2,594,218	14,547,684

Net increase (decrease) in net assets resulting from operations	48,446,768	44,119,304	15,541,375	2,483,721	25,402,915	17,572,114	28,196,320	5,425,910	4,763,799	14,769,847

Net equalization credits and charges	—	113,062	—	(543,985)	—	508,324	—	(1,130,621)	—	1,683,188

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,217,019)	(6,664,146)	(1,812,115)	(1,309,844)	(2,998,406)	(2,110,805)	(2,572,981)	(5,932,397)	(2,124,908)	(1,928,626)

Total distributions to shareholders	(6,217,019)	(6,664,146)	(1,812,115)	(1,309,844)	(2,998,406)	(2,110,805)	(2,572,981)	(5,932,397)	(2,124,908)	(1,928,626)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	102,061,604	133,070,128	169,976,924	158,972,908	134,560,726	70,190,340	6,716,562	14,706,403	18,927,884	48,405,229
Cost of shares redeemed	(25,112,802)	(18,446,715)	(89,356,612)	(103,360,848)	(78,614,528)	(27,009,814)	(18,907,813)	(37,505,238)	—	(4,333,053)
Net income equalization (Note 2)	—	(113,062)	—	543,985	—	(508,324)	—	1,130,621	—	(1,683,188)

Net increase (decrease) in net assets from beneficial interest transactions	76,948,802	114,510,351	80,620,312	56,156,045	55,946,198	42,672,202	(12,191,251)	(21,668,214)	18,927,884	42,388,988

Net increase (decrease) in net assets during the year	119,178,551	152,078,571	94,349,572	56,785,937	78,350,707	58,641,835	13,432,088	(23,305,322)	21,566,775	56,913,397
Net assets at beginning of year	340,812,383	188,733,812	137,975,252	81,189,315	132,843,537	74,201,702	129,232,236	152,537,558	84,886,335	27,972,938

NET ASSETS END OF YEAR (1)	$459,990,934	$340,812,383	$232,324,824	$137,975,252	$211,194,244	$132,843,537	$142,664,324	$129,232,236	$106,453,110	$84,886,335

SHARES OF BENEFICIAL INTEREST:
Shares sold	4,100,000	6,800,000	3,800,000	4,900,000	1,700,000	1,200,000	100,000	300,000	800,000	2,600,000
Shares issued to shareholders from reinvestment of distributions	—	—	—	—	—	—	—	—	—	—
Shares redeemed	(1,100,000)	(1,300,000)	(2,200,000)	(3,300,000)	(1,100,000)	(500,000)	(300,000)	(900,000)	—	(200,000)

Net increase (decrease)	3,000,000	5,500,000	1,600,000	1,600,000	600,000	700,000	(200,000)	(600,000)	800,000	2,400,000

(1) Including undistributed (distribution in excess of) net investment income	$1,488,668	$626,802	$412,220	$(4,908)	$389,295	$337,166	$996,342	$776,868	$578,505	$342,715

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

							SPDR MSCI ACWI
	SPDR S&P International Small Cap ETF		SPDR Dow Jones International Real Estate ETF		SPDR FTSE/Macquarie Global Infrastructure 100 ETF		ex-US ETF		SPDR Russell/Nomura PRIME Japan ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/10	9/30/09	9/30/10	9/30/09	9/30/10	9/30/09	9/30/10	9/30/09	9/30/10	9/30/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,174,806	$7,230,253	$40,947,461	$28,363,711	$2,177,565	$2,665,822	$8,807,576	$6,894,851	$201,408	$195,086
Net realized gain (loss) on investments and foreign currency transactions	6,979,139	(25,350,032)	(58,157,750)	(270,907,310)	(2,974,500)	(4,208,862)	1,253,393	(49,427,689)	(41,684)	(4,213,911)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	42,125,692	54,633,302	153,805,836	232,639,976	1,209,008	(3,250,982)	12,511,633	64,434,326	(190,954)	2,757,176

Net increase (decrease) in net assets resulting from operations	59,279,637	36,513,523	136,595,547	(9,903,623)	412,073	(4,794,022)	22,572,602	21,901,488	(31,230)	(1,261,649)

Net equalization credits and charges	—	1,978,065	(451,793)	1,027,510	—	112,019	—	751,207	—	125,790

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,113,629)	(9,931,796)	(40,086,120)	(29,224,112)	(2,412,780)	(4,047,042)	(8,267,313)	(9,566,256)	(212,633)	(536,558)

Total distributions to shareholders	(9,113,629)	(9,931,796)	(40,086,120)	(29,224,112)	(2,412,780)	(4,047,042)	(8,267,313)	(9,566,256)	(212,633)	(536,558)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	135,826,621	292,056,790	323,758,955	257,256,740	—	3,343,323	92,581,495	151,270,608	—	—
Proceeds from reinvestment of distributions	—	—	71,215	320,184	—	—	—	—	—	—
Cost of shares redeemed	(72,461,768)	(141,495,234)	(45,343,162)	(90,302,470)	(11,911,868)	(7,347,274)	(22,878,986)	(112,343,451)	—	(6,624,718)
Net income equalization (Note 2)	—	(1,978,065)	451,793	(1,027,510)	—	(112,019)	—	(751,207)	—	(125,790)

Net increase (decrease) in net assets from beneficial interest transactions	63,364,853	148,583,491	278,938,801	166,246,944	(11,911,868)	(4,115,970)	69,702,509	38,175,950	—	(6,750,508)

Net increase (decrease) in net assets during the year	113,530,861	177,143,283	374,996,435	128,146,719	(13,912,575)	(12,845,015)	84,007,798	51,262,389	(243,863)	(8,422,925)
Net assets at beginning of year	509,033,089	331,889,806	939,264,775	811,118,056	67,098,876	79,943,891	309,901,209	258,638,820	15,363,130	23,786,055

NET ASSETS END OF YEAR (1)	$622,563,950	$509,033,089	$1,314,261,210	$939,264,775	$53,186,301	$67,098,876	$393,909,007	$309,901,209	$15,119,267	$15,363,130

SHARES OF BENEFICIAL INTEREST:
Shares sold	5,200,000	14,200,000	9,200,000	8,600,000	—	100,000	3,000,000	6,600,000	—	—
Shares issued to shareholders from reinvestment of distributions	—	—	2,007	11,050	—	—	—	—	—	—
Shares redeemed	(2,900,000)	(8,200,000)	(1,400,000)	(3,600,000)	(300,000)	(200,000)	(800,000)	(5,200,000)	—	(200,000)

Net increase (decrease)	2,300,000	6,000,000	7,802,007	5,011,050	(300,000)	(100,000)	2,200,000	1,400,000	—	(200,000)

(1) Including undistributed (distribution in excess of) net investment income	$5,632,188	$2,529,000	$4,154,921	$(2,863,800)	$435,197	$671,861	$2,096,495	$1,576,835	$118,708	$119,062

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Russell/Nomura Small Cap Japan ETF		SPDR S&P International Dividend ETF		SPDR S&P International Mid Cap ETF		SPDR S&P Emerging Markets Small Cap ETF		SPDR Dow Jones Global Real Estate ETF		SPDR S&P Global Natural Resources ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/10	9/30/09	9/30/10	9/30/09	9/30/10	9/30/09	9/30/10	9/30/09	9/30/10	9/30/09	For the Period 9/13/10*- 9/30/10

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,016,433	$1,222,277	$8,922,133	$2,578,027	$487,936	$281,114	$5,623,309	$361,384	$3,793,705	$1,643,227	$2,959
Net realized gain (loss) on investments, foreign currency transactions and futures	1,912,923	(9,931,441)	119,000	(13,626,670)	2,034,468	396,765	29,775,255	1,192,298	(1,472,418)	(6,011,005)	(18)
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and futures	(4,060,086)	17,783,697	3,552,985	27,923,448	198,690	3,751,321	49,787,906	7,650,958	18,906,551	15,500,580	71,939

Net increase (decrease) in net assets resulting from operations	(1,130,730)	9,074,533	12,594,118	16,874,805	2,721,094	4,429,200	85,186,470	9,204,640	21,227,838	11,132,802	74,880

Net equalization credits and charges	—	(304,073)	245,201	489,788	—	167,045	—	309,535	68,501	429,766	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,212,446)	(1,990,267)	(8,988,445)	(2,825,162)	(439,504)	(229,354)	(1,009,521)	(135,395)	(4,128,948)	(2,175,297)	—
Net realized gains	—	—	—	—	(521,348)	—	(1,762,433)	—	—	—	—

Total distributions to shareholders	(1,212,446)	(1,990,267)	(8,988,445)	(2,825,162)	(960,852)	(229,354)	(2,771,954)	(135,395)	(4,128,948)	(2,175,297)	—

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,905,760	31,690,345	154,125,552	84,721,669	12,046,063	12,307,996	686,488,723	50,908,357	42,212,998	56,386,995	7,539,786
Proceeds from reinvestment of distributions	—	1,830	14,312	28,801	—	—	—	—	—	—	—
Cost of shares redeemed	(17,231,739)	(30,752,771)	(25,077,709)	(16,131,455)	(5,325,824)	—	(37,166,199)	(4,110,805)	—	—	—
Net income equalization (Note 2)	—	304,073	(245,201)	(489,788)	—	(167,045)	—	(309,535)	(68,501)	(429,766)	—

Net increase (decrease) in net assets from beneficial interest transactions	(15,325,979)	1,243,477	128,816,954	68,129,227	6,720,239	12,140,951	649,322,524	46,488,017	42,144,497	55,957,229	7,539,786

Net increase (decrease) in net assets during the year	(17,669,155)	8,023,670	132,667,828	82,668,658	8,480,481	16,507,842	731,737,040	55,866,797	59,311,888	65,344,500	7,614,666
Net assets at beginning of year	85,080,940	77,057,270	126,037,417	43,368,759	21,715,502	5,207,660	65,673,625	9,806,828	81,075,786	15,731,286	—

NET ASSETS END OF YEAR (1)	$67,411,785	$85,080,940	$258,705,245	$126,037,417	$30,195,983	$21,715,502	$797,410,665	$65,673,625	$140,387,674	$81,075,786	$7,614,666

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	850,000	2,900,000	1,900,000	450,000	600,000	13,900,000	1,300,000	1,300,000	2,200,000	150,000
Shares issued to shareholders from reinvestment of distributions	—	50	273	673	—	—	—	—	—	—	—
Shares redeemed	(450,000)	(900,000)	(500,000)	(400,000)	(200,000)	—	(800,000)	(100,000)	—	—	—

Net increase (decrease)	(400,000)	(49,950)	2,400,273	1,500,673	250,000	600,000	13,100,000	1,200,000	1,300,000	2,200,000	150,000

(1) Including undistributed (distribution in excess of) net investment income	$458,748	$580,981	$(211,187)	$(91,206)	$234,177	$102,532	$1,975,388	$54,006	$(898,183)	$(580,669)	$3,034

*	Commencement of operations

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Consumer Discretionary Sector ETF		SPDR S&P International Consumer Staples Sector ETF		SPDR S&P International Energy Sector ETF		SPDR S&P International Financial Sector ETF		SPDR S&P International Health Care Sector ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/10	9/30/09	9/30/10	9/30/09	9/30/10	9/30/09	9/30/10	9/30/09	9/30/10	9/30/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$128,584	$85,207	$199,898	$113,476	$257,928	$153,853	$254,065	$91,083	$139,776	$114,303
Net realized gain (loss) on investments and foreign currency transactions	(75,551)	(25,533)	4,200	(112,708)	(344,948)	(126,522)	699,825	(630,368)	(181,590)	(3,788)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	1,617,391	380,646	1,223,034	213,926	(206,617)	215,153	(1,220,845)	618,250	550,643	26,126

Net increase (decrease) in net assets resulting from operations	1,670,424	440,320	1,427,132	214,694	(293,637)	242,484	(266,955)	78,965	508,829	136,641

Net equalization credits and charges	6,904	—	11,009	—	17,769	7,542	17,776	2,586	(1,295)	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(112,931)	(90,667)	(206,190)	(112,594)	(265,577)	(151,090)	(274,396)	(90,651)	(132,165)	(111,716)
Return of capital	—	—	—	—	—	(2,964)	—	—	—	—

Total distributions to shareholders	(112,931)	(90,667)	(206,190)	(112,594)	(265,577)	(154,054)	(274,396)	(90,651)	(132,165)	(111,716)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	12,451,406	—	8,416,576	—	7,541,236	1,266,652	10,792,976	1,064,853	5,673,901	—
Cost of shares redeemed	—	—	—	—	(1,091,375)	—	(6,778,742)	—	(1,441,597)	—
Net income equalization (Note 2)	(6,904)	—	(11,009)	—	(17,769)	(7,542)	(17,776)	(2,586)	1,295	—

Net increase (decrease) in net assets from beneficial interest transactions	12,444,502	—	8,405,567	—	6,432,092	1,259,110	3,996,458	1,062,267	4,233,599	—

Net increase (decrease) in net assets during the year	14,008,899	349,653	9,637,518	102,100	5,890,647	1,355,082	3,472,883	1,053,167	4,608,968	24,925
Net assets at beginning of year	4,824,258	4,474,605	5,262,313	5,160,213	6,368,785	5,013,703	5,348,462	4,295,295	5,700,669	5,675,744

NET ASSETS END OF YEAR (1)	$18,833,157	$4,824,258	$14,899,831	$5,262,313	$12,259,432	$6,368,785	$8,821,345	$5,348,462	$10,309,637	$5,700,669

SHARES OF BENEFICIAL INTEREST:
Shares sold	500,000	—	300,000	—	300,000	50,000	550,000	50,000	200,000	—
Shares issued to shareholders from reinvestment of distributions	—	—	—	—	—	—	—	—	—	—
Shares redeemed	—	—	—	—	(50,000)	—	(350,000)	—	(50,000)	—

Net increase (decrease)	500,000	—	300,000	—	250,000	50,000	200,000	50,000	150,000	—

(1) Including undistributed (distribution in excess of) net investment income	$29,477	$13,245	$(375)	$8,845	$287	$(138)	$14,674	$7,449	$21,389	$13,624

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Industrial Sector ETF		SPDR S&P International Materials Sector ETF		SPDR S&P International Technology Sector ETF		SPDR S&P International Telecommunications Sector ETF		SPDR S&P International Utilities Sector ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	9/30/10	9/30/09	9/30/10	9/30/09	9/30/10	9/30/09	9/30/10	9/30/09	9/30/10	9/30/09

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$154,336	$94,003	$204,428	$84,022	$217,285	$58,711	$621,156	$217,113	$308,311	$172,223
Net realized gain (loss) on investments and foreign currency transactions	(47,533)	(47,131)	261,116	(36,639)	376,112	(23,102)	(75,249)	(97,089)	83,169	(163,791)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	1,111,430	298,320	1,190,264	1,299,159	(292,497)	1,112,595	135,515	713,033	(733,695)	(272,233)

Net increase (decrease) in net assets resulting from operations	1,218,233	345,192	1,655,808	1,346,542	300,900	1,148,204	681,422	833,057	(342,215)	(263,801)

Net equalization credits and charges	21,033	—	(13,822)	47,598	9,332	3,477	11,285	5,021	13,758	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(145,223)	(105,673)	(179,753)	(134,554)	(202,796)	(54,548)	(624,359)	(212,353)	(284,890)	(163,595)
Net realized gains	—	—	—	—	(6,227)	—	—	—	—	(5,037)

Total distributions to shareholders	(145,223)	(105,673)	(179,753)	(134,554)	(209,023)	(54,548)	(624,359)	(212,353)	(284,890)	(168,632)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	13,390,135	—	15,063,093	7,397,033	11,117,854	5,514,039	9,607,909	4,269,323	8,360,834	—
Cost of shares redeemed	(1,160,514)	—	(3,372,651)	(3,696,572)	(1,227,857)	—	(3,301,651)	—	(4,069,217)	—
Net income equalization (Note 2)	(21,033)	—	13,822	(47,598)	(9,332)	(3,477)	(11,285)	(5,021)	(13,758)	—

Net increase (decrease) in net assets from beneficial interest transactions	12,208,588	—	11,704,264	3,652,863	9,880,665	5,510,562	6,294,973	4,264,302	4,277,859	—

Net increase (decrease) in net assets during the year	13,302,631	239,519	13,166,497	4,912,449	9,981,874	6,607,695	6,363,321	4,890,027	3,664,512	(432,433)
Net assets at beginning of year	4,652,687	4,413,168	9,220,959	4,308,510	11,061,648	4,453,953	9,431,765	4,541,738	4,556,805	4,989,238

NET ASSETS END OF YEAR (1)	$17,955,318	$4,652,687	$22,387,456	$9,220,959	$21,043,522	$11,061,648	$15,795,086	$9,431,765	$8,221,317	$4,556,805

SHARES OF BENEFICIAL INTEREST:
Shares sold	550,000	—	600,000	400,000	450,000	250,000	400,000	200,000	400,000	—
Shares issued to shareholders from reinvestment of distributions	—	—	—	—	—	—	—	—	—	—
Shares redeemed	(50,000)	—	(150,000)	(200,000)	(50,000)	—	(150,000)	—	(200,000)	—

Net increase (decrease)	500,000	—	450,000	200,000	400,000	250,000	250,000	200,000	200,000	—

(1) Including undistributed (distribution in excess of) net investment income	$18,256	$—	$36,771	$—	$30,691	$18,900	$5,706	$12,787	$20,227	$—

See accompanying notes to financial statements.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR STOXX Europe 50 ETF					SPDR EURO STOXX 50 ETF					SPDR S&P Emerging Asia Pacific ETF
														For the Period
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/20/07*-
	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$35.31	$36.33	$53.69	$44.48	$39.31	$41.34	$41.88	$62.12	$49.23	$41.31	$69.33	$54.59	$87.74	$60.50

Income (loss) from investment operations:
Net investment income (loss)	1.02 (1)	1.11 (1)	1.88	1.50	1.30 (1)	1.13 (1)	1.21 (1)	2.17	1.40	1.32 (1)	1.28 (1)	1.21 (1)	0.90	0.64
Net realized and unrealized gain (loss) (2)	(1.95)	(1.05)	(17.09)	9.22	5.05	(4.47)	(0.65)	(19.32)	12.80	7.92	13.06	13.92	(35.04)	25.50

Total from investment operations	(0.93)	0.06	(15.21)	10.72	6.35	(3.34)	0.56	(17.15)	14.20	9.24	14.34	15.13	(34.14)	26.14

Net equalization credits and charges (1)	0.06	(0.01)	(0.12)	(0.03)	0.38	0.10	0.15	(0.24)	0.35	(0.08)	—	0.43	2.13	1.10

Distributions to shareholders from:
Net investment income	(1.05)	(1.07)	(1.69)	(1.47)	(1.41)	(1.20)	(1.25)	(1.95)	(1.66)	(1.24)	(0.81)	(0.82)	(1.03)	—
Net realized gains	—	—	(0.34)	(0.01)	(0.15)	—	—	(0.90)	—	—	—	—	(0.11)	—

Total distributions	(1.05)	(1.07)	(2.03)	(1.48)	(1.56)	(1.20)	(1.25)	(2.85)	(1.66)	(1.24)	(0.81)	(0.82)	(1.14)	—

Net asset value, end of period	$33.39	$35.31	$36.33	$53.69	$44.48	$36.90	$41.34	$41.88	$62.12	$49.23	$82.86	$69.33	$54.59	$87.74

Total return (3)	(2.52)%	0.69%	(29.27)%	24.22%	17.40%	(7.48)%	2.35%	(29.00)%	29.76%	22.48%	20.85%	29.15%	(36.95)%	45.03%
Net assets, end of period (in 000’s)	$38,407	$56,514	$76,311	$185,256	$71,175	$162,400	$181,922	$224,080	$484,541	$233,865	$712,608	$436,766	$163,780	$61,420
Ratio of expenses to average net assets	0.31%	0.29%	0.29%	0.30%	0.33%	0.31%	0.29%	0.29%	0.30%	0.33%	0.60%	0.59%	0.59%	0.63	%(4)
Ratio of net investment income (loss) to average net assets	3.05%	3.93%	3.35%	3.16%	3.13%	3.03%	3.67%	3.53%	2.86%	2.92%	1.74%	2.25%	2.28%	3.33	%(4)
Portfolio turnover rate (5)	9%	11%	14%	9%	14%	8%	12%	14%	11%	6%	10%	4%	7%	1%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Russia ETF		SPDR S&P China ETF						SPDR S&P Emerging Markets ETF					SPDR S&P BRIC 40 ETF
	For the Period						For the Period					For the Period					For the Period
	3/10/10*-		Year Ended	Year Ended		Year Ended	3/20/07*-		Year Ended	Year Ended	Year Ended	3/20/07*-		Year Ended	Year Ended	Year Ended	6/19/07*-
	9/30/10		9/30/10	9/30/09		9/30/08	9/30/07		9/30/10	9/30/09	9/30/08	9/30/07		9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$30.00		$66.50	$51.29		$94.34	$52.23		$59.00	$51.86	$75.21	$55.63		$23.03	$20.29	$30.18	$24.07

Income (loss) from investment operations:
Net investment income (loss)	0.20	(1)	1.03 (1)	1.21	(1)	0.75	0.50		1.09 (1)	0.97 (1)	1.32	0.42		0.43 (1)	0.42 (1)	0.39	0.07
Net realized and unrealized gain (loss) (2)	(0.01)		9.44	14.81		(43.64)	40.90		10.73	7.00	(23.44)	18.49		2.75	2.97	(10.19)	5.90

Total from investment operations	0.19		10.47	16.02		(42.89)	41.40		11.82	7.97	(22.12)	18.91		3.18	3.39	(9.80)	5.97

Net equalization credits and charges (1)	—		—	0.53		0.47	0.71		—	0.60	0.16	0.67		—	0.01	0.04	0.14

Distributions to shareholders from:
Net investment income	(0.18)		(0.83)	(1.34)		(0.63)	—		(0.93)	(1.43)	(0.65)	—		(0.37)	(0.66)	(0.13)	—
Net realized gains	—		—	—		—	—		—	—	(0.74)	—		—	—	—	—

Total distributions	(0.18)		(0.83)	(1.34)		(0.63)	—		(0.93)	(1.43)	(1.39)	—		(0.37)	(0.66)	(0.13)	—

Net asset value, end of period	$30.01		$76.14	$66.50		$51.29	$94.34		$69.89	$59.00	$51.86	$75.21		$25.84	$23.03	$20.29	$30.18

Total return (3)	0.72%		15.87%	33.06%		(45.26)%	80.64%		20.25%	18.05%	(29.77)%	35.20%		13.98%	18.16%	(32.50)%	25.38%
Net assets, end of period (in 000’s)	$6,003		$677,680	$445,539		$123,108	$122,639		$216,661	$94,395	$36,299	$45,125		$459,991	$340,812	$188,734	$156,921
Ratio of expenses to average net assets	0.59	%(4)	0.61%	0.59%		0.59%	0.59	%(4)	0.60%	0.59%	0.59%	0.60	%(4)	0.52%	0.48%	0.40%	0.40	%(4)
Ratio of expenses to average net assets before waivers	0.59	%(4)	0.61%	0.59%		0.59%	0.59	%(4)	0.60%	0.59%	0.59%	0.60	%(4)	0.52%	0.50%	0.50%	0.50	%(4)
Ratio of net investment income (loss) to average net assets	1.25	%(4)	1.46%	2.22%		1.33%	2.56	%(4)	1.73%	2.18%	1.97%	2.42	%(4)	1.78%	2.36%	1.43%	2.31	%(4)
Portfolio turnover rate (6)	1%		25%	0	%(5)	4%	0	%(5)	15%	1%	11%	0	%(5)	10%	16%	16%	0	%(5)

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Amount shown represents less than 0.5%.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Europe ETF					SPDR S&P Emerging Latin America ETF					SPDR S&P Emerging Middle East & Africa ETF
				For the Period					For the Period					For the Period
	Year Ended	Year Ended	Year Ended	3/20/07*-		Year Ended	Year Ended	Year Ended	3/20/07*-		Year Ended	Year Ended	Year Ended	3/20/07*-
	9/30/10	9/30/09	9/30/08	9/30/07		9/30/10	9/30/09	9/30/08	9/30/07		9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$39.42	$42.73	$64.57	$54.38		$69.92	$61.83	$78.49	$57.51		$58.74	$54.48	$68.63	$59.25

Income (loss) from investment operations:
Net investment income (loss)	0.46 (1)	0.50 (1)	0.46	0.22		1.57 (1)	1.13 (1)	1.32	0.50		1.33 (1)	1.36 (1)	1.79 (2)	0.67
Net realized and unrealized gain (loss) (3)	6.06	(2.77)	(22.41)	9.18		14.73	8.12	(17.23)	20.32		12.51	5.97	(15.86)	8.49

Total from investment operations	6.52	(2.27)	(21.95)	9.40		16.30	9.25	(15.91)	20.82		13.84	7.33	(14.07)	9.16

Net equalization credits and charges (1)	—	(0.29)	0.51	0.79		—	0.37	0.25	0.16		—	(0.51)	1.04	0.22

Distributions to shareholders from:
Net investment income	(0.39)	(0.75)	(0.37)	—		(1.74)	(1.53)	(0.95)	—		(1.25)	(2.56)	(1.02)	—
Net realized gains	—	—	(0.03)	—		—	—	(0.05)	—		—	—	(0.10)	—

Total distributions	(0.39)	(0.75)	(0.40)	—		(1.74)	(1.53)	(1.00)	—		(1.25)	(2.56)	(1.12)	—

Net asset value, end of period	$45.55	$39.42	$42.73	$64.57		$84.48	$69.92	$61.83	$78.49		$71.33	$58.74	$54.48	$68.63

Total return (4)	16.74%	(5.18)%	(33.45)%	18.73%		23.73%	16.99%	(20.21)%	36.49%		23.91%	14.04%	(19.37)%	15.84%
Net assets, end of period (in 000’s)	$232,325	$137,975	$81,189	$38,741		$211,194	$132,844	$74,202	$39,244		$142,664	$129,232	$152,538	$27,452
Ratio of expenses to average net assets	0.61%	0.59%	0.60%	0.60	%(5)	0.61%	0.60%	0.60%	0.60	%(5)	0.60%	0.59%	0.59%	0.59	%(5)
Ratio of net investment income (loss) to average net assets	1.07%	1.66%	0.96%	1.53	%(5)	2.05%	2.27%	1.94%	1.98	%(5)	2.12%	2.98%	3.88%	2.65	%(5)
Portfolio turnover rate (6)	21%	45%	19%	3%		23%	17%	7%	2%		27%	12%	7%	1%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.38 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P World ex-US ETF					SPDR S&P International Small Cap ETF					SPDR Dow Jones International Real Estate ETF
				For the Period					For the Period					For the Period
	Year Ended	Year Ended	Year Ended	4/20/07*-		Year Ended	Year Ended	Year Ended	4/20/07*-		Year Ended	Year Ended	Year Ended	12/15/06*-
	9/30/10	9/30/09	9/30/08	9/30/07		9/30/10	9/30/09	9/30/08	9/30/07		9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$23.58	$23.31	$34.05	$32.57		$25.45	$23.71	$36.71	$35.59		$35.53	$37.86	$63.83	$60.28

Income (loss) from investment operations:
Net investment income (loss)	0.56 (1)	0.57 (1)	0.61	0.41		0.46 (1)	0.44 (1)	0.51	0.17		1.34 (1)	1.34 (1)	1.80	1.20
Net realized and unrealized gain (loss) (2)	0.56	(0.22)	(11.31)	1.07		2.42	1.74	(13.04)	0.70		2.84	(2.38)	(26.03)	3.33

Total from investment operations	1.12	0.35	(10.70)	1.48		2.88	2.18	(12.53)	0.87		4.18	(1.04)	(24.23)	4.53

Net equalization credits and charges (1)	—	0.56	0.62	—		—	0.12	0.35	0.25		(0.01)	0.05	0.06	0.36

Distributions to shareholders from:
Net investment income	(0.51)	(0.64)	(0.57)	—		(0.41)	(0.56)	(0.30)	—		(1.31)	(1.34)	(1.80)	(1.34)
Net realized gains	—	—	(0.09)	—		—	—	(0.52)	—		—	—	—	—

Total distributions	(0.51)	(0.64)	(0.66)	—		(0.41)	(0.56)	(0.82)	—		(1.31)	(1.34)	(1.80)	(1.34)

Net asset value, end of period	$24.19	$23.58	$23.31	$34.05		$27.92	$25.45	$23.71	$36.71		$38.39	$35.53	$37.86	$63.83

Total return (3)	4.99%	4.68%	(30.13)%	4.56%		11.54%	10.45%	(33.83)%	3.14%		12.15%	(1.52)%	(38.38)%	8.09%
Net assets, end of period (in 000’s)	$106,453	$84,886	$27,973	$13,621		$622,564	$509,033	$331,890	$110,116		$1,314,261	$939,265	$811,118	$1,111,226
Ratio of expenses to average net assets	0.35%	0.34%	0.35%	0.35	%(4)	0.60%	0.59%	0.59%	0.59	%(4)	0.60%	0.59%	0.59%	0.60	%(4)
Ratio of net investment income (loss) to average net assets	2.44%	3.02%	3.36%	2.89	%(4)	1.81%	2.27%	2.38%	1.89	%(4)	3.86%	4.85%	3.43%	3.01	%(4)
Portfolio turnover rate (6)	7%	12%	4%	0	%(5)	17%	21%	46%	2%		7%	23%	8%	16%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Amount shown represents less than 0.5%.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR FTSE/Macquarie Global Infrastructure 100 ETF					SPDR MSCI ACWI ex-US ETF					SPDR Russell/Nomura PRIME Japan ETF
				For the Period					For the Period					For the Period
	Year Ended	Year Ended	Year Ended	1/25/07*-		Year Ended	Year Ended	Year Ended	1/10/07*-		Year Ended	Year Ended	Year Ended	11/9/06*-
	9/30/10	9/30/09	9/30/08	9/30/07		9/30/10	9/30/09	9/30/08	9/30/07		9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$41.94	$47.03	$57.68	$50.41		$30.38	$29.39	$42.56	$35.60		$38.41	$39.64	$55.91	$52.65

Income (loss) from investment operations:
Net investment income (loss)	1.47 (1)	1.57 (1)	1.53 (2)	0.59		0.73 (1)	0.71 (1)	0.82	0.44		0.50 (1)	0.46 (1)	1.95	0.42
Net realized and unrealized gain (loss) (3)	(0.88)	(4.35)	(11.64)	6.11		1.35	1.14	(13.76)	6.12		(0.58)	(0.64)	(15.75)	2.84

Total from investment operations	0.59	(2.78)	(10.11)	6.70		2.08	1.85	(12.94)	6.56		(0.08)	(0.18)	(13.80)	3.26

Net equalization credits and charges (1)	—	0.07	0.60	0.57		—	0.08	0.60	0.40		—	0.29	(0.62)	—

Distributions to shareholders from:
Net investment income	(1.62)	(2.38)	(0.94)	—		(0.69)	(0.94)	(0.77)	—		(0.53)	(1.34)	(1.69)	(0.00	)(4)
Net realized gains	—	—	(0.20)	—		—	—	(0.06)	—		—	—	(0.16)	—

Total distributions	(1.62)	(2.38)	(1.14)	—		(0.69)	(0.94)	(0.83)	—		(0.53)	(1.34)	(1.85)	—

Net asset value, end of period	$40.91	$41.94	$47.03	$57.68		$31.77	$30.38	$29.39	$42.56		$37.80	$38.41	$39.64	$55.91

Total return (5)	1.63%	(5.40)%	(16.93)%	14.43%		7.13%	7.41%	(29.53)%	19.55%		(0.14)%	0.58%	(26.48)%	6.19%
Net assets, end of period (in 000’s)	$53,186	$67,099	$79,944	$46,142		$393,909	$309,901	$258,639	$127,691		$15,119	$15,363	$23,786	$268,392
Ratio of expenses to average net assets	0.61%	0.59%	0.59%	0.59	%(6)	0.35%	0.34%	0.34%	0.35	%(6)	0.51%	0.50%	0.50%	0.51	%(6)
Ratio of net investment income (loss) to average net assets	3.63%	4.16%	3.49%	2.50	%(6)	2.43%	2.98%	3.00%	2.78	%(6)	1.34%	1.32%	0.52%	0.97	%(6)
Portfolio turnover rate (8)	6%	10%	7%	6%		3%	15%	5%	1%		3%	6%	3%	0	%(7)

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.44 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Amount is less than $0.005 per share.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized.
(7)	Amount shown represents less than 0.5%.
(8)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell/Nomura Small Cap Japan ETF					SPDR S&P International Dividend ETF				SPDR S&P International Mid Cap ETF				SPDR S&P Emerging Markets Small Cap ETF
				For the Period				For the Period				For the Period					For the Period
	Year Ended	Year Ended	Year Ended	11/9/06*-		Year Ended	Year Ended	2/12/08*-		Year Ended	Year Ended	5/7/08*-		Year Ended		Year Ended	5/12/08*-
	9/30/10	9/30/09	9/30/08	9/30/07		9/30/10	9/30/09	9/30/08		9/30/10	9/30/09	9/30/08		9/30/10		9/30/09	9/30/08

Net asset value, beginning of period	$40.51	$35.84	$48.31	$48.70		$52.49	$48.17	$70.76		$27.14	$26.04	$35.46		$43.78		$32.69	$52.29

Income (loss) from investment operations:
Net investment income (loss)	0.53 (1)	0.60 (1)	0.71	0.53		2.32 (1)	2.09 (1)	3.56		0.55 (1)	0.57 (1)	0.32		1.06	(1)(2)	0.66 (1)	0.16
Net realized and unrealized gain (loss) (3)	(0.73)	5.29	(12.49)	(0.77)		1.26	3.70	(23.17)		2.31	0.72	(9.74)		10.65		10.18	(20.81)

Total from investment operations	(0.20)	5.89	(11.78)	(0.24)		3.58	5.79	(19.61)		2.86	1.29	(9.42)		11.71		10.84	(20.65)

Net equalization credits and charges (1)	—	(0.15)	(0.12)	(0.03)		0.06	0.40	1.30		—	0.34	—		—		0.56	1.05

Distributions to shareholders from:
Net investment income	(0.66)	(1.07)	(0.57)	(0.12)		(2.25)	(1.87)	(4.28)		(0.50)	(0.53)	—		(0.19)		(0.31)	—
Net realized gains	—	—	—	—		—	—	—		(0.74)	—	—		(0.68)		—	—

Total distributions	(0.66)	(1.07)	(0.57)	(0.12)		(2.25)	(1.87)	(4.28)		(1.24)	(0.53)	—		(0.87)		(0.31)	—

Net asset value, end of period	$39.65	$40.51	$35.84	$48.31		$53.88	$52.49	$48.17		$28.76	$27.14	$26.04		$54.62		$43.78	$32.69

Total return (4)	(0.41)%	16.35%	(24.85)%	(0.57)%		7.34%	13.86%	(26.93)%		11.11%	6.87%	(26.54)%		27.05%		35.45%	(37.48)%
Net assets, end of period (in 000’s)	$67,412	$85,081	$77,057	$137,695		$258,705	$126,037	$43,369		$30,196	$21,716	$5,208		$797,411		$65,674	$9,807
Ratio of expenses to average net assets	0.56%	0.55%	0.55%	0.56	%(5)	0.46%	0.46%	0.48	%(5)	0.46%	0.45%	0.45	%(5)	0.66%		0.66%	0.76	%(5)
Ratio of net investment income (loss) to average net assets	1.37%	1.74%	1.24%	1.26	%(5)	4.48%	5.26%	8.77	%(5)	2.07%	2.57%	2.22	%(5)	2.19	%(2)	1.93%	3.41	%(5)
Portfolio turnover rate (6)	24%	25%	22%	2%		131%	148%	71%		31%	45%	19%		85%		83%	2%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Net investment income per share and the ratio of net investment income to average net assets reflect a special one time dividend from a portfolio holding (Patni Computer Systems, Ltd.). The resulting increase to net investment income amounted to $0.07 per share and 0.15% of average net assets.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

					SPDR S&P
					Global Natural
	SPDR Dow Jones Global Real Estate ETF				Resources ETF		SPDR S&P International Consumer Discretionary Sector ETF				SPDR S&P International Consumer Staples Sector ETF				SPDR S&P International Energy Sector ETF
			For the Period		For the Period				For the Period				For the Period				For the Period
	Year Ended	Year Ended	5/7/08*-		9/13/10*-		Year Ended	Year Ended	7/16/08*-		Year Ended	Year Ended	7/16/08*-		Year Ended	Year Ended	7/16/08*-
	9/30/10	9/30/09	9/30/08		9/30/10		9/30/10	9/30/09	9/30/08		9/30/10	9/30/09	9/30/08		9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$31.18	$39.33	$49.87		$50.00		$24.12	$22.37	$25.54		$26.31	$25.80	$27.47		$25.48	$25.07	$31.62

Income (loss) from investment operations:
Net investment income (loss)	1.11 (1)	1.19 (1)	0.56		0.03	(1)	0.41 (1)	0.43 (1)	0.12		0.69 (1)	0.57 (1)	0.13		0.65 (1)	0.76 (1)	0.16
Net realized and unrealized gain (loss) (2)	4.88	(8.23)	(10.80)		0.73		2.69	1.77	(3.26)		3.39	0.50	(1.69)		(1.01)	0.34	(6.57)

Total from investment operations	5.99	(7.04)	(10.24)		0.76		3.10	2.20	(3.14)		4.08	1.07	(1.56)		(0.36)	1.10	(6.41)

Net equalization credits and charges (1)	0.02	0.31	0.33		—		0.02	—	—		0.04	—	—		0.04	0.04	—

Distributions to shareholders from:
Net investment income	(1.19)	(1.42)	(0.63)		—		(0.34)	(0.45)	(0.03)		(0.63)	(0.56)	(0.11)		(0.64)	(0.72)	(0.14)
Return of capital	—	—	—		—		—	—	—		—	—	—		—	(0.01)	—

Total distributions	(1.19)	(1.42)	(0.63)		—		(0.34)	(0.45)	(0.03)		(0.63)	(0.56)	(0.11)		(0.64)	(0.73)	(0.14)

Net asset value, end of period	$36.00	$31.18	$39.33		$50.76		$26.90	$24.12	$22.37		$29.80	$26.31	$25.80		$24.52	$25.48	$25.07

Total return (3)	19.71%	(15.97)%	(19.89)%		1.52%		13.12%	10.38%	(12.29)%		15.87%	4.48%	(5.70)%		(1.18)%	5.09%	(20.28)%
Net assets, end of period (in 000’s)	$140,388	$81,076	$15,731		$7,615		$18,833	$4,824	$4,475		$14,900	$5,262	$5,160		$12,259	$6,369	$5,014
Ratio of expenses to average net assets	0.51%	0.50%	0.50	%(4)	0.38	%(4)	0.51%	0.50%	0.52	%(4)	0.51%	0.50%	0.50	%(4)	0.51%	0.50%	0.50	%(4)
Ratio of net investment income (loss) to average net assets	3.42%	4.84%	3.97	%(4)	1.10	%(4)	1.67%	2.22%	1.88	%(4)	2.50%	2.58%	2.17	%(4)	2.63%	3.64%	3.03	%(4)
Portfolio turnover rate (5)	7%	18%	4%		0	%(6)	11%	7%	1%		5%	8%	9%		11%	6%	1%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(6)	Amount is less than 0.5%.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Financial Sector ETF				SPDR S&P International Health Care Sector ETF					SPDR S&P International Industrial Sector ETF				SPDR S&P International Materials Sector ETF
			For the Period					For the Period				For the Period				For the Period
	Year Ended	Year Ended	7/16/08*-		Year Ended	Year Ended		7/16/08*-		Year Ended	Year Ended	7/16/08*-		Year Ended	Year Ended	7/16/08*-
	9/30/10	9/30/09	9/30/08		9/30/10	9/30/09		9/30/08		9/30/10	9/30/09	9/30/08		9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$21.39	$21.48	$24.52		$28.50	$28.38		$31.23		$23.26	$22.07	$27.47		$23.05	$21.54	$31.52

Income (loss) from investment operations:
Net investment income (loss)	0.55 (1)	0.46 (1)	0.10		0.64 (1)	0.57	(1)	0.11		0.41 (1)	0.47 (1)	0.09		0.32 (1)	0.27 (1)	0.11
Net realized and unrealized gain (loss) (2)	(1.83)	(0.11)	(3.05)		0.96	0.11		(2.91)		2.27	1.25	(5.44)		3.25	1.41	(10.02)

Total from investment operations	(1.28)	0.35	(2.95)		1.60	0.68		(2.80)		2.68	1.72	(5.35)		3.57	1.68	(9.91)

Net equalization credits and charges (1)	0.04	0.01	—		(0.01)	—		—		0.06	—	—		(0.02)	0.15	—

Distributions to shareholders from:
Net investment income	(0.55)	(0.45)	(0.09)		(0.63)	(0.56)		(0.05)		(0.35)	(0.53)	(0.05)		(0.26)	(0.32)	(0.07)

Total distributions	(0.55)	(0.45)	(0.09)		(0.63)	(0.56)		(0.05)		(0.35)	(0.53)	(0.05)		(0.26)	(0.32)	(0.07)

Net asset value, end of period	$19.60	$21.39	$21.48		$29.46	$28.50		$28.38		$25.65	$23.26	$22.07		$26.34	$23.05	$21.54

Total return (3)	(5.60)%	2.35%	(12.03)%		5.71%	2.78%		(8.97)%		11.94%	8.35%	(19.49)%		15.53%	8.87%	(31.44)%
Net assets, end of period (in 000’s)	$8,821	$5,348	$4,295		$10,310	$5,701		$5,676		$17,955	$4,653	$4,413		$22,387	$9,221	$4,309
Ratio of expenses to average net assets	0.51%	0.50%	0.50	%(4)	0.51%	0.50%		0.50	%(4)	0.52%	0.50%	0.50	%(4)	0.52%	0.50%	0.50	%(4)
Ratio of net investment income (loss) to average net assets	2.85%	2.88%	2.03	%(4)	2.25%	2.35%		1.67	%(4)	1.74%	2.59%	1.55	%(4)	1.31%	1.47%	1.99	%(4)
Portfolio turnover rate (6)	6%	25%	0	%(5)	29%	0	%(5)	18%		20%	3%	0	%(5)	9%	7%	4%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Amount shown represents less than 0.5%.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Technology Sector ETF				SPDR S&P International Telecommunications Sector ETF				SPDR S&P International Utilities Sector ETF
			For the Period				For the Period				For the Period
	Year Ended	Year Ended	7/16/08*-		Year Ended	Year Ended	7/16/08*-		Year Ended	Year Ended	7/16/08*-
	9/30/10	9/30/09	9/30/08		9/30/10	9/30/09	9/30/08		9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$24.58	$22.27	$27.77		$23.58	$22.71	$27.02		$22.78	$24.95	$29.47

Income (loss) from investment operations:
Net investment income (loss)	0.29 (1)	0.24 (1)	0.06		1.05 (1)	0.97 (1)	0.16		0.82 (1)	0.86 (1)	0.37	(2)
Net realized and unrealized gain (loss) (3)	0.14	2.32	(5.56)		0.69	0.86	(4.33)		(2.43)	(2.19)	(4.45)

Total from investment operations	0.43	2.56	(5.50)		1.74	1.83	(4.17)		(1.61)	(1.33)	(4.08)

Net equalization credits and charges (1)	0.01	0.01	—		0.02	0.02	—		0.04	—	—

Distributions to shareholders from:
Net investment income	(0.25)	(0.26)	—		(1.04)	(0.98)	(0.14)		(0.66)	(0.81)	(0.44)
Net realized gains	(0.01)	—	—		—	—	—		—	(0.03)	—

Total distributions	(0.26)	(0.26)	—		(1.04)	(0.98)	(0.14)		(0.66)	(0.84)	(0.44)

Net asset value, end of period	$24.76	$24.58	$22.27		$24.30	$23.58	$22.71		$20.55	$22.78	$24.95

Total return (4)	1.86%	11.81%	(19.81)%		8.09%	8.68%	(15.45)%		(6.71)%	(4.96)%	(13.87)%
Net assets, end of period (in 000’s)	$21,044	$11,062	$4,454		$15,795	$9,432	$4,542		$8,221	$4,557	$4,989
Ratio of expenses to average net assets	0.52%	0.51%	0.50	%(5)	0.52%	0.50%	0.50	%(5)	0.52%	0.50%	0.50	%(5)
Ratio of net investment income (loss) to average net assets	1.20%	1.23%	1.04	%(5)	4.62%	4.76%	3.11	%(5)	3.94%	4.23%	6.47	%(5)
Portfolio turnover rate (6)	10%	5%	0	%(7)	6%	5%	0	%(7)	5%	7%	1%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(2)	Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.31 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

This page intentionally left blank. The content of this page is part of a ‘Double Page Spread’ table and appears on the previous page.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2010

1.	Organization

SPDR Index Shares Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002.

As of September 30, 2010, the Trust offered 32 portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Fund” and collectively the “Funds”). The financial statements herein relate to the following Funds: SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P Global Natural Resources ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Each Fund’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the Fund’s benchmark index. The values of equity securities could decline generally or could underperform other investments. Generally, a Fund will not sell an equity security because the security’s issuer is in financial trouble, unless that security is removed from the Fund’s benchmark index.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation

The value of each Fund’s portfolio securities, including exchange-traded futures contracts, is based on the securities’ last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2010

(the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances including, but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Funds’ net asset value and the prices used by the Funds’ benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risks associated with investing in those investments. The type of inputs used to value each security is identified in the breakdown of the Funds’ investments by industry, which appears in the Portfolio Summary.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2010

The following table summarizes the inputs used in valuing the Funds’ investments as of September 30, 2010:

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR STOXX Europe 50 ETF	$38,029,885	$—		$—		$38,029,885
SPDR EURO STOXX 50 ETF	163,521,151	—		—		163,521,151
SPDR S&P Emerging Asia Pacific ETF	751,564,429	—		—		751,564,429
SPDR S&P Russia ETF	5,923,613	—		—		5,923,613
SPDR S&P China ETF	756,852,982	—		—	*	756,852,982
SPDR S&P Emerging Markets ETF	228,751,507	32,423		—		228,783,930
SPDR S&P BRIC 40 ETF	524,341,938	—		—		524,341,938
SPDR S&P Emerging Europe ETF	237,700,845	—		—		237,700,845
SPDR S&P Emerging Latin America ETF	248,370,473	—		—		248,370,473
SPDR S&P Emerging Middle East & Africa ETF	145,597,809	—		—		145,597,809
SPDR S&P World ex-US ETF	116,869,092	—	*	—		116,869,092
SPDR S&P International Small Cap ETF	668,293,890	76,050	*	—	*	668,369,940
SPDR Dow Jones International Real Estate ETF	1,422,229,447	—	*	—		1,422,229,447
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	61,274,696	—		—		61,274,696
SPDR MSCI ACWI ex-US ETF	436,498,930	—		—		436,498,930
SPDR Russell/Nomura PRIME Japan ETF	19,370,012	—		—		19,370,012
SPDR Russell/Nomura Small Cap Japan ETF	84,888,387	—	*	—	*	84,888,387
SPDR S&P International Dividend ETF	280,854,243	—		—		280,854,243
SPDR S&P International Mid Cap ETF	33,694,417	—		—		33,694,417
SPDR S&P Emerging Markets Small Cap ETF	798,585,564	1,290,524		—		799,876,088
SPDR Dow Jones Global Real Estate ETF	168,982,164	—	*	—		168,982,164
SPDR S&P Global Natural Resources ETF	7,611,367	—		—		7,611,367
SPDR S&P International Consumer Discretionary Sector ETF	18,766,538	—		—		18,766,538
SPDR S&P International Consumer Staples Sector ETF	14,846,781	—		—		14,846,781
SPDR S&P International Energy Sector ETF	12,224,856	—		—		12,224,856
SPDR S&P International Financial Sector ETF	8,792,890	—		—		8,792,890
SPDR S&P International Health Care Sector ETF	10,198,675	—		—		10,198,675
SPDR S&P International Industrial Sector ETF	17,797,144	—		—		17,797,144
SPDR S&P International Materials Sector ETF	22,297,048	—		—		22,297,048
SPDR S&P International Technology Sector ETF	21,134,046	—		—		21,134,046
SPDR S&P International Telecommunications Sector ETF	15,810,799	—		—		15,810,799
SPDR S&P International Utilities Sector ETF	8,233,092	—		—		8,233,092

*	Fund held Level 2 and Level 3 securities that were valued at $0 at September 30, 2010.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2010

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
SPDR Index Shares Funds —	Quoted	Observable	Unobservable
Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR S&P Emerging Markets ETF	$—	$58,454	$—	$58,454
SPDR S&P Emerging Markets Small Cap ETF	—	86,785	—	86,785

*	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures which are valued at the unrealized appreciation/depreciation on the instrument.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at September 30, 2010:

							Net Change in
							Unrealized
			Realized				Appreciation/
			Gain (Loss)				(Depreciation)
		Accrued	and Change in				from
		Discounts	Unrealized	Net			Investments
	Balance at	(Amortized	Appreciation/	Purchases/	Net Transfers	Balance at	Still Held at
SPDR Index Shares Funds — Level 3 Securities	9/30/09	Premiums)	(Depreciation)	(Sales)	in or out	9/30/10	9/30/10

SPDR S&P China ETF*	$—	$—	$(113,522)	$(401,854)	$515,376	$—	$(1,675)
Food Products	—	—	(113,522)	(401,854)	515,376	—	(1,675)
SPDR S&P International Small Cap ETF*	—	—	102,393	(4,801)	97,592	—	(97,592)
Real Estate Investment Trust	—	—	4,801	(4,801)	—	—	—
Textiles, Apparel & Luxury Goods	—	—	97,592	—	97,592	—	(97,592)
SPDR Russell/Nomura Small Cap Japan ETF*	—	—	(26,434)	(1,156)	27,589	—	(35,271)
Real Estate Management & Development	—	—	(26,434)	(1,156)	27,589	—	(35,271)
SPDR S&P International Consumer Discretionary	—	—	(562)	11,089	(10,527)	—	—
Textiles, Apparel & Luxury Goods	—	—	(562)	11,089	(10,527)	—	—

*	Funds held Level 3 securities that were valued at $0 at September 30, 2010.

Investment Income

Dividend income is recorded on the ex-dividend date, except for certain foreign dividends for which the Funds may not record until they receive notice of the dividend which could result in the Funds recording on pay date. Interest income is recorded on the accrual basis. The value of certain additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2010

Equalization

Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes.

Effective February 23, 2010, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF and SPDR S&P Emerging Markets Small Cap ETF no longer utilized equalization.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Futures

SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Emerging Markets ETF and SPDR S&P Emerging Markets Small Cap ETF use futures contracts to meet each Fund’s objectives. Each Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on analysis of various risk factors, and if the strategies for investment do not work as intended, each Fund may not achieve its objectives.

Equity risk relates to change in value of equity securities such as common stocks due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment. Equity securities generally have greater price volatility than fixed income securities.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2010

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled periodically with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, the Adviser (as defined in Note 3) may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statements of Assets and Liabilities.

A summary of the open future contracts as of September 30, 2010 is included in a table following the Fund’s Schedule of Investments.

The following tables summarize the value of the Fund’s derivative instruments as of September 30, 2010 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

		Asset Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF(a)	Futures Contract	$—	$—	$—	$59,489	$—	$—	$59,489
SPDR S&P Emerging Markets Small Cap ETF(a)	Futures Contract	—	—	—	88,015	—	—	88,015

(a)	Receivable from broker-variation margin on open end Futures Contracts

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2010

		Realized Gain (Loss)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Asia Pacific ETF(a)	Futures Contract	$—	$—	$—	$(357,284)	$—	$—	$(357,284)
SPDR S&P Emerging Markets ETF(a)	Futures Contract	—	—	—	928,721	—	—	928,721
SPDR S&P Emerging Markets Small Cap ETF(a)	Futures Contract	—	—	—	3,028,160	—	—	3,028,160

(a)	Net realized gain (loss) on Futures

Change In Appreciation (Depreciation)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Asia Pacific ETF(a)	Futures Contract	$—	$—	$—	$—	$—	$—	$—
SPDR S&P Emerging Markets ETF(a)	Futures Contract	—	—	—	(87,206)	—	—	(87,206)
SPDR S&P Emerging Markets Small Cap ETF(a)	Futures Contract	—	—	—	26,020	—	—	26,020

(a)	Net change in unrealized appreciation (depreciation) on Futures

The volume of derivatives held at year end is indicative of the volume held throughout the year.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, losses deferred due to wash sales and the realization of unrealized gains on investments in passive foreign investment companies.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of September 30, 2010 and have determined that no provision for income tax is required in the Funds’ Financial Statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Funds’ major tax jurisdiction, which includes the United States of America and the Commonwealth of Massachusetts.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2010

For the year ended September 30, 2010, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified
to Paid in Capital

SPDR STOXX Europe 50 ETF	$(3,186,655)
SPDR EURO STOXX 50 ETF	5,475,828
SPDR S&P Emerging Asia Pacific ETF	26,507,683
SPDR S&P Russia ETF	—
SPDR S&P China ETF	10,431,966
SPDR S&P Emerging Markets ETF	7,744,926
SPDR S&P BRIC 40 ETF	7,308,574
SPDR S&P Emerging Europe ETF	7,975,909
SPDR S&P Emerging Latin America ETF	5,215,416
SPDR S&P Emerging Middle East & Africa ETF	3,889,560
SPDR S&P World ex-US ETF	—
SPDR S&P International Small Cap ETF	(2,287,014)
SPDR Dow Jones International Real Estate ETF	(6,731,525)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	(1,569,632)
SPDR MSCI ACWI ex-US ETF	4,941,235
SPDR Russell/Nomura PRIME Japan ETF	—
SPDR Russell/Nomura Small Cap Japan ETF	952,862
SPDR S&P International Dividend ETF	3,120,459
SPDR S&P International Mid Cap ETF	1,209,486
SPDR S&P Emerging Markets Small Cap ETF	3,643,496
SPDR Dow Jones Global Real Estate ETF	—
SPDR S&P Global Natural Resources ETF	—
SPDR S&P International Consumer Discretionary Sector ETF	—
SPDR S&P International Consumer Staples Sector ETF	—
SPDR S&P International Energy Sector ETF	(29,127)
SPDR S&P International Financial Sector ETF	716,354
SPDR S&P International Health Care Sector ETF	(99,442)
SPDR S&P International Industrial Sector ETF	22,912
SPDR S&P International Materials Sector ETF	517,427
SPDR S&P International Technology Sector ETF	244,580
SPDR S&P International Telecommunications Sector ETF	142,130
SPDR S&P International Utilities Sector ETF	244,527

At September 30, 2010, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring September 30:

	2011	2012	2013	2014	2015	2016	2017	2018

SPDR STOXX Europe 50 ETF	$—	$—	$—	$—	$—	$—	$5,783,115	$6,195,941
SPDR EURO STOXX 50 ETF	—	—	—	—	—	—	6,389,360	14,945,357
SPDR S&P Emerging Asia Pacific ETF	—	—	—	—	—	—	1,375,979	1,915,651
SPDR S&P Russia ETF	—	—	—	—	—	—	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2010

	2011	2012	2013	2014	2015	2016	2017	2018

SPDR S&P China ETF	$—	$—	$—	$—	$—	$—	$2,685,375	$3,455,043
SPDR S&P Emerging Markets ETF	—	—	—	—	—	—	—	—
SPDR S&P BRIC 40 ETF	—	—	—	—	—	—	399,946	37,661,979
SPDR S&P Emerging Europe ETF	—	—	—	—	—	—	5,912,354	8,992,073
SPDR S&P Emerging Latin America ETF	—	—	—	—	—	—	3,111,522	3,011,912
SPDR S&P Emerging Middle East & Africa ETF	—	—	—	—	—	—	1,967,866	10,818,457
SPDR S&P World ex-US ETF	—	—	—	—	—	—	75,751	2,819,383
SPDR S&P International Small Cap ETF	—	—	—	—	—	—	11,957,401	2,841,618
SPDR Dow Jones International Real Estate ETF	—	—	—	—	—	2,568,760	37,378,612	162,058,595
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	—	—	—	—	—	—	246,762	3,044,553
SPDR MSCI ACWI ex-US ETF	—	—	—	—	—	—	2,856,017	36,957,682
SPDR Russell/Nomura PRIME Japan ETF	—	—	—	—	—	—	367,543	574,285
SPDR Russell/Nomura Small Cap Japan ETF	—	—	—	—	—	—	1,997,862	3,384,329
SPDR S&P International Dividend ETF	—	—	—	—	—	—	5,689,152	14,493,148
SPDR S&P International Mid Cap ETF	—	—	—	—	—	—	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	—	—	—	—	—	—	—
SPDR Dow Jones Global Real Estate ETF	—	—	—	—	—	—	103,944	4,030,131
SPDR S&P Global Natural Resources ETF	—	—	—	—	—	—	—	—
SPDR S&P International Consumer Discretionary Sector ETF	—	—	—	—	—	—	—	19,705
SPDR S&P International Consumer Staples Sector ETF	—	—	—	—	—	—	7	96,735
SPDR S&P International Energy Sector ETF	—	—	—	—	—	—	4,624	119,106
SPDR S&P International Financial Sector ETF	—	—	—	—	—	—	39,777	563,119
SPDR S&P International Health Care Sector ETF	—	—	—	—	—	—	64,517	3,109
SPDR S&P International Industrial Sector ETF	—	—	—	—	—	—	4,087	41,800
SPDR S&P International Materials Sector ETF	—	—	—	—	—	—	65,728	154,398
SPDR S&P International Technology Sector ETF	—	—	—	—	—	—	—	—
SPDR S&P International Telecommunications Sector ETF	—	—	—	—	—	—	2,618	97,364
SPDR S&P International Utilities Sector ETF	—	—	—	—	—	—	16,137	130,798

During the tax year ended September 30, 2010, the Funds utilized/expired capital loss carryforwards in the following amounts:

	Amount Utilized	Amount Expired

SPDR S&P Emerging Markets ETF	$63,724	$—

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2009 through September 30, 2010 that are deferred for tax purposes until fiscal 2011:

Deferred Losses

SPDR STOXX Europe 50 ETF	$(2,040,429)
SPDR EURO STOXX 50 ETF	(8,848,501)
SPDR S&P Emerging Asia Pacific ETF	(5,075,196)
SPDR S&P China ETF	(20,756,155)
SPDR S&P BRIC 40 ETF	(9,994,393)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2010

Deferred Losses

SPDR S&P Emerging Europe ETF	$(8,891,374)
SPDR S&P Emerging Latin America ETF	(2,442,958)
SPDR S&P Emerging Middle East & Africa ETF	(1,720,227)
SPDR S&P World ex-US ETF	(172,404)
SPDR Dow Jones International Real Estate ETF	(64,649,745)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	(1,642,333)
SPDR MSCI ACWI ex-US ETF	(2,443,415)
SPDR Russell/Nomura PRIME Japan ETF	(52,740)
SPDR S&P International Dividend ETF	(3,015,444)
SPDR Dow Jones Global Real Estate ETF	(1,104,773)
SPDR S&P International Consumer Discretionary Sector ETF	(62,282)
SPDR S&P International Consumer Staples Sector ETF	(4,306)
SPDR S&P International Energy Sector ETF	(316,378)
SPDR S&P International Financial Sector ETF	(43,812)
SPDR S&P International Health Care Sector ETF	(84,638)
SPDR S&P International Industrial Sector ETF	(85,376)
SPDR S&P International Materials Sector ETF	(268,959)
SPDR S&P International Technology Sector ETF	(5,746)
SPDR S&P International Telecommunications Sector ETF	(213,502)
SPDR S&P International Utilities Sector ETF	(182,287)

For the year ended September 30, 2010, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

The tax character of distributions paid during the year ended September 30, 2010 was as follows:

		Long-Term	Return of
	Ordinary Income	Capital Gain	Capital

SPDR STOXX Europe 50 ETF	$1,567,926	$—	$—
SPDR EURO STOXX 50 ETF	5,287,503	—	—
SPDR S&P Emerging Asia Pacific ETF	6,011,211	—	—
SPDR S&P Russia ETF	28,424	—	—
SPDR S&P China ETF	6,488,711	—	—
SPDR S&P Emerging Markets ETF	1,886,519	—	—
SPDR S&P BRIC 40 ETF	6,217,019	—	—
SPDR S&P Emerging Europe ETF	1,812,115	—	—
SPDR S&P Emerging Latin America ETF	2,998,406	—	—
SPDR S&P Emerging Middle East & Africa ETF	2,572,981	—	—
SPDR S&P World ex-US ETF	2,124,908	—	—
SPDR S&P International Small Cap ETF	9,113,629	—	—
SPDR Dow Jones International Real Estate ETF	40,086,120	—	—
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	2,412,780	—	—
SPDR MSCI ACWI ex-US ETF	8,267,313	—	—
SPDR Russell/Nomura PRIME Japan ETF	212,633	—	—
SPDR Russell/Nomura Small Cap Japan ETF	1,212,446	—	—
SPDR S&P International Dividend ETF	8,988,445	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2010

		Long-Term	Return of
	Ordinary Income	Capital Gain	Capital

SPDR S&P International Mid Cap ETF	$960,852	$—	$—
SPDR S&P Emerging Markets Small Cap ETF	2,758,074	13,889	—
SPDR Dow Jones Global Real Estate ETF	4,128,948	—	—
SPDR S&P Global Natural Resources ETF	—	—	—
SPDR S&P International Consumer Discretionary Sector ETF	112,931	—	—
SPDR S&P International Consumer Staples Sector ETF	206,090	—	—
SPDR S&P International Energy Sector ETF	265,577	—	—
SPDR S&P International Financial Sector ETF	274,396	—	—
SPDR S&P International Health Care Sector ETF	132,165	—	—
SPDR S&P International Industrial Sector ETF	145,223	—	—
SPDR S&P International Materials Sector ETF	179,753	—	—
SPDR S&P International Technology Sector ETF	209,032	—	—
SPDR S&P International Telecommunications Sector ETF	624,359	—	—
SPDR S&P International Utilities Sector ETF	284,890	—	—

The tax character of distributions paid during the year ended September 30, 2009 was as follows:

		Long-Term	Return of
	Ordinary Income	Capital Gain	Capital

SPDR STOXX Europe 50 ETF	$1,942,749	$—	$—
SPDR EURO STOXX 50 ETF	5,937,910	—	—
SPDR S&P Emerging Asia Pacific ETF	3,142,983	—	—
SPDR S&P China ETF	5,529,254	—	—
SPDR S&P Emerging Markets ETF	1,452,964	—	—
SPDR S&P BRIC 40 ETF	6,664,146	—	—
SPDR S&P Emerging Europe ETF	1,309,844	—	—
SPDR S&P Emerging Latin America ETF	2,110,805	—	—
SPDR S&P Emerging Middle East & Africa ETF	5,932,397	—	—
SPDR S&P World ex-US ETF	1,928,626	—	—
SPDR S&P International Small Cap ETF	9,931,796	—	—
SPDR Dow Jones International Real Estate ETF	29,224,112	—	—
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	4,047,042	—	—
SPDR MSCI ACWI ex-US ETF	9,566,256	—	—
SPDR Russell/Nomura PRIME Japan ETF	536,558	—	—
SPDR Russell/Nomura Small Cap Japan ETF	1,990,267	—	—
SPDR S&P International Dividend ETF	2,825,162	—	—
SPDR S&P International Mid Cap ETF	229,354	—	—
SPDR S&P Emerging Markets Small Cap ETF	135,395	—	—
SPDR Dow Jones Global Real Estate ETF	2,175,297	—	—
SPDR S&P Global Natural Resources ETF	—	—	—
SPDR S&P International Consumer Discretionary Sector ETF	90,667	—	—
SPDR S&P International Consumer Staples Sector ETF	112,594	—	—
SPDR S&P International Energy Sector ETF	151,090	—	2,964
SPDR S&P International Financial Sector ETF	90,651	—	—
SPDR S&P International Health Care Sector ETF	111,716	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2010

		Long-Term	Return of
	Ordinary Income	Capital Gain	Capital

SPDR S&P International Industrial Sector ETF	$105,673	$—	$—
SPDR S&P International Materials Sector ETF	134,554	—	—
SPDR S&P International Technology Sector ETF	54,548	—	—
SPDR S&P International Telecommunications Sector ETF	212,353	—	—
SPDR S&P International Utilities Sector ETF	163,595	—	5,037

There were no significant differences between the book basis and the tax basis of components of net assets other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax deferral of losses on wash sales, the cumulative return of capital payment, PFICs (Passive Foreign Investment Companies), redemptions in-kind, dividend payables and the deferral of post-October losses.

As of September 30, 2010, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Net Undistributed
	Ordinary	Long-Term	Appreciation
	Income	Capital Gain	(Depreciation)

SPDR STOXX Europe 50 ETF	$442,742	$—	$(16,727,584)
SPDR EURO STOXX 50 ETF	—	—	(70,693,311)
SPDR S&P Emerging Asia Pacific ETF	6,837,442	—	111,734,701
SPDR S&P Russia ETF	4,799	—	47,618
SPDR S&P China ETF	2,914,534	—	108,828,986
SPDR S&P Emerging Markets ETF	2,668,572	647,047	22,608,939
SPDR S&P BRIC 40 ETF	1,488,668	—	26,127,812
SPDR S&P Emerging Europe ETF	406,300	—	(4,793,292)
SPDR S&P Emerging Latin America ETF	2,275,001	—	10,396,360
SPDR S&P Emerging Middle East & Africa ETF	2,034,520	—	5,590,325
SPDR S&P World ex-US ETF	802,614	—	9,429,452
SPDR S&P International Small Cap ETF	8,122,894	—	(37,377,802)
SPDR Dow Jones International Real Estate ETF	61,304,748	—	(207,596,803)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	443,149	—	(20,836,782)
SPDR MSCI ACWI ex-US ETF	2,647,775	—	(31,220,609)
SPDR Russell/Nomura PRIME Japan ETF	119,509	—	(4,887,613)
SPDR Russell/Nomura Small Cap Japan ETF	545,756	—	(17,766,881)
SPDR S&P International Dividend ETF	248,462	—	20,785,257
SPDR S&P International Mid Cap ETF	789,656	—	2,138,547
SPDR S&P Emerging Markets Small Cap ETF	24,756,976	4,935,450	52,261,664
SPDR Dow Jones Global Real Estate ETF	5,144,319	—	24,271,029
SPDR S&P Global Natural Resources ETF	3,696	—	71,184
SPDR S&P International Consumer Discretionary Sector ETF	29,790	—	1,325,949
SPDR S&P International Consumer Staples Sector ETF	—	—	1,090,325
SPDR S&P International Energy Sector ETF	—	—	(1,300,681)
SPDR S&P International Financial Sector ETF	24,659	—	(1,227,596)
SPDR S&P International Health Care Sector ETF	24,120	—	58,919
SPDR S&P International Industrial Sector ETF	32,962	—	308,788
SPDR S&P International Materials Sector ETF	36,771	—	491,796
SPDR S&P International Technology Sector ETF	116,675	—	(291,673)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2010

	Undistributed	Undistributed	Net Undistributed
	Ordinary	Long-Term	Appreciation
	Income	Capital Gain	(Depreciation)

SPDR S&P International Telecommunications Sector ETF	$5,706	$—	$(18,180)
SPDR S&P International Utilities Sector ETF	20,227	—	(1,894,681)

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders quarterly for SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P International Dividend ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF. The following Funds distribute net investment income semi-annually: SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF and SPDR S&P Global Natural Resources ETF. The Trust declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Effective October 30, 2009, the Trust’s Dividend Reinvestment Service is no longer available. Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional shares of the Fund(s) are purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

Subsequent Events

Management has determined there are no subsequent events or transactions that would have materially impacted the Funds’ financial statements as presented.

3.	Related Party Fees and Transactions

Advisory Fee

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid quarterly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate

SPDR STOXX Europe 50 ETF	0.29%
SPDR EURO STOXX 50 ETF	0.29
SPDR S&P Emerging Asia Pacific ETF	0.59
SPDR S&P Russia ETF	0.59
SPDR S&P China ETF	0.59
SPDR S&P Emerging Markets ETF	0.59
SPDR S&P BRIC 40 ETF	0.50
SPDR S&P Emerging Europe ETF	0.59

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2010

Annual Rate

SPDR S&P Emerging Latin America ETF	0.59%
SPDR S&P Emerging Middle East & Africa ETF	0.59
SPDR S&P World ex-US ETF	0.34
SPDR S&P International Small Cap ETF	0.59
SPDR Dow Jones International Real Estate ETF	0.59
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	0.59
SPDR MSCI ACWI ex-US ETF	0.34
SPDR Russell/Nomura PRIME Japan ETF	0.50
SPDR Russell/Nomura Small Cap Japan ETF	0.55
SPDR S&P International Dividend ETF	0.45
SPDR S&P International Mid Cap ETF	0.45
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR Dow Jones Global Real Estate ETF	0.50
SPDR S&P Global Natural Resources ETF	0.40
SPDR S&P International Consumer Discretionary Sector ETF	0.50
SPDR S&P International Consumer Staples Sector ETF	0.50
SPDR S&P International Energy Sector ETF	0.50
SPDR S&P International Financial Sector ETF	0.50
SPDR S&P International Health Care Sector ETF	0.50
SPDR S&P International Industrial Sector ETF	0.50
SPDR S&P International Materials Sector ETF	0.50
SPDR S&P International Technology Sector ETF	0.50
SPDR S&P International Telecommunications Sector ETF	0.50
SPDR S&P International Utilities Sector ETF	0.50

The Adviser pays all operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

The Tuckerman Group, LLC, an affiliate of the Adviser, receives fees for its services as the sub-adviser to the SPDR Dow Jones International Real Estate ETF and the SPDR Dow Jones Global Real Estate ETF from the Adviser.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Navigator”) for which SSgA FM serves as the investment adviser. Navigator is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the year ended September 30, 2010, State Street earned securities lending agent fees as follows:

Securities Lending
Agent Fees

SPDR STOXX Europe 50 ETF	$5,829
SPDR EURO STOXX 50 ETF	38,374
SPDR S&P Emerging Asia Pacific ETF	14,626

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2010

Securities Lending
Agent Fees

SPDR S&P China ETF	$39,195
SPDR S&P Emerging Markets ETF	7,077
SPDR S&P BRIC 40 ETF	11,904
SPDR S&P Emerging Europe ETF	5,992
SPDR S&P Emerging Latin America ETF	13,282
SPDR S&P Emerging Middle East & Africa ETF	1,978
SPDR S&P World ex-US ETF	12,011
SPDR S&P International Small Cap ETF	78,787
SPDR Dow Jones International Real Estate ETF	145,736
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	9,682
SPDR MSCI ACWI ex-US ETF	44,995
SPDR Russell/Nomura PRIME Japan ETF	1,174
SPDR Russell/Nomura Small Cap Japan ETF	18,971
SPDR S&P International Dividend ETF	48,732
SPDR S&P International Mid Cap ETF	2,795
SPDR S&P Emerging Markets Small Cap ETF	6,996
SPDR Dow Jones Global Real Estate ETF	11,138
SPDR S&P International Consumer Staples Sector ETF	23
SPDR S&P International Energy Sector ETF	22
SPDR S&P International Financial Sector ETF	3
SPDR S&P International Industrial Sector ETF	45
SPDR S&P International Materials Sector ETF	24
SPDR S&P International Technology Sector ETF	63
SPDR S&P International Telecommunications Sector ETF	109
SPDR S&P International Utilities Sector ETF	21

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust. The Distributor may enter into agreements with other broker-dealers (affiliated and non-affiliated) and other financial institutions to authorize them to sell Shares.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

Effective July 1, 2010, the Trust and SPDR Series Trust (“SST Trust”) pay, in the aggregate, each Independent Trustee an annual fee of $132,500 plus $7,500 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $37,500 and the Chairman of the Audit Committee receives an additional annual fee of $15,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated between the Trust and SST Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2010

Prior to July 1, 2010, the Trust and SST Trust paid, in the aggregate, each Independent Trustee an annual fee of $90,000 plus $5,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board received an additional annual fee of $25,000 and the Chairman of the Audit Committee received an additional annual fee of $10,000.

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Navigator for which SSgA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund and/or Navigator at September 30, 2010 and for the year then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	9/30/09	Cost	Shares	Proceeds	Shares	9/30/10	Income	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$—	$2,386,174	2,386,174	$2,357,950	2,357,950	$28,224	$60	$—
SPDR EURO STOXX 50 ETF	—	5,808,809	5,808,809	5,773,318	5,773,318	35,491	295	—
SPDR S&P Emerging Asia Pacific ETF	—	60,206,425	60,206,425	54,943,538	54,943,538	5,262,887	1,979	—
SPDR S&P Russia ETF		119,448	119,448	91,956	91,956	27,492	21
SPDR S&P China ETF	—	15,830,937	15,830,937	15,249,629	15,249,629	581,308	1,113	—
SPDR S&P Emerging Markets ETF	—	42,002,382	42,002,382	34,077,638	34,077,638	7,924,744	6,653	—
SPDR S&P BRIC 40 ETF	—	10,902,999	10,902,999	10,181,002	10,181,002	721,997	955	—
SPDR S&P Emerging Europe ETF	—	20,696,253	20,696,253	19,613,466	19,613,466	1,082,787	1,678	—
SPDR S&P Emerging Latin America ETF	—	13,007,076	13,007,076	13,006,976	13,006,976	100	496	—
SPDR S&P Emerging Middle East & Africa ETF	—	4,790,754	4,790,754	4,609,889	4,609,889	180,865	369	—
SPDR S&P World ex-US ETF	—	2,833,020	2,833,020	2,817,621	2,817,621	15,399	207	—
SPDR S&P International Small Cap ETF	—	18,197,171	18,197,171	17,992,198	17,992,198	204,973	1,531	—
SPDR Dow Jones International Real Estate ETF	—	43,208,352	43,208,352	43,022,884	43,022,884	185,468	1,977	—
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	—	3,635,261	3,635,261	3,555,449	3,555,449	79,812	194	—
SPDR MSCI ACWI ex-US ETF	—	11,947,694	11,947,694	11,501,908	11,501,908	445,786	871	—
SPDR Russell/Nomura PRIME Japan ETF	—	253,750	253,750	206,075	206,075	47,675	48	—
SPDR Russell/Nomura Small Cap Japan ETF	—	1,427,490	1,427,490	1,387,228	1,387,228	40,262	161	—
SPDR S&P International Dividend ETF	—	14,602,629	14,602,629	14,564,771	14,564,771	37,858	443	—
SPDR S&P International Mid Cap ETF	—	1,150,190	1,150,190	1,133,061	1,133,061	17,129	81	—
SPDR S&P Emerging Markets Small Cap ETF	—	143,858,811	143,858,811	141,214,100	141,214,100	2,644,711	2,263	—
SPDR Dow Jones Global Real Estate ETF	—	5,700,029	5,700,029	5,582,141	5,582,141	117,888	324	—
SPDR S&P Global Natural Resources ETF	—	15,911	15,911	—	—	15,911	1	—
SPDR S&P International Consumer Discretionary Sector ETF	—	684,107	684,107	646,742	646,742	37,365	40	—
SPDR S&P International Consumer Staples Sector ETF	—	226,085	226,085	193,246	193,246	32,839	22	—
SPDR S&P International Energy Sector ETF	—	270,523	270,523	267,292	267,292	3,231	30	—
SPDR S&P International Financial Sector ETF	—	364,665	364,665	318,672	318,672	45,993	41	—
SPDR S&P International Health Care Sector ETF	—	154,447	154,447	149,046	149,046	5,401	9	—
SPDR S&P International Industrial Sector ETF	—	316,774	316,774	316,674	316,674	100	80	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2010

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	9/30/09	Cost	Shares	Proceeds	Shares	9/30/10	Income	Gain/(Loss)

SPDR S&P International Materials Sector ETF	$—	$487,960	487,960	$484,520	484,520	$3,440	$15	$—
SPDR S&P International Technology Sector ETF	—	530,336	530,336	517,979	517,979	12,357	46	—
SPDR S&P International Telecommunications Sector ETF	—	668,967	668,967	664,496	664,496	4,471	32	—
SPDR S&P International Utilities Sector ETF	—	258,172	258,172	244,319	244,319	13,853	14	—

	Value at	Purchased		Sold		Value at		Realized
Navigator	9/30/09	Cost	Shares	Proceeds	Shares	9/30/10	Income	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$1,175,729	$25,285,230	25,285,230	$26,460,959	26,460,959	$—	$33,121	$—
SPDR EURO STOXX 50 ETF	6,566,037	115,636,423	115,636,423	119,563,905	119,563,905	2,638,555	220,728	—
SPDR S&P Emerging Asia Pacific ETF	13,610,080	142,555,951	142,555,951	116,289,072	116,289,072	39,876,959	82,866	—
SPDR S&P China ETF	14,881,217	273,058,486	273,058,486	206,352,539	206,352,539	81,587,164	222,095	—
SPDR S&P Emerging Markets ETF	8,846,869	60,207,924	60,207,924	52,072,366	52,072,366	16,982,427	40,089	—
SPDR S&P BRIC 40 ETF	27,324,270	290,760,404	290,760,404	251,570,661	251,570,661	66,514,013	67,460	—
SPDR S&P Emerging Europe ETF	4,106,680	92,220,049	92,220,049	90,576,380	90,576,380	5,750,349	33,957	—
SPDR S&P Emerging Latin America ETF	29,060,715	125,881,355	125,881,355	117,150,442	117,150,442	37,791,628	75,263	—
SPDR S&P Emerging Middle East & Africa ETF	1,222,307	37,040,110	37,040,110	34,706,281	34,706,281	3,556,136	11,197	—
SPDR S&P World ex-US ETF	10,410,707	41,964,244	41,964,244	41,243,414	41,243,414	11,131,537	68,218	—
SPDR S&P International Small Cap ETF	48,381,934	138,664,024	138,664,024	132,331,864	132,331,864	54,714,094	448,719	—
SPDR Dow Jones International Real Estate ETF	139,519,285	602,695,409	602,695,409	630,148,874	630,148,874	112,065,820	825,861	—
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	11,290,328	69,268,725	69,268,725	72,244,673	72,244,673	8,314,380	54,865	—
SPDR MSCI ACWI ex-US ETF	40,247,976	144,075,858	144,075,858	139,289,173	139,289,173	45,034,661	255,012	—
SPDR Russell/Nomura PRIME Japan ETF	4,252,555	14,152,837	14,152,837	14,116,028	14,116,028	4,289,364	6,747	—
SPDR Russell/Nomura Small Cap Japan ETF	23,849,980	45,445,400	45,445,400	51,399,324	51,399,324	17,896,056	107,538	—
SPDR S&P International Dividend ETF	8,350,180	146,092,992	146,092,992	131,669,925	131,669,925	22,773,247	275,905	—
SPDR S&P International Mid Cap ETF	3,818,689	11,707,122	11,707,122	11,657,006	11,657,006	3,868,805	15,972	—
SPDR S&P Emerging Markets Small Cap ETF	139,177	37,056,801	37,056,801	25,337,102	25,337,102	11,858,876	39,644	—
SPDR Dow Jones Global Real Estate ETF	3,991,795	134,991,557	134,991,557	110,122,172	110,122,172	28,861,180	63,182	—
SPDR S&P International Consumer Staples Sector ETF	—	165,537	165,537	165,537	165,537	—	132	—
SPDR S&P International Energy Sector ETF	—	155,648	155,648	155,648	155,648	—	123	—
SPDR S&P International Financial Sector ETF	—	155,744	155,744	142,690	142,690	13,054	19	—
SPDR S&P International Industrial Sector ETF	—	225,322	225,322	134,248	134,248	91,074	257	—
SPDR S&P International Materials Sector ETF	—	580,499	580,499	572,524	572,524	7,975	137	—
SPDR S&P International Technology Sector ETF	—	765,732	765,732	567,482	567,482	198,250	360	—
SPDR S&P International Telecommunications Sector ETF	—	1,005,703	1,005,703	923,740	923,740	81,963	620	—
SPDR S&P International Utilities Sector ETF	—	202,533	202,533	157,618	157,618	44,915	120	—

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares for SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Russia ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Global Natural Resources ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF and 100,000 shares for SPDR S&P Emerging Asia Pacific ETF, SPDR

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2010

S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR S&P International Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF and SPDR Dow Jones Global Real Estate ETF and 200,000 shares for SPDR World ex-US ETF, SPDR MSCI ACWI ex-US ETF and SPDR Russell/Nomura PRIME Japan ETF. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Funds on the transaction date. Transaction fees ranging from $500 to $12,000 per Creation Unit for each Fund, regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at September 30, 2010 were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR STOXX Europe 50 ETF	$54,773,108	$1,229,885	$17,973,108	$(16,743,223)
SPDR EURO STOXX 50 ETF	234,244,890	1,909,553	72,633,292	(70,723,739)
SPDR S&P Emerging Asia Pacific ETF	638,033,061	132,608,315	19,076,947	113,531,368
SPDR S&P Russia ETF	5,875,995	274,264	226,646	47,618
SPDR S&P China ETF	648,037,223	123,635,509	14,819,750	108,815,759
SPDR S&P Emerging Markets ETF	206,117,386	29,447,188	6,780,644	22,666,544
SPDR S&P BRIC 40 ETF	498,219,025	61,609,988	35,487,075	26,122,913
SPDR S&P Emerging Europe ETF	242,527,286	20,445,239	25,271,680	(4,826,441)
SPDR S&P Emerging Latin America ETF	237,982,218	22,387,785	11,999,530	10,388,255
SPDR S&P Emerging Middle East & Africa ETF	140,010,676	17,366,927	11,779,794	5,587,133
SPDR S&P World ex-US ETF	107,458,035	15,929,197	6,518,140	9,411,057
SPDR S&P International Small Cap ETF	705,830,343	60,896,475	98,356,878	(37,460,403)
SPDR Dow Jones International Real Estate ETF	1,629,821,047	93,477,295	301,068,895	(207,591,600)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	82,112,069	1,087,504	21,924,877	(20,837,373)
SPDR MSCI ACWI ex-US ETF	467,676,457	34,677,913	65,855,440	(31,177,527)
SPDR Russell/Nomura PRIME Japan ETF	24,258,237	651,901	5,540,126	(4,888,225)
SPDR Russell/Nomura Small Cap Japan ETF	102,659,731	3,946,719	21,718,063	(17,771,344)
SPDR S&P International Dividend ETF	260,089,099	23,659,018	2,893,874	20,765,144
SPDR S&P International Mid Cap ETF	31,559,058	3,096,324	960,965	2,135,359
SPDR S&P Emerging Markets Small Cap ETF	746,916,413	62,838,549	9,878,874	52,959,675
SPDR Dow Jones Global Real Estate ETF	144,713,797	24,618,194	349,827	24,268,367
SPDR S&P Global Natural Resources ETF	7,540,249	156,255	85,137	71,118
SPDR S&P International Consumer Discretionary Sector ETF	17,441,590	1,912,569	587,621	1,324,948
SPDR S&P International Consumer Staples Sector ETF	13,759,118	1,256,865	169,202	1,087,663
SPDR S&P International Energy Sector ETF	13,528,284	272,222	1,575,650	(1,303,428)
SPDR S&P International Financial Sector ETF	10,023,028	228,175	1,458,313	(1,230,138)
SPDR S&P International Health Care Sector ETF	10,142,873	520,804	465,002	55,802

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2010

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P International Industrial Sector ETF	$17,492,988	$1,076,404	$772,248	$304,156
SPDR S&P International Materials Sector ETF	21,807,338	1,547,531	1,057,821	489,710
SPDR S&P International Technology Sector ETF	21,426,826	1,442,106	1,734,886	(292,780)
SPDR S&P International Telecommunications Sector ETF	15,830,155	836,625	855,981	(19,356)
SPDR S&P International Utilities Sector ETF	10,128,553	122,591	2,018,052	(1,895,461)

6.	Investment Transactions

For the year ended September 30, 2010, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$—	$15,231,094	$(2,625,553)
SPDR EURO STOXX 50 ETF	35,849,029	40,820,393	7,873,624
SPDR S&P Emerging Asia Pacific ETF	170,668,055	77,936,177	26,507,690
SPDR S&P Russia ETF	5,961,845	—	—
SPDR S&P China ETF	187,813,361	27,023,312	10,431,966
SPDR S&P Emerging Markets ETF	87,396,868	17,548,742	7,744,929
SPDR S&P BRIC 40 ETF	102,051,774	25,088,820	7,374,410
SPDR S&P Emerging Europe ETF	142,380,149	74,925,846	8,038,007
SPDR S&P Emerging Latin America ETF	97,389,877	57,331,467	5,215,416
SPDR S&P Emerging Middle East & Africa ETF	5,919,030	16,596,368	4,220,369
SPDR S&P World ex-US ETF	18,752,798	—	—
SPDR S&P International Small Cap ETF	126,283,278	67,236,340	(1,827,903)
SPDR Dow Jones International Real Estate ETF	322,233,676	45,137,210	12,124,719
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	—	11,902,143	(979,016)
SPDR MSCI ACWI ex-US ETF	90,966,351	22,408,470	5,369,030
SPDR Russell/Nomura Small Cap Japan ETF	1,924,197	17,458,015	952,862
SPDR S&P International Dividend ETF	154,370,990	25,081,124	3,213,275
SPDR S&P International Mid Cap ETF	11,686,490	4,706,161	1,211,315
SPDR S&P Emerging Markets Small Cap ETF	280,734,906	15,007,415	3,643,496
SPDR Dow Jones Global Real Estate ETF	42,315,828	—	—
SPDR S&P Global Natural Resources ETF	7,599,535	—	—
SPDR S&P International Consumer Discretionary Sector ETF	11,984,026	—	—
SPDR S&P International Consumer Staples Sector ETF	8,365,881	—	—
SPDR S&P International Energy Sector ETF	7,533,764	1,090,770	(29,103)
SPDR S&P International Financial Sector ETF	10,915,288	6,862,314	749,055
SPDR S&P International Health Care Sector ETF	5,764,863	1,464,134	(97,106)
SPDR S&P International Industrial Sector ETF	13,164,606	1,140,919	29,301
SPDR S&P International Materials Sector ETF	15,203,795	3,378,778	527,469
SPDR S&P International Technology Sector ETF	11,379,044	1,253,820	244,581
SPDR S&P International Telecommunications Sector ETF	9,618,740	3,298,188	142,133
SPDR S&P International Utilities Sector ETF	8,348,810	4,076,839	326,426

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2010

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of the Funds’ daily net shareholder transactions while the Statements of Changes reflects gross shareholder transactions including any cash component of the transaction.

For the year ended September 30, 2010, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

SPDR STOXX Europe 50 ETF	$4,024,731	$4,288,734
SPDR EURO STOXX 50 ETF	11,991,691	13,433,633
SPDR S&P Emerging Asia Pacific ETF	128,617,407	54,353,381
SPDR S&P Russia ETF	57,796	172,451
SPDR S&P China ETF	140,668,256	136,046,853
SPDR S&P Emerging Markets ETF	40,523,623	19,450,811
SPDR S&P BRIC 40 ETF	39,145,149	39,274,776
SPDR S&P Emerging Europe ETF	56,084,415	43,460,420
SPDR S&P Emerging Latin America ETF	53,156,931	37,502,380
SPDR S&P Emerging Middle East & Africa ETF	34,569,970	35,848,191
SPDR S&P World ex-US ETF	6,245,913	6,470,496
SPDR S&P International Small Cap ETF	96,090,624	94,432,593
SPDR Dow Jones International Real Estate ETF	69,967,699	78,235,201
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	3,857,872	4,226,996
SPDR MSCI ACWI ex-US ETF	11,350,641	11,708,529
SPDR Russell/Nomura PRIME Japan ETF	443,600	390,331
SPDR Russell/Nomura Small Cap Japan ETF	18,403,782	17,927,974
SPDR S&P International Dividend ETF	256,709,975	257,626,322
SPDR S&P International Mid Cap ETF	7,253,762	7,990,039
SPDR S&P Emerging Markets Small Cap ETF	602,592,944	225,112,553
SPDR Dow Jones Global Real Estate ETF	7,178,837	7,999,604
SPDR S&P Global Natural Resources ETF	15,911	75,859
SPDR S&P International Consumer Discretionary Sector ETF	1,237,826	832,498
SPDR S&P International Consumer Staples Sector ETF	419,867	490,389
SPDR S&P International Energy Sector ETF	1,083,820	1,119,873
SPDR S&P International Financial Sector ETF	516,404	722,527
SPDR S&P International Health Care Sector ETF	1,853,161	1,935,678
SPDR S&P International Industrial Sector ETF	1,799,284	1,748,713
SPDR S&P International Materials Sector ETF	1,374,941	1,577,471
SPDR S&P International Technology Sector ETF	1,753,540	2,089,186
SPDR S&P International Telecommunications Sector ETF	838,165	1,042,798
SPDR S&P International Utilities Sector ETF	406,986	438,789

For the year ended September 30, 2010, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

The Funds’ assets may be concentrated in one or more foreign countries. By concentrating their assets in a single country or group of countries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that country or group of countries will negatively impact the Funds to a greater extent than if the

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
September 30, 2010

Funds’ assets were invested in a wider variety of countries. In addition, the Funds’ assets may be concentrated in certain industries, subjecting them to greater risk than Funds that invest in a wider range of industries.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral held with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuation of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of September 30, 2010 and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
the SPDR Index Shares Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the 32 funds (each a “Fund”) comprising the SPDR Index Shares Funds (the “Trust”) at September 30, 2010, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 29, 2010

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
September 30, 2010 (Unaudited)

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT VS. NAV AS OF SEPTEMBER 30, 2010

The following charts are provided to show the frequency at which the daily market price on the NYSE Arca, Inc. (“Exchange”), the secondary market for shares of each Fund, was at a discount or premium to such Fund’s daily net asset value (“NAV”). The market price of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time that the Fund’s NAV is calculated (referred to as the “Bid/Offer Midpoint”). Each Fund’s Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of each Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand.

SPDR STOXX EUROPE 50 ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

5 Years Ended: 9/30/10	150	79	28	117	98	67

SPDR EURO STOXX 50 ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

5 Years Ended: 9/30/10	151	75	32	138	82	44

SPDR S&P EMERGING ASIA PACIFIC ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (3/23/07) through 9/30/10	133	171	72	70	99	57

SPDR S&P RUSSIA ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (3/11/10) through 9/30/10	40	15	2	14	11	2

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2010 (Unaudited)

SPDR S&P CHINA ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (3/23/07) through 9/30/10	130	125	109	77	89	100

SPDR S&P EMERGING MARKETS ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (3/23/07) through 9/30/10	168	124	44	93	68	21

SPDR S&P BRIC 40 ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (6/22/07) through 9/30/10	174	126	41	77	80	35

SPDR S&P EMERGING EUROPE ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (3/23/07) through 9/30/10	184	125	39	78	87	42

SPDR S&P EMERGING LATIN AMERICA ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (3/23/07) through 9/30/10	130	31	14	53	19	2

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2010 (Unaudited)

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (3/23/07) through 9/30/10	152	117	57	85	101	56

SPDR S&P WORLD EX-US ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (4/26/07) through 9/30/10	175	128	66	74	44	15

SPDR S&P INTERNATIONAL SMALL CAP ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (4/26/07) through 9/30/10	223	156	43	65	61	32

SPDR S&P INTERNATIONAL DIVIDEND ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (2/19/08) through 9/30/10	181	86	25	43	27	15

SPDR S&P INTERNATIONAL MID CAP ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (5/13/08) through 9/30/10	141	92	41	57	38	16

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2010 (Unaudited)

SPDR S&P EMERGING MARKETS SMALL CAP ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (5/16/08) through 9/30/10	124	126	40	33	53	24

SPDR DOW JONES GLOBAL REAL ESTATE ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (5/13/08) through 9/30/10	166	39	0	22	3	1

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (12/20/06) through 9/30/10	269	162	34	81	67	33

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (1/30/07) through 9/30/10	175	45	8	94	31	6

SPDR MSCI ACWI EX-US ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (1/17/07) through 9/30/10	211	86	29	80	73	29

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2010 (Unaudited)

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (11/14/06) through 9/30/10	104	77	37	135	151	99

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (11/14/06) through 9/30/10	168	142	50	110	110	78

SPDR S&P GLOBAL NATURAL RESOURCES ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (9/14/10) through 9/30/10	2	0	0	0	0	0

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (7/22/08) through 9/30/10	112	55	30	58	63	21

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (7/22/08) through 9/30/10	109	50	20	53	35	13

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2010 (Unaudited)

SPDR S&P INTERNATIONAL ENERGY SECTOR ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (7/22/08) through 9/30/10	110	66	15	51	33	12

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (7/22/08) through 9/30/10	123	44	45	55	45	41

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (7/22/08) through 9/30/10	99	59	19	42	26	11

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (7/22/08) through 9/30/10	127	85	26	37	33	7

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (7/22/08) through 9/30/10	121	79	36	38	42	19

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2010 (Unaudited)

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (7/22/08) through 9/30/10	142	90	24	33	25	7

SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (7/22/08) through 9/30/10	91	61	27	45	53	20

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint* vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis	Basis	Basis	Basis	Basis	Basis
	Points	Points	Points	Points	Points	Points

Commencement of Trading (7/22/08) through 9/30/10	106	60	21	59	48	19

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2010 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested on April 1, 2010 and held for the six months ended September 30, 2010.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid during Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $500 to $12,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2010 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	4/1/10 to
	Expense Ratio	4/1/10	9/30/10	9/30/10

Actual
SPDR STOXX Europe 50 ETF	0.33%	$1,000	$972.50	$1.63
SPDR EURO STOXX 50 ETF	0.33	1,000	973.60	1.63
SPDR S&P Emerging Asia Pacific ETF	0.60	1,000	1,107.40	3.17
SPDR S&P Russia ETF	0.60	1,000	979.50	2.98
SPDR S&P China ETF	0.62	1,000	1,066.90	3.21
SPDR S&P Emerging Markets ETF	0.60	1,000	1,076.20	3.12
SPDR S&P BRIC 40 ETF	0.54	1,000	1,039.40	2.76
SPDR S&P Emerging Europe ETF	0.63	1,000	1,012.10	3.18
SPDR S&P Emerging Latin America ETF	0.62	1,000	1,071.60	3.22
SPDR S&P Emerging Middle East & Africa ETF	0.61	1,000	1,075.80	3.17
SPDR S&P World ex-US ETF	0.36	1,000	1,011.20	1.82
SPDR S&P International Small Cap ETF	0.61	1,000	1,061.40	3.15
SPDR Dow Jones International Real Estate ETF	0.61	1,000	1,110.80	3.23
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	0.62	1,000	1,015.70	3.13
SPDR MSCI ACWI ex-US ETF	0.35	1,000	1,020.80	1.77
SPDR Russell/Nomura PRIME Japan ETF	0.51	1,000	957.50	2.50
SPDR Russell/Nomura Small Cap Japan ETF	0.57	1,000	993.20	2.85
SPDR S&P International Dividend ETF	0.47	1,000	1,025.20	2.39
SPDR S&P International Mid Cap ETF	0.47	1,000	1,053.60	2.42
SPDR S&P Emerging Markets Small Cap ETF	0.67	1,000	1,114.20	3.55
SPDR Dow Jones Global Real Estate ETF	0.51	1,000	1,095.80	2.68
SPDR S&P Global Natural Resources ETF**	0.40	1,000	1,015.20	0.19
SPDR S&P International Consumer Discretionary Sector ETF	0.51	1,000	1,069.00	2.65
SPDR S&P International Consumer Staples Sector ETF	0.52	1,000	1,053.60	2.68
SPDR S&P International Energy Sector ETF	0.52	1,000	955.00	2.55
SPDR S&P International Financial Sector ETF	0.52	1,000	974.10	2.57
SPDR S&P International Health Care Sector ETF	0.52	1,000	1,011.20	2.62
SPDR S&P International Industrial Sector ETF	0.53	1,000	1,037.70	2.71
SPDR S&P International Materials Sector ETF	0.53	1,000	1,011.20	2.67
SPDR S&P International Technology Sector ETF	0.53	1,000	935.40	2.57
SPDR S&P International Telecommunications Sector ETF	0.54	1,000	1,094.60	2.84
SPDR S&P International Utilities Sector ETF	0.53	1,000	972.70	2.62

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2010 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	4/1/10 to
	Expense Ratio	4/1/10	9/30/10	9/30/10

Hypothetical
SPDR STOXX Europe 50 ETF	0.33%	$1,000	$1,023.41	$1.67
SPDR EURO STOXX 50 ETF	0.33	1,000	1,023.41	1.67
SPDR S&P Emerging Asia Pacific ETF	0.60	1,000	1,022.06	3.04
SPDR S&P Russia ETF	0.60	1,000	1,022.06	3.04
SPDR S&P China ETF	0.62	1,000	1,021.96	3.14
SPDR S&P Emerging Markets ETF	0.60	1,000	1,022.06	3.04
SPDR S&P BRIC 40 ETF	0.54	1,000	1,022.36	2.74
SPDR S&P Emerging Europe ETF	0.63	1,000	1,021.91	3.19
SPDR S&P Emerging Latin America ETF	0.62	1,000	1,021.96	3.14
SPDR S&P Emerging Middle East & Africa ETF	0.61	1,000	1,022.01	3.09
SPDR S&P World ex-US ETF	0.36	1,000	1,023.26	1.83
SPDR S&P International Small Cap ETF	0.61	1,000	1,022.01	3.09
SPDR Dow Jones International Real Estate ETF	0.61	1,000	1,022.01	3.09
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	0.62	1,000	1,021.96	3.14
SPDR MSCI ACWI ex-US ETF	0.35	1,000	1,023.31	1.78
SPDR Russell/Nomura PRIME Japan ETF	0.51	1,000	1,022.51	2.59
SPDR Russell/Nomura Small Cap Japan ETF	0.57	1,000	1,022.21	2.89
SPDR S&P International Dividend ETF	0.47	1,000	1,022.71	2.38
SPDR S&P International Mid Cap ETF	0.47	1,000	1,022.71	2.38
SPDR S&P Emerging Markets Small Cap ETF	0.67	1,000	1,021.71	3.40
SPDR Dow Jones Global Real Estate ETF	0.51	1,000	1,022.51	2.59
SPDR S&P Global Natural Resources ETF**	0.40	1,000	1,002.14	0.19
SPDR S&P International Consumer Discretionary Sector ETF	0.51	1,000	1,022.51	2.59
SPDR S&P International Consumer Staples Sector ETF	0.52	1,000	1,022.46	2.64
SPDR S&P International Energy Sector ETF	0.52	1,000	1,022.46	2.64
SPDR S&P International Financial Sector ETF	0.52	1,000	1,022.46	2.64
SPDR S&P International Health Care Sector ETF	0.52	1,000	1,022.46	2.64
SPDR S&P International Industrial Sector ETF	0.53	1,000	1,022.41	2.69
SPDR S&P International Materials Sector ETF	0.53	1,000	1,022.41	2.69
SPDR S&P International Technology Sector ETF	0.53	1,000	1,022.41	2.69
SPDR S&P International Telecommunications Sector ETF	0.54	1,000	1,022.36	2.74
SPDR S&P International Utilities Sector ETF	0.53	1,000	1,022.41	2.69

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.
**	Actual period is from commencement of operations 9/13/10. Hypothetical period is from 4/1/10.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2010 (Unaudited)

Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2010:

Percentage

SPDR S&P Russia ETF	0.59%
SPDR S&P Emerging Europe ETF	0.42
SPDR S&P World ex-US ETF	0.05
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	29.05
SPDR S&P International Mid Cap ETF	0.01
SPDR S&P International Consumer Discretionary Sector ETF	0.37
SPDR S&P International Health Care Sector ETF	0.74

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2010, are considered qualified dividend income, and are eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual’s tax bracket. These amounts are noted below:

Amount

SPDR STOXX Europe 50 ETF	$1,158,827
SPDR EURO STOXX 50 ETF	3,597,911
SPDR S&P Emerging Asia Pacific ETF	7,410,421
SPDR S&P Russia ETF	54,443
SPDR S&P China ETF	9,074,223
SPDR S&P Emerging Markets ETF	1,834,285
SPDR S&P BRIC 40 ETF	7,218,740
SPDR S&P Emerging Europe ETF	3,915,815
SPDR S&P Emerging Latin America ETF	522,992
SPDR S&P Emerging Middle East & Africa ETF	3,233,172
SPDR S&P World ex-US ETF	2,029,246
SPDR S&P International Small Cap ETF	9,336,747
SPDR Dow Jones International Real Estate ETF	4,640,703
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	1,792,141
SPDR MSCI ACWI ex-US ETF	7,182,030
SPDR Russell/Nomura PRIME Japan ETF	247,914
SPDR Russell/Nomura Small Cap Japan ETF	1,169,310
SPDR S&P International Dividend ETF	7,510,800
SPDR S&P International Mid Cap ETF	396,804
SPDR S&P Emerging Markets Small Cap ETF	3,403,723
SPDR Dow Jones Global Real Estate ETF	268,045
SPDR S&P Global Natural Resources ETF	4,483
SPDR S&P International Consumer Discretionary Sector ETF	140,979
SPDR S&P International Consumer Staples Sector ETF	229,821
SPDR S&P International Energy Sector ETF	316,173
SPDR S&P International Financial Sector ETF	251,592
SPDR S&P International Health Care Sector ETF	156,589
SPDR S&P International Industrial Sector ETF	174,713

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2010 (Unaudited)

Amount

SPDR S&P International Materials Sector ETF	279,314
SPDR S&P International Technology Sector ETF	325,457
SPDR S&P International Telecommunications Sector ETF	717,847
SPDR S&P International Utilities Sector ETF	357,612

For the fiscal year ended September 30, 2010, certain dividends paid by SPDR DJ STOXX ETF, SPDR DJ EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR S&P Dow Jones International Real Estate ETF, SPDR MacQuarie Global Infrastructure 100 ETF, SPDR MSCI ACWI (ex-US) ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF may be subject to a minimum tax rate of 15% as provided for by the Internal Revenue Code. The Funds noted above hereby designate the maximum amount of such dividends allowable up to the amount of dividends that were paid during the year. Complete information will be reported in conjunction with the 2009 form 1099-DIV.

Amount

SPDR S&P Emerging Markets Small Cap ETF	$13,889

Foreign Tax Credit

The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended September 30, 2010, the total amount of foreign taxes that will be passed through are:

Amount

SPDR STOXX Europe 50 ETF	$100,575
SPDR EURO STOXX 50 ETF	431,946
SPDR S&P Emerging Asia Pacific ETF	745,673
SPDR S&P Russia ETF	7,793
SPDR S&P China ETF	930,552
SPDR S&P Emerging Markets ETF	219,516
SPDR S&P BRIC 40 ETF	1,109,992
SPDR S&P Emerging Europe ETF	536,286
SPDR S&P Emerging Latin America ETF	242,076
SPDR S&P Emerging Middle East & Africa ETF	133,244
SPDR S&P World ex-US ETF	171,745
SPDR S&P International Small Cap ETF	830,045
SPDR Dow Jones International Real Estate ETF	1,885,018
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	107,402
SPDR MSCI ACWI ex-US ETF	646,482
SPDR Russell/Nomura PRIME Japan ETF	13,608
SPDR Russell/Nomura Small Cap Japan ETF	81,582

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2010 (Unaudited)

Amount

SPDR S&P International Dividend ETF	$973,095
SPDR S&P International Mid Cap ETF	34,120
SPDR S&P Emerging Markets Small Cap ETF	971,349
SPDR Dow Jones Global Real Estate ETF	107,227
SPDR S&P International Consumer Discretionary Sector ETF	14,014
SPDR S&P International Consumer Staples Sector ETF	17,479
SPDR S&P International Energy Sector ETF	36,621
SPDR S&P International Financial Sector ETF	25,621
SPDR S&P International Health Care Sector ETF	15,119
SPDR S&P International Industrial Sector ETF	17,249
SPDR S&P International Materials Sector ETF	25,245
SPDR S&P International Technology Sector ETF	33,977
SPDR S&P International Telecommunications Sector ETF	63,203
SPDR S&P International Utilities Sector ETF	35,571

The amount of foreign source income earned on the following Funds during the year ended September 30, 2010 were as follows:

Amount

SPDR STOXX Europe 50 ETF	$1,730,859
SPDR EURO STOXX 50 ETF	5,918,809
SPDR S&P Emerging Asia Pacific ETF	15,680,250
SPDR S&P Russia ETF	54,857
SPDR S&P China ETF	12,189,440
SPDR S&P Emerging Markets ETF	3,645,377
SPDR S&P BRIC 40 ETF	10,731,474
SPDR S&P Emerging Europe ETF	4,090,151
SPDR S&P Emerging Latin America ETF	4,685,400
SPDR S&P Emerging Middle East & Africa ETF	3,600,077
SPDR S&P World ex-US ETF	2,883,863
SPDR S&P International Small Cap ETF	14,176,075
SPDR Dow Jones International Real Estate ETF	49,399,960
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	2,663,345
SPDR MSCI ACWI ex-US ETF	10,807,705
SPDR Russell/Nomura PRIME Japan ETF	291,396
SPDR Russell/Nomura Small Cap Japan ETF	1,426,274
SPDR S&P International Dividend ETF	10,815,879
SPDR S&P International Mid Cap ETF	627,029
SPDR S&P Emerging Markets Small Cap ETF	8,374,939
SPDR Dow Jones Global Real Estate ETF	4,800,911
SPDR S&P Global Natural Resources ETF	4,483
SPDR S&P International Consumer Discretionary Sector ETF	183,370
SPDR S&P International Consumer Staples Sector ETF	259,114
SPDR S&P International Energy Sector ETF	346,849

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2010 (Unaudited)

Amount

SPDR S&P International Financial Sector ETF	326,767
SPDR S&P International Health Care Sector ETF	188,196
SPDR S&P International Industrial Sector ETF	218,454
SPDR S&P International Materials Sector ETF	310,725
SPDR S&P International Technology Sector ETF	344,297
SPDR S&P International Telecommunications Sector ETF	759,187
SPDR S&P International Utilities Sector ETF	387,117

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how proxies were voted relating to the Funds’ portfolio securities for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number above (toll free) and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Shareholder Meeting Results

A special meeting of shareholders of SPDR Index Shares Funds was held on March 19, 2010, with adjournments and continuations for certain proposals and SPDR Funds. The percentages shown below represent the percent of voting shares present at the meeting that voted for the proposal. The proposals acted upon by shareholders and the results of the shareholder vote were as follows:

Proposal 1

To elect a Board of Trustees of the Trust. Shareholders of SPDR Index Shares Funds approved Proposal 1 at the March 19, 2010 meeting of shareholders and voting results were included in the semi-annual report dated March 31, 2010.

Proposal 2

To approve an investment sub-advisory agreement between SSgA Funds Management, Inc. and Nuveen Asset Management. This proposal was not applicable to any series of SPDR Index Shares Funds.

Proposal 3

To approve a “manager of managers” structure for all SPDR Funds. Shareholders of all SPDR Funds did not approve this proposal.

Proposal 4

To update and standardize the SPDR Funds’ fundamental policies regarding:

a. Purchasing and selling real estate;

b. Issuing senior securities and borrowing money;

c. Making loans;

d. Purchasing and selling commodities;

e. Concentrating investments in a particular industry or group of industries;

f. Underwriting activities; and

g. Eliminating outdated fundamental investment policies not required by law.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2010 (Unaudited)

It is anticipated that the foregoing policy changes will be implemented in early 2011.

Voting results for all SPDR Funds were included in the semi-annual report dated March 31, 2010, except SPDR EURO STOXX 50 ETF, SPDR S&P China ETF and SPDR S&P BRIC 40 ETF. Shareholders approved this proposal for SPDR EURO STOXX 50 ETF, SPDR S&P China ETF and SPDR S&P BRIC 40 ETF at shareholder meetings held on June 18, 2010, July 15, 2010 and September 8, 2010. The voting results for these three SPDR Funds appear below.

Fund	Votes For	Votes Abstain	Votes Against	Broker Non-Votes	% For

SPDR S&P China ETF
4a	3,550,720.952	158,069.116	99,551.738	1,432,122.723	67.756
4b	3,534,560.716	163,045.713	110,735.377	1,432,122.723	67.448
4c	3,534,881.362	161,014.713	112,445.731	1,432,122.723	67.454
4d	3,536,851.124	158,445.036	113,045.646	1,432,122.723	67.492
4e	3,549,878.525	158,151.402	100,311.879	1,432,122.723	67.740
4f	3,533,578.601	164,874.843	109,888.362	1,432,122.723	67.429
4g	3,545,859.855	158,180.638	104,301.313	1,432,122.723	67.664
SPDR S&P BRIC 40 ETF
4a	7,022,370.383	938,638.197	223,128.942	2,236,591.374	67.389
4b	7,002,891.037	944,392.495	236,853.990	2,236,591.374	67.202
4c	6,987,443.479	945,482.821	251,211.222	2,236,591.374	67.054
4d	7,012,307.316	949,138.832	222,691.374	2,236,591.374	67.292
4e	7,021,259.478	942,873.146	220,004.898	2,236,591.374	67.378
4f	6,995,635.536	953,338.054	235,164.182	2,236,591.124	67.132
4g	7,012,300.277	947,014.639	224,822.606	2,236,591.374	67.292
SPDR DJ EURO STOXX 50 ETF
4a	2,039,376.212	37,349.819	58,379.352	867,499.953	67.921
4b	2,034,075.909	37,694.099	63,335.375	867,499.953	67.744
4c	2,035,310.909	37,237.099	62,557.375	867,499.953	67.785
4d	2,030,524.376	37,160.849	67,420.408	867,499.703	67.626
4e	2,036,817.932	37,340.099	60,947.352	867,499.953	67.836
4f	2,034,003.929	39,519.099	61,582.355	867,499.953	67.742
4g	2,026,223.809	39,063.099	69,818.475	867,499.953	67.483

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-843-2639 (toll free).

Approval of Advisory Agreement

At in-person meetings held during the six-month period ended September 30, 2010, the Board of Trustees of the Trust (the “Board”) evaluated the proposals to continue the Investment Advisory Agreement (the “Agreement”) with respect to the operational series of the Trust (each a “Current ETF”, collectively, the “Current ETFs”) and continue and/or approve, as the case may be, the Agreement with respect to the previously approved non-operational series of the Trust and SPDR S&P Global Natural Resources ETF, a newly operational series of the Trust (the “New ETF” and together with the Current ETFs, the “ETFs”). The Trustees who are not “interested persons” of the Trust within

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2010 (Unaudited)

the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent, Custodian and Securities Lending Agent (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by, or to be provided by, the Adviser with respect to the ETFs under the Agreement, (ii) investment performance of the Current ETFs, (iii) costs to the Adviser of its services and profits realized by the Adviser from its relationship with the Trust, and (iv) the extent to which economies of scale would be realized if and as the ETFs grow and whether the fee levels in the Agreement reflect these economies of scale.

The Board considered the nature, extent and quality of services provided by, or to be provided by, the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing the investment operations of each of the Current ETFs and anticipated responsibilities for managing the investment operations of the New ETF, in accordance with each ETF’s investment objective, investment policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the ETFs, as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and compliance of the ETFs. The Board also considered the portfolio management resources, structures and practices, including those associated with monitoring and securing each ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board considered the Adviser’s experience in managing equity exchange-traded funds. The Board then determined that the nature, extent and quality of services provided by, or expected to be provided by, the Adviser to the Trust were necessary and appropriate.

The Board then reviewed the Current ETFs’ performance, noting that the distinctive indexed investment objective of each of the Current ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. The Board was more concerned with the extent to which each Current ETF achieved its objective as a passively managed index fund. The Board reviewed information regarding the Current ETFs’ index tracking and tracking error, noting that each Current ETF satisfactorily tracked its benchmark index. The Board also reviewed the tax efficiency of the Current ETFs. The Board then determined that the performance of each Current ETF was satisfactory.

The Board considered the profitability of the advisory arrangement with the Current ETFs to the Adviser, including data on the Current ETFs’ historical profitability to the Adviser. The Independent Trustees, through their counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations and determined that these methodologies were reasonable. The Board concluded that, to the extent that the Adviser’s relationships with the Current ETFs had been profitable, profitability was not excessive.

The Board considered whether the Adviser or its affiliates benefited in other ways from their relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions. The Board concluded that, to the extent that the Adviser or its affiliates derive benefits from their relationship with the Trust, those benefits are not so significant as to cause the Adviser’s fees with respect to the ETFs to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the ETFs as assets grow in size. The Board further determined that such economies of scale are currently shared with the ETFs by way of the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as ETFs grow in size and assess whether fee breakpoints may be warranted.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2010 (Unaudited)

The Board evaluated the ETFs’ unitary fee through the review of comparative information with respect to fees paid by similar funds — i.e., exchange-traded funds tracking equity indexes. The Board reviewed the universe of similar exchange-traded funds for the ETFs based upon data from Lipper Analytical Services and related comparative information for similar exchange-traded funds. The Board also reviewed the historical expense ratios of the Current ETFs, the estimated expense ratio of the New ETF, and the unitary fee structure. The Board used a fund-by-fund analysis of the data. The Board concluded, based on the information presented, that each ETF’s fees were fair and reasonable in light of those of their direct competitors.

The Board, including the Independent Trustees voting separately, approved the Agreement after weighing the foregoing factors, none of which was dispositive in itself and each Trustee may have weighed each factor differently. The Board’s conclusions regarding the Agreement were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the Current ETFs and expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the performance and, more importantly, the index tracking, of each Current ETF had been satisfactory; (c) the Adviser’s fees for each ETF and the unitary fee, considered in relation to services provided or expected to be provided, were fair and reasonable; (d) profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional benefits to the Adviser were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with the ETFs by way of the relatively low fee structure of the Trust.

The Board also considered the renewal of the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Trust and The Tuckerman Group LLC, an affiliate of the Adviser (the “Sub-Adviser”) with respect to the real estate series of the Trust (the “Real Estate ETFs”), after review of materials provided to them at their request by the Adviser, Sub-Adviser and State Street. In deciding whether to approve the Sub-Advisory Agreement, the Board considered various factors, including (i) the nature, extent and quality of services provided by the Sub-Adviser with respect to the Real Estate ETFs under the Sub-Advisory Agreement, (ii) investment performance of the Real Estate ETFs, (iii) fees charged by the Sub-Adviser and any additional benefits received by the Sub-Adviser due to its relationship with the Adviser and the Trust, and (iv) the extent to which economies of scale would be realized if and as the Real Estate ETFs grow and whether fee levels in the Sub-Advisory Agreement reflect these economies of scale.

The Board considered the background and experience of the Sub-Adviser’s senior management and in particular the Sub-Adviser’s experience in investing in real estate investment trusts and international real estate securities. The Board considered that each Real Estate ETF satisfactorily tracked its benchmark index. In light of the Board’s determination that the unitary fee paid to the Adviser by each Real Estate ETFs was fair and reasonable and that the Sub-Adviser’s fees are paid by the Adviser, the Board did not believe it necessary to evaluate the Sub-Adviser’s profitability.

The Board, including the Independent Trustees voting separately, approved the Sub-Advisory Agreement after weighing the foregoing factors, none of which was dispositive in itself and each Trustee may have weighed each factor differently. The Board’s conclusions with respect to the Sub-Advisory Agreement were as follows: (a) the nature and extent of the services provided by the Sub-Adviser to each Real Estate ETF was appropriate; (b) the performance and, more importantly, the index tracking, of each Real Estate ETF had been satisfactory; (c) the Sub-Adviser’s fees for each Real Estate ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional benefits to the Sub-Adviser were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to the Sub-Adviser adequately shared the economies of scale with the Real Estate ETFs.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2010 (Unaudited)

TRUSTEES AND OFFICERS OF THE TRUST

				Number of
				Portfolios
		Term of	Principal	in Fund
		Office and	Occupation(s)	Complex	Other
Name, Address	Position(s)	Length of	During Past	Overseen	Directorships
and Year of Birth	with Fund	Time Served	5 Years	by Trustee	Held by Trustee

Trustees

Independent Trustees
FRANK NESVET c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman	Unlimited; Served since September 2000	Chief Executive Officer, Libra Group, Inc. (1998-present)(a financial services consulting company).	123	SPDR Series Trust (Trustee).

DAVID M. KELLY c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee	Unlimited; Served since September 2000	Retired.	123	Penson Worldwide Inc. (Director); CHX Holdings, Inc. and Chicago Stock Exchange (Director); SPDR Series Trust (Trustee).

BONNY EUGENIA BOATMAN c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Unlimited; Served since April 2010	Retired (2005-present); Managing Director, Columbia Management Group, Bank of America (1984-2005).	123	SPDR Series Trust (Trustee).

DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Unlimited; Served since April 2010	Self-employed consultant since 2010; Head of Fixed Income and other Senior Management roles, Fidelity Investments (1993-2009).	123	SPDR Series Trust (Trustee); Affiliated Managers Group, Inc. (Director).

CARL G. VERBONCOEUR c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Unlimited; Served since April 2010	Retired (July 2009-present); Chief Executive Officer, Rydex Investments (2003-2009).	123	SPDR Series Trust (Trustee).

Interested Trustee/President
JAMES E. ROSS* SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee and President	Unlimited; Served since April 2010 (Trustee) and May 2005 (President)	President, SSgA Funds Management Inc. (2005-present); Senior Managing Director, State Street Global Advisors (2006-present); Principal, State Street Global Advisors (2000-2006).	154	SPDR Series Trust (Trustee); Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee); State Street Institutional Investment Trust (Trustee).

*	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2010 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
and Year of Birth	with Fund	Time Served	5 Years

Other Officers
ELLEN M. NEEDHAM SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	Vice President	Unlimited; Served since March 2008	Vice President (1992-present)* and Chief Operating Officer (May 2010-present), SSgA Funds Management, Inc.; Managing Director, State Street Global Advisors (1992-present).*

MICHAEL P. RILEY SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Unlimited; Served since February 2005	Vice President, State Street Global Advisors (2005-present).*

ANTHONY ROCHTE SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1968	Vice President	Unlimited; Served since May 2010	Senior Managing Director, State Street Global Advisors (2006-present); National Sales Manager, Barclays Global Investors (2000-2006).

GARY L. FRENCH State Street Mutual Fund Service Co. 4 Copley Place Boston, MA 02116 1951	Treasurer (Resigned November 2010)	Unlimited; Served since May 2005	Senior Vice President, State Street Mutual Fund Service Co. (2002-present).*

CHAD C. HALLETT State Street Bank and Trust Company 4 Copley Place Boston, MA 02116 1969	Treasurer	Unlimited; Served since November 2010	Vice President, State Street Bank Mutual Fund Service Co. (2001-present).*

RYAN M. LOUVAR State Street Bank and Trust Company 4 Copley Place Boston, MA 02116 1972	Secretary	Unlimited; Served since August 2008	Vice President and Senior Counsel, State Street Bank and Trust Company (2005-present).

MARK E. TUTTLE State Street Bank and Trust Company 4 Copley Place Boston, MA 02116 1970	Assistant Secretary	Unlimited; Served since August 2007	Vice President and Counsel, State Street Bank & Trust Company (2007-present); Assistant Counsel, BISYS Group, Inc. (2005-2007*) (a financial services company).

LAURA F. HEALY State Street Mutual Fund Service Co. 4 Copley Place Boston, MA 02116 1964	Assistant Treasurer	Unlimited; Served since November 2007	Vice President, State Street Bank Mutual Fund Service Co. (2002-Present).*

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
September 30, 2010 (Unaudited)

		Term of	Principal
		Office and	Occupation(s)
Name, Address	Position(s)	Length of	During Past
and Year of Birth	with Fund	Time Served	5 Years

MATTHEW FLAHERTY State Street Mutual Fund Service Co. 4 Copley Place Boston, MA 02116 1971	Assistant Treasurer	Unlimited; Served since May 2005	Assistant Vice President, State Street Mutual Fund Service Co. (1994-present).*

JULIE B. PIATELLI SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	Chief Compliance Officer	Unlimited; Served since August 2007	Principal and Senior Compliance Officer, SSgA Funds Management, Inc. (2004-present); Vice President, State Street Global Advisors (2004-present).

*	Served in various capacities during the noted time period and/or with an affiliated company.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

The Select Sectors SPDR Trust
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SPDR Index Shares Funds
SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR Series Trust
SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR Dow Jones Large Cap Growth ETF (ELG)
SPDR Dow Jones Large Cap Value ETF (ELV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR Dow Jones Mid Cap Growth ETF (EMG)
SPDR Dow Jones Mid Cap Value ETF (EMV)

SPDR Dow Jones Small Cap ETF (DSC)
SPDR Dow Jones Small Cap Growth ETF (DSG)
SPDR Dow Jones Small Cap Value ETF (DSV)
SPDR DJ Global Titans ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR KBW Bank ETF (KBE)
SPDR KBW Capital Markets ETF (KCE)
SPDR KBW Insurance ETF (KIE)
SPDR KBW Mortgage Finance ETF(KME)
SPDR KBW Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SPDR Barclays Capital Intermediate Term Credit Bond ETF (ITR)
SPDR Barclays Capital Long Term Credit Bond ETF (LWC)
SPDR Barclays Capital Convertible Securities ETF (CWB)
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen Barclays Capital Build America Bond ETF
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital International Corporate Bond ETF (IBND)
SPDR Barclays Capital High Yield Bond ETF (JNK)
SDPR Barclays Capital Short Term Corporate Bond ETF (SCPB)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

SPDR Index Shares Funds
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
James E. Ross, President
Ellen M. Needham, Vice President
Michael P. Riley, Vice President
Anthony Rochte, Vice President
Chad Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Healy, Assistant Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Julie B. Piatelli, Chief Compliance Officer
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
independent registered public accounting firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.
State Street Global Markets, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com
Please read the prospectus carefully before you invest.

State Street Global Advisors State Street Financial Center One Lincoln Street Boston, MA 02111 The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased. ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns. SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacifi c ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR FTSE/ Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/ Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P Global Natural Resources ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, SPDR S&P International Utilities Sector ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation. For all SPDR Index Shares Funds: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may acquire Fund Shares and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details. The Funds are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., FTSE International Limited, Macquarie Bank Limited, The London Stock Exchange Place, The Financial Times Limited, Morgan Stanley Capital International Inc., Russell Investment Group, Standard & Poor’s and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, administrator, securities lending agent, transfer agent and shareholder servicing agent. “This i information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.” © 2010 State Street Corporation STISFAR M For more complete information, please call 866.787.2257 or visit spdrs.com today

Item 2. Code of Ethics.
As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.
The Code of Ethics is attached hereto as Exhibit 12(a)(1).
Item 3. Audit Committee Financial Expert.
(a)(1) The Board of Trustees of the registrant has determined that the registrant has five Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”
(2) Bonny Boatman, Dwight Churchill, David M. Kelly, Frank Nesvet and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees.
For the fiscal years ending September 30, 2010 and September 30, 2009, the aggregate audit fees billed for professional services rendered by the principal accountant were $534,800 and $506,100, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant’s registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; (4) issuance of a Report on Internal Control for inclusion in the registrant’s Form N-SAR; and (5) Rule 17f-2 securities counts.
(b) Audit-Related Fees.
For the fiscal years ending September 30, 2010 and September 30, 2009, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.
(c) Tax Fees.
For the fiscal years ending September 30, 2010 and September 30, 2009, the aggregate tax fees billed for professional services rendered by the principal accountant were $256,000 and $240,000, respectively. Services included the review of the registrant’s federal, state and local income, franchise and other tax returns.
(d) All Other Fees.
There were no other fees billed by the principal accountant for the fiscal years ending September 30, 2010 and September 30, 2009.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.
The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:
Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:
a.	The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;
or
b.	The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.	De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.	Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

e.	Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.
One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) For the fiscal years ending September 30, 2010 and September 30, 2009, the aggregate non-audit fees for services rendered by PwC to the registrant and SSgA Funds Management, Inc. (the “Adviser”) and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the registrant were $0 and $6,465,000, respectively.
(h) Not applicable.
Item 5. Disclosure of Audit Committees for Listed Companies.
The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s audit committee are Bonny Boatman, Dwight Churchill, Frank Nesvet, David Kelly and Carl Verboncoeur.
Item 6. Schedule of Investments.
The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.
Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, James Ross, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness.

Based on their review, Messrs. Ross and Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 12. Exhibits.
(a)(1) Code of Ethics referred to in Item 2.
(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.
(a)(3) Not applicable
(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/James Ross James Ross
President and Principal Executive Officer

Date:	December 6, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/James Ross James Ross
President and Principal Executive Officer

Date:	December 6, 2010

By:	/s/Chad C. Hallett Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	December 6, 2010